UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend AchieversTM Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2009 | (UNAUDITED)

BlackRock Dividend Achievers™ Trust (BDV)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

BlackRock Strategic Dividend Achievers™ Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Energy and Resources Trust (BGR)

BlackRock Global Equity Income Trust (BFD)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Section 19(b) Disclosure

BlackRock Dividend AchieversTM Trust (BDV), BlackRock Enhanced Dividend AchieversTM Trust (BDJ), BlackRock Strategic Dividend AchieversTM Trust (BDT), BlackRock EcoSolutions Investment Trust (BQR), BlackRock Energy and Resources Trust (BGR), BlackRock Global Equity Income Trust (BFD), BlackRock Global Opportunities Equity Trust (BOE), BlackRock Health Sciences Trust (BME), BlackRock International Growth and Income Trust (BGY), BlackRock Real Asset Equity Trust (BCF), BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) and BlackRock World Investment Trust (BWC) (each a “Trust” and collectively, the “Trusts”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Directors/Trustees (the “Board”), each have adopted a level distribution plan (the “Plan”) that is consistent with its investment objectives and policies. In adopting the Plan, each Trust employs either a managed distribution or option over-write policy to support a level distribution of income, capital gains and/or return of capital. In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share

BDV	$0.162500
BDJ	$0.305625
BDT	$0.162500
BQR	$0.400000
BGR	$0.405000
BFD	$0.475000
BOE	$0.568750
BME	$0.384375
BGY	$0.455100
BCF	$0.271800
BQY	$0.187500
BWC	$0.341250

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a quarterly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Trusts to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan without prior notice if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain a level distribution. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Trust’s prospectus for a more complete description of its risks.

Please refer to the Notes to Financial Statements for a cumulative summary of the Section 19(a) notices for each Trust’s current fiscal period. Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website www.blackrock.com.

2	SEMI-ANNUAL REPORT	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets—one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery.

The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month

US equities (S&P 500 Index)	(8.53)%	(35.31)%

Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)

International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of April 30, 2009	BlackRock Dividend AchieversTM Trust

Investment Objective

BlackRock Dividend AchieversTM Trust (BDV) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned (20.91)% based on market price and (17.74)% based on net asset value (“NAV”). For the same period, the Mergent Broad Dividend Achievers Index (“Dividend Achievers Index”) returned (15.01)%, and the broader market, measured by the Russell 1000 Index and the Russell 1000 Value Index, returned (7.39)% and (13.27)%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The key investment objective of the BDV portfolio is to generate above-average current income through positions in large-cap stocks with attractive dividend yields, selected primarily from the Dividend Achievers Index. Over period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the broader market; (2) the drive for yield meant higher exposure to financials, which underperformed; and (3) mid-cap stocks outperformed large-cap stocks and growth stocks outperformed value stocks, each hurting the large-cap, value-oriented BDV portfolio. The enhancement to the BDV strategy, writing calls on approximately 20% of the portfolio, added to current income and total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDV
Initial Offering Date	December 23, 2003
Yield on Closing Market Price as of April 30, 2009 ($6.97)[1]	9.33%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution rate is not constant and is subject to further change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$6.97	$9.20	(24.24)%	$9.84	$5.05
Net Asset Value	$8.14	$10.33	(21.20)%	$10.71	$6.69

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

International Business Machines Corp.	5%
Chevron Corp.	5
AT&T Inc.	4
ExxonMobil Corp.	4
Wal-Mart Stores, Inc.	4
Coca-Cola Co. (The)	4
Wells Fargo & Co.	4
Pfizer, Inc.	4
Johnson & Johnson	3
General Electric Co.	3

Sector Allocations[3]

	4/30/09	10/31/08

Consumer Products	29%	25%
Industrials	21	8
Financial Institutions	11	26
Energy	9	8
Technology	7	3
Telecommunications	6	5
Health Care	5	15
Utilities	5	6
Basic Materials	3	1
Aerospace & Defense	2	1
Real Estate Investment Trusts	1	2
Automotive	1	—

3

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock Enhanced Dividend AchieversTM Trust

Investment Objective

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (the “Trust”) seeks to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions paid to the Trust’s shareholders. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned (14.07)% based on market price and (14.73)% based on NAV. For the same period, the Dividend Achievers Index returned (15.01)%, and the broader market, measured by the Russell 1000 Index and the Russell 1000 Value Index, returned (7.39)% and (13.27)%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

In addition to covered call writing, the other objective of the BDJ portfolio is to generate above-average current income through positions in large-cap stocks with attractive dividend yields, selected primarily from the Dividend Achievers Index. Over the period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the market; (2) the drive for yield meant higher exposure to financials, which underperformed; and (3) mid-cap stocks outperformed large-cap stocks and growth stocks outperformed value stocks, each hurting the large-cap, value-oriented BDJ portfolio. Offsetting some of these negative impacts were rich option call premiums received on the covered call portion of the BDJ strategy, driven by the near-record high volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDJ
Initial Offering Date	August 31, 2005
Yield on Closing Market Price as of April 30, 2009 ($6.72)[1]	18.19%
Current Quarterly Distribution per Common Share[2]	$0.305625
Current Annualized Distribution per Common Share[2]	$1.222500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$6.72	$8.47	(20.66)%	$9.26	$5.04
Net Asset Value	$7.55	$9.59	(21.27)%	$9.93	$6.39

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

International Business Machines Corp.	5%
Chevron Corp.	5
AT&T Inc.	4
ExxonMobil Corp.	4
Wal-Mart Stores, Inc.	4
Coca-Cola Co. (The)	4
Pfizer, Inc.	4
Wells Fargo & Co.	4
Johnson & Johnson	3
General Electric Co.	3

Sector Allocations[3]

	4/30/09	10/31/08

Consumer Products	30%	24%
Industrials	21	8
Financial Institutions	11	25
Energy	9	9
Technology	7	3
Telecommunications	6	6
Health Care	5	16
Utilities	4	6
Basic Materials	3	1
Aerospace & Defense	2	—
Real Estate Investment Trusts	1	2
Automotive	1	—

3

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2009	5

Trust Summary as of April 30, 2009	BlackRock Strategic Dividend AchieversTM Trust

Investment Objective

BlackRock Strategic Dividend AchieversTM Trust (BDT) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in common stocks of small to mid-capitalization companies that pay above average dividends and have potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned (12.97)% based on market price and (12.15)% based on NAV. For the same period, the Dividend Achievers Index returned (15.01)%, and the broader market, as measured by the Russell 1000 Index and the Russell 1000 Value Index, returned (7.39)% and (13.27)%, respectively. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The key investment objective of the BDT portfolio is to generate above-average current income through positions in mid- and small-cap stocks with attractive dividend yields, selected primarily from the Dividend Achievers Index. Over the period, this strategy was negatively affected by three factors: (1) higher-yielding stocks underperformed the broader market; (2) the drive for yield meant higher exposure to financials, which underperformed; and (3) growth stocks outperformed value stocks, hurting the value-oriented BDT portfolio. Offsetting some of these negative impacts was the strong outperformance of mid-cap stocks, which represents more than half of the BDT portfolio. Further, the enhancement to the BDT strategy, writing calls on approximately 20% of the portfolio, added to current income and total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDT
Initial Offering Date	March 30, 2004
Yield on Closing Market Price as of April 30, 2009 ($7.52)[1]	8.64%
Current Quarterly Distribution per Common Share[2]	$0.1625
Current Annualized Distribution per Common Share[2]	$0.6500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to further change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$7.52	$9.01	(16.54)%	$9.42	$5.38
Net Asset Value	$8.99	$10.67	(15.75)%	$10.92	$6.95

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

W.W. Grainger, Inc.	3%
Clorox Co.	3
Sherwin-Williams Co. (The)	3
Genuine Parts Co.	3
VF Corp.	2
D.R. Horton, Inc.	2
H&R Block, Inc.	2
Linear Technology Corp.	2
Pitney Bowes, Inc.	2
Vulcan Materials Co.	2

Sector Allocations[3]

	4/30/09	10/31/08

Financial Institutions	25%	30%
Consumer Products	17	19
Energy	15	16
Industrials	10	9
Real Estate Investment Trusts	8	9
Basic Materials	8	2
Technology	4	3
Building & Development	4	3
Utilities	4	3
Automotive	3	3
Transportation	1	1
Telecommunications	1	1
Media	—	1

3

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock EcoSolutions Investment Trust

Investment Objective

BlackRock EcoSolutions Investment Trust (BQR) (the “Trust”) seeks to provide current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing substantially all of its assets in equity securities issued by companies that are engaged in one or more of the new energy, water resources and agriculture business segments and utilizing an option strategy to enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned 12.42% based on market price and 3.86% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of (3.23)% on a market price basis and (5.26)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Following on from a torrid end to 2008, the portfolio was up strongly in early 2009. The new energy, agriculture and water sectors benefited over the period under review as equity markets broadly moved up from their lows of last year as investor sentiment began to show signs of improving. The three sectors continue to have compelling fundamentals and some areas, such as new energy, may see a long run benefit (in the form of government stimulus/investment), though volatility is likely to continue to be a feature of the market in the short term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BQR
Initial Offering Date	September 28, 2007
Yield on Closing Market Price as of April 30, 2009 ($9.52)[1]	16.81%
Current Quarterly Distribution per Common Share[2]	$0.40
Current Annualized Distribution per Common Share[2]	$1.60

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$9.52	$9.20	3.48%	$10.80	$5.68
Net Asset Value	$9.78	$10.23	(4.40)%	$11.04	$7.94

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

Monsanto Co.	4%
Vestas Wind Systems A/S	3
Potash Corp. of Saskatchewan, Inc.	3
Tetra Tech, Inc.	3
K+S AG	3
Aqua America, Inc.	2
Plum Creek Timber Co., Inc. — REIT	2
Syngenta AG	2
Agrium, Inc.	2
Itron, Inc.	2

Sector Allocations

	4/30/09	10/31/08

Chemicals	25%	25%
Water	19	19
Environmental Control	8	7
Electrical Components & Equipment	7	5
Agriculture	7	6
Energy-Alternate Sources	6	6
Electric	5	5
Electronics	4	5
Forest Products & Paper	4	5
Machinery	3	4
Miscellaneous Manufacturing	2	2
Food	2	2
Engineering & Construction	2	1
Gas	2	2
Oil & Gas	1	1
Biotechnology	1	1
Transportation	1	—
Commercial Services	1	1
Investment Companies	—	1
Metal Fabricate/Hardware	—	1
Auto Parts & Equipment	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2009	7

Trust Summary as of April 30, 2009	BlackRock Energy and Resources Trust

Investment Objective

BlackRock Energy and Resources Trust (BGR) (the “Trust”) (formerly BlackRock Global Energy and Resources Trust) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned (1.11)% based on market price and (5.52)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned (3.23)% on a market price basis and (5.26)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In a challenging environment, investors favored large cap stocks and “safe havens” like gold. Accordingly, large integrated oil stocks, larger cap energy equipment & service names and the metals complex all outperformed during the period. Holding BHP Billiton gained more than 25% in the diversified metals & mining segment, and gold and other precious metals benefited returns as well, as Silver Standard Resources Inc. gained 45%. Primary detractors from performance included coal & consumable fuels and the smaller cap oil & gas exploration & production segment, both hurt by weak energy prices due to declining global demand. Turnover was typically low over the period, and we added to one of our top exploration & production names (Petrohawk Energy Corp.) on weakness. We also took profits in Silver Standard Resources and swapped into Silver Wheaton Corp. At period-end, we continue to emphasize coal producers and oil & gas exploration & production stocks, as we believe these companies have superior long-term growth prospects when global demand eventually rebounds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BGR
Initial Offering Date	December 29, 2004
Yield on Closing Market Price as of April 30, 2009 ($16.94)[1]	9.56%
Current Quarterly Distribution per Common Share[2]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$16.94	$17.99	(5.84)%	$18.81	$10.50
Net Asset Value	$18.63	$20.71	(10.04)%	$21.66	$13.88

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

Consol Energy, Inc.	4%
Transocean Ltd.	4
PetroHawk Energy Corp.	4
Whiting Petroleum Corp.	4
Penn Virginia Corp.	3
Petroleo Brasileiro SA - ADR	3
EXCO Resources, Inc.	3
Southwestern Energy Co.	3
Enterprise Products Partners LP	3
National Oilwell Varco, Inc.	3

Sector Allocations

	4/30/09	10/31/08

Oil & Gas	50%	49%
Pipelines	15	15
Oil & Gas Services	13	13
Coal	11	12
Mining	4	3
Chemicals	2	2
Gas	2	2
Transportation	1	2
Electric	1	2
Commercial Services	1	—

8	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock Global Equity Income Trust

Investment Objective

BlackRock Global Equity Income Trust (BFD) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in equity securities of companies located in countries throughout the world or options on equity securities or indices of equity securities. The policies of the Trust no longer emphasize dividend-paying stocks or index call options. No assurance can be given that the Trust’s investment objective will be achieved.

The Board approved a change to the Trust’s non-fundamental investment policy – please refer to page 102 in the Additional Information section.

Performance

For the six months ended April 30, 2009, the Trust returned 5.31% based on market price and (1.00)% based on NAV. For the same period, the MSCI World Index posted a return of (5.45)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. As the global marketplace begins to heal, the overwrite strategy proved challenging, but strategic. In March, we reached new lows and experienced a significant rally. Due to the positioning of the options, shareholders were able to experience the best of both worlds. March and April experienced healthy returns and the strategy allowed the investor to benefit more of the upside than expected. At period end, the Trust’s cash position remains elevated and will be deployed opportunistically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BFD
Initial Offering Date	March 30, 2007
Yield on Closing Market Price as of April 30, 2009 ($8.43)[1]	22.54%
Current Quarterly Distribution per Common Share[2]	$0.475
Current Annualized Distribution per Common Share[2]	$1.900

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$8.43	$9.13	(7.67)%	$9.60	$5.74
Net Asset Value	$9.27	$10.68	(13.20)%	$11.20	$7.30

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

iShares MSCI EAFE Index Fund	3%
SPDR Trust Series 1	3
Partner Communications - ADR	1
Barrick Gold Corp.	1
Amgen, Inc.	1
Nintendo Co. Ltd.	1
Nestle SA	1
Pfizer, Inc.	1
Altria Group, Inc.	1
Yara International ASA	1

Geographic Allocations

	4/30/09	10/31/08

United States	50%	51%
United Kingdom	6	10
Canada	5	4
Japan	5	10
France	5	4
Germany	4	3
Hong Kong	3	1
Switzerland	3	4
Norway	2	—
China	2	—
Singapore	2	1
Brazil	2	—
Israel	1	—
Bermuda	1	—
Italy	1	2
Finland	1	1
Australia	1	2
Taiwan	1	—
Mexico	1	—
Sweden	1	1
Spain	1	2
Cayman Islands	1	—
Belgium	1	—
Netherlands	—	2
Denmark	—	1
Greece	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2009	9

Trust Summary as of April 30, 2009	BlackRock Global Opportunities Equity Trust

Investment Objective

BlackRock Global Opportunities Equity Trust (BOE) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

The Board approved a change to the Trust’s non-fundamental investment policy – please refer to page 102 in the Additional Information section.

Performance

For the six months ended April 30, 2009, the Trust returned 4.10% based on market price and 0.48% based on NAV. For the same period, the benchmark MSCI World Index posted a return of (5.45)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s outperformance can be primarily attributed to strong stock selection, particularly within energy, financials and healthcare. Sector allocation also contributed positively, as underweights in financials, consumer staples and utilities, along with an overweight in materials, aided return comparisons. By contrast, underweight positions in the consumer discretionary, industrials and telecommunication services sectors detracted from returns for the six months. At period end, the Trust’s cash position remains elevated and will be deployed opportunistically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BOE
Initial Offering Date	May 31, 2005
Yield on Closing Market Price as of April 30, 2009 ($15.12)[1]	15.05%
Current Quarterly Distribution per Common Share[2]	$0.56875
Current Annualized Distribution per Common Share[2]	$2.27500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$15.12	$15.89	(4.85)%	$17.40	$10.47
Net Asset Value	$16.56	$18.03	(8.15)%	$18.88	$13.60

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

iShares MSCI EAFE Index Fund	3%
SPDR Trust Series 1	3
Partner Communications - ADR	1
Barrick Gold Corp.	1
Amgen, Inc.	1
Nintendo Co. Ltd.	1
Nestle SA	1
Pfizer, Inc.	1
Yara International ASA	1
Altria Group, Inc.	1

Geographic Allocations

	4/30/09	10/31/08

United States	48%	56%
United Kingdom	6	5
Canada	5	4
Japan	5	4
France	5	3
Germany	4	4
Hong Kong	3	1
Switzerland	3	5
Brazil	2	2
Norway	2	1
China	2	1
Singapore	2	2
Israel	1	1
Bermuda	1	1
Italy	1	2
Finland	1	1
Australia	1	1
South Korea	1	1
Mexico	1	1
Taiwan	1	1
Sweden	1	—
India	1	—
Spain	1	—
Cayman Islands	1	—
Belgium	1	1
Luxembourg	—	1
Russia	—	1

10	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock Health Sciences Trust

Investment Objective

BlackRock Health Sciences Trust (BME) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned (4.42)% based on market price and (2.61)% based on NAV. For the same period, the benchmark Russell 3000 Healthcare Index returned (8.26)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s comparative performance benefited from both stock selection and sector allocation affects. Most notably, selection was strong within the medical devices & supplies, biotechnology and pharmaceuticals subsectors. The Trust’s overweights in biotechnology and healthcare services contributed positively on a relative basis as well. By contrast, an overweight in medical devices & supplies and an underweight in pharmaceuticals detracted from returns for the six months. The Trust maintained moderate levels of cash during the period, which did not significantly impact performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BME
Initial Offering Date	March 31, 2005
Yield on Closing Market Price as of April 30, 2009 ($19.72)[1]	7.80%
Current Quarterly Distribution per Common Share[2]	$0.384375
Current Annualized Distribution per Common Share[2]	$1.537500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$19.72	$21.62	(8.79)%	$22.20	$15.39
Net Asset Value	$21.99	$23.66	(7.06)%	$24.10	$20.17

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

Wyeth	6%
Amgen, Inc.	6
Medco Health Solutions, Inc.	4
CVS Caremark Corp.	4
Johnson & Johnson	4
Medtronic, Inc.	3
Pfizer, Inc.	3
WellPoint, Inc.	3
Alcon, Inc.	3
Merck & Co., Inc.	3

Sector Allocations

	4/30/09	10/31/08

Healthcare Products	35%	34%
Pharmaceuticals	34	29
Biotechnology	14	29
Healthcare Services	9	7
Retail	4	—
Electronics	3	—
Commercial Services	1	1

SEMI-ANNUAL REPORT	APRIL 30, 2009	11

Trust Summary as of April 30, 2009	BlackRock International Growth and Income Trust

Investment Objective

BlackRock International Growth and Income Trust (BGY) (the “Trust”) seeks current income and current gains, and secondarily long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

The Board approved a change to the Trust’s non-fundamental investment policy – please refer to page 102 in the Additional Information section.

Performance

For the six months ended April 30, 2009, the Trust returned 6.01% based on market price and 2.68% based on NAV. For the same period, the benchmark S&P Global Broad Market Index ex-US returned 2.51%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Allocation effects contributed positively to performance during the six months as underweights in utilities, healthcare and consumer staples added to returns, while an information technology (IT) underweight relative to the benchmark and the Trust’s cash position detracted. The Trust’s comparative performance was also hurt by weak stock selection within financials, consumer staples, IT and industrials, but those effects were somewhat offset by good results within the consumer discretionary, materials and telecommunication services sectors. At period end, the Trust’s cash position remains elevated and will be deployed opportunistically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BGY
Initial Offering Date	May 30, 2007
Yield on Closing Market Price as of April 30, 2009 ($8.70)[1]	20.92%
Current Quarterly Distribution per Common Share[2]	$0.4551
Current Annualized Distribution per Common Share[2]	$1.8204

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$8.70	$9.09	(4.29)%	$9.66	$6.15
Net Asset Value	$9.65	$10.41	(7.30)%	$11.08	$8.40

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

iShares MSCI Emerging Markets Index Fund	2%
iShares MSCI EAFE Index Fund	2
Singapore Telecommunications Ltd.	2
Nintendo Co. Ltd.	2
Barrick Gold Corp.	2
Royal Dutch Shell Plc	2
Linde AG	2
Syngenta AG	1
SES SA	1
Nestle SA	1

Geographic Allocations

	4/30/09	10/31/08

United Kingdom	13%	18%
Japan	11	12
Canada	11	9
Germany	8	7
France	7	6
Hong Kong	5	4
Singapore	5	4
Switzerland	5	8
United States	4	—
Taiwan	4	4
Brazil	3	3
Norway	3	2
Australia	2	3
China	2	1
Luxembourg	2	2
South Korea	2	1
Israel	2	1
Netherlands	1	2
Finland	1	—
Sweden	1	1
Greece	1	1
Italy	1	2
Belgium	1	1
Spain	1	1
Malaysia	1	2
Chile	1	1
Turkey	1	1
Philippines	1	1
Russia	—	1
South Africa	—	1

12	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock Real Asset Equity Trust

Investment Objective

BlackRock Real Asset Equity Trust (BCF) (the “Trust”) seeks to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies in associated businesses and equity derivatives with exposure to those companies. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned 8.73% based on market price and 5.64% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned (3.23)% on a market price basis and (5.26)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. In a challenging market environment, defensive areas of the market performed best, and investors preferred “safe havens” like gold. Accordingly, gold and other precious metals were the primary contributors to performance during the period. Within other precious metals, Impala Platinum Holdings Ltd. was a top performer. Detracting from performance were the coal & consumable fuels and oil & gas exploration & production subsectors, which were hurt by low energy prices due to weak global demand. Turnover was typically low over the period, and we added to some cyclical stocks in anticipation of a potential bottoming out in the economy and the stock market. We added to John Deere Ltd., and within the energy sleeve of the fund, we eliminated Compton Petroleum Corp. At period-end, the Trust remains largely exposed to energy and materials, with an emphasis on oil & gas exploration & production and diversified metals & mining. At period end, the Trust’s cash position remains elevated and will be deployed opportunistically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BCF
Initial Offering Date	September 29, 2006
Yield on Closing Market Price as of April 30, 2009 ($7.84)[1]	13.87%
Current Quarterly Distribution per Common Share[2]	$0.2718
Current Annualized Distribution per Common Share[2]	$1.0872

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$7.84	$7.74	1.29%	$8.37	$4.93
Net Asset Value	$9.29	$9.44	(1.59)%	$10.11	$6.53

The following charts show the ten largest holdings and sector allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

BHP Billiton Plc	4%
Cia Vale do Rio Doce - ADR	3
Rio Tinto Plc	3
E.I. du Pont de Nemours & Co.	3
Praxair, Inc.	3
Caterpillar, Inc.	2
Xstrata Plc	2
Impala Platinum Holdings Ltd.	2
Weyerhauser Co.	2
MeadWestvaco Corp.	2

Sector Allocations

	4/30/09	10/31/08

Mining	36%	28%
Oil & Gas	28	32
Chemicals	12	14
Forest Products & Paper	8	7
Oil & Gas Services	6	8
Coal	4	5
Machinery	3	3
Iron & Steel	1	1
Pipelines	1	2
Metal	1	—

SEMI-ANNUAL REPORT	APRIL 30, 2009	13

Trust Summary as of April 30, 2009	BlackRock S&P Quality Rankings Global Equity Managed Trust

Investment Objective

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation. The Trust recently implemented an option writing (selling) strategy to help enhance current gains. No assurance can be given that the Trust’s investment objective will be achieved.

The Board approved a change to the Trust’s non-fundamental investment policy, please refer to page 102 in the Additional Information section.

Performance

For the six months ended April 30, 2009, the Trust returned (5.97)% based on market price and (5.13)% based on NAV. For the same period, the MSCI World Developed Value Index returned (6.41)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

One of the key investment objectives of the BQY portfolio is to generate income through positions in stocks with attractive dividend yields. Over the period, this detracted as higher-yielding stocks have underperformed. However, throughout the course of the period, in particular, when the global credit crisis intensified, higher-quality stocks, the other key investment objective, outperformed lower-quality issues internationally. Significant exposure to the Asia/Pacific region also aided results, as this was the best-performing region during the period.

Further, the BQY strategy was enhanced to take advantage of historically-high stock volatility. A modest amount of covered call writing was added to the strategy, capitalizing on very high call premiums. Approximately 20% of the portfolio has calls written against it, initiated at approximately 10% out of the money. The call premiums added to current income and total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BQY
Initial Offering Date	May 28, 2004
Yield on Closing Market Price as of April 30, 2009 ($9.39)[1]	7.99%
Current Quarterly Distribution per Common Share[2]	$0.1875
Current Annualized Distribution per Common Share[2]	$0.7500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gains.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$9.39	$10.50	(10.57)%	$11.25	$7.01
Net Asset Value	$11.17	$12.38	(9.77)%	$12.98	$9.02

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

AT&T Inc.	4%
ExxonMobil Corp.	4
International Business Machines Corp.	3
Microsoft Corp.	2
Emerson Electric Co.	2
Santos Ltd.	2
Altria Group, Inc.	2
Health Care REIT, Inc.	2
McDonald’s Corp.	2
HongKong Electric Holdings	2

Geographic Allocations

	4/30/09	10/31/08

United States	51%	53%
United Kingdom	8	10
Australia	6	5
Japan	6	5
Canada	5	5
France	5	4
Sweden	4	3
Hong Kong	4	3
Germany	2	2
Spain	2	2
Italy	2	2
Finland	1	1
Singapore	1	1
Switzerland	1	1
Denmark	1	1
Netherlands	1	—
Austria	—	2

14	SEMI-ANNUAL REPORT	APRIL 30, 2009

Trust Summary as of April 30, 2009	BlackRock World Investment Trust

Investment Objective

BlackRock World Investment Trust (BWC) (the “Trust”) seeks current income, dividends and gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in equity securities or options on equity securities or indices or sectors of equity securities. Equity securities in which the Trust anticipates investing include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in REITs. The Trust may invest in preferred stocks and convertible securities of any rating. The Trust may invest in debt securities of issuers located anywhere in the world and including securities rated below investment grade. No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Trust returned 2.64% based on market price and (0.62)% based on NAV. For the same period, the benchmark MSCI World Index posted a return of (5.45)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s comparative performance was enhanced primarily by strong stock selection, particularly within the energy, financials and healthcare sectors. The Trust’s overweight versus the benchmark in the materials sector and its underweight in utilities also benefited relative returns for the trailing six months. By contrast, performance comparisons suffered from the Trust’s underweight exposure to the information technology, industrials and consumer discretionary sectors. At period end, the Trust’s cash position remains elevated and will be deployed opportunistically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BWC
Initial Offering Date	October 27, 2005
Yield on Closing Market Price as of April 30, 2009 ($8.76)[1]	15.58%
Current Quarterly Distribution per Share[2]	$0.34125
Current Annualized Distribution per Share[2]	$1.36500

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low

Market Price	$8.76	$9.22	(4.99)%	$10.23	$6.24
Net Asset Value	$9.88	$10.74	(8.01)%	$11.25	$8.42

The following charts show the ten largest holdings and geographic allocations of the Trust’s long-term investments:

Ten Largest Holdings

4/30/09

iShares MSCI EAFE Index Fund	3%
SPDR Trust Series 1	3
Partner Communications - ADR	1
Amgen, Inc.	1
Nintendo Co. Ltd.	1
Toyota Motor Corp.	1
Occidental Petroleum Corp.	1
Yara International ASA	1
Pfizer, Inc.	1
Nestle SA	1

Geographic Allocations

	4/30/09	10/31/08

United States	48%	55%
United Kingdom	5	5
Japan	5	4
Canada	5	4
France	5	3
Germany	4	4
Hong Kong	3	1
Switzerland	3	4
Singapore	2	2
Brazil	2	2
Norway	2	1
China	2	1
Israel	1	1
Bermuda	1	1
Italy	1	2
Finland	1	1
Australia	1	1
South Korea	1	1
Mexico	1	1
Taiwan	1	1
Sweden	1	—
India	1	—
Spain	1	1
Cayman Islands	1	—
Belgium	1	1
Philippines	1	1
Luxembourg	—	1
Russia	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2009	15

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	60,000	$3,100,200
United Technologies Corp.	145,100	7,086,684

		10,186,884

Automotive—0.4%
Johnson Controls, Inc.	103,200	1,961,832

Basic Materials—2.8%
Nucor Corp.	53,200	2,164,708
PPG Industries, Inc.	55,300	2,435,965
Praxair, Inc.	31,600	2,357,676
RPM International, Inc.	225,500	3,116,410
Sherwin-Williams Co. (The)	21,000	1,189,440
Vulcan Materials Co.	24,300	1,155,465

		12,419,664

Building & Development—0.2%
Masco Corp.	94,400	836,384

Consumer Products—29.0%
Altria Group, Inc.	586,150	9,571,829
Archer Daniels Midland Co.	75,600	1,861,272
Clorox Co.	41,725	2,338,686
Coca-Cola Co. (The)	406,550	17,501,977
Colgate-Palmolive Co.	72,500	4,277,500
Family Dollar Stores, Inc.	32,000	1,062,080
Fastnel Co.	32,875	1,261,085
H&R Block, Inc.	54,800	829,672
Harley-Davidson, Inc.	97,900	2,169,464
Hershey Co. (The)	30,850	1,114,919
Home Depot, Inc.	91,275	2,402,358
Kimberly-Clark Corp.	113,450	5,574,933
Lowe’s Cos., Inc.	229,400	4,932,100
McDonald’s Corp.	235,300	12,539,137
PepsiCo, Inc.	205,875	10,244,340
Philip Morris International, Inc.	200,900	7,272,580
Procter & Gamble Co. (The)	266,475	13,174,524
SYSCO Corp.	91,475	2,134,112
Target Corp.	126,250	5,209,075
TJX Cos., Inc.	81,300	2,273,961
Universal Corp.	67,200	2,026,752
VF Corp.	18,450	1,093,532
Wal-Mart Stores, Inc.	348,775	17,578,260

		128,444,148

Energy—8.5%
Chevron Corp.	300,550	19,866,355
ExxonMobil Corp.	265,100	17,674,217

		37,540,572

Financial Institutions—11.0%
Aflac, Inc.	87,100	2,516,319
Allstate Corp. (The)	84,600	1,973,718
Associated Banc-Corp	69,600	1,076,712
Bank of Hawaii Corp.	63,600	2,234,904
BB&T Corp.	242,800	5,666,952

Common Stocks	Shares	Value

Financial Institutions (concluded)
Chubb Corp.	51,800	$2,017,610
Mercury General Corp.	36,900	1,246,482
Northern Trust Corp.	25,600	1,391,616
State Street Corp.	23,000	784,990
T. Rowe Price Group, Inc.	71,800	2,765,736
TCF Financial Corp.	173,500	2,413,385
U.S. Bancorp	344,800	6,282,256
Valley National Bancorp	94,682	1,370,049
Wells Fargo & Co.	851,700	17,042,517

		48,783,246

Health Care—5.2%
Becton Dickinson & Co.	38,000	2,298,240
Johnson & Johnson	285,800	14,964,488
Medtronic, Inc.	187,400	5,996,800

		23,259,528

Industrials—20.6%
3M Co.	227,100	13,080,960
Abbott Laboratories	324,000	13,559,400
Caterpillar, Inc.	128,500	4,572,030
Dover Corp.	39,900	1,228,122
Eli Lilly & Co.	383,500	12,624,820
Emerson Electric Co.	236,700	8,057,268
General Electric Co.	1,178,100	14,902,965
Leggett & Platt, Inc.	93,925	1,348,763
Parker Hannifin Corp.	30,500	1,383,175
Pfizer, Inc.	1,229,000	16,419,440
Stanley Works (The)	75,000	2,852,250
W.W. Grainger, Inc.	15,000	1,258,200

		91,287,393

Media—0.3%
McGraw-Hill Cos., Inc. (The)	43,600	1,314,540

Real Estate Investment Trust—1.3%
HCP, Inc.	60,500	1,327,975
Lexington Realty Trust	4,592	17,679
Liberty Property Trust	60,200	1,465,268
Realty Income Corp.	59,800	1,335,334
Vornado Realty Trust	29,687	1,451,398

		5,597,654

Technology—6.7%
Automatic Data Processing, Inc.	90,000	3,168,000
International Business Machines Corp.	194,000	20,022,740
Linear Technology Corp.	92,100	2,005,938
Paychex, Inc.	51,000	1,377,510
Pitney Bowes, Inc.	128,754	3,159,623

		29,733,811

Telecommunications—5.7%
AT&T Inc.	746,700	19,130,454
CenturyTel, Inc.	228,700	6,209,205

		25,339,659

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	17

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Transportation—0.3%
C.H. Robinson Worldwide, Inc.	28,000	$1,488,480

Utilities—4.4%
Atmos Energy Corp.	115,000	2,841,650
Consolidated Edison, Inc.	168,600	6,260,118
FPL Group, Inc.	58,900	3,168,231
Progress Energy, Inc.	167,500	5,715,100
Vectren Corp.	67,300	1,492,041

		19,477,140

Total Long-Term Investments (Cost—$516,773,099)—98.7%		437,670,935

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.64% (a)(b)	8,918,424	8,918,424

Total Short-Term Investments (Cost—$8,918,424)—2.0%		8,918,424

Total Investments Before Outstanding Options Written (Cost—$525,691,523*)—100.7%		446,589,359

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
3M Co., strike price $55, expires 5/18/09	(85)	(26,775)
Aflac, Inc., strike price $25, expires 5/18/09	(170)	(73,950)
Allstate Corp. (The), strike price $24, expires 5/18/09	(170)	(19,125)
Altria Group, Inc., strike price $18, expires 5/18/09	(1,180)	(2,360)
Archer Daniels Midland Co., strike price $30, expires 5/18/09	(150)	(1,125)
Associated Banc-Corp, strike price $17.50, expires 5/18/09	(140)	(4,200)
Atmos Energy Corp., strike price $25, expires 5/18/09	(135)	(4,387)
Atmos Energy Corp., strike price $25, expires 7/20/09	(90)	(7,650)
Automatic Data Processing, Inc., strike price $40, expires 5/18/09	(180)	(900)
BB&T Corp., strike price $22.50, expires 5/18/09	(485)	(105,488)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(80)	(800)
C.H. Robinson Worldwide, Inc., strike price $50, expires 5/18/09	(60)	(23,100)
Caterpillar, Inc., strike price $32, expires 5/18/09	(260)	(104,000)
Chevron Corp., strike price $75, expires 6/22/09	(610)	(24,400)
Chubb Corp., strike price $45, expires 5/18/09	(100)	(500)
Coca-Cola Co. (The), strike price $45, expires 5/18/09	(800)	(14,000)
Colgate-Palmolive Co., strike price $65, expires 8/24/09	(95)	(13,775)
Consolidated Edison, Inc., strike price $40, expires 5/18/09	(340)	(2,550)
Dover Corp., strike price $30, expires 6/22/09	(80)	(19,400)
Eli Lilly & Co., strike price $30, expires 7/20/09	(945)	(344,925)
Emerson Electric Co., strike price $34, expires 6/22/09	(150)	(27,375)
ExxonMobil Corp., strike price $70, expires 5/18/09	(360)	(14,400)
ExxonMobil Corp., strike price $75, expires 5/18/09	(165)	(660)
Family Dollar Stores, Inc., strike price $37.50, expires 5/18/09	(60)	(600)
FPL Group, Inc., strike price $50, expires 6/22/09	(120)	(55,200)
General Dynamics Corp., strike price $45, expires 5/18/09	(75)	(51,000)
General Electric Co., strike price $11, expires 6/22/09	(380)	(80,750)
Harley-Davidson, Inc., strike price $15, expires 5/18/09	(200)	(145,000)
HCP, Inc., strike price $22.50, expires 5/18/09	(120)	(9,300)
International Business Machines Corp., strike price $105, expires 5/18/09	(290)	(40,600)
International Business Machines Corp., strike price $105, expires 6/22/09	(100)	(36,000)
Johnson & Johnson, strike price $55, expires 6/22/09	(570)	(27,075)
Kimberly-Clark Corp., strike price $50, expires 5/18/09	(235)	(14,100)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Liberty Property Trust, strike price $22.50, expires 5/18/09	(120)	$(31,500)
Linear Technology Corp., strike price $25, expires 5/18/09	(185)	(925)
Lowe’s Cos., Inc., strike price $20, expires 5/18/09	(470)	(84,600)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(265)	(15,238)
McDonald’s Corp., strike price $60, expires 6/22/09	(265)	(5,962)
McGraw-Hill Cos., Inc., strike price $25, expires 5/18/09	(90)	(46,350)
Medtronic, Inc., strike price $32.50, expires 5/18/09	(75)	(4,875)
Nucor Corp., strike price $45, expires 5/18/09	(110)	(3,850)
PepsiCo, Inc., strike price $55, expires 5/18/09	(120)	(600)
Pfizer, Inc., strike price $15, expires 5/18/09	(2,300)	(4,600)
Pfizer, Inc., strike price $15, expires 6/22/09	(150)	(1,950)
Philip Morris International, Inc., strike price $40, expires 5/18/09	(405)	(2,025)
Pitney Bowes, Inc., strike price $25, expires 5/18/09	(365)	(25,550)
Procter & Gamble Co. (The), strike price $50, expires 5/18/09	(375)	(35,625)
Realty Income Corp., strike price $20, expires 5/18/09	(240)	(61,800)
Stanley Works (The), strike price $32.50, expires 5/18/09	(150)	(93,000)
State Street Corp., strike price $30, expires 5/18/09	(45)	(23,850)
Sysco Corp., strike price $25, expires 5/18/09	(180)	(2,700)
T. Rowe Price Group, Inc., strike price $30, expires 5/18/09	(145)	(124,700)
Target Corp., strike price $37.50, expires 5/18/09	(250)	(106,875)
United Technologies Corp., strike price $50, expires 8/24/09	(70)	(22,400)
Universal Corp., strike price $35, expires 5/18/09	(135)	(2,025)
US Bancorp, strike price $20, expires 6/22/09	(1,530)	(218,025)
Vectren Corp., strike price $22.50, expires 5/18/09	(135)	(5,737)
VF Corp., strike price $65, expires 5/18/09	(40)	(1,500)
Vornado Realty Trust, strike price $45, expires 5/18/09	(60)	(30,300)
Vulcan Materials Co., strike price $50, expires 5/18/09	(50)	(8,125)
W.W. Grainger, Inc., strike price $75, expires 5/18/09	(30)	(26,400)
Wal-Mart Stores, Inc., strike price $57.50, expires 6/22/09	(550)	(12,925)
Wells Fargo & Co., strike price $20, expires 5/18/09	(1,700)	(297,500)

Total Exchange-Traded Call Options Written		(2,596,982)

Over-the-Counter Call Options Written—(0.3)%
3M Co., strike price $52.61, expires 5/15/09, broker Goldman Sachs & Co.	(37,000)	(186,169)
AT&T Inc., strike price $27, expires 5/13/09, broker Goldman Sachs & Co.	(181,300)	(19,725)
Bank of Hawaii Corp., strike price $36.91, expires 6/09/09, broker Citigroup Global Markets	(13,000)	(19,126)
CenturyTel, Inc., strike price $28, expires 6/25/09, broker Jefferies & Co., Inc.	(450)	(31,500)
Clorox Co., strike price $52.59, expires 5/22/09, broker Goldman Sachs & Co.	(12,500)	(49,644)
Colgate-Palmolive Co., strike price $61.75, expires 6/04/09, broker Jefferies & Co., Inc.	(50)	(4,610)
Emerson Electric Co., strike price $30.56, expires 5/26/09, broker UBS Securities LLC	(16,500)	(57,420)
Emerson Electric Co., strike price $32, expires 5/06/09, broker UBS Securities LLC	(15,000)	(30,600)
Fastnel Co., strike price $35.27, expires 6/04/09, broker UBS Securities LLC	(7,000)	(26,170)
General Dynamics Corp., strike price $43, expires 5/26/09, broker Jefferies & Co., Inc.	(45)	(39,015)
General Electric Co., strike price $13.17, expires 7/10/09, broker UBS Securities LLC	(200,000)	(186,340)
Hershey Co., strike price $38, expires 6/05/09, broker UBS Securities LLC	(6,000)	(3,606)
Home Depot, Inc., strike price $23, expires 5/15/09, broker Citigroup Global Markets	(77,000)	(258,735)
Johnson Controls, Inc., strike price $13.44, expires 6/04/09, broker Citigroup Global Markets	(21,000)	(119,377)
Leggett & Platt, Inc., strike price $14.38, expires 5/26/09, broker UBS Securities LLC	(47,000)	(27,467)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Masco Corp., strike price $8, expires 5/22/09, broker Barclays Capital, Inc.	(185)	$(22,244)
Medtronic, Inc., strike price $32.50, expires 6/05/09, broker UBS Securities LLC	(300)	(27,321)
Mercury General Corp., strike price $31.63, expires 5/26/09, broker Goldman Sachs & Co.	(16,000)	(49,083)
Northern Trust Corp., strike price $66, expires 5/22/09, broker Jefferies & Co., Inc.	(50)	(449)
Parker Hannifin Corp., strike price $37.50, expires 5/06/09, broker JPMorgan Chase Securities	(6,000)	(47,100)
Paychex, Inc., strike price $28.67, expires 6/05/09, broker UBS Securities LLC	(10,000)	(2,274)
PepsiCo, Inc., strike price $52.50, expires 5/21/09, broker JPMorgan Chase Securities	(29,500)	(4,115)
Praxair, Inc., strike price $74.56, expires 6/05/09, broker Citigroup Global Markets	(6,300)	(19,351)
Procter & Gamble Co. (The), strike price $48.82, expires 5/22/09, broker UBS Securities LLC	(16,000)	(29,014)
Progress Energy, Inc., strike price $36.46, expires 6/09/09, broker Goldman Sachs & Co.	(34,000)	(7,313)
RPM International, Inc., strike price $13.45, expires 5/26/09, broker UBS Securities LLC	(45,100)	(27,980)
Sherwin-Williams Co. (The), strike price $58.01, expires 6/05/09, broker UBS Securities LLC	(4,200)	(7,293)
TCF Financial Corp., strike price $14.25, expires 6/05/09, broker Jefferies & Co., Inc.	(350)	(30,352)
TJX Cos., Inc., strike price $28.41, expires 6/05/09, broker UBS Securities LLC	(16,300)	(17,523)
United Technologies Corp., strike price $48.30, expires 6/09/09, broker Citigroup Global Markets	(22,000)	(45,672)
Valley National Bancorp, strike price $11.67, expires 5/26/09, broker Goldman Sachs & Co.	(19,000)	(51,291)
Wal-Mart Stores, Inc., strike price $53.25, expires 5/15/09, broker Goldman Sachs & Co.	(14,000)	(4,383)

Total Over-the-Counter Call Options Written		(1,452,262)

Total Options Written (Premiums Received $3,026,320)—(0.9)%		(4,049,244)

Total Investments Net of Outstanding Options Written—99.8%		442,540,115
Other Assets in Excess of Liabilities—0.2%		1,002,736

Net Assets—100.0%		$443,542,851

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$525,493,595

Gross unrealized appreciation	$25,108,607
Gross unrealized depreciation	(104,012,843)

Net unrealized depreciation	$(78,904,236)

(a)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	8,918,424	$77,644

(b)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$446,589,359	$(2,596,982)
Level 2	—	(1,452,262)
Level 3	—	—

Total	$446,589,359	$(4,049,244)

**	Other financial instruments are options written and are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	19

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	71,900	$3,715,073
United Technologies Corp.	173,800	8,488,392

		12,203,465

Automotive—0.5%
Johnson Controls, Inc.	123,700	2,351,537

Basic Materials—2.8%
Nucor Corp.	63,700	2,591,953
PPG Industries, Inc.	73,250	3,226,663
Praxair, Inc.	37,800	2,820,258
RPM International, Inc.	250,900	3,467,438
Sherwin-Williams Co. (The)	25,200	1,427,328
Vulcan Materials Co.	29,100	1,383,705

		14,917,345

Building & Development—0.2%
Masco Corp.	108,200	958,652

Consumer Products—29.1%
Altria Group, Inc. (a)	702,300	11,468,559
Archer Daniels Midland Co.	90,600	2,230,572
Clorox Co.	50,000	2,802,500
Coca-Cola Co. (The)	487,100	20,969,655
Colgate-Palmolive Co.	86,900	5,127,100
Family Dollar Stores, Inc.	38,400	1,274,496
Fastnel Co.	39,400	1,511,384
H&R Block, Inc.	74,600	1,129,444
Harley-Davidson, Inc.	108,925	2,413,778
Hershey Co. (The)	37,000	1,337,180
Home Depot, Inc.	109,400	2,879,408
Kimberly-Clark Corp.	135,900	6,678,126
Lowe’s Cos., Inc.	274,800	5,908,200
McDonald’s Corp.	281,900	15,022,451
PepsiCo, Inc.	246,700	12,275,792
Philip Morris International, Inc.	237,400	8,593,880
Procter & Gamble Co. (The)	318,800	15,761,472
SYSCO Corp.	109,600	2,556,968
Target Corp.	151,300	6,242,638
TJX Cos., Inc.	97,400	2,724,278
Universal Corp.	73,961	2,230,664
VF Corp.	22,000	1,303,940
Wal-Mart Stores, Inc.	417,900	21,062,160

		153,504,645

Energy—8.5%
Chevron Corp.	360,100	23,802,610
ExxonMobil Corp.	317,600	21,174,392

		44,977,002

Financial Institutions—10.7%
Aflac, Inc.	104,400	3,016,116
Allstate Corp. (The)	101,400	2,365,662
Associated Banc-Corp	78,100	1,208,207
Bank of Hawaii Corp.	76,200	2,677,668
BB&T Corp. (b)	289,100	6,747,594
Chubb Corp.	62,000	2,414,900
Mercury General Corp.	41,700	1,408,626
Northern Trust Corp.	27,600	1,500,336
State Street Corp.	27,000	921,510
T. Rowe Price Group, Inc.	80,000	3,081,600
TCF Financial Corp.	207,900	2,891,889
U.S. Bancorp	393,700	7,173,214
Valley National Bancorp	103,700	1,500,539
Wells Fargo & Co.	965,740	19,324,457

		56,232,318

Common Stocks	Shares	Value

Health Care—5.3%
Becton Dickinson & Co.	45,500	$2,751,840
Johnson & Johnson (a)	342,500	17,933,300
Medtronic, Inc.	224,500	7,184,000

		27,869,140

Industrials—20.6%
3M Co.	267,000	15,379,200
Abbott Laboratories	388,200	16,246,170
Caterpillar, Inc.	151,600	5,393,928
Dover Corp.	47,800	1,471,284
Eli Lilly & Co.	459,500	15,126,740
Emerson Electric Co.	281,200	9,572,048
General Electric Co.	1,385,500	17,526,575
Leggett & Platt, Inc.	112,500	1,615,500
Parker Hannifin Corp.	36,500	1,655,275
Pfizer, Inc.	1,472,700	19,675,272
Stanley Works (The)	80,800	3,072,824
W.W. Grainger, Inc.	18,000	1,509,840

		108,244,656

Media—0.3%
McGraw-Hill Cos., Inc. (The)	52,300	1,576,845

Real Estate Investment Trust—1.1%
HCP, Inc.	71,000	1,558,450
Lexington Realty Trust	7,069	27,216
Liberty Property Trust	50,900	1,238,906
Realty Income Corp.	71,600	1,598,828
Vornado Realty Trust	31,589	1,544,386

		5,967,786

Technology—6.8%
Automatic Data Processing, Inc.	100,460	3,536,192
International Business Machines Corp.	231,100	23,851,831
Linear Technology Corp.	110,400	2,404,512
Paychex, Inc.	61,100	1,650,311
Pitney Bowes, Inc.	167,546	4,111,579

		35,554,425

Telecommunications—5.8%
AT&T Inc.	894,600	22,919,652
CenturyTel, Inc.	274,000	7,439,100

		30,358,752

Transportation—0.3%
C.H. Robinson Worldwide, Inc.	33,500	1,780,860

Utilities—4.4%
Atmos Energy Corp. (a)	137,900	3,407,509
Consolidated Edison, Inc.	202,000	7,500,260
FPL Group, Inc.	66,700	3,587,793
Progress Energy, Inc.	200,700	6,847,883
Vectren Corp.	79,000	1,751,430

		23,094,875

Total Long-Term Investments (Cost—$680,141,823)—98.7%		519,592,303

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	17,324,473	17,324,473
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (c)(d)(e)	4,375,000	4,375,000

Total Short-Term Securities (Cost—$21,699,473)—4.1%		21,699,473

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Exchange-Traded Call Options Purchased—0.0%
Abbott Laboratories, strike price $52.50, expires 5/18/09	750	$3,750
Bank of America Corp., strike price $15, expires 5/18/09	1,000	4,000
FNB Corp., strike price $12.50, expires 5/18/09	200	1,000

Total Options Purchased (Cost—$11,700)—0.0%		8,750

Total Investments Before Outstanding Options Written (Cost—$701,852,996*)—102.8%		541,300,526

Options Written

Exchange-Traded Call Options Written—(1.3)%
3M Co., strike price $55, expires 5/18/09	(220)	(69,300)
3M Co., strike price $55, expires 6/22/09	(600)	(243,000)
Abbott Laboratories, strike price $47.50, expires 6/22/09	(885)	(22,125)
Abbott Laboratories, strike price $57.50, expires 5/18/09	(750)	(3,750)
Aflac, Inc., strike price $25, expires 5/18/09	(570)	(247,950)
Allstate Corp. (The), strike price $24, expires 5/18/09	(560)	(63,000)
Altria Group, Inc., strike price $18, expires 5/18/09	(260)	(520)
Altria Group, Inc., strike price $18, expires 6/22/09	(1,900)	(21,850)
Archer Daniels Midland Co., strike price $30, expires 5/18/09	(500)	(3,750)
Associated Banc-Corp, strike price $17.50, expires 5/18/09	(180)	(5,400)
AT&T Inc., strike price $26, expires 5/18/09	(3,500)	(154,000)
Atmos Energy Corp., strike price $25, expires 5/18/09	(445)	(14,463)
Atmos Energy Corp., strike price $25, expires 7/20/09	(310)	(26,350)
Automatic Data Processing, Inc., strike price $37.50, expires 5/18/09	(250)	(5,000)
Automatic Data Processing, Inc., strike price $38, expires 6/22/09	(300)	(14,250)
Bank of America Corp., strike price $16, expires 5/18/09	(1,000)	(3,000)
BB&T Corp., strike price $22.50, expires 5/18/09	(940)	(204,450)
BB&T Corp., strike price $25, expires 6/22/09	(180)	(33,300)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(250)	(2,500)
C.H. Robinson Worldwide, Inc., strike price $50, expires 5/18/09	(180)	(69,300)
Caterpillar, Inc., strike price $32, expires 5/18/09	(550)	(220,000)
Caterpillar, Inc., strike price $34, expires 5/18/09	(285)	(70,253)
CenturyTel, Inc., strike price $30, expires 5/18/09	(400)	(6,000)
Chevron Corp., strike price $70, expires 5/18/09	(530)	(21,200)
Chevron Corp., strike price $75, expires 6/22/09	(1,200)	(48,000)
Chubb Corp., strike price $45, expires 5/18/09	(340)	(1,700)
Clorox Co., strike price $55, expires 5/18/09	(75)	(16,875)
Coca-Cola Co. (The), strike price $45, expires 5/18/09	(1,000)	(17,500)
Coca-Cola Co. (The), strike price $45, expires 6/22/09	(79)	(5,135)
Coca-Cola Co. (The), strike price $47.50, expires 5/18/09	(600)	(3,000)
Colgate-Palmolive Co., strike price $60, expires 5/18/09	(150)	(14,250)
Colgate-Palmolive Co., strike price $65, expires 8/24/09	(150)	(21,750)
Consolidated Edison, Inc., strike price $40, expires 5/18/09	(1,111)	(8,332)
Dover Corp., strike price $30, expires 6/22/09	(260)	(63,050)
Eli Lilly & Co., strike price $30, expires 7/20/09	(650)	(237,250)
Eli Lilly & Co., strike price $35, expires 5/18/09	(575)	(7,187)
Eli Lilly & Co., strike price $35, expires 6/22/09	(1,300)	(81,250)
Emerson Electric Co., strike price $34, expires 6/22/09	(950)	(173,375)
ExxonMobil Corp., strike price $70, expires 5/18/09	(1,230)	(49,200)
ExxonMobil Corp., strike price $75, expires 5/18/09	(165)	(660)
Family Dollar Stores, Inc., strike price $35, expires 5/18/09	(210)	(7,350)
FNB Corp., strike price $15, expires 5/18/09	(200)	(4,000)
FPL Group, Inc., strike price $50, expires 5/18/09	(180)	(70,200)
General Dynamics Corp., strike price $45, expires 5/18/09	(270)	(183,600)
General Electric Co., strike price $10, expires 6/22/09	(290)	(85,405)
General Electric Co., strike price $15, expires 6/22/09	(1,000)	(26,000)
H&R Block, Inc., strike price $20, expires 5/18/09	(410)	(2,050)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Harley-Davidson, Inc., strike price $15, expires 5/18/09	(350)	$(253,750)
HCP, Inc., strike price $22.50, expires 5/18/09	(120)	(9,300)
HCP, Inc., strike price $25, expires 5/18/09	(120)	(2,700)
HCP, Inc., strike price $25, expires 6/22/09	(150)	(13,875)
International Business Machines Corp., strike price $105, expires 5/18/09	(940)	(131,600)
International Business Machines Corp., strike price $105, expires 6/22/09	(330)	(118,800)
Johnson & Johnson, strike price $55, expires 5/18/09	(185)	(2,312)
Johnson & Johnson, strike price $55, expires 6/22/09	(1,350)	(64,125)
Johnson & Johnson, strike price $55, expires 7/20/09	(355)	(37,275)
Kimberly-Clark Corp., strike price $50, expires 5/18/09	(390)	(23,400)
Leggett & Platt, Inc., strike price $15, expires 5/18/09	(331)	(10,757)
Liberty Property Trust, strike price $22.50, expires 5/18/09	(275)	(72,188)
Linear Technology Corp., strike price $25, expires 5/18/09	(425)	(2,125)
Lowe’s Cos., Inc., strike price $20, expires 5/18/09	(1,530)	(275,400)
Masco Corp., strike price $10, expires 6/22/09	(300)	(20,250)
McDonald’s Corp., strike price $57.50, expires 5/18/09	(620)	(7,750)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(465)	(26,738)
McDonald’s Corp., strike price $60, expires 6/22/09	(465)	(10,462)
McGraw-Hill Cos., Inc., strike price $25, expires 5/18/09	(290)	(149,350)
Medtronic, Inc., strike price $34, expires 6/22/09	(225)	(21,375)
Mercury General Corp., strike price $35, expires 6/22/09	(230)	(44,850)
Nucor Corp., strike price $45, expires 5/18/09	(350)	(12,250)
Paychex, Inc., strike price $27.50, expires 5/18/09	(340)	(15,300)
PepsiCo, Inc., strike price $52.50, expires 6/22/09	(650)	(45,500)
PepsiCo, Inc., strike price $55, expires 5/18/09	(400)	(2,000)
Pfizer, Inc., strike price $15, expires 5/18/09	(2,000)	(4,000)
Pfizer, Inc., strike price $15, expires 6/22/09	(2,100)	(27,300)
Philip Morris International, Inc., strike price $40, expires 5/18/09	(625)	(3,125)
Pitney Bowes, Inc., strike price $25, expires 5/18/09	(500)	(35,000)
PPG Industries, Inc., strike price $40, expires 5/18/09	(100)	(42,500)
Procter & Gamble Co. (The), strike price $50, expires 5/18/09	(300)	(28,500)
Procter & Gamble Co. (The), strike price $55, expires 7/20/09	(390)	(25,350)
Progress Energy, Inc., strike price $35, expires 5/18/09	(500)	(17,500)
Realty Income Corp., strike price $20, expires 5/18/09	(700)	(180,250)
RPM International, Inc., strike price $15, expires 5/18/09	(500)	(7,500)
Stanley Works (The), strike price $32.50, expires 5/18/09	(300)	(186,000)
Sysco Corp., strike price $25, expires 5/18/09	(600)	(9,000)
T. Rowe Price Group, Inc., strike price $30, expires 5/18/09	(220)	(189,200)
T. Rowe Price Group, Inc., strike price $40, expires 6/22/09	(220)	(60,500)
Target Corp., strike price $37.50, expires 5/18/09	(830)	(354,825)
United Technologies Corp., strike price $45, expires 5/18/09	(100)	(40,000)
United Technologies Corp., strike price $50, expires 8/24/09	(100)	(32,000)
Universal Corp., strike price $35, expires 5/18/09	(100)	(1,500)
Universal Corp., strike price $35, expires 6/22/09	(275)	(12,375)
Universal Corp., strike price $40, expires 5/18/09	(30)	(450)
US Bancorp, strike price $20, expires 5/18/09	(1,000)	(55,000)
US Bancorp, strike price $20, expires 6/22/09	(1,000)	(142,500)
Valley National Bancorp, strike price $12.50, expires 5/18/09	(570)	(148,200)
Vectren Corp., strike price $22.50, expires 5/18/09	(415)	(17,638)
Vectren Corp., strike price $22.50, expires 6/22/09	(20)	(1,650)
VF Corp., strike price $60, expires 5/18/09	(120)	(20,100)
Vulcan Materials Co., strike price $50, expires 5/18/09	(160)	(26,000)
W.W. Grainger, Inc., strike price $75, expires 5/18/09	(100)	(88,000)
Wal-Mart Stores, Inc., strike price $55, expires 6/22/09	(1,840)	(102,120)
Wells Fargo & Co., strike price $20, expires 5/18/09	(1,570)	(274,750)
Wells Fargo & Co., strike price $21, expires 7/20/09	(600)	(172,500)
Wells Fargo & Co., strike price $22, expires 6/22/09	(2,400)	(444,000)

Total Exchange-Traded Call Options Written		(6,774,595)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	21

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.9)%
3M Co., strike price $52.61, expires 5/15/09, broker Goldman Sachs & Co.	(65,000)	$(327,054)
Altria Group, Inc., strike price $16.39, expires 5/15/09, broker UBS Securities LLC	(105,000)	(32,088)
Altria Group, Inc., strike price $17.24, expires 6/25/09, broker Citigroup Global Markets	(66,000)	(17,252)
Associated Banc-Corp, strike price $17.35, expires 5/21/09, broker UBS Securities LLC	(25,000)	(3,808)
AT&T Inc., strike price $27, expires 5/13/09, broker Goldman Sachs & Co.	(160,000)	(17,408)
Bank of Hawaii Corp., strike price $34.56, expires 6/09/09, broker Citigroup Global Markets	(42,000)	(102,866)
BB&T Corp., strike price $24, expires 5/21/09, broker Morgan Stanley & Co., Inc.	(47,000)	(60,437)
CenturyTel, Inc., strike price $27, expires 6/25/09, broker UBS Securities LLC	(500)	(42,045)
CenturyTel, Inc., strike price $27.91, expires 6/19/09, broker Citigroup Global Markets	(36,000)	(20,826)
CenturyTel, Inc., strike price $28, expires 6/25/09, broker Jefferies & Co., Inc.	(250)	(17,500)
Chevron Corp., strike price $68.41, expires 6/19/09, broker Goldman Sachs & Co.	(25,000)	(46,290)
Clorox Co., strike price $52.59, expires 5/22/09, broker Goldman Sachs & Co.	(20,000)	(79,430)
Coca-Cola Co. (The), strike price $44, expires 6/30/09, broker Barclays Capital, Inc.	(1,000)	(108,350)
Colgate-Palmolive Co., strike price $61.75, expires 6/04/09, broker Jefferies & Co., Inc.	(180)	(16,594)
Emerson Electric Co., strike price $30.56, expires 5/26/09, broker UBS Securities LLC	(15,000)	(52,200)
Emerson Electric Co., strike price $32, expires 5/06/09, broker UBS Securities LLC	(45,000)	(91,800)
ExxonMobil Corp., strike price $71, expires 5/29/09, broker UBS Securities LLC	(26,000)	(15,961)
ExxonMobil Corp., strike price $75, expires 5/15/09, broker Credit Suisse	(9,500)	(218)
Fastnel Co., strike price $33.66, expires 6/04/09, broker UBS Securities LLC	(22,000)	(110,000)
FPL Group, Inc., strike price $53, expires 6/09/09, broker UBS Securities LLC	(19,000)	(41,540)
General Dynamics Corp., strike price $43, expires 5/26/09, broker Jefferies & Co., Inc.	(125)	(108,375)
General Electric Co., strike price $13.11, expires 5/15/09, broker Citigroup Global Markets	(265,000)	(86,576)
General Electric Co., strike price $13.17, expires 7/10/09, broker UBS Securities LLC	(375,000)	(349,388)
Harley-Davidson, Inc., strike price $20, expires 6/09/09, broker Jefferies & Co., Inc.	(250)	(83,548)
Hershey Co., strike price $38, expires 6/05/09, broker UBS Securities LLC	(20,000)	(12,020)
Home Depot, Inc., strike price $23, expires 5/15/09, broker Citigroup Global Markets	(109,400)	(367,606)
Johnson Controls, Inc., strike price $12.83, expires 6/04/09, broker Citigroup Global Markets	(68,000)	(427,516)
Kimberly-Clark Corp., strike price $48.84, expires 5/15/09, broker Citigroup Global Markets	(50,000)	(52,665)
Leggett & Platt, Inc., strike price $14.38, expires 5/26/09, broker UBS Securities LLC	(79,400)	(46,401)
Masco Corp., strike price $7, expires 5/21/09, broker Jefferies & Co., Inc.	(300)	(58,365)
Medtronic, Inc., strike price $31, expires 6/05/09, broker UBS Securities LLC	(1,010)	(182,194)
Northern Trust Corp., strike price $66, expires 5/22/09, broker Jefferies & Co., Inc.	(150)	(1,345)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Parker Hannifin Corp., strike price $37.50, expires 5/06/09, broker JPMorgan Chase Securities	(20,000)	$(157,000)
PepsiCo, Inc., strike price $52.50, expires 5/21/09, broker JPMorgan Chase Securities	(30,000)	(4,185)
Pfizer, Inc., strike price $14.06, expires 7/17/09, broker UBS Securities LLC	(400,000)	(200,000)
Philip Morris International, Inc., strike price $39, expires 5/21/09, broker UBS Securities LLC	(30,000)	(3,609)
Philip Morris International, Inc., strike price $40, expires 5/21/09, broker Goldman Sachs & Co.	(41,000)	(1,406)
Pitney Bowes, Inc., strike price $25.75, expires 5/21/09, broker Jefferies & Co., Inc.	(500)	(24,995)
PPG Industries, Inc., strike price $35.50, expires 5/12/09, broker UBS Securities LLC	(250)	(213,750)
Praxair, Inc., strike price $74.56, expires 6/05/09, broker Citigroup Global Markets	(20,700)	(63,580)
Procter & Gamble Co. (The), strike price $48.82, expires 5/22/09, broker UBS Securities LLC	(52,000)	(94,297)
Procter & Gamble Co. (The), strike price $50.87, expires 5/29/09, broker Credit Suisse	(54,000)	(48,735)
RPM International, Inc., strike price $13.45, expires 5/26/09, broker UBS Securities LLC	(25,000)	(15,510)
RPM International, Inc., strike price $15, expires 6/12/09, broker UBS Securities LLC	(630)	(18,513)
Sherwin-Williams Co. (The), strike price $58.01, expires 6/05/09, broker UBS Securities LLC	(13,900)	(24,137)
Stanley Works (The), strike price $35, expires 6/18/09, broker Morgan Stanley & Co., Inc.	(19,000)	(78,176)
State Street Corp., strike price $32.50, expires 5/21/09, broker Jefferies & Co., Inc.	(150)	(60,093)
TCF Financial Corp., strike price $14.25, expires 6/05/09, broker Jefferies & Co., Inc.	(1,140)	(98,861)
TJX Cos., Inc., strike price $27.38, expires 6/05/09, broker UBS Securities LLC	(53,500)	(84,123)
United Technologies Corp., strike price $48.30, expires 6/09/09, broker Citigroup Global Markets	(75,000)	(155,700)
US Bancorp, strike price $20, expires 5/12/09, broker Jefferies & Co., Inc.	(400)	(14,092)
Vornado Realty Trust, strike price $51, expires 6/25/09, broker UBS Securities LLC	(175)	(75,294)
Wal-Mart Stores, Inc., strike price $53.25, expires 5/15/09, broker Goldman Sachs & Co.	(46,000)	(14,403)
Wells Fargo & Co., strike price $20, expires 5/06/09, broker Jefferies & Co., Inc.	(750)	(73,013)

Total Over-the-Counter Call Options Written		(4,503,138)

Total Options Written (Premiums Received $9,995,012)—(2.2)%		(11,277,733)

Total Investments Net of Outstanding Options Written—100.6%		530,022,793
Liabilities in Excess of Other Assets—(0.6)%		(3,351,536)

Net Assets—100.0%		$526,671,257

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$726,025,603

	Gross unrealized appreciation	$7,960,094
	Gross unrealized depreciation	(192,685,171)

	Net unrealized depreciation	$(184,725,077)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	17,324,473	$211,601
BlackRock Liquidity Series, LLC Money Market Series	(17,549,000)	$33,421

(e)	Security purchased with the cash proceeds from securities loans.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$536,916,776	$8,750	$(6,774,595)
Level 2	4,375,000	—	(4,503,138)
Level 3	—	—	—

Total	$541,291,776	$8,750	$(11,277,733)

**	Other financial instruments are options written and are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	23

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Strategic Dividend AchieversTM Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automotive—2.6%
Genuine Parts Co.	182,400	$6,194,304

Basic Materials—7.8%
RPM International, Inc.	172,000	2,377,040
Sherwin-Williams Co. (The)	128,200	7,261,248
Sonoco Products Co.	108,600	2,650,926
Stepan Co.	47,600	1,883,532
Vulcan Materials Co.	97,600	4,640,880

		18,813,626

Building & Development—3.9%
ABM Industries, Inc.	82,200	1,440,144
D.R. Horton, Inc. (a)	408,400	5,329,620
Masco Corp.	312,600	2,769,636

		9,539,400

Consumer Products—16.8%
Avery Dennison Corp.	147,800	4,247,772
Clorox Co.	134,000	7,510,700
H&R Block, Inc.	343,500	5,200,590
Harley-Davidson, Inc.	187,800	4,161,648
Hillenbrand, Inc.	64,000	1,163,520
HNI Corp.	73,300	1,136,150
Lancaster Colony Corp.	49,800	2,181,240
Meridian Bioscience, Inc.	106,000	1,842,280
Polaris Industries, Inc.	76,800	2,568,960
SUPERVALU, INC.	195,500	3,196,425
Universal Corp.	57,400	1,731,184
VF Corp.	94,100	5,577,307

		40,517,776

Energy—14.7%
American States Water Co.	50,400	1,740,312
Aqua America, Inc.	216,500	3,972,775
Black Hills Corp.	99,200	1,972,096
California Water Service Group	46,400	1,810,992
Integrys Energy Group, Inc.	97,900	2,585,539
MDU Resources Group, Inc.	146,000	2,565,220
MGE Energy, Inc.	54,200	1,662,856
National Fuel Gas Co.	76,800	2,512,128
New Jersey Resources Corp.	70,500	2,320,860
Northwest Natural Gas Co.	42,600	1,742,340
Otter Tail Corp.	51,500	1,142,270
Peidmont Natural Gas Co.	139,300	3,401,706
UGI Corp.	151,200	3,468,528
WGL Holdings, Inc.	149,000	4,639,860

		35,537,482

Financial Institutions—24.9%
Arthur J. Gallagher & Co.	115,500	2,596,440
Associated Banc-Corp	140,800	2,178,176
BancorpSouth, Inc.	156,900	3,647,925
Bank of Hawaii Corp.	64,500	2,266,530
Chemical Financial Corp.	76,600	1,635,410
Cincinnati Financial Corp.	190,842	4,570,666
Comerica, Inc.	146,200	3,067,276
Community Bank System, Inc.	74,600	1,227,170
Erie Indemnity Co., Class A	41,940	1,481,321
FirstMerit Corp.	174,400	3,385,104
FNB Corp.	114,100	858,032
Fulton Financial Corp.	244,125	1,613,666
Harleysville Group, Inc.	50,000	1,446,000
Harleysville National Corp.	63,800	559,526
M&T Bank Corp.	75,500	3,959,975
Marshall & Ilsley Corp.	227,198	1,313,204
Mercury General Corp.	73,600	2,486,208
Old National Bancorp	101,200	1,379,356
Old Republic International Corp.	211,000	1,977,070

Common Stocks	Shares	Value

Financial Institutions (concluded)
Park National Corp.	25,200	$1,687,140
Pinnacle West Capital Corp.	106,700	2,921,446
S&T Bancorp, Inc.	59,800	1,068,626
Susquehanna Bancshares, Inc.	78,900	635,934
Synovus Financial Corp.	285,400	921,842
TCF Financial Corp.	150,000	2,086,500
Trustmark Corp.	80,900	1,758,766
United Bankshares, Inc.	67,900	1,761,326
Valley National Bancorp	193,080	2,793,868
WesBanco, Inc.	68,400	1,360,476
Wilmington Trust Corp.	112,200	1,628,022

		60,273,001

Health Care—0.3%
Hill-Rom Holdings, Inc.	64,000	830,720

Industrials—9.6%
A.O. Smith Corp.	31,675	984,776
Bemis Co., Inc.	146,500	3,521,860
Dover Corp.	133,575	4,111,438
Leggett & Platt, Inc.	193,300	2,775,788
McGrath RentCorp	74,600	1,577,044
Stanley Works (The)	69,800	2,654,494
W.W. Grainger, Inc.	90,900	7,624,692

		23,250,092

Real Estate Investment Trust—7.9%
Duke Realty Corp.	91,000	889,070
EastGroup Properties, Inc.	44,400	1,492,284
HCP, Inc.	97,300	2,135,735
Lexington Realty Trust	138,449	533,029
Liberty Property Trust	71,500	1,740,310
National Retail Properties, Inc.	148,200	2,629,068
Realty Income Corp.	122,700	2,739,891
UDR, Inc.	130,559	1,314,729
Universal Health Realty Income Trust	89,200	2,856,184
Washington Real Estate Investment Trust	70,500	1,503,765
Weingarten Realty Investors	81,150	1,261,071

		19,095,136

Technology—4.0%
Linear Technology Corp.	222,800	4,852,584
Pitney Bowes, Inc.	197,700	4,851,558

		9,704,142

Telecommunications—1.1%
CenturyTel, Inc.	100,000	2,715,000

Transportation—1.4%
C.H. Robinson Worldwide, Inc.	62,300	3,311,868

Utilities—3.4%
Atmos Energy Corp.	174,200	4,304,482
Vectren Corp.	175,300	3,886,401

		8,190,883

Total Long-Term Investments (Cost—$324,511,301)—98.4%		237,973,430

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.64% (b)(c)	6,752,474	6,752,474

Total Short-Term Investments (Cost—$6,752,474)—2.8.%		6,752,474

Total Investments Before Outstanding Options Written (Cost—$331,263,775*)—101.2%		244,725,904

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.5)%
Associated Banc-Corp, strike price $17.50, expires 5/18/09	(280)	$(8,400)
Atmos Energy Corp., strike price $25, expires 5/18/09	(350)	(11,375)
BancorpSouth, Inc., strike price $22.50, expires 5/18/09	(315)	(49,613)
Bemis Co., strike price $22.50, expires 5/18/09	(290)	(60,900)
C.H. Robinson Worldwide, Inc., strike price $50, expires 5/18/09	(130)	(50,050)
Cincinnati Financial Corp., strike price $25, expires 5/18/09	(380)	(21,850)
Comerica, Inc., strike price $22.50, expires 5/18/09	(295)	(30,237)
D.R. Horton, Inc., strike price $12.50, expires 5/18/09	(695)	(86,875)
Harley-Davidson, Inc., strike price $15, expires 5/18/09	(380)	(275,500)
Harleysville National Corp., strike price $7.50, expires 5/18/09	(130)	(20,475)
HCP, Inc., strike price $22.50, expires 5/18/09	(195)	(15,112)
Lancaster Colony Corp., strike price $45, expires 5/18/09	(100)	(8,500)
Liberty Property Trust, strike price $22.50, expires 5/18/09	(145)	(38,062)
Linear Technology Corp., strike price $25, expires 5/18/09	(445)	(2,225)
M&T Bank Corp., strike price $55, expires 5/18/09	(150)	(27,000)
Meridian Bioscience, Inc., strike price $17.50, expires 6/22/09	(100)	(11,500)
Meridian Bioscience, Inc., strike price $20, expires 6/22/09	(100)	(4,250)
National Retail Properties, Inc., strike price $17.50, expires 5/18/09	(300)	(29,250)
Pitney Bowes, Inc., strike price $25, expires 5/18/09	(400)	(28,000)
Polaris Industries, Inc., strike price $30, expires 6/22/09	(155)	(79,050)
Realty Income Corp., strike price $20, expires 5/18/09	(245)	(63,088)
Sherwin-Williams Co. (The), strike price $60, expires 6/22/09	(255)	(38,888)
Sonoco Products Co., strike price $22.50, expires 5/18/09	(217)	(45,028)
Stanley Works (The), strike price $32.50, expires 5/18/09	(140)	(86,800)
SUPERVALU, Inc., strike price $17.50, expires 5/18/09	(390)	(9,750)
TCF Financial Corp., strike price $15, expires 5/18/09	(300)	(11,250)
Trustmark Corp., strike price $20, expires 5/18/09	(160)	(35,600)
United Bankshares, Inc., strike price $20, expires 5/18/09	(135)	(81,000)
Universal Corp., strike price $35, expires 5/18/09	(115)	(1,725)
Vectren Corp., strike price $22.50, expires 5/18/09	(350)	(14,875)
VF Corp., strike price $60, expires 5/18/09	(190)	(31,825)
Vulcan Materials Co., strike price $50, expires 5/18/09	(195)	(31,687)
W.W. Grainger, Inc., strike price $85, expires 6/22/09	(180)	(62,100)
WGL Holdings, Inc., strike price $35, expires 5/18/09	(300)	(6,000)

Total Exchange-Traded Call Options Written		(1,377,840)

Over-the-Counter Call Options Written—(0.7)%
A.O. Smith Corp., strike price $27.19, expires 5/26/09, broker Citigroup Global Markets	(6,000)	(24,003)
ABM Industries, Inc., strike price $17.80, expires 5/26/09, broker UBS Securities LLC	(16,000)	(10,800)
American States Water Co., strike price $36.64, expires 5/21/09, broker Goldman Sachs & Co.	(10,000)	(6,673)
Aqua America, Inc., strike price $19.95, expires 5/21/09, broker Goldman Sachs & Co.	(43,400)	(3,663)
Arthur J. Gallagher & Co., strike price $19.24, expires 6/09/09, broker Goldman Sachs & Co.	(23,000)	(74,785)
Avery Denninson Corp., strike price $24.35, expires 5/26/09, broker Goldman Sachs & Co.	(29,500)	(133,458)
Bank of Hawaii Corp., strike price $35.94, expires 5/26/09, broker Citigroup Global Markets	(13,000)	(16,039)
Black Hills Corp., strike price $19.23, expires 5/26/09, broker Citigroup Global Markets	(20,000)	(18,920)
California Water Service Group, strike price $45.16, expires 5/15/09, broker JPMorgan Chase Securities	(10,000)	(642)
CenturyTel, Inc., strike price $28, expires 6/25/09, broker Jefferies & Co., Inc.	(200)	(14,000)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Chemical Financial Corp., strike price $22.44, expires 5/26/09, broker Goldman Sachs & Co.	(15,000)	$(17,572)
Clorox Co., strike price $52.59, expires 5/22/09, broker Goldman Sachs & Co.	(26,500)	(105,245)
Community Bank System, Inc., strike price $18.48, expires 5/26/09, broker Goldman Sachs & Co.	(15,000)	(8,032)
D.R. Horton, Inc., strike price $15.50, expires 6/25/09, broker Morgan Stanley & Co., Inc.	(12,000)	(16,254)
Dover Corp., strike price $28.42, expires 5/26/09, broker UBS Securities LLC	(26,700)	(77,307)
Duke Realty Corp., strike price $7.75, expires 5/22/09, broker Goldman Sachs & Co.	(18,200)	(38,704)
EastGroup Properties, Inc., strike price $26.79, expires 5/26/09, broker Goldman Sachs & Co.	(9,000)	(65,951)
Erie Indemnity Co. - Class A, strike price $36.04, expires 5/26/09, broker UBS Securities LLC	(9,000)	(14,457)
FirstMerit Corp., strike price $20.25, expires 5/22/09, broker Goldman Sachs & Co.	(35,000)	(20,660)
FNB Corp., strike price $8.52, expires 5/15/09, broker Goldman Sachs & Co.	(23,000)	(9,202)
Fulton Financial Corp., strike price $7.75, expires 5/21/09, broker Goldman Sachs & Co.	(24,500)	(575)
Fulton Financial Corp., strike price $8, expires 6/09/09, broker Goldman Sachs & Co.	(24,500)	(1,703)
Genuine Parts Co., strike price $32.50, expires 5/15/09, broker Citigroup Global Markets	(36,500)	(62,444)
Harleysville Group, Inc., strike price $34.07, expires 5/26/09, broker Goldman Sachs & Co.	(10,000)	(2,298)
Hill-Rom Holdings, Inc., strike price $10.47, expires 5/26/09, broker Citigroup Global Markets	(12,800)	(32,709)
Hillenbrand, Inc., strike price $16.59, expires 5/26/09, broker Citigroup Global Markets	(13,000)	(26,186)
HNI Corp., strike price $12.75, expires 5/15/09, broker Citigroup Global Markets	(15,000)	(41,250)
Integrys Energy Group, Inc., strike price $28.95, expires 5/26/09, broker UBS Securities LLC	(19,600)	(1,870)
Leggett & Platt, Inc., strike price $14.38, expires 5/26/09, broker UBS Securities LLC	(39,000)	(22,792)
Marshall & Ilsley Corp., strike price $10, expires 5/21/09, broker Goldman Sachs & Co.	(45,000)	(4,882)
Masco Corp., strike price $8, expires 5/22/09, broker Barclays Capital, Inc.	(625)	(75,150)
McGrath Rentcorp, strike price $19.39, expires 5/26/09, broker UBS Securities LLC	(15,000)	(34,384)
MDU Resources Group, Inc., strike price $17.13, expires 5/26/09, broker Goldman Sachs & Co.	(29,000)	(23,374)
Mercury General Corp., strike price $31.63, expires 5/26/09, broker Goldman Sachs & Co.	(15,000)	(46,016)
MGE Energy, Inc., strike price $32.93, expires 5/26/09, broker Citigroup Global Markets	(11,000)	(2,684)
National Fuel Gas Co., strike price $34, expires 5/22/09, broker UBS Securities LLC	(150)	(5,499)
New Jersey Resources Corp., strike price $36.69, expires 5/26/09, broker Citigroup Global Markets	(14,100)	(523)
Northwest Natural Gas Co., strike price $43.50, expires 6/01/09, broker Morgan Stanley & Co., Inc.	(8,500)	(5,135)
Old National Bancorp, strike price $13.83, expires 6/5/09, broker Goldman Sachs & Co.	(20,000)	(14,054)
Old Republic International Corp., strike price $11.55, expires 5/26/09, broker Goldman Sachs & Co.	(42,000)	(1,170)
Otter Tail Corp., strike price $24.13, expires 5/21/09, broker Deutsche Bank	(10,000)	(1,918)
Park National Corp., strike price $61.18, expires 5/21/09, broker Goldman Sachs & Co.	(5,000)	(47,839)
Peidmont Natural Gas Co., Inc., strike price $27, expires 5/22/09, broker Goldman Sachs & Co.	(28,000)	(974)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	25

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Pinnacle West Capital Corp., strike price $28.16, expires 5/22/09, broker Citigroup Global Markets	(21,000)	$(14,797)
RPM International, Inc., strike price $13.45, expires 5/26/09, broker UBS Securities LLC	(34,400)	(21,342)
S&T Bancorp, Inc., strike price $24.19, expires 5/26/09, broker UBS Securities LLC	(12,000)	(2,896)
Stepan Co., strike price $31.86, expires 5/26/09, broker Goldman Sachs & Co.	(10,000)	(81,170)
Susquehanna Bancshares, Inc., strike price $11.44, expires 6/5/09, broker Citigroup Global Markets	(15,800)	(1,025)
UDR, Inc., strike price $11, expires 6/12/09, broker Jefferies & Co., Inc.	(260)	(8,377)
UGI Corp., strike price $24.82, expires 5/22/09, broker Goldman Sachs & Co.	(30,000)	(2,994)
Universal Health Realty Income Trust, strike price $29.87, expires 5/26/09, broker UBS Securities LLC	(18,000)	(64,373)
Valley National Bancorp, strike price $11.67, expires 5/26/09, broker Goldman Sachs & Co.	(39,000)	(105,281)
Washington REIT, strike price $21.10, expires 6/09/09, broker Goldman Sachs & Co.	(14,100)	(23,512)
Weingarten Realty Investors - REIT, strike price $11.76, expires 6/09/09, broker Goldman Sachs & Co.	(16,200)	(62,992)
Wesbanco, Inc., strike price $23.60, expires 5/26/09, broker Goldman Sachs & Co.	(14,000)	(6,817)
Wilmington Trust Corp., strike price $10.62, expires 5/26/09, broker Goldman Sachs & Co.	(22,000)	(93,773)

Total Over-the-Counter Call Options Written		(1,621,145)

Total Options Written (Premiums Received $1,796,066)—(1.2)%		(2,998,985)

Total Investments Net of Outstanding Options Written—100.0%		241,726,919
Other Assets in Excess of Liabilities—0.0%		73,283

Net Assets—100.0%		$241,800,202

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$330,677,820

Gross unrealized appreciation	$10,845,142
Gross unrealized depreciation	(96,797,058)

Net unrealized depreciation	$(85,951,916)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	6,752,474	$34,686

(c)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$244,725,904	$(1,377,840)
Level 2	—	(1,621,145)
Level 3	—	—

Total	$244,725,904	$(2,998,985)

**	Other financial instruments are options written and are shown at market value.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Agriculture—6.7%
ABB Grain Ltd.	158,200	$1,003,534
Agria Corp. - ADR (a)	100,000	177,000
Archer Daniels Midland Co.	57,300	1,410,726
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	525,200	1,535,567
Bunge Ltd.	33,900	1,627,539
Cresud SACIF y A - ADR	74,900	610,435
IOI Corp. Bhd	500,000	599,297
SLC Agricola SA	120,000	816,830

		7,780,928

Auto Parts & Equipment—0.5%
Johnson Controls, Inc.	32,000	608,320

Biotechnology—0.8%
Novozymes A/S	13,500	910,223

Building Materials—0.1%
Kingspan Group Plc	23,600	121,238

Chemicals—24.7%
Agrium, Inc.	52,450	2,256,399
CF Industries Holdings, Inc.	14,250	1,026,713
Incitec Pivot Ltd.	400,000	608,001
Israel Chemicals Ltd.	90,000	740,387
Johnson Matthey Plc	112,200	1,981,302
K+S AG	48,360	2,909,186
Makhteshim-Agan Industries Ltd.	190,000	836,431
Monsanto Co.	53,700	4,558,593
Mosaic Co. (The)	54,950	2,222,727
Nufarm Ltd.	99,500	955,344
Potash Corp. of Saskatchewan, Inc.	35,500	3,070,395
Sinofert Holdings Ltd.	4,611,000	2,138,403
Syngenta AG	11,320	2,416,712
Umicore	100,000	1,959,833
Wacker Chemie AG	8,000	828,031

		28,508,457

Commercial Services—0.6%
Quanta Services, Inc. (a)	27,900	634,167

Electric—4.7%
FPL Group, Inc. (b)	36,700	1,974,093
Hera SpA	543,000	1,092,048
Iberdrola SA	188,400	1,483,616
Ormat Technologies, Inc. (b)	24,500	862,400

		5,412,157

Electrical Components & Equipment—6.8%
American Superconductor Corp. (a)(c)	63,500	1,631,950
Gamesa Corp. Tecnologica SA	83,800	1,581,680
General Cable Corp. (a)	16,600	450,524
Nordex AG (a)	19,300	332,110
Vestas Wind Systems A/S (a)	60,000	3,894,690

		7,890,954

Electronics—4.3%
Itron, Inc. (a)	48,700	2,240,200
Trimble Navigation Ltd. (a)	52,510	1,125,814
Watts Water Technologies, Inc.	73,100	1,627,206

		4,993,220

Energy-Alternate Sources—5.8%
D1 Oils Plc (a)	360,099	52,784
EDF Energies Nouvelles SA	15,000	531,139
First Solar, Inc. (a)	7,200	1,348,488
Iberdrola Renovables SA (a)	331,600	1,346,566
Q-Cells SE (a)	20,000	426,938
Renewable Energy Corp. AS (a)	52,700	476,065
Solarworld AG	60,000	1,710,174

Common Stocks	Shares	Value

Energy-Alternate Sources (concluded)
SunPower Corp., Class A(a)	19,650	$538,017
Suntech Power Holdings Co. Ltd. - ADR (a)(c)	17,700	264,261

		6,694,432

Engineering & Construction—1.8%
Acciona SA	5,750	587,876
Layne Christensen Co. (a)	15,500	335,730
Shaw Group, Inc. (The) (a)	33,700	1,129,961

		2,053,567

Environmental Control—8.2%
China Water Affairs Group Ltd. (a)	5,322,000	1,089,286
Hyflux Ltd.	838,000	1,023,739
Kurita Water Industries Ltd.	87,300	2,126,563
Nalco Holding Co.	88,100	1,437,792
Rentech, Inc. (a)	500,000	295,000
Tetra Tech, Inc. (a)	122,600	3,011,056
Tianjin Capital Environmental Protection Group Co. Ltd.	2,420,000	464,088

		9,447,524

Food—2.1%
Cosan Ltd. (a)	133,200	468,864
Orkla ASA	81,600	584,183
Sao Martinho SA (a)	185,000	1,140,958
SunOpta, Inc. (a)	90,000	162,000

		2,356,005

Forest Products & Paper—3.9%
Aracruz Celulose SA - ADR	33,500	399,990
Plum Creek Timber Co., Inc. - REIT	75,600	2,609,712
Precious Woods Holding AG (a)	20,000	447,048
Rayonier, Inc. - REIT	27,050	1,044,671

		4,501,421

Gas—1.6%
GDF Suez	52,395	1,881,729

Investment Company—0.4%
Climate Exchange Plc (a)	47,500	483,586

Machinery—3.5%
AGCO Corp. (a)	65,000	1,579,500
CNH Global NV (a)	52,400	836,304
Deere & Co.	28,800	1,188,288
IDEX Corp.	18,200	459,550

		4,063,642

Miscellaneous Manufacturing—2.3%
Pentair, Inc.	69,200	1,843,488
Roper Industries, Inc.	17,100	779,589

		2,623,077

Oil & Gas—1.3%
Cheniere Energy, Inc. (a)(c)	12,500	49,250
Sasol Ltd.	33,500	1,008,693
Sasol Ltd. - ADR	15,900	478,749

		1,536,692

Semiconductors—0.3%
MEMC Electronic Materials, Inc. (a)	24,000	388,800

Transportation—0.6%
All America Latina Logistica SA	133,000	682,939

Water—18.5%
American States Water Co.	57,500	1,985,475
American Water Works Co., Inc.	63,400	1,141,200
Aqua America, Inc.	145,000	2,660,750
Artesian Resources Corp., Class A	39,400	577,604
Athens Water Supply & Sewage Co. SA (The)	89,950	723,770
California Water Service Group	55,300	2,158,359
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	1,152,676
Cia de Saneamento de Minas Gerais-COPASA	160,000	1,733,068

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	27

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water (concluded)
Inversiones Aguas Metropolitanas SA	1,500,000	$1,452,918
Manila Water Co., Inc.	5,610,000	1,562,050
Northumbrian Water Group Plc	430,900	1,415,694
Pennon Group Plc	215,200	1,407,343
Severn Trent Plc	113,500	1,746,322
Southwest Water Co.	59,200	339,808
Suez Environnement SA (a)	13,725	209,216
United Utilities Group Plc	91,181	681,884
Veolia Environnement	13,600	372,553

		21,320,690

Total Long-Term Investments (Cost—$202,049,574)—99.5%		114,893,768

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.64% (d)(e)	3,657,752	3,657,752
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (d)(e)(f)	1,200,500	1,200,500

Total Short-Term Securities (Cost—$4,858,252)—4.2%		4,858,252

Total Investments Before Outstanding Options Written (Cost—$206,907,826*)—103.7%		119,752,020

Options Written	Contracts

Exchange-Traded Call Options Written—(0.8)%
AGCO Corp., strike price $20, expires 5/18/09	(125)	(56,250)
Agrium, Inc., strike price $45, expires 5/18/09	(30)	(2,925)
American Superconductor Corp., strike price $22.50, expires 5/18/09	(54)	(21,330)
Aqua America, Inc., strike price $20, expires 5/18/09	(100)	(2,000)
Aqua America, Inc., strike price $20, expires 6/22/09	(100)	(2,750)
Archer Daniels Midland Co., strike price $28, expires 6/22/09	(50)	(2,875)
Archer Daniels Midland Co., strike price $30, expires 5/18/09	(180)	(1,350)
Bunge Ltd., strike price $60, expires 6/22/09	(135)	(4,725)
CF Industries Holdings, Inc., strike price $75, expires 6/22/09	(57)	(17,955)
Cheniere Energy, Inc., strike price $5, expires 6/22/09	(50)	(1,000)
CNH Global NV, strike price $12.50, expires 5/18/09	(135)	(47,925)
CNH Global NV, strike price $17.50, expires 6/22/09	(75)	(9,563)
Cosan Ltd., strike price $5, expires 5/18/09	(265)	(6,625)
Deere & Co., strike price $35, expires 5/18/09	(45)	(29,700)
Deere & Co., strike price $40, expires 6/22/09	(25)	(10,500)
Deere & Co., strike price $43, expires 6/22/09	(45)	(11,925)
First Solar, Inc., strike price $160, expires 6/22/09	(24)	(83,520)
First Solar, Inc., strike price $185, expires 5/18/09	(5)	(5,550)
General Cable Corp., strike price $20, expires 5/18/09	(35)	(25,725)
General Cable Corp., strike price $30, expires 6/22/09	(31)	(6,433)
Idex Corp., strike price $25, expires 5/18/09	(35)	(3,587)
Idex Corp., strike price $25, expires 6/22/09	(38)	(7,030)
Itron, Inc., strike price $50, expires 5/18/09	(50)	(2,750)
Itron, Inc., strike price $55, expires 5/18/09	(50)	(500)
Layne Christensen Co., strike price $22.50, expires 6/22/09	(26)	(6,825)
Layne Christensen Co., strike price $25, expires 6/22/09	(36)	(5,400)
MEMC Electronic Materials, Inc., strike price $17.50, expires 5/18/09	(96)	(4,320)
Monsanto Co., strike price $90, expires 5/18/09	(50)	(3,875)
Ormat Technologies, Inc., strike price $30, expires 5/18/09	(100)	(53,000)
Pentair, Inc., strike price $25, expires 5/18/09	(45)	(9,113)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Plum Creek Timber Co., Inc. - REIT, strike price $30, expires 5/18/09	(50)	$(23,250)
Plum Creek Timber Co., Inc. - REIT, strike price $35, expires 6/22/09	(130)	(31,200)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(100)	(26,250)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 5/18/09	(42)	(3,990)
Quanta Services, Inc., strike price $25, expires 5/18/09	(110)	(6,050)
Rayonier, Inc. - REIT, strike price $30, expires 5/18/09	(90)	(78,750)
Rayonier, Inc. REIT, strike price $35, expires 5/18/09	(20)	(8,200)
Roper Industries, Inc., strike price $50, expires 5/18/09	(69)	(1,897)
Sasol Ltd. - ADR, strike price $35, expires 5/18/09	(84)	(1,260)
Sasol Ltd. - ADR, strike price $35, expires 6/22/09	(75)	(5,250)
Shaw Group, Inc., strike price $31, expires 5/18/09	(135)	(45,225)
SunPower Corp. - Class A, strike price $30, expires 5/18/09	(35)	(3,062)
SunPower Corp. - Class A, strike price $35, expires 5/18/09	(8)	(120)
SunPower Corp. - Class A, strike price $35, expires 6/22/09	(35)	(2,975)
Suntech Power Holdings Co. Ltd. - Class A - ADR, strike price $10, expires 5/18/09	(55)	(28,325)
Tetra Tech, Inc., strike price $25, expires 5/18/09	(90)	(6,750)
Trimble Navigation Ltd., strike price $17.50, expires 5/18/09	(200)	(82,000)
Watts Industries, Inc., strike price $20, expires 5/18/09	(150)	(39,375)
Watts Industries, Inc., strike price $22.50, expires 6/22/09	(150)	(23,250)

Total Exchange-Traded Call Options Written		(864,205)

Over the Counter Call Options Written—(2.5)%
ABB Grain Ltd., strike price 6.30 AUD, expires 6/03/09, broker Goldman Sachs & Co.	(63,200)	(111,741)
Acciona SA, strike price 88 EUR, expires 5/15/09, broker Citigroup Global Markets	(20)	(6,764)
AGCO Corp., strike price $27.30, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(13,500)	(14,183)
Agrium, Inc., strike price $45, expires 6/19/09, broker Citigroup Global Markets	(18,000)	(37,683)
All America Latina Logistica SA, strike price $11.96, expires 6/01/09, broker Citigroup Global Markets	(53,200)	(14,768)
American States Water Co., strike price $36.64, expires 5/21/09, broker Goldman Sachs & Co.	(4,000)	(2,669)
American States Water Co., strike price $36.66, expires 5/29/09, broker Credit Suisse	(19,000)	(16,836)
American Superconductor Corp., strike price $22.50, expires 6/19/09, broker UBS Securities LLC	(20,000)	(88,290)
American Water Works Co., Inc., strike price $19, expires 5/22/09, broker Goldman Sachs & Co.	(25,000)	(9,055)
Aqua America, Inc., strike price $20.15, expires 6/19/09, broker Citigroup Global Markets	(15,000)	(2,081)
Aracruz Celulose SA - ADR, strike price $8.14, expires 6/01/09, broker UBS Securities LLC	(13,400)	(50,920)
California Water Service Group, strike price $40.28, expires 6/25/09, broker Citigroup Global Markets	(18,000)	(19,701)
California Water Service Group, strike price $45.16, expires 5/15/09, broker JPMorgan Chase Securities	(4,100)	(263)
China Water Affairs Group Ltd., strike price 1.12 HKD, expires 5/12/09, broker Credit Suisse	(1,750,000)	(104,516)
Cia de Saneamento Basico do Estado de Sao Paulo, strike price $26.66, expires 6/01/09, broker Citigroup Global Markets	(27,000)	(59,519)
Cia de Saneamento de Minas Gerais-COPASA, strike price $20.43, expires 6/01/09, broker Goldman Sachs & Co.	(64,000)	(103,066)
Climate Exchange Plc, strike price 7.68 GBP, expires 7/7/09, broker Credit Suisse	(19,000)	(24,826)
Cresud SACIF y A - ADR, strike price $8.15, expires 5/21/09, broker Goldman Sachs & Co.	(30,000)	(10,596)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over the Counter Call Options Written (continued)
EDF Energies Nouvelles SA, strike price 31.75 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(5,000)	$(220)
FPL Group, Inc., strike price $53, expires 5/12/09, broker Morgan Stanley & Co., Inc.	(65)	(8,074)
FPL Group, Inc., strike price $53, expires 6/09/09, broker UBS Securities LLC	(8,200)	(17,928)
Gamesa Corp. Tecnologica SA, strike price 10.76 EUR, expires 6/10/09, broker UBS Securities LLC	(33,500)	(162,178)
GDF Suez, strike price 27.18 EUR, expires 6/19/09, broker Citigroup Global Markets	(110)	(14,394)
GDF Suez, strike price 28 EUR, expires 5/15/09, broker Morgan Stanley & Co., Inc.	(100)	(4,470)
Hera SpA, strike price 1.37 EUR, expires 5/27/09, broker UBS Securities LLC	(217,000)	(48,141)
Hyflux Ltd., strike price 1.69 SGD, expires 5/20/09, broker Deutsche Bank	(150,000)	(14,016)
Hyflux Ltd., strike price 1.77 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(185,000)	(13,641)
Iberdrola Renovables SA, strike price 3.50 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(132,600)	(15,537)
Iberdrola SA, strike price 5.68 EUR, expires 6/10/09, broker UBS Securities LLC	(75,400)	(39,843)
Incitec Pivot Ltd., strike price 2.41 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(66,000)	(1,009)
Incitec Pivot Ltd., strike price 2.72 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(66,000)	(60)
Inversiones Aguas Metropolitanas SA, strike price $566.50, expires 6/09/09, Broker Goldman Sachs & Co.	(600,000)	(10,800)
IOI Corp. Bhd, strike price $3.99, expires 5/12/09, broker Deutsche Bank	(155,000)	(13,966)
IOI Corp. Bhd, strike price $4.41, expires 6/03/09, broker Deutsche Bank	(45,000)	(1,607)
Israel Chemicals Ltd., strike price 35.93 ILS, expires 6/02/09, broker Goldman Sachs & Co.	(36,000)	(2,033)
Itron, Inc., strike price $52.50, expires 6/16/09, broker UBS Securities LLC	(50)	(3,682)
Johnson Controls, Inc., strike price $16.225, expires 6/04/09, broker Morgan Stanley & Co., Inc.	(12,800)	(41,112)
Johnson Matthey Plc, strike price 11.32 GBP, expires 6/02/09, broker UBS Securities LLC	(26,400)	(42,591)
Johnson Matthey Plc, strike price 12.84 GBP, expires 6/02/09, broker Deutsche Bank	(18,500)	(10,296)
K&S AG, strike price 36.57 EUR, expires 5/15/09, broker UBS Securities LLC	(8,000)	(91,533)
K&S AG, strike price 37.62 EUR, expires 5/27/09, broker Goldman Sachs & Co.	(8,000)	(80,496)
K&S AG, strike price 38 EUR, expires 5/15/09, broker Morgan Stanley & Co., Inc.	(35)	(33,424)
Kingspan Group Plc, strike price 3.81 EUR, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(9,500)	(5,648)
Kurita Water Industries Ltd., strike price 1,827.85 JPY, expires 5/12/09, broker Deutsche Bank	(14,800)	(86,223)
Kurita Water Industries Ltd., strike price 2,048.37 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(20,000)	(77,499)
Makhteshim-Agan Industries Ltd., strike price 18.56 ILS, expires 6/02/09, broker Goldman Sachs & Co.	(76,000)	(5,192)
Manila Water Co., Inc., strike price $11.24, expires 5/12/09, broker Deutsche Bank	(1,850,000)	(88,060)
Monsanto Co., strike price $85, expires 5/29/09, broker UBS Securities LLC	(17,000)	(57,387)
Mosaic Co. (The), strike price $47, expires 6/25/09, broker Barclays Capital, Inc.	(220)	(30,177)
Nalco Holding Co., strike price $15, expires 5/22/09, broker Goldman Sachs & Co.	(16,000)	(21,931)

Options Written	Contracts	Value

Over the Counter Call Options Written (continued)
Nalco Holding Co., strike price $16, expires 6/30/09, broker UBS Securities LLC	(190)	$(28,035)
Nordex AG, strike price 13.86 EUR, expires 6/02/09, broker UBS Securities LLC	(7,800)	(7,623)
Northumbrian Water Group Plc, strike price 2.15 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(86,200)	(18,833)
Northumbrian Water Group Plc, strike price 2.28 GBP, expires 6/10/09, broker Deutsche Bank	(86,200)	(8,010)
Novozymes A/S, strike price 394.85 DKK, expires 6/10/09, broker Goldman Sachs & Co.	(5,400)	(14,375)
Nufarm Ltd., strike price 12.94 AUD, expires 6/03/09, broker Goldman Sachs & Co.	(39,800)	(30,053)
Orkla ASA, strike price 47.41 NOK, expires 6/02/09, broker UBS Securities LLC	(18,600)	(7,326)
Orkla ASA, strike price 50 NOK, expires 6/23/09, broker UBS Securities LLC	(14,000)	(4,771)
Pennon Group Plc, strike price 4.27 GBP, expires 7/7/09, broker Credit Suisse	(86,000)	(42,044)
Pentair, Inc., strike price $24, expires 5/21/09, broker Barclays Capital, Inc.	(230)	(65,251)
Plum Creek Timber Co., Inc. - REIT, strike price $32.50, expires 5/04/09, broker Jefferies & Co., Inc.	(125)	(25,250)
Q-Cells SE, strike price 15 EUR, expires 5/15/09, broker Citigroup Global Markets	(105)	(20,280)
Renewable Energy Corp. AS, strike price 60.72 NOK, expires 5/27/09, broker Citigroup Global Markets	(12,000)	(9,498)
Renewable Energy Corp. AS, strike price 61.31 NOK, expires 6/02/09, broker Citigroup Global Markets	(9,000)	(7,670)
Sao Martinho SA, strike price $16.11, expires 6/30/09, broker Goldman Sachs & Co.	(37,000)	(13,120)
Severn Trent Plc, strike price 10.11 GBP, expires 6/10/09, broker Citigroup Global Markets	(45,400)	(36,579)
Sinofert Holdings Ltd., strike price 3.79 HKD, expires 5/20/09, broker Goldman Sachs & Co.	(1,500,000)	(21,814)
Sinofert Holdings Ltd., strike price 3.79 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(344,500)	(7,304)
SLC Agricola SA, strike price $17.32, expires 6/30/09, broker Citigroup Global Markets	(24,000)	(7,154)
Solarworld AG, strike price 17.92 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(24,000)	(109,446)
Southwest Water Co., strike price $6.02, expires 6/09/09, broker Credit Suisse	(23,700)	(11,916)
Suez Environment SA, strike price 12 EUR, expires 6/19/09, broker Goldman Sachs & Co.	(55)	(2,846)
Syngenta AG, strike price 250 CHF, expires 5/15/09, broker Citigroup Global Markets	(250)	(9,773)
Syngenta AG, strike price 257.15 CHF, expires 6/19/09, broker Citigroup Global Markets	(1,000)	(6,351)
Syngenta AG, strike price 260 CHF, expires 6/19/09, broker Goldman Sachs & Co.	(100)	(5,756)
Tetra Tech, Inc., strike price $23, expires 5/22/09, broker Barclays Capital, Inc.	(400)	(79,352)
Tianjin Capital Environmental Protection Group Co. Ltd. - Class H, strike price 1.39 HKD, expires 5/12/09, broker Credit Suisse	(799,000)	(12,487)
Umicore SA, strike price 13.65 EUR, expires 6/10/09, broker UBS Securities LLC	(25,000)	(38,669)
Umicore SA, strike price 15.19 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(15,000)	(14,543)
United Utilities Group Plc, strike price 5.11 GBP, expires 6/23/09, broker UBS Securities LLC	(15,000)	(3,707)
United Utilities Group Plc, strike price 5.20 GBP, expires 5/6/09, broker Morgan Stanley & Co., Inc.	(15,000)	(506)
United Utilities Group Plc, strike price 5.24 GBP, expires 6/23/09, broker Citigroup Global Markets	(6,500)	(1,200)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	29

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over the Counter Call Options Written (concluded)
Veolia Environnement, strike price 18 EUR, expires 5/15/09, broker Citigroup Global Markets	(45)	$(16,102)
Vestas Wind Systems A/S, strike price 269.86 DKK, expires 6/10/09, broker Citigroup Global Markets	(24,000)	(426,225)
Wacker Chemie AG, strike price 66 EUR, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(28)	(45,757)

Total Over the Counter Call Options Written		(2,880,271)

Total Options Written (Premiums Received $1,806,016)—(3.3)%		(3,744,476)

Total Investments Net of Outstanding Options Written—100.4%		116,007,544
Liabilities in Excess of Other Assets—(0.4)%		(498,124)

Net Assets—100.0%		$115,509,420

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$206,837,988

Gross unrealized appreciation	$585,862
Gross unrealized depreciation	(87,671,830)

Net unrealized depreciation	$(87,085,968)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	3,657,752	$69,471
BlackRock Liquidity Series, LLC Money Market Series	(539,000)	$16,607

(e)	Represents the current yield as of report date.
(f)	Security purchased with the cash proceeds from securities loans.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$71,283,782	$(864,205)
Level 2	48,468,238	(2,880,271)
Level 3	—	—

Total	$119,752,020	$(3,744,476)

**	Other financial instruments are options written and are shown at market value.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—1.7%
Potash Corp. of Saskatchewan, Inc.	111,300	$9,626,337

Coal—11.0%
Arch Coal, Inc.	632,600	8,837,422
Consol Energy, Inc.	752,821	23,548,241
Massey Energy Co.	859,200	13,669,872
Patriot Coal Corp. (a)	71,000	447,300
Peabody Energy Corp.	550,900	14,538,251

		61,041,086

Commercial Services—0.7%
MYR Group, Inc. (a)(b)	269,231	4,014,234

Electric—1.1%
NRG Energy, Inc. (a)(c)	320,200	5,757,196

Gas—1.4%
Keyera Facilities Income Fund	613,800	7,936,759

Mining—4.2%
Agnico-Eagle Mines Ltd.	64,500	2,845,095
BHP Billiton Ltd. - ADR	200,900	9,671,326
Goldcorp, Inc.	242,736	6,680,095
Silver Wheaton Corp. (a)	546,100	4,161,282

		23,357,798

Oil & Gas—48.1%
Apache Corp. (d)	190,000	13,843,400
BG Group Plc	468,673	7,483,716
Brigham Exploration Co. (a)	565,700	1,323,738
Cabot Oil & Gas Corp.	377,700	11,402,763
Canadian Natural Resources Ltd.	68,600	3,163,146
Crescent Point Energy Trust	323,700	7,630,672
Delta Petroleum Corp. (a)	748,100	2,199,414
Devon Energy Corp.	128,900	6,683,465
Diamond Offshore Drilling, Inc.	75,600	5,474,196
EQT Corp.	406,700	13,677,321
EXCO Resources, Inc. (a)	1,410,900	16,620,402
Galleon Energy, Inc. (a)	1,040,800	4,134,243
GMX Resources, Inc. (a)	115,000	1,258,100
Goodrich Petroleum Corp. (a)	166,100	3,808,673
Hess Corp.	90,000	4,931,100
Noble Corp.	314,000	8,581,620
Occidental Petroleum Corp.	189,700	10,678,213
Penn Virginia Corp.	1,259,200	17,716,944
PetroHawk Energy Corp. (a)(d)	968,700	22,861,320
Petroleo Brasileiro SA - ADR	506,700	17,009,919
Plains Exploration & Production Co. (a)	293,200	5,532,684
Range Resources Corp.	321,900	12,866,343
Southwestern Energy Co. (a)	452,200	16,215,892
StatoilHydro ASA	334,358	6,231,596
Talisman Energy, Inc.	215,000	2,696,100
Transocean Ltd. (a)	347,600	23,456,048
Whiting Petroleum Corp. (a)	585,800	19,190,808

		266,671,836

Oil & Gas Services—12.4%
Cameron International Corp. (a)	347,800	8,896,724
Core Laboratories NV	51,931	4,322,217
Halliburton Co.	345,800	6,992,076
National Oilwell Varco, Inc. (a)	496,016	15,019,364
Petrofac Ltd.	491,600	4,146,957
Saipem SpA	265,200	5,668,469
SBM Offshore NV	113,459	1,828,704
Schlumberger Ltd.	270,900	13,271,391
Weatherford International Ltd. (a)	514,700	8,559,461

		68,705,363

Common Stocks	Shares	Value

Pipelines—14.7%
AltaGas Income Trust	451,400	$5,579,611
Buckeye Partners LP	51,600	1,984,536
Enbridge Energy Partners LP	73,200	2,654,964
Energy Transfer Partners LP	316,800	12,529,440
Enterprise Products Partners LP	653,105	15,406,747
MarkWest Energy Partners LP	666,400	9,549,512
ONEOK Partners LP	145,800	6,852,600
Pembina Pipeline Income Fund	265,500	2,992,521
Plains All American Pipeline LP	220,400	9,331,736
Questar Corp.	223,500	6,642,420
Targa Resources Partners LP	300,000	3,456,000
Williams Partners LP	245,200	4,205,180

		81,185,267

Transportation—1.3%
Seaspan Corp.	387,100	2,539,376
Ship Finance International Ltd.	546,000	4,711,980

		7,251,356

Total Long-Term Investments (Cost—$688,139,603)—96.6%		535,547,232

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.64% (e)(f)	19,515,707	19,515,707
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (e)(f)(g)	3,567,600	3,567,600

Total Short-Term Securities (Cost—$23,083,307)—4.1%		23,083,307

Options Purchased	Contracts

Exchange-Traded Call Options Purchased—0.0%
GMX Resources, Inc., strike price $17.50, expires 5/18/09	20	200

Total Options Purchased (Cost—$220)—0.0%		200

Total Investments Before Outstanding Options Written (Cost—$711,223,130*)—100.7%		558,630,739

Options Written

Exchange-Traded Call Options Written—(0.8)%
Agnico-Eagle Mines Ltd., strike price $55, expires 5/18/09	(220)	(2,200)
Apache Corp., strike price $75, expires 7/20/09	(100)	(47,000)
Apache Corp., strike price $80, expires 5/18/09	(200)	(7,000)
Arch Coal, Inc., strike price $16, expires 5/18/09	(500)	(8,750)
Arch Coal, Inc., strike price $17.50, expires 5/18/09	(500)	(5,000)
Arch Coal, Inc., strike price $20, expires 7/20/09	(500)	(10,000)
BHP Billiton Ltd. - ADR, strike price $50, expires 5/18/09	(360)	(41,400)
BHP Billiton Ltd. - ADR, strike price $52.50, expires 6/22/09	(100)	(17,750)
BHP Billiton Ltd. - ADR, strike price $55, expires 5/18/09	(290)	(4,350)
Cabot Oil & Gas Corp., strike price $30, expires 5/18/09	(250)	(35,000)
Cabot Oil & Gas Corp., strike price $30, expires 6/22/09	(250)	(64,375)
Cabot Oil & Gas Corp., strike price $35, expires 6/22/09	(39)	(3,022)
Cabot Oil & Gas Corp., strike price $35, expires 7/20/09	(250)	(33,125)
Canadian Natural Resources Ltd., strike price $48, expires 5/18/09	(50)	(6,375)
Canadian Natural Resources Ltd., strike price $49, expires 6/22/09	(75)	(17,812)
Canadian Natural Resources Ltd., strike price $50, expires 5/18/09	(100)	(6,250)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	31

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Canadian Natural Resources Ltd., strike price $55, expires 6/22/09	(50)	$(3,875)
Consol Energy, Inc., strike price $30, expires 6/22/09	(500)	(175,000)
Consol Energy, Inc., strike price $35, expires 5/18/09	(825)	(28,875)
Consol Energy, Inc., strike price $35, expires 6/22/09	(300)	(42,000)
Consol Energy, Inc., strike price $40, expires 5/18/09	(600)	(4,500)
Core Laboratories NV, strike price $80, expires 5/18/09	(50)	(23,000)
Core Laboratories NV, strike price $85, expires 6/22/09	(145)	(56,550)
Delta Petroleum Corp., strike price $7.50, expires 6/22/09	(900)	(9,000)
Devon Energy Corp., strike price $60, expires 5/18/09	(100)	(1,500)
Devon Energy Corp., strike price $60, expires 6/22/09	(300)	(26,250)
Devon Energy Corp., strike price $60, expires 7/20/09	(50)	(7,750)
Diamond Offshore Drilling, Inc., strike price $73.13, expires 5/18/09	(115)	(25,588)
Diamond Offshore Drilling, Inc., strike price $73.13, expires 6/22/09	(150)	(68,250)
Diamond Offshore Drilling, Inc., strike price $78.13, expires 6/22/09	(75)	(18,937)
Energy Transfer Partners LP, strike price $40, expires 5/18/09	(350)	(14,875)
Energy Transfer Partners LP, strike price $40, expires 6/22/09	(700)	(57,750)
Enterprise Products Partners LP, strike price $25, expires 6/22/09	(325)	(12,187)
EQT Corp., strike price $35, expires 6/22/09	(500)	(75,000)
EXCO Resources, Inc., strike price $12.50, expires 5/18/09	(1,000)	(55,000)
EXCO Resources, Inc., strike price $15, expires 6/22/09	(2,000)	(100,000)
EXCO Resources, Inc., strike price $17.50, expires 6/22/09	(1,000)	(20,000)
GMX Resources, Inc., strike price $30, expires 5/18/09	(20)	(200)
Goldcorp, Inc., strike price $32, expires 6/22/09	(400)	(33,000)
Goldcorp, Inc., strike price $40, expires 7/20/09	(400)	(11,000)
Goodrich Petroleum Corp., strike price $25, expires 5/18/09	(200)	(15,500)
Goodrich Petroleum Corp., strike price $25, expires 6/22/09	(200)	(42,500)
Goodrich Petroleum Corp., strike price $30, expires 5/18/09	(200)	(3,000)
Halliburton Co., strike price $21, expires 6/22/09	(430)	(47,085)
Hess Corp., strike price $60, expires 6/22/09	(200)	(43,500)
Massey Energy Co., strike price $17.50, expires 6/22/09	(425)	(61,625)
Massey Energy Co., strike price $17.50, expires 7/20/09	(1,290)	(187,050)
National-Oilwell Varco, Inc., strike price $35, expires 5/18/09	(1,250)	(18,750)
National-Oilwell Varco, Inc., strike price $35, expires 6/22/09	(250)	(26,250)
National-Oilwell Varco, Inc., strike price $39, expires 6/22/09	(240)	(8,400)
Noble Corp., strike price $30, expires 6/22/09	(740)	(74,000)
Noble Corp., strike price $31, expires 5/18/09	(315)	(3,150)
Noble Corp., strike price $35, expires 6/22/09	(46)	(690)
Occidental Petroleum Corp., strike price $65, expires 5/18/09	(100)	(750)
Occidental Petroleum Corp., strike price $70, expires 5/18/09	(100)	(500)
Peabody Energy Corp., strike price $29, expires 6/22/09	(500)	(65,000)
Peabody Energy Corp., strike price $35, expires 5/18/09	(500)	(5,000)
Peabody Energy Corp., strike price $35, expires 6/22/09	(800)	(20,000)
Penn Virginia Corp., strike price $12.50, expires 5/18/09	(500)	(101,250)
Penn Virginia Corp., strike price $15, expires 5/18/09	(500)	(35,000)
Penn Virginia Corp., strike price $17.50, expires 6/22/09	(500)	(32,500)
PetroHawk Energy Corp., strike price $24, expires 5/18/09	(500)	(47,500)
PetroHawk Energy Corp., strike price $25, expires 5/18/09	(1,000)	(60,000)
PetroHawk Energy Corp., strike price $25, expires 6/22/09	(750)	(110,625)
PetroHawk Energy Corp., strike price $26, expires 6/22/09	(500)	(55,000)
PetroHawk Energy Corp., strike price $27, expires 6/22/09	(250)	(20,625)
PetroHawk Energy Corp., strike price $30, expires 6/22/09	(1,000)	(32,500)
Petroleo Brasileiro SA - ADR, strike price $34, expires 6/22/09	(600)	(144,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Petroleo Brasileiro SA - ADR, strike price $35, expires 5/18/09	(715)	$(58,988)
Petroleo Brasileiro SA - ADR, strike price $37.5, expires 5/18/09	(470)	(11,750)
Petroleo Brasileiro SA - ADR, strike price $39, expires 7/20/09	(250)	(30,625)
Plains All American Pipeline LP, strike price $45, expires 8/24/09	(220)	(16,500)
Plains Exploration & Production Co., strike price $22.50, expires 5/18/09	(70)	(875)
Plains Exploration & Production Co., strike price $22.50, expires 6/22/09	(640)	(36,800)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(74)	(19,425)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 5/18/09	(260)	(24,700)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 6/22/09	(6)	(2,340)
Questar Corp., strike price $30, expires 6/22/09	(500)	(91,250)
Questar Corp., strike price $35, expires 6/22/09	(500)	(17,500)
Range Resources Corp., strike price $45, expires 5/18/09	(150)	(2,625)
Range Resources Corp., strike price $45, expires 6/22/09	(1,130)	(141,250)
Schlumberger Ltd., strike price $45, expires 5/18/09	(250)	(115,000)
Schlumberger Ltd., strike price $50, expires 5/18/09	(280)	(40,600)
Schlumberger Ltd., strike price $50, expires 6/22/09	(150)	(45,375)
Schlumberger Ltd., strike price $55, expires 5/18/09	(250)	(5,000)
Schlumberger Ltd., strike price $55, expires 6/22/09	(150)	(19,125)
Ship Finance International Ltd., strike price $7.50, expires 5/18/09	(500)	(62,500)
Silver Wheaton Corp., strike price $7.50, expires 6/22/09	(645)	(53,213)
Southwestern Energy Co., strike price $40, expires 5/18/09	(500)	(12,500)
Southwestern Energy Co., strike price $40, expires 6/22/09	(700)	(75,250)
Talisman Energy, Inc., strike price $10, expires 7/20/09	(100)	(28,500)
Talisman Energy, Inc., strike price $12.50, expires 7/20/09	(500)	(60,000)
Transocean, Inc., strike price $65, expires 5/18/09	(175)	(72,625)
Transocean, Inc., strike price $70, expires 5/18/09	(525)	(81,375)
Transocean, Inc., strike price $70, expires 6/22/09	(435)	(147,900)
Transocean, Inc., strike price $75, expires 6/22/09	(200)	(34,000)
Weatherford International Ltd., strike price $19, expires 6/22/09	(300)	(21,000)
Weatherford International Ltd., strike price $15, expires 5/18/09	(1,300)	(247,000)
Whiting Petroleum Corp., strike price $30, expires 5/18/09	(750)	(262,500)
Whiting Petroleum Corp., strike price $35, expires 6/22/09	(250)	(58,125)
Whiting Petroleum Corp., strike price $40, expires 5/18/09	(450)	(5,625)
Whiting Petroleum Corp., strike price $40, expires 6/22/09	(500)	(45,000)

Total Exchange-Traded Call Options Written		(4,388,087)

Exchange-Traded Put Option Written—(0.0)%
ExxonMobil Corp., strike price $65, expires 6/22/09	(630)	(144,270)

Over-the-Counter Call Options Written—(0.2)%
Apache Corp., strike price $70, expires 6/15/09, broker Goldman Sachs & Co.	(30,000)	(174,459)
BG Group Plc, strike price 11 GBP, expires 6/19/09, broker Goldman Sachs & Co.	(25)	(23,350)
BG Group Plc, strike price 11.37 GBP, expires 6/19/09, broker Credit Suisse	(140,000)	(94,140)
Cabot Oil & Gas Corp., strike price $31, expires 5/15/09, broker UBS Securities LLC	(50,000)	(43,587)
Cameron International Corp., strike price $27, expires 5/29/09, broker Morgan Stanley & Co., Inc.	(67,000)	(74,752)
Cameron International Corp., strike price $27.76, expires 6/19/09, broker UBS Securities LLC	(47,500)	(54,293)
Consol Energy, Inc., strike price $33, expires 6/19/09, broker UBS Securities LLC	(30,000)	(61,545)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Put Option Written (concluded)
Consol Energy, Inc., strike price $35, expires 5/29/09, broker Morgan Stanley & Co., Inc.	(31,000)	$(21,570)
EQT Corp., strike price $39, expires 5/15/09, broker Citigroup Global Markets	(85,000)	(1,207)
Halliburton Co., strike price $20, expires 5/6/09, broker Jefferies & Co., Inc.	(350)	(20,094)
Halliburton Co., strike price $21, expires 5/12/09, broker Jefferies & Co., Inc.	(350)	(13,972)
Hess Corp., strike price $61.17, expires 5/29/09, broker Citigroup Global Markets	(10,000)	(9,550)
Occidental Petroleum Corp., strike price $63, expires 6/19/09, broker Goldman Sachs & Co.	(80,000)	(82,952)
Petrofac Ltd., strike price 6.25 GBP, expires 6/17/09, broker Morgan Stanley & Co., Inc.	(123,000)	(47,281)
Saipem SpA, strike price 14.32 EUR, expires 6/02/09, broker Goldman Sachs & Co.	(80,000)	(214,667)
SBM Offshore NV, strike price 12 EUR, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(113)	(10,511)
Seaspan Corp., strike price $11.50, expires 5/28/09, broker Jefferies & Co., Inc.	(600)	(5,099)
Ship Finance International Ltd., strike price $8.33, expires 6/04/09, broker Goldman Sachs & Co.	(50,000)	(33,320)
Silver Wheaton Corp., strike price $8.13, expires 5/19/09, broker Goldman Sachs & Co.	(200,000)	(74,100)
Southwestern Energy Co., strike price $37, expires 6/18/09, broker Jefferies & Co., Inc.	(500)	(100,100)
StatoilHydro ASA, strike price 125 NOK, expires 6/18/09, broker UBS Securities LLC	(650)	(44,559)
StatoilHydro ASA, strike price 130.52 NOK, expires 5/7/09, broker UBS Securities LLC	(35,000)	(3,219)
Talisman Energy, Inc., strike price $12.80, expires 6/26/09, broker Morgan Stanley & Co., Inc.	(80,000)	(67,888)

Total Over-the-Counter Call Options Written		(1,276,215)

Over-the-Counter Put Option Written—(0.0)%
National-Oilwell Varco, Inc., strike price $27, expires 6/19/09, broker Goldman Sachs & Co.	(55,000)	(71,588)

Total Options Written (Premiums Received $7,293,829)—(1.0)%		(5,880,160)

Total Investments Net of Outstanding Options Written—99.7%		552,750,579
Other Assets in Excess of Liabilities—0.3%		1,711,437

Net Assets—100.0%		$554,462,016

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$697,272,784

Gross unrealized appreciation	$45,756,320
Gross unrealized depreciation	(184,398,365)

Net unrealized depreciation	$(138,642,045)

(a)	Non-income producing security.
(b)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.7% of its net assets, with a current market value of $4,014,234 and an original cost of $3,500,003 in these securities.

(c)	Security, or a portion of security, is on loan.
(d)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(e)	Represents the current yield as of report date.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	19,515,707	$140,584
BlackRock Liquidity Series, LLC Money Market Series	(22,167,850)	$79,743

(g)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 6,627	EUR 5,000	Citigroup Global Markets	5/04/09	$12

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$529,703,497	$200	$(4,532,357)
Level 2	28,927,042	12	(1,347,803)
Level 3	—	—	—

Total	$558,630,539	$212	$(5,880,160)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	33

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.0%
BHP Billiton Ltd.	17,913	$432,734
BHP Billiton Ltd. - ADR	4,400	211,816
Foster’s Group Ltd.	669,700	2,560,677
Woodside Petroleum Ltd.	31,800	874,306

		4,079,533

Austria—0.3%
OMV AG	36,700	1,136,970

Belgium—0.5%
Belgacom SA	70,700	2,055,089

Bermuda—1.2%
Allied World Assurance Co. Holdings Ltd.	28,400	1,054,776
Invesco Ltd.	105,400	1,551,488
Nabors Industries Ltd. (a)	83,900	1,276,119
RenaissanceRe Holdings Ltd.	25,800	1,255,428

		5,137,811

Brazil—1.4%
Banco Bradesco SA - ADR	29,800	365,944
Cia Energetica de Minas Gerais - ADR	155,800	2,344,790
Cia Siderurgica Nacional SA - ADR	65,500	1,213,060
Petroleo Brasileiro SA - ADR	59,000	1,980,630

		5,904,424

Canada—4.7%
Barrick Gold Corp.	186,200	5,418,420
Bombardier, Inc., Class B	503,700	1,595,564
Canadian Natural Resources Ltd.	53,000	2,443,830
EnCana Corp.	34,800	1,594,915
Husky Energy, Inc.	71,500	1,732,226
Petro-Canada	64,300	2,027,379
Potash Corp. of Saskatchewan, Inc.	16,100	1,392,489
Research In Motion Ltd. (a)	22,800	1,576,865
Royal Bank of Canada	26,200	928,735
Talisman Energy, Inc.	87,600	1,098,504

		19,808,927

Cayman Islands—0.5%
Herbalife Ltd.	109,100	2,162,362

China—1.8%
China Construction Bank Corp., Class H	4,533,000	2,616,984
China Life Insurance Co. Ltd., Class H	277,000	972,800
Industrial & Commercial Bank of China	4,343,000	2,470,655
PetroChina Co. Ltd. - ADR	14,900	1,294,959

		7,355,398

Finland—1.1%
Fortum Oyj	127,366	2,569,001
Wartsila Oyj, B Shares	58,200	1,918,862

		4,487,863

France—4.5%
Alstom SA	46,300	2,886,227
BNP Paribas	35,500	1,868,858
Compagnie Generale des Etablissements Michelin, Class B	50,600	2,590,134
Lafarge SA (a)	744	39,868
PPR	19,100	1,463,309
Sanofi-Aventis SA	35,675	2,066,016
Technip SA	53,600	2,302,668
Total SA	58,809	2,942,555
Unibail-Rodamco - REIT	2,800	417,552
Vivendi	83,254	2,238,623

		18,815,810

Common Stocks	Shares	Value

Germany—3.5%
Adidas AG	65,900	$2,489,857
Allianz SE	16,700	1,540,960
Fresenius Medical Care AG & Co. KGaA	72,900	2,828,974
K+S AG	53,400	3,212,377
Linde AG	44,100	3,516,879
ThyssenKrupp AG	47,998	1,026,857

		14,615,904

Hong Kong—3.0%
ASM Pacific Technology Ltd.	763,400	3,413,092
Bank of East Asia Ltd.	30,240	71,777
China Mobile Ltd.	131,000	1,131,215
CNOOC Ltd. - ADR	15,900	1,770,465
Esprit Holdings Ltd.	131,000	802,669
Hong Kong Exchanges & Clearing Ltd.	108,100	1,245,137
Hutchison Whampoa Ltd.	343,300	2,022,025
New World Development Ltd.	1,468,000	1,920,053

		12,376,433

Israel—1.3%
Partner Communications - ADR	335,100	5,445,375

Italy—1.2%
AEM SpA	855,800	1,406,670
Assicurazioni Generali SpA	30,400	618,514
Intesa Sanpaolo SpA	342,700	761,077
Parmalat SpA	1,026,200	2,038,158

		4,824,419

Japan—4.7%
Canon, Inc.	65,300	1,954,149
Honda Motor Co. Ltd.	67,300	1,972,356
ITOCHU Corp.	407,000	2,182,352
Konica Minolta Holdings, Inc.	201,500	1,664,501
Nintendo Co. Ltd.	16,100	4,328,664
NSK Ltd.	115,000	509,582
Sumitomo Corp.	265,600	2,311,923
T&D Holdings, Inc.	16,350	488,824
Toyota Motor Corp.	106,000	4,195,349

		19,607,700

Luxembourg—0.4%
ArcelorMittal	63,300	1,492,614

Mexico—0.8%
Fomento Economico Mexicano SAB de CV - ADR	116,700	3,303,777

Netherlands—0.1%
Corio NV - REIT	7,811	346,680

Norway—2.1%
Fred Olsen Energy ASA	66,900	2,108,984
Orkla ASA	318,300	2,278,743
Yara International ASA	158,300	4,242,548

		8,630,275

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR	43,700	2,004,519

Singapore—1.7%
Singapore Airlines Ltd.	222,000	1,596,643
Singapore Telecommunications Ltd.	1,667,200	2,864,717
United Overseas Bank Ltd.	360,600	2,779,393

		7,240,753

Spain—0.6%
Banco Santander SA	255,645	2,459,036

Sweden—0.6%
Nordea Bank AB	263,900	1,962,979
Skanska AB, B Shares	59,800	645,005

		2,607,984

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland—2.7%
Alcon, Inc.	22,600	$2,079,426
Nestle SA	131,999	4,302,736
Novartis AG	46,836	1,772,663
Syngenta AG	11,700	2,497,839
Zurich Financial Services AG	4,268	793,125

		11,445,789

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	304,900	3,222,793

United Kingdom—5.1%
AstraZeneca Plc	53,238	1,864,153
Bellway Plc	100,500	1,058,800
Catlin Group Ltd.	335,100	1,734,114
De La Rue Plc	143,400	2,032,614
GlaxoSmithKline Plc	67,336	1,037,192
HSBC Holdings Plc	157,272	1,118,434
Imperial Tobacco Group Plc	138,391	3,157,565
Persimmon Plc	201,100	1,121,678
Rio Tinto Plc - ADR	2,400	391,080
Standard Chartered Plc	69,108	1,069,053
Unilever Plc	170,500	3,319,907
Vodafone Group Plc	1,568,393	2,882,663
Vodafone Group Plc - ADR	34,300	629,406

		21,416,659

United States—40.9%
3M Co.	43,300	2,494,080
Allstate Corp. (The)	21,400	499,262
Altera Corp.	145,100	2,366,581
Altria Group, Inc. (b)	262,500	4,286,625
Amgen, Inc. (a)(b)	97,300	4,716,131
Anadarko Petroleum Corp.	29,500	1,270,270
Analog Devices, Inc.	106,200	2,259,936
Aon Corp.	80,800	3,409,760
Apple, Inc. (a)	20,400	2,566,932
Applied Materials, Inc.	81,600	996,336
Arch Coal, Inc.	66,300	926,211
AvalonBay Communities, Inc. - REIT	15,400	874,874
Bank of America Corp.	131,500	1,174,295
Bank of New York Mellon Corp. (The)	55,200	1,406,496
Becton Dickinson & Co.	65,300	3,949,344
Boston Properties, Inc. - REIT	18,500	914,270
Bristol-Myers Squibb Co.	86,600	1,662,720
Broadcom Corp. (a)	120,900	2,803,671
Campbell Soup Co.	64,900	1,669,228
Charles Schwab Corp. (The)	121,400	2,243,472
Chesapeake Energy Corp.	101,500	2,000,565
Chevron Corp.	46,100	3,047,210
Cisco Systems, Inc. (a)	45,100	871,332
Colgate-Palmolive Co.	27,200	1,604,800
Comcast Corp., Class A	163,600	2,529,256
ConocoPhillips	19,500	799,500
Consol Energy, Inc.	80,400	2,514,912
Corning, Inc.	70,700	1,033,634
CVS Caremark Corp.	26,800	851,704
Diamond Offshore Drilling, Inc.	23,200	1,679,912
Eagle Bulk Shipping, Inc.	381,900	2,489,988
ExxonMobil Corp.	58,400	3,893,528
FPL Group, Inc.	24,300	1,307,097
Freeport-McMoRan Copper & Gold, Inc.	43,500	1,855,275
General Electric Co.	118,900	1,504,085
Genzyme Corp. (a)	39,900	2,127,867
Goldman Sachs Group, Inc. (The)	21,800	2,801,300
Google, Inc., Class A(a)	7,900	3,128,163
Greenhill & Co., Inc.	21,000	1,628,130
H.J. Heinz Co.	56,400	1,941,288

Common Stocks	Shares	Value

United States (concluded)
Halliburton Co.	134,200	$2,713,524
Helmerich & Payne, Inc.	58,200	1,793,724
Hess Corp.	24,800	1,358,792
Hewlett-Packard Co.	44,900	1,615,502
Hudson City Bancorp, Inc.	35,500	445,880
Intel Corp. (b)	183,400	2,894,052
IntercontinentalExchange, Inc. (a)	19,200	1,681,920
International Business Machines Corp.	28,800	2,972,448
J.M. Smucker Co. (The)	49,100	1,934,540
JPMorgan Chase & Co.	86,200	2,844,600
Kellogg Co.	56,600	2,383,426
Kohl’s Corp. (a)	47,300	2,145,055
Linear Technology Corp.	105,800	2,304,324
McDonald’s Corp.	45,000	2,398,050
Medco Health Solutions, Inc. (a)	56,400	2,456,220
Medtronic, Inc.	79,600	2,547,200
MetLife, Inc.	16,100	478,975
Microsoft Corp. (b)	112,200	2,273,172
Molson Coors Brewing Co., Class B	54,400	2,080,800
Morgan Stanley	42,500	1,004,700
Motorola, Inc.	141,000	779,730
NASDAQ OMX Group, Inc. (The) (a)	59,400	1,142,262
Newmont Mining Corp.	66,500	2,675,960
Nike, Inc.	29,400	1,542,618
Nucor Corp. (b)	52,400	2,132,156
Occidental Petroleum Corp.	74,600	4,199,234
Pfizer, Inc.	321,800	4,299,248
Procter & Gamble Co. (The) (b)	28,500	1,409,040
Qualcomm, Inc.	58,200	2,463,024
Qwest Communications International, Inc.	856,900	3,333,341
T. Rowe Price Group, Inc.	30,600	1,178,712
Target Corp.	66,700	2,752,042
Texas Instruments, Inc.	49,200	888,552
U.S. Bancorp	54,400	991,168
Ultra Petroleum Corp. (a)	64,300	2,752,040
Wal-Mart Stores, Inc.	49,000	2,469,600
Walt Disney Co. (The)	107,400	2,352,060
Weatherford International Ltd. (a)	219,800	3,655,274
Wells Fargo & Co.	73,600	1,472,736
Wyeth	68,300	2,895,920
Yum! Brands, Inc.	86,600	2,888,111

		170,699,772

Total Common Stocks—87.0%		362,684,669

Exchange-Traded Funds

United States—5.4%
iShares MSCI EAFE Index Fund	251,500	10,542,880
iShares MSCI Emerging Markets Index Fund	57,400	1,644,510
SPDR Trust Series 1	117,900	10,322,145

Total Exchange-Traded Funds—5.4%		22,509,535

Total Long-Term Investments (Cost—$405,914,732)—92.4%		385,194,204

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	24,786,437	24,786,437

Total Short-Term Investments (Cost—$24,786,437)—5.9%		24,786,437

Total Investments Before Outstanding Options Written (Cost—$430,701,169*)—98.3%		409,980,641

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	35

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(1.2)%
3M Co., strike price $60, expires 7/20/09	(220)	$(46,200)
Alcon, Inc., strike price $95, expires 5/18/09	(135)	(12,825)
Allied World Assurance Co., strike price $40, expires 6/22/09	(170)	(20,400)
Allstate Corp., strike price $27.50, expires 5/18/09	(130)	(2,600)
Altera Corp., strike price $17.50, expires 5/18/09	(870)	(6,525)
Altria Group, Inc., strike price $17, expires 5/18/09	(1,575)	(16,537)
Amgen, Inc., strike price $50, expires 5/18/09	(585)	(44,753)
Anadarko Petroleum Corp., strike price $46, expires 6/22/09	(180)	(32,400)
Analog Devices, Inc., strike price $22.50, expires 6/22/09	(640)	(41,600)
Aon Corp., strike price $42.50, expires 7/20/09	(485)	(117,613)
Apple, Inc., strike price $125, expires 6/22/09	(87)	(65,903)
Apple, Inc., strike price $130, expires 5/18/09	(117)	(21,177)
Applied Materials, Inc., strike price $13, expires 5/18/09	(490)	(13,475)
ArcelorMittal, strike price $32.50, expires 6/22/09	(380)	(14,250)
Arch Coal, Inc., strike price $16, expires 5/18/09	(400)	(7,000)
AvalonBay Communities, Inc., strike price $60, expires 7/20/09	(90)	(49,950)
Banco Bradesco SA - ADR, strike price $12.50, expires 5/18/09	(180)	(8,550)
Bank of America Corp., strike price $16, expires 5/18/09	(1,315)	(3,945)
Bank of New York Mellon Corp., strike price $35, expires 6/22/09	(330)	(6,600)
Barrick Gold Corp., strike price $32.50, expires 5/18/09	(1,120)	(25,200)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(400)	(4,000)
Boston Properties, Inc. - REIT, strike price $45, expires 7/20/09	(110)	(93,500)
Bristol-Myers Squibb Co., strike price $21, expires 5/18/09	(520)	(3,900)
Broadcom Corp., strike price $23, expires 5/18/09	(725)	(83,375)
Canadian Natural Resources Ltd., strike price $48, expires 5/18/09	(320)	(40,800)
Canadian Natural Resources Ltd., strike price $55, expires 6/22/09	(210)	(16,275)
Charles Schwab Corp., strike price $19, expires 5/18/09	(275)	(12,375)
Charles Schwab Corp., strike price $19, expires 6/22/09	(450)	(48,375)
Chesapeake Energy Corp., strike price $21, expires 6/22/09	(305)	(38,125)
Chesapeake Energy Corp., strike price $25, expires 5/18/09	(300)	(2,250)
Chevron Corp., strike price $75, expires 6/22/09	(461)	(18,440)
Cisco Systems, Inc., strike price $18, expires 5/18/09	(270)	(42,525)
Cnoc Ltd. - ADR, strike price $125, expires 5/18/09	(95)	(4,750)
Colgate-Palmolive Co., strike price $60, expires 5/18/09	(160)	(15,200)
Comcast Corp. - Class A, strike price $15, expires 5/18/09	(1,000)	(90,000)
ConocoPhillips, strike price $43, expires 5/18/09	(195)	(8,190)
Consol Energy, Inc., strike price $28, expires 5/18/09	(480)	(172,800)
CVS Caremark Corp., strike price $30, expires 5/18/09	(160)	(36,000)
Eagle Bulk Shipping, Inc., strike price $7.50, expires 6/22/09	(2,300)	(143,750)
ExxonMobil Corp., strike price $70, expires 5/18/09	(350)	(14,000)
Freeport-McMoRan Copper & Gold, Inc., strike price $45, expires 6/22/09	(175)	(48,825)
Freeport-McMoRan Copper & Gold, Inc., strike price $47, expires 5/18/09	(260)	(16,120)
General Electric Co., strike price $13, expires 6/22/09	(700)	(60,200)
Genzyme Corp., strike price $60, expires 5/18/09	(240)	(1,800)
Goldman Sachs Group, Inc., strike price $140, expires 5/18/09	(83)	(7,304)
Goldman Sachs Group, Inc., strike price $145, expires 5/18/09	(82)	(3,239)
Google, Inc., strike price $380, expires 5/18/09	(47)	(97,525)
Greenhill & Co., strike price $85, expires 6/22/09	(210)	(61,425)
H.J. Heinz Co., strike price $35, expires 6/22/09	(564)	(70,500)
Halliburton Co., strike price $19, expires 5/18/09	(800)	(126,800)
Hewlett-Packard Co., strike price $37.50, expires 5/18/09	(270)	(12,150)
Intel Corp., strike price $16, expires 5/18/09	(1,100)	(36,300)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
IntercontinentalExchange, Inc., strike price $90, expires 6/22/09	(145)	$(92,800)
International Business Machines Corp., strike price $105, expires 5/18/09	(125)	(17,500)
International Business Machines Corp., strike price $105, expires 6/22/09	(63)	(22,680)
International Business Machines Corp., strike price $110, expires 6/22/09	(100)	(17,250)
Invesco Ltd., strike price $17.50, expires 5/18/09	(630)	(11,025)
iShares MSCI EAFE Index Fund, strike price $41, expires 5/18/09	(2,515)	(433,838)
iShares MSCI Emerging Markets Index Fund, strike price $28, expires 5/18/09	(574)	(79,786)
J.M. Smuckers Co., strike price $40, expires 7/20/09	(295)	(54,575)
JPMorgan Chase & Co., strike price $34, expires 5/18/09	(590)	(81,715)
Kellogg Co., strike price $40, expires 5/18/09	(566)	(130,180)
Kohl’s Corp., strike price $46, expires 5/18/09	(280)	(40,600)
Linear Technology Corp., strike price $24, expires 5/18/09	(640)	(6,400)
Linear Technology Corp., strike price $24, expires 6/22/09	(418)	(13,585)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(450)	(25,875)
Medco Health Solutions, Inc., strike price $45, expires 5/18/09	(340)	(22,100)
MetLife, Inc., strike price $31, expires 6/22/09	(95)	(27,312)
Morgan Stanley, strike price $26, expires 5/18/09	(255)	(11,475)
NASDAQ OMX Group, Inc. (The), strike price $20, expires 5/18/09	(350)	(28,000)
Newmont Mining Corp., strike price $44, expires 6/22/09	(400)	(54,000)
Nike, Inc., strike price $55, expires 5/18/09	(294)	(22,050)
Occidental Petroleum Corp., strike price $60, expires 5/18/09	(450)	(24,750)
PetroChina Co. Ltd. - ADR, strike price $95, expires 6/22/09	(90)	(19,800)
Petroleo Brasileiro SA - ADR, strike price $36, expires 5/18/09	(590)	(29,500)
Pfizer, Inc., strike price $14, expires 6/22/09	(1,288)	(45,724)
Pfizer, Inc., strike price $15, expires 6/22/09	(1,930)	(25,090)
Philippine Long Distance Telephone Co. - ADR, strike price $50, expires 7/20/09	(260)	(24,050)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(96)	(25,200)
Procter & Gamble Co. (The), strike price $50, expires 5/18/09	(170)	(16,150)
Research In Motion Ltd., strike price $75, expires 6/22/09	(27)	(10,867)
Rio Tinto Plc - ADR, strike price $170, expires 7/20/09	(14)	(24,920)
SPDR Trust Series 1, strike price $85, expires 5/18/09	(1,179)	(427,388)
T. Rowe Price Group, Inc., strike price $35, expires 5/18/09	(180)	(76,500)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 5/18/09	(1,850)	(138,750)
Talisman Energy, Inc., strike price $12.50, expires 5/18/09	(525)	(27,562)
Target Corp., strike price $40, expires 5/18/09	(400)	(96,400)
Texas Instruments, Inc., strike price $17.50, expires 5/18/09	(300)	(28,650)
Ultra Petroleum Corp., strike price $45, expires 6/22/09	(385)	(81,813)
US Bancorp, strike price $17.50, expires 5/18/09	(544)	(93,840)
Vodafone Group Plc - ADR, strike price $20, expires 7/20/09	(343)	(18,865)
Wal-Mart Stores, Inc., strike price $55, expires 6/22/09	(295)	(16,372)
Walt Disney Co. (The), strike price $21, expires 5/18/09	(645)	(93,525)
Weatherford International Ltd., strike price $15, expires 5/18/09	(1,310)	(248,900)
Wells Fargo & Co., strike price $22.50, expires 5/18/09	(660)	(47,850)
Yum! Brands, Inc., strike price $33, expires 7/20/09	(520)	(140,400)

Total Exchange-Traded Call Options Written		(4,963,933)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Put Options Written—(0.0)%
Anadarko Petroleum Corp., strike price $40, expires 5/18/09	(300)	$(25,500)
eBay, Inc., strike price $16, expires 5/18/09	(750)	(28,500)
iShares MSCI EAFE Index Fund, strike price $36, expires 6/22/09	(150)	(8,250)
iShares MSCI EAFE Index Fund, strike price $37, expires 5/18/09	(2,000)	(30,000)
iShares MSCI EAFE Index Fund, strike price $38, expires 5/18/09	(200)	(4,500)
SPDR Trust Series 1, strike price $75, expires 5/18/09	(30)	(570)
SPDR Trust Series 1, strike price $79, expires 5/18/09	(1,180)	(51,330)

Total Exchange-Traded Put Options Written		(148,650)

Over-the-Counter Call Options Written—(1.5)%
Adidas AG, strike price 28.65 EUR, expires 6/10/09, broker Citigroup Global Markets	(39,500)	(79,229)
AEM SpA, strike price 1.21 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(513,500)	(53,434)
Allianz SE, trike price 74.25 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(10,000)	(34,702)
Alstom SA, strike price 46.18 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(27,800)	(138,337)
ASM Pacific Technology, strike price 32.70 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(458,000)	(255,443)
Assicurazioni Generali SpA, strike price 14.72 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(18,200)	(39,585)
AstraZeneca Plc, strike price 23.91 GBP, expires 6/10/09, broker Citigroup Global Markets	(31,900)	(43,436)
AstraZeneca Plc, strike price 24.90 GBP, expires 6/10/09, broker Citigroup Global Markets	(21,338)	(17,763)
Banco Santander SA, strike price 6.80 EUR, expires 6/10/09, broker Citigroup Global Markets	(153,000)	(141,826)
Banco Santander SA, strike price 7 EUR, expires 6/17/09, broker UBS Securities LLC	(102,600)	(82,713)
Belgacom SA, strike price 22.71 EUR, expires 6/10/09, broker UBS Securities LLC	(42,400)	(23,631)
Bellway Plc, strike price 7.88 GBP, expires 6/10/09, broker UBS Securities LLC	(60,300)	(20,555)
BHP Billiton Ltd., strike price 35.57 AUD, expires 6/03/09, broker JPMorgan Chase Securities	(16,000)	(11,492)
BNP Paribas, strike price 39.22 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(21,300)	(103,560)
Bombardier,, Inc. - Class B, strike price 3.91 CAD, expires 6/18/09, broker Goldman Sachs & Co.	(302,300)	(106,095)
Campbell Soup Co., strike price $26.57, expires 6/19/09, broker UBS Securities LLC	(39,000)	(23,111)
Cannon, Inc., strike price 3,151.20 JPY, expires 6/03/09, broker Deutsche Bank	(39,200)	(46,672)
Catlin Group Ltd., strike price 3.52 GBP, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(201,100)	(76,532)
China Construction Bank Corp. - Class H, strike price 4.75 HKD, expires 7/14/09, broker JPMorgan Chase Securities	(680,000)	(20,382)
China Construction Bank Corp. - Class H, strike price 4.91 HKD, expires 6/03/09, broker Goldman Sachs & Co., Inc.	(2,720,000)	(44,745)
China Life Insurance Co. - Class H, strike price 28.48 HKD, expires 6/03/09, broker Goldman Sachs & Co., Inc.	(166,000)	(24,678)
China Mobile Ltd., strike price 71.76 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(78,500)	(16,065)
China Mobile Ltd., strike price 73.97 HKD, expires 7/14/09, broker JPMorgan Chase Securities	(52,500)	(15,451)
Cia Energetica de Minas Gerais - ADR, strike price $16.09, expires 6/9/09, broker Goldman Sachs & Co., Inc.	(130,100)	(53,055)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Cia Siderurgica Nacional SA - ADR, strike price $18.96, expires 6/9/09, broker Citigroup Global Markets	(39,300)	$(42,334)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 35.88 EUR, expires 6/10/09, broker Citigroup Global Markets	(30,400)	(186,549)
Corning, Inc., strike price $16, expires 6/01/09, broker Jefferies & Co., Inc.	(425)	(13,736)
De La Rue Plc, strike price 9.40 GBP, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(28,700)	(16,933)
De La Rue Plc, strike price 9.40 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(28,700)	(21,532)
De La Rue Plc, strike price 9.44 GBP, expires 6/23/09, broker UBS Securities LLC	(86,000)	(55,151)
Diamond Offshore Drilling, Inc., strike price $76.84, expires 5/29/09, broker Citigroup Global Markets	(14,000)	(20,058)
EnCana Corp., strike price $48.09, expires 5/29/09, broker Goldman Sachs & Co.	(34,800)	(32,566)
Esprit Holdings Ltd., strike price 39.55 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(78,600)	(88,046)
ExxonMobil Corp., strike price $71, expires 5/29/09, broker UBS Securities LLC	(23,400)	(14,365)
Fomento Economico Mexicano SAB de CV - ADR, strike price $29.58, expires 6/19/09, broker UBS Securities LLC	(70,000)	(90,426)
Fortum Oyj, strike price 13.66 EUR, expires 6/10/09, broker Citigroup Global Markets	(76,400)	(183,922)
Foster’s Group Ltd., strike price 5.12 AUD, expires 6/03/09, broker Morgan Stanley & Co., Inc.	(401,000)	(70,523)
FPL Group, Inc., strike price $52.10, expires 6/19/09, broker Citigroup Global Markets	(24,300)	(70,215)
Fred Olsen Energy ASA, strike price 192.17 NOK, expires 6/10/09, broker Goldman Sachs & Co.	(40,100)	(118,817)
Fresenius Medical Care AG & Co. KGaA, strike price 29.66 EUR, expires 6/10/09, broker Morgan Stanley & Co.	(43,700)	(56,912)
GlaxoSmithKline Plc, strike price 10.26 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(67,300)	(61,379)
Helmerich & Payne, Inc., strike price $33.16, expires 5/29/09, broker UBS Securities LLC	(35,000)	(40,355)
Herbalife Ltd., strike price $21.25, expires 8/21/09, broker Goldman Sachs & Co.	(65,000)	(119,444)
Hess Corp., strike price $61.17, expires 5/29/09, broker Citigroup Global Markets	(15,000)	(14,325)
Honda Motor Co. Ltd., strike price 2,850.75 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(40,400)	(95,022)
Hong Kong Exchanges and Clearing Ltd., strike price 91.13 HKD, expires 6/03/09, broker JPMorgan Chase	(64,900)	(44,946)
HSBC Holdings Plc, strike price 5.23 GBP, expires 5/15/09, broker Goldman Sachs & Co.	(82)	(11,913)
Hudson City Bancorp, strike price $13.30, expires 6/18/09, broker Goldman Sachs & Co.	(21,000)	(9,677)
Husky Energy, Inc., strike price 32 CAD, expires 7/18/09, broker National Bank Financial	(430)	(18,918)
Hutchison Whampoa Ltd., strike price 48.72 HKD, expires 7/14/09, broker Deutsche Bank	(223,000)	(39,586)
Imperial Tobacco Group Plc, strike price 15.25 GBP, expires 6/10/09, broker UBS Securities LLC	(83,000)	(97,176)
Imperial Tobacco Group Plc, strike price 15.87 GBP, expires 6/23/09, broker UBS Securities LLC	(55,300)	(49,307)
Industrial & Commercial Bank of China, strike price 4.64 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(2,605,000)	(63,231)
Industrial & Commercial Bank of China, strike price 4.90 HKD, expires 7/14/09, broker Deutsche Bank	(650,000)	(9,331)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	37

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Intesa Sanpaolo SpA, strike price 1.76 EUR, expires 6/23/09, broker Citigroup Global Markets	(206,000)	$(19,705)
ITOCHU Corp., strike price 576.80 JPY, expires 6/03/09, broker Deutsche Bank	(244,000)	(39,435)
K&S AG, strike price 46.16 EUR, expires 6/10/09, broker UBS Securities LLC	(32,000)	(93,781)
Konica Minolta Holdings, Inc., strike price 788.55 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(121,000)	(95,800)
Linde AG, strike price 60.40 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(26,500)	(93,852)
Medtronic, Inc., strike price $34, expires 6/01/09, broker Jefferies & Co., Inc.	(475)	(25,645)
Microsoft Corp., strike price $20.24, expires 6/9/09, broker UBS Securities LLC	(67,500)	(62,033)
Molson Coors Brewing Co. - Class B, strike price $37.50, expires 6/30/09, broker UBS Securities LLC	(325)	(77,201)
Motorola, Inc., strike price $5.78, expires 5/21/09, broker UBS Securities LLC	(84,600)	(15,465)
Nabors Industries Ltd., strike price $18.50, expires 6/25/09, broker UBS Securities LLC	(50,500)	(17,781)
Nestle SA, strike price 39.87 CHF, expires 6/10/09, broker Citigroup Global Markets	(79,200)	(24,445)
New World Development Ltd., strike price 9.61 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(881,000)	(118,424)
Nintendo Co. Ltd., strike price 27,913 JPY, expires 6/03/09, broker Deutsche Bank	(9,700)	(115,743)
Nordea Bank AB, strike price 55.65 SEK, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(110,200)	(89,383)
Novartis AG - ADR, strike price 43 CHF, expires 6/19/09, broker Goldman Sachs & Co.	(187)	(27,590)
Novartis AG, strike price 44 CHF, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(28,100)	(21,562)
Nucor Corp., strike price $46.20, expires 6/19/09, broker UBS Securities LLC	(31,500)	(37,926)
Occidental Petroleum Corp., strike price $63, expires 6/19/09, broker Goldman Sachs & Co.	(29,600)	(30,692)
OMV AG, strike price 26.45 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(22,000)	(22,848)
Orkla ASA, strike price 47.58 NOK, expires 6/10/09, broker UBS Securities LLC	(191,000)	(80,748)
Paramalat SpA, strike price 1.63 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(615,700)	(12,612)
Partner Communications - ADR, strike price $18.81, expires 7/17/09, broker UBS Securities LLC	(200,000)	(63,960)
Persimmon Plc, strike price 4.01 GBP, expires 6/10/09, broker UBS Securities LLC	(120,700)	(42,876)
Petro-Canada, strike price $33.94, expires 5/29/09, broker UBS Securities LLC	(38,500)	(24,501)
PPR, strike price 59.65 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(11,500)	(47,192)
QUALCOMM, Inc., strike price $42.50, expires 6/18/09, broker UBS Securities LLC	(350)	(72,072)
Qwest Communications International, Inc., strike price $3.90, expires 7/17/09, broker UBS Securities LLC	(515,000)	(221,038)
RenaissanceRe Holdings Ltd., strike price $50.50, expires 6/18/09, broker Goldman Sachs & Co.	(15,500)	(26,280)
Royal Bank of Canada, strike price 42 CAD, expires 5/16/09, broker TD Securities	(160)	(18,906)
Sanofi-Aventis SA, strike price 42.55 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(21,400)	(68,634)
Singapore Airlines Ltd., strike price 11.04 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(221,400)	(40,082)
Singapore Telecommunications Ltd., strike price 2.66 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(1,000,000)	(40,869)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Standard Chartered Plc, strike price 10.32 GBP, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(41,000)	$(53,714)
Sumitomo Corp., strike price 974.48 JPY, expires 6/03/09, broker Deutsche Bank	(159,400)	(21,742)
Syngenta AG, strike price 247.50 CHF, expires 6/10/09, broker UBS Securities LLC	(7,000)	(61,553)
T&D Holdings, Inc., strike price 3,454 JPY, expires 6/03/09, broker UBS Securities LLC	(9,800)	(14,600)
Technip SA, strike price 28.23 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(32,200)	(209,233)
ThyssenKrupp AG, strike price 17.49 EUR, expires 6/10/09, broker UBS Securities LLC	(29,000)	(29,867)
Total SA, strike price 37.01 EUR, expires 6/10/09, broker Citigroup Global Markets	(35,300)	(97,017)
Total SA, strike price 39 EUR, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(235)	(30,146)
Toyota Motor Corp., strike price 3,934.60 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(63,600)	(127,206)
Unibail-Rodamco - REIT, strike price 119.18 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(1,700)	(7,186)
Unilever Plc, strike price 13.34 GBP, expires 6/23/09, broker UBS Securities LLC	(102,000)	(64,792)
United Overseas Bank, strike price 11.13 SGD, expires 6/03/09, broker Deutsche Bank	(216,400)	(114,790)
Vivendi, strike price 19.92 EUR, expires 6/10/09, broker Citigroup Global Markets	(50,000)	(67,675)
Wartsila Oyj - B Shares, strike price 20.31 EUR, expires 6/10/09, broker UBS Securities LLC	(34,900)	(229,142)
Woodside Petroleum Ltd., strike price 40.17 AUD, expires 6/03/09, broker Citigroup Global Markets	(19,100)	(10,040)
Yara International ASA, strike price 157.50 NOK, expires 6/10/09, broker Goldman Sachs & Co.	(50,000)	(177,201)
Yara International ASA, strike price 186.01 NOK, expires 6/30/09, broker UBS Securities LLC	(29,000)	(38,916)
Zurich Financial Services AG, strike price 202.76 CHF, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(2,600)	(41,963)

Total Over-the-Counter Call Options Written		(6,415,051)

Over-the-Counter Put Options Written—(0.1)%
Nabors Industries Ltd., strike price $13, expires 6/25/09, broker UBS Securities LLC	(84,000)	(46,788)
Xstrata Plc, strike price 5.45 GBP, expires 6/19/09, broker UBS Securities LLC	(295,000)	(195,424)

Total Over-the-Counter Put Options Written		(242,212)

Total Options Written (Premiums Received $11,220,346)—(2.8)%		(11,769,846)

Total Investments Net of Outstanding Options Written—95.5%		398,210,795
Other Assets in Excess of Liabilities—4.5%		18,851,388

Net Assets—100.0%		$417,062,183

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$434,086,317

Gross unrealized appreciation	$13,785,014
Gross unrealized depreciation	(37,890,690)

Net unrealized depreciation	$(24,105,676)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Global Equity Income Trust (BFD)

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	24,786,437	$170,599

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	14,741,000	USD	1,902,089	UBS Securities LLC	5/05/09	$44
JPY	50,742,000	USD	514,216	Citigroup Global Markets	5/08/09	365
NOK	11,018,000	USD	1,682,070	Citigroup Global Markets	5/06/09	(4,277)
NOK	2,066,000	USD	313,707	Citigroup Global Markets	5/06/09	898
SEK	10,094,000	USD	1,256,067	Citigroup Global Markets	5/06/09	(1,278)
USD	1,676	CAD	2,000	Citigroup Global Markets	5/04/09	—
USD	105,272	CHF	120,000	Citigroup Global Markets	5/05/09	126
USD	88,809	EUR	67,000	Citigroup Global Markets	5/04/09	162
USD	222,755	GBP	151,000	Citigroup Global Markets	5/05/09	(626)
USD	708,634	SGD	1,061,000	Deutsche Bank Securities	5/04/09	(8,006)
USD	289,497	SGD	430,000	Citigroup Global Markets	5/05/09	(941)

Total						$(13,533)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$277,011,923	—	$(5,112,583)
Level 2	132,968,718	$1,595	(6,672,391)
Level 3	—	—	—

Total	$409,980,641	$1,595	$(11,784,974)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	39

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.0%
BHP Billiton Ltd. - ADR	6,700	$322,538
Foster’s Group Ltd.	332,400	1,270,971
Woodside Petroleum Ltd.	15,800	434,403

		2,027,912

Austria—0.2%
OMV AG	15,780	488,866

Belgium—0.5%
Belgacom SA	35,100	1,020,277

Bermuda—1.2%
Allied World Assurance Co. Holdings Ltd.	14,100	523,674
Invesco Ltd.	50,500	743,360
Nabors Industries Ltd. (a)	42,000	638,820
RenaissanceRe Holdings Ltd.	12,800	622,848

		2,528,702

Brazil—1.6%
Banco Bradesco SA - ADR	14,800	181,744
BM&FBOVESPA SA	81,644	335,684
Cia Energetica de Minas Gerais - ADR	78,134	1,175,917
Cia Siderurgica Nacional SA - ADR	32,500	601,900
Petroleo Brasileiro SA - ADR	28,500	956,745

		3,251,990

Canada—4.7%
Barrick Gold Corp.	92,400	2,688,840
Bombardier, Inc., Class B	250,000	791,921
Canadian Natural Resources Ltd.	26,300	1,212,693
EnCana Corp.	17,100	781,983
Husky Energy, Inc.	35,511	860,323
Petro-Canada	31,900	1,005,807
Potash Corp. of Saskatchewan, Inc.	8,000	691,920
Research In Motion Ltd. (a)	11,300	785,350
Royal Bank of Canada	11,700	414,741
Talisman Energy, Inc.	43,500	545,490

		9,779,068

Cayman Islands—0.5%
Herbalife Ltd.	54,700	1,084,154

China—1.7%
China Construction Bank Corp., Class H	2,250,100	1,299,024
China Life Insurance Co. Ltd., Class H	137,700	483,591
Industrial & Commercial Bank of China	2,155,600	1,226,282
PetroChina Co. Ltd. - ADR	7,400	643,134

		3,652,031

Finland—1.1%
Fortum Oyj	63,198	1,274,718
Wartsila Oyj, B Shares	28,900	952,837

		2,227,555

France—4.4%
Alstom SA	22,700	1,415,062
BNP Paribas	17,600	926,532
Compagnie Generale des Etablissements Michelin, Class B	25,000	1,279,710
PPR	9,000	689,518
Sanofi-Aventis SA	17,700	1,025,045
Technip SA	26,600	1,142,742
Total SA	29,200	1,461,045
Unibail-Rodamco - REIT	1,400	208,776
Vivendi	41,300	1,110,519

		9,258,949

Germany—3.4%
Adidas AG	32,700	1,235,483
Allianz SE	8,300	765,867
Fresenius Medical Care AG & Co. KGaA	36,200	1,404,785
K+S AG	25,900	1,558,063

Common Stocks	Shares	Value

Germany (concluded)
Linde AG	21,900	$1,746,477
ThyssenKrupp AG	23,800	509,171

		7,219,846

Hong Kong—2.9%
ASM Pacific Technology Ltd.	378,900	1,694,028
China Mobile Ltd.	65,200	563,017
CNOOC Ltd. - ADR	7,900	879,665
Esprit Holdings Ltd.	65,015	398,363
Hong Kong Exchanges & Clearing Ltd.	53,650	617,961
Hutchison Whampoa Ltd.	172,100	1,013,663
New World Development Ltd.	729,000	953,486

		6,120,183

India—0.6%
State Bank of India Ltd.	47,900	1,236,223

Israel—1.3%
Partner Communications - ADR (b)	166,300	2,702,375

Italy—1.1%
AEM SpA	424,746	698,151
Assicurazioni Generali SpA	15,100	307,222
Intesa Sanpaolo SpA	170,100	377,762
Parmalat SpA	509,300	1,011,532

		2,394,667

Japan—4.7%
Canon, Inc.	32,400	969,593
Honda Motor Co. Ltd.	33,400	978,851
ITOCHU Corp.	202,300	1,084,741
Konica Minolta Holdings, Inc.	100,000	826,055
Nintendo Co. Ltd.	8,000	2,150,889
NSK Ltd.	58,000	257,007
Sumitomo Corp.	131,800	1,147,257
T&D Holdings, Inc.	8,100	242,170
Toyota Motor Corp.	52,600	2,081,843

		9,738,406

Luxembourg—0.3%
ArcelorMittal	31,400	740,412

Mexico—0.7%
Fomento Economico Mexicano SAB de CV - ADR	54,800	1,551,388

Netherlands—0.1%
Corio NV - REIT	3,900	173,096

Norway—2.1%
Fred Olsen Energy ASA	33,200	1,046,611
Orkla ASA	158,000	1,131,139
Yara International ASA	79,450	2,129,314

		4,307,064

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR	21,700	995,379

Singapore—1.7%
Singapore Airlines Ltd.	110,000	791,130
Singapore Telecommunications Ltd.	827,520	1,421,911
United Overseas Bank Ltd.	179,296	1,381,958

		3,594,999

South Korea—0.9%
Samsung Electronics Co. Ltd.	2,700	1,246,744
Samsung Securities Co. Ltd. (a)	11,300	579,397

		1,826,141

Spain—0.6%
Banco Santander SA	126,900	1,220,644

Sweden—0.6%
Nordea Bank AB	132,400	984,837
Skanska AB, B Shares	30,000	323,581

		1,308,418

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland—2.7%
Alcon, Inc.	11,200	$1,030,512
Nestle SA	65,500	2,135,086
Novartis AG - ADR	22,500	852,975
Syngenta AG	5,800	1,238,245
Zurich Financial Services AG	2,100	390,244

		5,647,062

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	133,803	1,414,298

United Kingdom—5.1%
AstraZeneca Plc	26,400	924,408
Bellway Plc	49,900	525,713
Catlin Group Ltd.	166,320	860,692
De La Rue Plc	71,153	1,008,553
GlaxoSmithKline Plc	33,400	514,468
HSBC Holdings Plc	78,058	555,107
Imperial Tobacco Group Plc	68,700	1,567,477
Persimmon Plc	99,800	556,656
Rio Tinto Plc - ADR	1,180	192,281
Standard Chartered Plc	34,300	530,597
Unilever Plc	84,600	1,647,297
Vodafone Group Plc - ADR (b)	94,800	1,739,580

		10,622,829

United States—38.9%
3M Co.	21,700	1,249,920
Allstate Corp. (The)	10,600	247,298
Altera Corp.	72,000	1,174,320
Altria Group, Inc. (b)	130,300	2,127,799
Amgen, Inc. (a)(b)	48,300	2,341,101
Anadarko Petroleum Corp.	14,800	637,288
Analog Devices, Inc.	52,700	1,121,456
Aon Corp. (b)	40,100	1,692,220
Apple, Inc. (a)	9,000	1,132,470
Applied Materials, Inc.	38,700	472,527
Arch Coal, Inc.	32,900	459,613
AvalonBay Communities, Inc. - REIT (b)	7,433	422,269
Bank of America Corp.	65,700	586,701
Bank of New York Mellon Corp. (The)	27,400	698,152
Becton Dickinson & Co.	32,400	1,959,552
Boston Properties, Inc. - REIT	8,900	439,838
Bristol-Myers Squibb Co.	43,000	825,600
Broadcom Corp. (a)	60,000	1,391,400
Campbell Soup Co.	32,200	828,184
Charles Schwab Corp. (The)	58,500	1,081,080
Chesapeake Energy Corp.	50,600	997,326
Chevron Corp.	8,900	588,290
Cisco Systems, Inc. (a)	22,000	425,040
Colgate-Palmolive Co.	13,500	796,500
Comcast Corp., Class A	81,200	1,255,352
ConocoPhillips	8,000	328,000
Consol Energy, Inc.	39,900	1,248,072
Corning, Inc.	35,100	513,162
CVS Caremark Corp.	13,300	422,674
Diamond Offshore Drilling, Inc.	10,000	724,100
Eagle Bulk Shipping, Inc.	189,566	1,235,970
ExxonMobil Corp.	29,000	1,933,430
FPL Group, Inc.	12,200	656,238
Freeport-McMoRan Copper & Gold, Inc.	21,600	921,240
General Electric Co.	55,300	699,545
Genzyme Corp. (a)	19,800	1,055,934
Goldman Sachs Group, Inc. (The)	10,300	1,323,550
Google, Inc., Class A(a)(b)	3,700	1,465,089
Greenhill & Co., Inc.	7,300	565,969
H.J. Heinz Co.	28,000	963,760
Halliburton Co.	66,600	1,346,652

Common Stocks	Shares	Value

United States (concluded)
Helmerich & Payne, Inc.	28,900	$890,698
Hess Corp.	12,300	673,917
Hewlett-Packard Co.	21,000	755,580
Hudson City Bancorp, Inc.	17,400	218,544
Intel Corp.	90,300	1,424,934
IntercontinentalExchange, Inc. (a)	9,700	849,720
International Business Machines Corp.	13,900	1,434,619
J.M. Smucker Co. (The)	24,369	960,138
JPMorgan Chase & Co.	41,300	1,362,900
Kellogg Co.	28,100	1,183,291
Kohl’s Corp. (a)	22,100	1,002,235
Linear Technology Corp.	29,000	631,620
McDonald’s Corp.	22,500	1,199,025
Medco Health Solutions, Inc. (a)	28,000	1,219,400
Medtronic, Inc.	39,500	1,264,000
MetLife, Inc.	7,400	220,150
Microsoft Corp.	55,700	1,128,482
Molson Coors Brewing Co., Class B	27,000	1,032,750
Morgan Stanley	19,100	451,524
Motorola, Inc.	70,000	387,100
NASDAQ OMX Group, Inc. (The) (a)	29,500	567,285
Newmont Mining Corp.	33,000	1,327,920
Nucor Corp.	25,400	1,033,526
Occidental Petroleum Corp.	37,000	2,082,730
Pfizer, Inc.	159,700	2,133,592
Procter & Gamble Co. (The)	14,156	699,873
Qualcomm, Inc.	27,500	1,163,800
Qwest Communications International, Inc.	425,300	1,654,417
T. Rowe Price Group, Inc.	15,200	585,504
Target Corp.	32,700	1,349,202
Texas Instruments, Inc.	24,400	440,664
U.S. Bancorp	27,200	495,584
Ultra Petroleum Corp. (a)	31,800	1,361,040
Wal-Mart Stores, Inc.	24,300	1,224,720
Walt Disney Co. (The)	53,300	1,167,270
Weatherford International Ltd. (a)	106,000	1,762,780
Wells Fargo & Co.	36,900	738,369
Wyeth	33,900	1,437,360
Yum! Brands, Inc.	43,000	1,434,050

		81,304,994

Total Common Stocks—85.8%		179,437,928

Preferred Stocks

Brazil—0.3%
Usinas Siderurgicas de Minas Gerais SA, 1.21%	40,000	593,344

Exchange-Traded Funds

United States—5.3%
iShares MSCI EAFE Index Fund	125,800	5,273,536
iShares MSCI Emerging Markets Index Fund	20,000	573,000
SPDR Trust Series 1	58,900	5,156,695

Total Exchange-Traded Funds—5.3%		11,003,231

Total Long-Term Investments (Cost—$235,178,469)—91.4%		191,034,503

Short-Term Securities

Money Market Fund—4.8%
BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	10,090,076	10,090,076

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	41

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Principal Amount	Value

U.S. Government and Agency Sponsored Discount Notes—2.9%
Federal Home Loan Bank Discount Notes, 0.10%, 5/01/09 (a)(e)	$6,100,000	$6,100,000

Total Short-Term Securities (Cost—$16,190,076)—7.7%		16,190,076

Total Investments Before Outstanding Options Written (Cost—$251,368,545*)—99.1%		207,224,579

Options Written	Contracts

Exchange-Traded Call Options Written—(1.6)%
3M Co., strike price $60, expires 7/20/09	(110)	(23,100)
Alcon, Inc., strike price $95, expires 8/24/09	(67)	(33,500)
Allied World Assurance Co., strike price $40, expires 5/18/09	(112)	(4,480)
Allstate Corp., strike price $25, expires 5/18/09	(55)	(3,987)
Allstate Corp., strike price $27.50, expires 5/18/09	(8)	(160)
Altera Corp., strike price $19, expires 6/22/09	(220)	(3,300)
Altera Corp., strike price $20, expires 5/18/09	(185)	(925)
Amgen, Inc., strike price $50, expires 5/18/09	(25)	(1,912)
Amgen, Inc., strike price $50, expires 6/22/09	(50)	(9,400)
Amgen, Inc., strike price $57.50, expires 5/18/09	(50)	(225)
Amgen, Inc., strike price $57.50, expires 7/20/09	(165)	(13,035)
Anadarko Petroleum Corp., strike price $46, expires 6/22/09	(90)	(16,200)
Analog Devices, Inc., strike price $22.50, expires 5/18/09	(260)	(3,900)
Aon Corp., strike price $45, expires 7/20/09	(60)	(7,800)
Apple, Inc., strike price $125, expires 6/22/09	(90)	(68,175)
Applied Materials, Inc., strike price $13, expires 7/20/09	(230)	(17,825)
ArcelorMittal, strike price $27.50, expires 6/22/09	(80)	(9,400)
Arch Coal, Inc., strike price $17.50, expires 5/18/09	(180)	(1,800)
AvalonBay Communities, Inc. - REIT, strike price $60, expires 5/18/09	(25)	(5,125)
AvalonBay Communities, Inc. - REIT, strike price $65, expires 6/22/09	(20)	(5,600)
Banco Bradesco SA - ADR, strike price $12.50, expires 5/18/09	(59)	(2,802)
Banco Bradesco SA - ADR, strike price $12.50, expires 6/22/09	(30)	(3,150)
Bank of America Corp., strike price $10, expires 5/18/09	(625)	(30,625)
Bank of New York Mellon Corp., strike price $30, expires 6/22/09	(165)	(15,675)
Barrick Gold Corp., strike price $37.50, expires 5/18/09	(490)	(2,450)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(88)	(880)
Becton Dickinson & Co., strike price $75, expires 6/22/09	(105)	(1,575)
BHP Billiton Ltd. - ADR, strike price $50, expires 5/18/09	(17)	(1,955)
BHP Billiton Ltd. - ADR, strike price $50, expires 6/22/09	(11)	(2,997)
BHP Billiton Ltd. - ADR, strike price $55, expires 5/18/09	(12)	(180)
Boston Properties, Inc. - REIT, strike price $50, expires 7/20/09	(50)	(28,500)
Bristol-Myers Squibb Co., strike price $21, expires 6/22/09	(150)	(5,100)
Bristol-Myers Squibb Co., strike price $22.50, expires 6/22/09	(105)	(1,260)
Broadcom Corp., strike price $19, expires 5/18/09	(100)	(43,000)
Broadcom Corp., strike price $21, expires 5/18/09	(250)	(63,750)
Campbell Soup Co., strike price $27.50, expires 5/18/09	(322)	(3,220)
Canadian Natural Resources Ltd., strike price $45, expires 5/18/09	(145)	(39,513)
Canadian Natural Resources Ltd., strike price $48, expires 5/18/09	(10)	(1,275)
Canadian Natural Resources Ltd., strike price $55, expires 6/22/09	(108)	(8,370)
Charles Schwab Corp., strike price $17.50, expires 5/18/09	(60)	(7,200)
Charles Schwab Corp., strike price $19, expires 5/18/09	(125)	(5,625)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Charles Schwab Corp., strike price $19, expires 6/22/09	(165)	$(17,738)
Chesapeake Energy Corp., strike price $21, expires 6/22/09	(153)	(19,125)
Chesapeake Energy Corp., strike price $22.50, expires 5/18/09	(140)	(3,150)
Chesapeake Energy Corp., strike price $25, expires 5/18/09	(10)	(75)
Chevron Corp., strike price $75, expires 6/22/09	(89)	(3,560)
Cia Energetica de Minas Gerais - ADR, strike price $15, expires 6/22/09	(300)	(39,000)
Cisco Systems, Inc., strike price $18, expires 5/18/09	(15)	(2,362)
Cisco Systems, Inc., strike price $19, expires 6/22/09	(110)	(14,740)
CNOOC Ltd. - ADR, strike price $105, expires 6/22/09	(40)	(42,400)
CNOOC Ltd. - ADR, strike price $110, expires 5/18/09	(8)	(4,160)
Colgate-Palmolive Co., strike price $60, expires 5/18/09	(75)	(7,125)
Comcast Corp. - Class A, strike price $15, expires 5/18/09	(450)	(40,500)
Comcast Corp. - Class A, strike price $16, expires 5/18/09	(40)	(1,500)
ConocoPhillips, strike price $60, expires 5/18/09	(80)	(240)
Consol Energy, Inc., strike price $30, expires 6/22/09	(240)	(84,000)
Corning, Inc., strike price $16, expires 5/18/09	(200)	(3,500)
CVS Caremark Corp., strike price $30, expires 5/18/09	(25)	(5,625)
CVS Caremark Corp., strike price $31, expires 6/22/09	(55)	(12,100)
Diamond Offshore Drilling, Inc., strike price $73.13, expires 5/18/09	(100)	(22,250)
Eagle Bulk Shipping, Inc., strike price $10, expires 6/22/09	(190)	(2,850)
Eagle Bulk Shipping, Inc., strike price $7.50, expires 6/22/09	(460)	(28,750)
EnCana Corp., strike price $50, expires 6/22/09	(171)	(20,948)
Fomento Economico Mexicano SAB de CV - ADR, strike price $30, expires 7/20/09	(180)	(32,400)
FPL Group, Inc., strike price $50, expires 6/22/09	(95)	(43,700)
Freeport-McMoRan Copper & Gold, Inc., strike price $45, expires 5/18/09	(101)	(11,262)
Freeport-McMoRan Copper & Gold, Inc., strike price $50, expires 5/18/09	(115)	(2,875)
Genzyme Corp., strike price $57.50, expires 6/22/09	(120)	(16,500)
Goldman Sachs Group, Inc., strike price $125, expires 5/18/09	(32)	(20,800)
Goldman Sachs Group, Inc., strike price $125, expires 6/22/09	(22)	(23,375)
Goldman Sachs Group, Inc., strike price $140, expires 5/18/09	(11)	(968)
Goldman Sachs Group, Inc., strike price $145, expires 5/18/09	(12)	(474)
Google, Inc., strike price $380, expires 5/18/09	(3)	(6,225)
Google, Inc., strike price $380, expires 6/22/09	(10)	(28,450)
Google, Inc., strike price $400, expires 6/22/09	(9)	(15,300)
Greenhill & Co., strike price $80, expires 5/18/09	(73)	(17,338)
H.J. Heinz Co., strike price $35, expires 6/22/09	(280)	(35,000)
Halliburton Co., strike price $21, expires 6/22/09	(180)	(19,710)
Halliburton Co., strike price $22.50, expires 7/20/09	(145)	(13,123)
Helmerich & Payne, Inc., strike price $30, expires 5/18/09	(160)	(34,800)
Hess Corp., strike price $65, expires 5/18/09	(70)	(1,050)
Hewlett-Packard Co., strike price $35, expires 5/18/09	(15)	(2,437)
Hewlett-Packard Co., strike price $39, expires 6/22/09	(110)	(9,900)
Hudson City Bancorp, strike price $12.50, expires 5/18/09	(55)	(2,750)
Intel Corp., strike price $16, expires 6/22/09	(450)	(34,200)
IntercontinentalExchange, Inc., strike price $85, expires 5/18/09	(50)	(29,500)
IntercontinentalExchange, Inc., strike price $90, expires 6/22/09	(20)	(12,800)
International Business Machines Corp., strike price $105, expires 6/22/09	(139)	(50,040)
Invesco Ltd., strike price $17.50, expires 5/18/09	(25)	(437)
Invesco Ltd., strike price $17.50, expires 7/20/09	(270)	(23,625)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
iShares MSCI EAFE Index Fund, strike price $41, expires 5/18/09	(1,258)	$(217,005)
iShares MSCI Emerging Markets Index Fund, strike price $27, expires 5/18/09	(200)	(41,900)
J.M. Smuckers Co., strike price $40, expires 5/18/09	(135)	(7,087)
JPMorgan Chase & Co., strike price $32, expires 5/18/09	(135)	(32,198)
JPMorgan Chase & Co., strike price $34, expires 6/22/09	(115)	(31,453)
Kellogg Co., strike price $40, expires 5/18/09	(281)	(64,630)
Kohl’s Corp., strike price $46, expires 6/22/09	(130)	(34,775)
Linear Technology Corp., strike price $24, expires 6/22/09	(210)	(6,825)
Linear Technology Corp., strike price $25, expires 5/18/09	(80)	(400)
McDonald’s Corp., strike price $57.50, expires 5/18/09	(40)	(500)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(110)	(6,325)
McDonald’s Corp., strike price $60, expires 6/22/09	(75)	(1,687)
Medco Health Solutions, Inc., strike price $45, expires 5/18/09	(168)	(10,920)
Medtronic, Inc., strike price $32.50, expires 5/18/09	(200)	(13,000)
Molson Coors Brewing Co. - Class B, strike price $35, expires 5/18/09	(150)	(54,750)
Morgan Stanley, strike price $26, expires 5/18/09	(5)	(225)
Morgan Stanley, strike price $27, expires 6/22/09	(110)	(11,825)
Motorola, Inc., strike price $5, expires 5/18/09	(400)	(24,400)
NASDAQ OMX Group, Inc. (The), strike price $20, expires 6/22/09	(170)	(25,075)
Newmont Mining Corp., strike price $45, expires 6/22/09	(70)	(7,595)
Novartis AG - ADR, strike price $40, expires 5/18/09	(120)	(2,400)
Nucor Corp., strike price $47, expires 6/22/09	(150)	(15,000)
Occidental Petroleum Corp., strike price $60, expires 5/18/09	(170)	(9,350)
Partner Communications - ADR, strike price $17.50, expires 5/18/09	(500)	(15,000)
Petro-Canada, strike price $30, expires 6/22/09	(190)	(61,750)
Petro-Canada, strike price $35, expires 5/18/09	(129)	(3,870)
PetroChina Co. Ltd. - ADR, strike price $90, expires 5/18/09	(40)	(7,200)
Petroleo Brasileiro SA - ADR, strike price $34, expires 6/22/09	(145)	(34,800)
Petroleo Brasileiro SA - ADR, strike price $35, expires 5/18/09	(140)	(11,550)
Pfizer, Inc., strike price $14, expires 6/22/09	(642)	(22,791)
Pfizer, Inc., strike price $15, expires 5/18/09	(475)	(950)
Pfizer, Inc., strike price $15, expires 6/22/09	(480)	(6,240)
Philippine Long Distance Telephone Co. - ADR, strike price $45, expires 5/18/09	(125)	(21,250)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(33)	(8,662)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 5/18/09	(15)	(1,425)
Procter & Gamble Co. (The), strike price $50, expires 5/18/09	(20)	(1,900)
Procter & Gamble Co. (The), strike price $55, expires 7/20/09	(80)	(5,200)
QUALCOMM, Inc., strike price $42, expires 6/22/09	(165)	(39,848)
Research In Motion Ltd., strike price $50, expires 5/18/09	(60)	(116,850)
Rio Tinto Plc - ADR, strike price $130, expires 5/18/09	(5)	(17,025)
Rio Tinto Plc - ADR, strike price $150, expires 6/22/09	(2)	(4,800)
SPDR Trust Series 1, strike price $85, expires 5/18/09	(289)	(104,763)
SPDR Trust Series 1, strike price $87, expires 5/18/09	(300)	(71,850)
T. Rowe Price Group, Inc., strike price $30, expires 5/18/09	(85)	(73,100)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 5/18/09	(105)	(7,875)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 6/22/09	(700)	(70,000)
Talisman Energy, Inc., strike price $12.50, expires 5/18/09	(260)	(13,650)
Target Corp., strike price $42.50, expires 7/20/09	(45)	(13,568)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Ultra Petroleum Corp., strike price $45, expires 6/22/09	(160)	$(34,000)
US Bancorp, strike price $17.50, expires 5/18/09	(272)	(46,920)
Vodafone Group Plc - ADR, strike price $20, expires 5/18/09	(220)	(2,200)
Wal-Mart Stores, Inc., strike price $55, expires 6/22/09	(80)	(4,440)
Walt Disney Co. (The), strike price $20, expires 5/18/09	(100)	(22,000)
Walt Disney Co. (The), strike price $21, expires 5/18/09	(19)	(2,755)
Walt Disney Co. (The), strike price $21, expires 6/22/09	(200)	(40,000)
Weatherford International Ltd., strike price $12.50, expires 5/18/09	(450)	(184,500)
Weatherford International Ltd., strike price $16, expires 6/22/09	(180)	(34,200)
Wells Fargo & Co., strike price $18, expires 5/18/09	(300)	(90,000)
Wells Fargo & Co., strike price $22.50, expires 5/18/09	(28)	(2,030)
Yum! Brands, Inc., strike price $30, expires 5/18/09	(190)	(68,400)
Yum! Brands, Inc., strike price $33, expires 7/20/09	(65)	(17,550)

Total Exchange-Traded Call Options Written		(3,267,925)

Exchange-Traded Put Options Written—(0.0)%
Anadarko Petroleum Corp., strike price $40, expires 5/18/09	(150)	(12,750)
eBay, Inc., strike price $16, expires 5/18/09	(375)	(14,250)
iShares MSCI EAFE Index Fund, strike price $36, expires 6/22/09	(125)	(6,875)
iShares MSCI EAFE Index Fund, strike price $37, expires 5/18/09	(1,000)	(15,000)
iShares MSCI EAFE Index Fund, strike price $38, expires 5/18/09	(100)	(2,250)
SPDR Trust Series 1, strike price $75, expires 5/18/09	(15)	(285)
SPDR Trust Series 1, strike price $79, expires 5/18/09	(590)	(25,665)

Total Exchange-Traded Put Options Written		(77,075)

Over-the-Counter Call Options Written—(1.7)%
Adidas AG, strike price 26.80 EUR, expires 6/10/09, broker UBS Securities LLC	(1,700)	(5,905)
Adidas AG, strike price 27 EUR, expires 5/27/09, broker Credit Suisse	(18,000)	(56,113)
AEM SpA, strike price 1.21 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(127,500)	(13,267)
Aem SpA, strike price 1.21 EUR, expires 6/10/09, broker UBS Securities LLC	(127,500)	(13,010)
Allianz SE, strike price 65.20 EUR, expires 5/27/09, broker UBS Securities LLC	(5,000)	(42,843)
Alstom SA, strike price 41.92 EUR, expires 6/10/09, broker Citigroup Global Markets	(6,800)	(57,679)
Alstom SA, strike price 48.63 EUR, expires 6/23/09, broker Citigroup Global Markets	(6,800)	(26,078)
Altria Group, Inc., strike price $16.39, expires 5/15/09, broker UBS Securities LLC	(26,000)	(7,946)
Altria Group, Inc., strike price $17.24, expires 6/25/09, broker Citigroup Global Markets	(52,000)	(13,593)
Analog Devices, Inc., strike price $21.54, expires 6/9/09, broker Credit Suisse	(5,500)	(4,234)
Aon Corp., strike price $42.50, expires 5/22/09, broker Barclays Capital, Inc.	(80)	(11,249)
Aon Corp., strike price $43, expires 6/25/09, broker Barclays Capital, Inc.	(160)	(27,544)
ArcelorMittal, strike price $25, expires 5/22/09, broker Jefferies & Co., Inc.	(100)	(18,968)
ASM Pacific Technology, strike price 24.31 HKD, expires 5/20/09, broker JPMorgan Chase Securities	(69,000)	(92,071)
ASM Pacific Technology, strike price 32.91 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(158,000)	(84,500)
Assicurazioni Generali SpA, strike price 13.25 EUR, expires 6/10/09, broker Citigroup Global Markets	(4,500)	(16,001)
Assicurazioni Generali SpA, strike price 15 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(45)	(4,702)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	43

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
AstraZeneca Plc, strike price 24.90 GBP, expires 6/10/09, broker Citigroup Global Markets	(10,600)	$(8,824)
AstraZeneca Plc, strike price 25.50 GBP, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(15,800)	(7,255)
Banco Santander SA, strike price 5.79 EUR, expires 6/10/09, broker UBS Securities LLC	(26,200)	(53,877)
Banco Santander SA, strike price 6.75 EUR, expires 7/7/09, broker Goldman Sachs & Co.	(22,000)	(24,288)
Banco Santander SA, strike price 6.80 EUR, expires 6/10/09, broker Citigroup Global Markets	(5,500)	(5,098)
Banco Santander SA, strike price 6.97 EUR, expires 5/27/09, broker UBS Securities LLC	(22,000)	(15,264)
Banco Santander SA, strike price 7 EUR, expires 6/17/09, broker UBS Securities LLC	(51,200)	(41,276)
Belgacom SA, strike price 25.12 EUR, expires 5/27/09, broker Citigroup Global Markets	(10,000)	(1,013)
Belgacom SA, strike price 25.12 EUR, expires 6/10/09, broker Citigroup Global Markets	(11,000)	(602)
Bellway Plc, strike price 7.21 GBP, expires 5/27/09, broker UBS Securities LLC	(30,000)	(16,203)
BNP Paribas, strike price 39.38 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(10,000)	(45,320)
Bombardier, Inc. - Class B, strike price 3.50 CAD, expires 5/16/09, broker National Bank Financial	(700)	(18,185)
Cannon, Inc., strike price 3,074.50 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(11,000)	(16,034)
Cannon, Inc., strike price 3,233.14 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(8,400)	(8,071)
Catlin Group Ltd., strike price 3.41 GBP, expires 5/7/09, broker UBS Securities LLC	(42,500)	(9,661)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/6/09, broker Goldman Sachs & Co.	(21,753)	(1,163)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/27/09, broker Goldman Sachs & Co.	(21,753)	(4,223)
China Construction Bank Corp. - Class H, strike price 4.16 HKD, expires 5/20/09, broker Credit Suisse	(563,000)	(29,133)
China Construction Bank Corp. - Class H, strike price 4.91 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(787,000)	(12,551)
China Construction Bank Corp. - Class H, strike price 4.93 HKD, expires 6/10/09, broker Credit Suisse	(337,000)	(6,343)
China Life Insurance Co. - Class H, strike price 24.45 HKD, expires 5/12/09, broker Credit Suisse	(41,500)	(15,569)
China Life Insurance Co. - Class H, strike price 28.55 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(42,000)	(6,105)
China Mobile Ltd., strike price 73.50 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(29,200)	(4,412)
China Mobile Ltd., strike price 75.91 HKD, expires 5/20/09, broker Credit Suisse	(36,000)	(1,465)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 6/22/09, broker Goldman Sachs & Co.	(17,000)	(8,614)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 7/01/09, broker Goldman Sachs & Co.	(17,000)	(15,329)
Cia Siderurgica Nacional SA - ADR, strike price $15, expires 5/7/09, broker Barclays Capital, Inc.	(200)	(70,400)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 36 EUR, expires 5/15/09, broker	(45)	(21,554)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 37.14 EUR, expires 7/7/09, broker	(7,000)	(44,411)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 37.50 EUR, expires 5/15/09, broker	(3,500)	$(11,885)
Corio NV - REIT, strike price 31.75 EUR, expires 6/10/09, broker UBS Securities LLC	(2,300)	(8,014)
De La Rue Plc, strike price 9.44 GBP, expires 6/23/09, broker UBS Securities LLC	(71,100)	(45,596)
Eagle Bulk Shipping, Inc., strike price $8.50, expires 5/12/09, broker Jefferies & Co., Inc.	(190)	(701)
Eagles Bulk Shipping, Inc., strike price $9, expires 6/25/09, broker UBS Securities LLC	(30,000)	(6,228)
Esprit Holdings Ltd., strike price 46.66 HKD, expires 5/20/09, broker Credit Suisse	(22,000)	(9,381)
Esprit Holdings Ltd., strike price 52.39 HKD, expires 7/14/09, broker JPMorgan Chase Securities	(17,000)	(5,380)
ExxonMobil Corp., strike price $71, expires 5/29/09, broker UBS Securities LLC	(29,000)	(17,803)
Fomento Economico Mexicano SAB de CV - ADR, strike price $27.50, expires 5/21/09, broker Barclays Capital, Inc.	(85)	(12,889)
Fomento Economico Mexicano SAB de CV - ADR, strike price $29.58, expires 6/19/09, broker UBS Securities LLC	(6,300)	(8,138)
Fortum Oyj, strike price 14.27 EUR, expires 6/10/09, broker Citigroup Global Markets	(14,900)	(27,580)
Fortum Oyj, strike price 14.88 EUR, expires 6/17/09, broker UBS Securities LLC	(23,000)	(33,304)
Foster’s Group Ltd., strike price 5.22 AUD, expires 6/03/09, broker Citigroup Global Markets	(99,700)	(13,830)
Fred Olsen Energy ASA, strike price 198.42 NOK, expires 6/10/09, broker Goldman Sachs & Co.	(8,400)	(20,010)
Fred Olsen Energy ASA, strike price 204.01 NOK, expires 7/7/09, broker UBS Securities LLC	(11,500)	(26,960)
Fresenius Medical Care AG & Co. KGaA, strike price 29.66 EUR, expires 6/10/09, broker Morgan Stanley & Co.	(18,000)	(23,442)
Fresenius Medical Care AG & Co. KGaA, strike price 30.57 EUR, expires 6/30/09, broker Deutsche Bank	(3,700)	(4,510)
General Electric Co., strike price $13.17, expires 7/10/09, broker UBS Securities LLC	(33,500)	(31,212)
GlaxoSmithKline Plc, strike price 10.26 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(33,400)	(30,462)
Halliburton Co., strike price $20, expires 5/6/09, broker Jefferies & Co., Inc.	(75)	(4,306)
Herbalife Ltd., strike price $21.25, expires 8/21/09, broker Goldman Sachs & Co.	(32,000)	(58,803)
Honda Motor Co. Ltd., strike price 3,083.91 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(20,000)	(27,727)
Hong Kong Exchanges and Clearing Ltd., strike price 67.64 HKD, expires 5/20/09, broker JPMorgan Chase Securities	(29,000)	(81,036)
Hong Kong Exchanges and Clearing Ltd., strike price 87.94 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(3,200)	(2,820)
HSBC Holdings Plc, strike price 4.53 GBP, expires 6/10/09, broker Citigroup Global Markets	(33,100)	(24,516)
HSBC Holdings Plc, strike price 5.23 GBP, expires 5/15/09, broker Goldman Sachs & Co.	(12)	(1,743)
Hudson City Bancorp, strike price $12.25, expires 6/18/09, broker Goldman Sachs & Co.	(5,000)	(4,238)
Husky Energy, Inc., strike price 31.21 CAD, expires 6/19/09, broker Citigroup Global Markets	(20,000)	(17,583)
Husky Energy, Inc., strike price 32 CAD, expires 7/18/09, broker National Bank Financial	(10)	(440)
Hutchison Whampoa Ltd., strike price 48.72 HKD, expires 7/14/09, broker Deutsche Bank	(112,000)	(19,882)

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Imperial Tobacco Group Plc, strike price 16.09 GBP, expires 6/10/09, broker UBS Securities LLC	(31,700)	$(20,281)
Imperial Tobacco Group Plc, strike price 17.50 GBP, expires 5/27/09, broker UBS Securities LLC	(37,000)	(2,436)
Industrial & Commercial Bank of China, strike price 3.83 HKD, expires 6/03/09, broker Credit Suisse	(800,000)	(66,205)
Industrial & Commercial Bank of China, strike price 4.42 HKD, expires 6/10/09, broker JPMorgan Chase Securities	(800,000)	(30,695)
Intel Corp., strike price $15.50, expires 5/12/09, broker Jefferies & Co., Inc.	(90)	(6,680)
Intesa Sanpaolo SpA, strike price 1.76 EUR, expires 6/23/09, broker Citigroup Global Markets	(51,000)	(4,879)
ITOCHU Corp., strike price 477.22 JPY, expires 5/20/09, broker Credit Suisse	(63,000)	(37,149)
ITOCHU Corp., strike price 554.27 JPY, expires 6/03/09, broker Deutsche Bank	(58,000)	(13,453)
K&S AG, strike price 36.57 EUR, expires 5/15/09, broker UBS Securities LLC	(7,000)	(80,091)
K&S AG, strike price 37.62 EUR, expires 5/27/09, broker Goldman Sachs & Co.	(9,000)	(90,557)
Konica Minolta Holdings, Inc., strike price 1,039.72 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(30,000)	(3,116)
Konica Minolta Holdings, Inc., strike price 880.74 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(30,000)	(12,125)
Linde AG, strike price 57.83 EUR, expires 7/7/09, broker UBS Securities LLC	(13,100)	(83,927)
Medtronic, Inc., strike price $34, expires 6/01/09, broker Jefferies & Co., Inc.	(35)	(1,890)
MetLife, Inc., strike price $30, expires 6/01/09, broker Jefferies & Co., Inc.	(40)	(10,251)
Microsoft Corp., strike price $18.93, expires 5/15/09, broker Goldman Sachs & Co.	(22,000)	(31,647)
Microsoft Corp., strike price $20, expires 6/10/09, broker UBS Securities LLC	(11,000)	(11,126)
Nabors Industries Ltd., strike price $18.50, expires 6/25/09, broker UBS Securities LLC	(25,000)	(8,802)
Nestle SA, strike price 39.87 CHF, expires 6/10/09, broker Citigroup Global Markets	(39,000)	(12,037)
New World Development Ltd., strike price 7.58 HKD, expires 5/20/09, broker Goldman Sachs & Co.	(240,000)	(79,095)
New World Development Ltd., strike price 9.47 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(197,500)	(28,718)
Newmont Mining Corp., strike price $50, expires 5/13/09, broker Credit Suisse	(7,500)	(31)
Nintendo Co. Ltd., strike price 30,228.65 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(800)	(4,661)
Nintendo Co. Ltd., strike price 30,490.90 JPY, expires 5/20/09, broker Credit Suisse	(4,000)	(10,550)
Nordea Bank AB, strike price 46.46 SEK, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(54,700)	(95,070)
Novartis AG - ADR, strike price 43 CHF, expires 6/19/09, broker Goldman Sachs & Co.	(105)	(15,492)
Occidental Petroleum Corp., strike price $63, expires 6/19/09, broker Goldman Sachs & Co.	(20,000)	(20,738)
OMV AG, strike price 26.45 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(9,500)	(9,866)
Orkla ASA, strike price 47.58 NOK, expires 6/10/09, broker UBS Securities LLC	(87,000)	(36,781)
Orkla ASA, strike price 50 NOK, expires 6/23/09, broker UBS Securities LLC	(8,000)	(2,726)
Paramalat SpA, strike price 1.50 EUR, expires 5/7/09, broker UBS Securities LLC	(147,000)	(4,137)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Paramalat SpA, strike price 1.58, expires 6/10/09, broker UBS Securities LLC	(158,600)	$(4,537)
Partner Communications - ADR, strike price $18.81, expires 7/17/09, broker UBS Securities LLC	(50,000)	(15,990)
Persimmon Plc, strike price 3.60 GBP, expires 5/27/09, broker JPMorgan Chase Securities	(60,000)	(33,809)
PPR, strike price 59.77 EUR, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(2,800)	(15,514)
PPR, strike price 60 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(26)	(3,060)
Qwest Communications International, Inc., strike price $3.58, expires 5/12/09, broker Goldman Sachs & Co.	(234,000)	(111,407)
RenaissanceRe Holdings Ltd., strike price $53.50, expires 5/21/09, broker Barclays Capital, Inc.	(70)	(2,943)
Royal Bank of Canada, strike price 44 CAD, expires 6/20/09, broker National Bank Financial	(70)	(9,092)
Samsung Electronics Co. Ltd., strike price 524,038.92 KRW, expires 5/20/09, broker Goldman Sachs & Co.	(1,500)	(82,548)
Samsung Electronics Co. Ltd., strike price 614,250 KRW, expires 5/20/09, broker Credit Suisse	(500)	(5,207)
Samsung Securities Co. Ltd., strike price 65,645.95 KRW, expires 6/03/09, broker Goldman Sachs & Co.	(6,800)	(19,270)
Sanofi-Aventis SA, strike price 43.55 EUR, expires 6/23/09, broker Morgan Stanley & Co., Inc.	(10,600)	(29,577)
Singapore Airlines Ltd., strike price 10.32 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(55,000)	(21,796)
Singapore Airlines Ltd., strike price 10.93 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(55,000)	(11,245)
Singapore Telecommunications Ltd., strike price 2.54 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(60,000)	(4,252)
Singapore Telecommunications Ltd., strike price 2.63 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(436,000)	(19,530)
Standard Chartered Plc, strike price 10.70 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(8,000)	(13,545)
Standard Chartered Plc, strike price 9.32 GBP, expires 6/02/09, broker Deutsche Bank	(12,600)	(32,284)
Sumitomo Corp., strike price 856.90 JPY, expires 5/12/09, broker Deutsche Bank	(36,300)	(11,368)
Sumitomo Corp., strike price 986.35 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(42,800)	(5,120)
Syngenta AG, strike price 250.36 CHF, expires 7/7/09, broker Deutsche Bank	(3,500)	(38,822)
T&D Holdings, Inc., strike price 2,570.25 JPY, expires 5/12/09, broker Deutsche Bank	(2,450)	(10,657)
T&D Holdings, Inc., strike price 2,926.44 JPY, expires 6/03/09, broker UBS Securities LLC	(2,400)	(7,865)
Target Corp., strike price $43.50, expires 6/16/09, broker UBS Securities LLC	(150)	(28,935)
Technip SA, strike price 29.24 EUR, expires 5/7/09, broker UBS Securities LLC	(16,000)	(71,168)
Texas Instruments, Inc., strike price $18, expires 5/22/09, broker Jefferies & Co., Inc.	(145)	(11,005)
ThyssenKrupp AG, strike price 15.06 EUR, expires 5/7/09, broker Deutsche Bank	(14,300)	(24,590)
Total SA, strike price 37.59 EUR, expires 5/27/09, broker Citigroup Global Markets	(19,000)	(37,723)
Total SA, strike price 40 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(10,200)	(12,540)
Toyota Motor Corp., strike price 3,827 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(31,500)	(79,844)
Ultra Petroleum Corp., strike price $42.50, expires 6/18/09, broker Morgan Stanley & Co., Inc.	(3,000)	(8,906)
Unibail-Rodamco SA - REIT, strike price 111.16 EUR, expires 6/10/09, broker UBS Securities LLC	(800)	(6,905)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	45

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Unilever Plc, strike price 13.26 GBP, expires 6/10/09, broker UBS Securities LLC	(27,800)	$(15,645)
Unilever Plc, strike price 13.34 GBP, expires 6/23/09, broker UBS Securities LLC	(23,000)	(14,610)
United Overseas Bank, strike price 11.32 SGD, expires 6/03/09, broker Credit Suisse	(87,000)	(40,593)
United Overseas Bank, strike price 11.59 SGD, expires 6/03/09, broker Credit Suisse	(20,000)	(7,754)
Usinas Siderurgicas de Minas Gerais SA, strike price $35.41, expires 6/17/09, broker Goldman Sachs & Co.	(24,000)	(15,838)
Vivendi, strike price 20.79 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(12,400)	(5,577)
Wal-Mart Stores, Inc., strike price $53.25, expires 5/15/09, broker Goldman Sachs & Co.	(6,500)	(2,035)
Wartsila Oyj - B Shares, strike price 24.72 EUR, expires 6/30/09, broker UBS Securities LLC	(17,300)	(60,899)
Woodside Petroleum Ltd., strike price 38.51 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(9,500)	(6,162)
Yara International ASA, strike price 167.42 NOK, expires 5/27/09, broker Deutsche Bank	(22,000)	(44,794)
Yara International ASA, strike price 186.01 NOK, expires 6/30/09, broker UBS Securities LLC	(17,000)	(22,813)
Zurich Financial Services AG, strike price 195.31 CHF, expires 6/10/09, broker Citigroup Global Markets	(600)	(12,204)
Zurich Financial Services AG, strike price 207.23 CHF, expires 7/7/09, broker Citigroup Global Markets	(660)	(10,763)

Total Over-the-Counter Call Options Written—(1.7)%		(3,474,318)

Over-the-Counter Put Options Written—(0.1)%
Nabors Industries Ltd., strike price $13, expires 6/25/09, broker UBS Securities LLC	(42,000)	(23,394)
OMV AG, strike price 24.92 EUR, expires 5/14/09, broker Goldman Sachs & Co.	(25,000)	(69,017)
Usinas Siderurgicas de Minas Gerais SA, strike price $33.35, expires 5/19/09, broker Goldman Sachs & Co.	(40,000)	(42,204)
Woodside Petroleum Ltd., strike price 35.52 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(15,800)	(2,629)
Xstrata Plc, strike price 5.45 GBP, expires 6/19/09, broker UBS Securities LLC	(145,000)	(96,056)

Total Over-the-Counter Put Options Written		(233,300)

Total Options Written (Premiums Received $5,516,772)—(3.4)%		(7,052,618)

Total Investments Net of Outstanding Options Written—95.7%		200,171,961
Other Assets in Excess of Liabilities—4.3%		9,060,197

Net Assets—100.0%		$209,232,158

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$252,339,280

Gross unrealized appreciation	$6,609,493
Gross unrealized depreciation	(51,724,194)

Net unrealized depreciation	$(45,114,701)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	10,090,076	$66,759
BlackRock Liquidity Series, LLC Money Market Series	(1,130,500)	$18,974

(e)	Rate shown is the yield to maturity as of the date of purchase.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	7,397,000	USD	954,464	UBS Securities LLC	5/05/09	$22
JPY	25,591,000	USD	259,338	Citigroup Global Markets	5/08/09	184
NOK	1,199,000	USD	182,059	Citigroup Global Markets	5/06/09	521
NOK	5,416,000	USD	826,837	Citigroup Global Markets	5/06/09	(2,103)
SEK	5,126,000	USD	637,864	Citigroup Global Markets	5/06/09	(649)
USD	46,561	CHF	53,000	Citigroup Global Markets	5/04/09	122
USD	36,845	CHF	42,000	Citigroup Global Markets	5/05/09	44
USD	43,742	EUR	33,000	Citigroup Global Markets	5/04/09	80
USD	2,648	EUR	2,000	Citigroup Global Markets	5/04/09	1
USD	109,165	GBP	74,000	Citigroup Global Markets	5/05/09	(307)
USD	351,311	SGD	526,000	Deutsche Bank Securities	5/04/09	(3,969)
USD	144,748	SGD	215,000	Citigroup Global Markets	5/05/09	(470)

Total						$(6,524)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$134,748,014	—	$(3,345,000)
Level 2	72,476,565	$974	(3,715,116)
Level 3	—	—	—

Total	$207,224,579	$974	$(7,060,116)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology—12.9%
3SBio, Inc. - ADR (a)	22,500	$159,300
Alexion Pharmaceuticals, Inc. (a)	92,000	3,074,640
Amgen, Inc. (a)	181,100	8,777,917
ARYx Therapeutics, Inc. (a)	20,300	77,140
Biogen Idec, Inc. (a)	5,300	256,202
Celera Corp. (a)	193,300	1,563,797
Dendreon Corp. (a)	73,200	1,551,840
Genzyme Corp. (a)	23,430	1,249,522
Immunogen, Inc. (a)	16,200	112,590
Incyte Corp. Ltd. (a)	35,700	84,252
Millipore Corp. (a)	33,800	1,997,580
Nanosphere, Inc. (a)	14,000	49,000
Vertex Pharmaceuticals, Inc. (a)	86,590	2,668,704

		21,622,484

Commercial Services—1.1%
McKesson Corp.	47,410	1,754,170

Electronics—2.7%
Agilent Technologies, Inc. (a)	35,600	650,056
Mettler-Toledo International, Inc. (a)	28,500	1,756,455
PerkinElmer, Inc.	76,400	1,113,148
Thermo Fisher Scientific, Inc. (a)	27,800	975,224

		4,494,883

Healthcare Products—33.0%
Alcon, Inc.	45,700	4,204,857
Baxter International, Inc.	50,550	2,451,675
Beckman Coulter, Inc.	32,380	1,701,893
Becton Dickinson & Co.	63,800	3,858,624
Boston Scientific Corp. (a)	453,700	3,815,617
Cie Generale d’Optique Essilor International SA	53,800	2,317,934
Cooper Cos., Inc. (The)	64,000	1,840,000
Covidien Ltd.	96,260	3,174,655
DENTSPLY International, Inc.	30,100	861,462
DiaSorin SpA	43,500	964,780
Gen-Probe, Inc. (a)	70,700	3,404,912
Hill-Rom Holdings, Inc.	40,100	520,498
Immucor, Inc. (a)	24,500	399,105
Intuitive Surgical, Inc. (a)	14,100	2,026,593
Johnson & Johnson	109,770	5,747,557
Medtronic, Inc.	165,490	5,295,680
Patterson Cos., Inc. (a)	20,900	427,614
QIAGEN NV (a)	147,200	2,425,856
ResMed, Inc. (a)	139,300	959,506
Sonova Holding AG	26,200	1,702,269
St. Jude Medical, Inc. (a)	23,700	794,424
Tecan Group AG	24,300	771,843
West Pharmaceutical Services, Inc.	7,700	251,405
William Demant Holding (a)	45,200	2,137,675
Zimmer Holdings, Inc. (a)	68,000	2,991,320

		55,047,754

Healthcare Services—9.0%
AMERIGROUP Corp. (a)	37,900	1,132,073
Centene Corp. (a)	25,400	466,598
Coventry Health Care, Inc. (a)	81,700	1,299,847
DaVita, Inc. (a)	77,580	3,597,384
Fresenius Medical Care AG & Co. KGaA	24,200	939,111
Mednax, Inc. (a)	50,200	1,802,180
UnitedHealth Group, Inc.	49,000	1,152,480
WellPoint, Inc. (a)	108,900	4,656,564

		15,046,237

Common Stocks	Shares	Value

Pharmaceuticals—31.8%
Abbott Laboratories	88,940	$3,722,139
Allergan Inc	58,000	2,706,280
AmerisourceBergen Corp.	18,990	638,824
AstraZeneca Plc	12,700	444,696
Auxilium Pharmaceuticals, Inc. (a)	34,100	780,890
BioForm Medical, Inc. (a)	12,800	14,336
BioMarin Pharmaceutical, Inc. (a)	90,028	1,157,760
Bristol-Myers Squibb Co.	62,500	1,200,000
Express Scripts, Inc. (a)	36,680	2,346,420
Gilead Sciences, Inc. (a)	34,760	1,592,008
Medco Health Solutions, Inc. (a)	160,810	7,003,275
Medivation, Inc. (a)(b)	30,600	591,498
Merck & Co., Inc.	172,800	4,188,672
Novartis AG - ADR	28,790	1,091,429
Optimer Pharmaceuticals, Inc. (a)	400	5,588
Pfizer, Inc.	356,500	4,762,840
Pharmasset, Inc. (a)	15,700	141,300
Poniard Pharmaceuticals, Inc. (a)	38,600	123,134
Rigel Pharmaceuticals, Inc. (a)	63,230	419,847
Roche Holding Ltd.	8,950	1,128,632
Sanofi-Aventis SA	32,100	1,858,980
Shire Plc - ADR	62,800	2,340,556
Teva Pharmaceutical Industries Ltd. - ADR	74,550	3,271,999
VCA Antech, Inc. (a)	69,500	1,738,890
Wyeth	233,232	9,889,037

		53,159,030

Technology—3.5%
CVS Caremark Corp.	183,700	5,837,986

Software—0.5%
Allscripts-Misys Healthcare Solutions, Inc.	50,500	627,210
Cerner Corp. (a)	5,100	274,380

		901,590

Total Long-Term Investments (Cost—$166,563,779)—94.5%		157,864,134

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	7,622,735	7,622,735
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (c)(d)(e)	64,500	64,500

Total Short-Term Securities (Cost—$7,687,235)—4.6%		7,687,235

Options Purchased	Contracts

Exchange-Traded Call Option Purchased—0.0%
Hologic, Inc., strike price $15, expires 5/18/09	55	4,400

Total Options Purchased (Cost—$5,005)—0.0%		4,400

Total investments before outstanding options written (Cost—$174,256,019*)—99.1%		165,555,769

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	47

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.7)%
3SBio, Inc. - ADR, strike price $7.50, expires 6/22/09	(50)	$(2,750)
Abbott Laboratories, strike price $47.50, expires 6/22/09	(300)	(7,500)
Agilent Technologies, strike price $17.50, expires 5/18/09	(100)	(13,450)
Alcon, Inc., strike price $95, expires 5/18/09	(100)	(9,500)
Alcon, Inc., strike price $95, expires 8/24/09	(40)	(20,000)
Alexion Pharmaceuticals, Inc., strike price $40, expires 5/18/09	(100)	(1,750)
Alexion Pharmaceuticals, Inc., strike price $45, expires 5/18/09	(180)	(900)
Allergan, Inc., strike price $45, expires 7/20/09	(100)	(51,000)
Allergan, Inc., strike price $50, expires 6/22/09	(24)	(4,920)
Allergan, Inc., strike price $55, expires 5/18/09	(50)	(1,125)
Allscripts-Misys Healthcare Solutions, Inc., strike price $12.50, expires 6/22/09	(150)	(15,000)
AMERIGROUP, Inc., strike price $30, expires 6/22/09	(50)	(13,000)
AMERIGROUP, Inc., strike price $35, expires 6/22/09	(50)	(5,000)
Amgen, Inc., strike price $50, expires 6/22/09	(230)	(43,240)
Amgen, Inc., strike price $57.50, expires 5/18/09	(200)	(900)
Amgen, Inc., strike price $57.50, expires 7/20/09	(250)	(19,750)
AstraZeneca Plc, strike price $35, expires 5/18/09	(127)	(13,017)
Auxilium Pharmaceuticals, Inc., strike price $25, expires 6/22/09	(100)	(18,500)
Beckman Coulter, Inc., strike price $55, expires 5/18/09	(130)	(5,525)
Beckman Coulter, Inc., strike price $60, expires 8/24/09	(20)	(2,900)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(80)	(800)
Becton Dickinson & Co., strike price $75, expires 6/22/09	(100)	(1,500)
Becton Dickinson & Co., strike price $80, expires 6/22/09	(100)	(2,000)
Biogen Idec, Inc., strike price $55, expires 7/20/09	(10)	(1,625)
BioMarin Pharmaceuticals, Inc., strike price $15, expires 5/18/09	(115)	(2,300)
BioMarin Pharmaceuticals, Inc., strike price $15, expires 7/20/09	(100)	(8,250)
Boston Scientific Corp., strike price $10, expires 5/18/09	(410)	(2,050)
Boston Scientific Corp., strike price $10, expires 8/24/09	(320)	(14,400)
Bristol-Myers Squibb Co., strike price $21, expires 6/22/09	(100)	(3,400)
Bristol-Myers Squibb Co., strike price $22.50, expires 6/22/09	(525)	(6,300)
Celera Corp., strike price $12.50, expires 6/22/09	(100)	(1,500)
Centene Corp., strike price $20, expires 5/18/09	(60)	(1,500)
Cooper Cos., Inc. (The), strike price $30, expires 8/24/09	(120)	(38,100)
Coventry Health Care, Inc., strike price $15, expires 6/22/09	(175)	(33,688)
Coventry Health Care, Inc., strike price $17.50, expires 6/22/09	(80)	(6,400)
CVS Caremark Corp., strike price $30, expires 5/18/09	(400)	(90,000)
CVS Caremark Corp., strike price $34, expires 6/22/09	(180)	(14,850)
DaVita, Inc., strike price $50, expires 5/18/09	(200)	(5,500)
Dendreon Corp., strike price $27, expires 6/20/09	(63)	(6,804)
Dentsply International, Inc., strike price $30, expires 7/18/09	(76)	(9,880)
Express Scripts, Inc., strike price $55, expires 5/18/09	(120)	(110,400)
Gen-Probe, Inc., strike price $45, expires 5/18/09	(50)	(19,250)
Gen-Probe, Inc., strike price $50, expires 5/18/09	(90)	(10,350)
Gen-Probe, Inc., strike price $50, expires 6/22/09	(100)	(20,000)
Genzyme Corp., strike price $57.50, expires 6/22/09	(70)	(9,625)
Gilead Sciences, Inc., strike price $50, expires 6/22/09	(200)	(19,000)
Hill-Rom Holdings, Inc., strike price $12.50, expires 6/22/09	(30)	(3,600)
Hologic, Inc., strike price $17.50, expires 5/18/09	(55)	(825)
Immucor, Inc., strike price $17.50, expires 6/22/09	(245)	(28,788)
Immunogen, Inc., strike price $7.50, expires 7/20/09	(30)	(2,250)
Intuitive Surgical, Inc., strike price $165, expires 7/20/09	(30)	(19,800)
Johnson & Johnson, strike price $55, expires 6/22/09	(330)	(15,675)
Johnson & Johnson, strike price $55, expires 7/20/09	(40)	(4,200)
Mckesson Corp., strike price $45, expires 5/18/09	(100)	(1,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Medco Health Solutions, Inc., strike price $45, expires 5/18/09	(365)	$(23,725)
Medco Health Solutions, Inc., strike price $45, expires 6/22/09	(175)	(30,188)
Medivation, Inc., strike price $22.50, expires 5/18/09	(50)	(1,625)
Mednax, Inc., strike price $40, expires 5/18/09	(30)	(900)
Mednax, Inc., strike price $40, expires 6/22/09	(100)	(9,750)
Medtronic, Inc., strike price $27.50, expires 5/18/09	(50)	(23,000)
Medtronic, Inc., strike price $30, expires 5/18/09	(20)	(4,600)
Medtronic, Inc., strike price $32.50, expires 5/18/09	(100)	(6,500)
Medtronic, Inc., strike price $34, expires 6/22/09	(150)	(14,250)
Merck & Co., Inc., strike price $27.50, expires 7/20/09	(75)	(3,562)
Merck & Co., Inc., strike price $30, expires 5/18/09	(275)	(1,375)
Mettler-Toledo International, Inc., strike price $60, expires 6/22/09	(60)	(30,600)
Millipore Corp., strike price $60, expires 7/20/09	(20)	(7,200)
Millipore Corp., strike price $65, expires 5/18/09	(50)	(2,125)
Millipore Corp., strike price $65, expires 6/22/09	(100)	(11,250)
Novartis AG - ADR, strike price $40, expires 5/18/09	(100)	(2,000)
PerkinElmer, Inc., strike price $15, expires 6/22/09	(150)	(10,875)
Pfizer, Inc., strike price $14, expires 5/18/09	(240)	(2,880)
Pfizer, Inc., strike price $15, expires 5/18/09	(200)	(400)
Pfizer, Inc., strike price $15, expires 6/22/09	(500)	(6,500)
QIAGEN NV, strike price $17.50, expires 6/22/09	(150)	(10,125)
QIAGEN NV, strike price $20, expires 5/18/09	(150)	(1,500)
ResMed, Inc., strike price $40, expires 6/22/09	(25)	(4,750)
Rigel Pharmaceuticals, Inc., strike price $7.50, expires 6/22/09	(150)	(6,375)
Shire Plc - ADR, strike price $42.50, expires 7/20/09	(110)	(9,625)
St. Jude Medical, Inc., strike price $35, expires 7/20/09	(50)	(8,750)
Teva Pharmaceutical Industries Ltd. - ADR, strike price $45, expires 6/22/09	(200)	(26,000)
Teva Pharmaceutical Industries Ltd. - ADR, strike price $47.50, expires 6/22/09	(50)	(2,875)
Thermo Fisher Scientific, Inc., strike price $40, expires 6/22/09	(60)	(2,100)
UnitedHealth Group, Inc., strike price $25, expires 6/22/09	(100)	(12,750)
VCA Antech, Inc., strike price $25, expires 6/22/09	(80)	(12,600)
Vertex Pharmaceuticals, Inc., strike price $30, expires 6/22/09	(115)	(34,500)
Vertex Pharmaceuticals, Inc., strike price $35, expires 6/22/09	(150)	(15,750)
WellPoint, Inc., strike price $40, expires 6/22/09	(180)	(82,800)
WellPoint, Inc., strike price $45, expires 5/18/09	(100)	(8,000)
WellPoint, Inc., strike price $45, expires 6/22/09	(45)	(9,112)
West Pharmaceutical Services, Inc., strike price $35, expires 6/22/09	(20)	(2,750)
Wyeth, strike price $45, expires 7/20/09	(200)	(6,500)
Zimmer Holdings, Inc., strike price $45, expires 5/18/09	(60)	(4,800)
Zimmer Holdings, Inc., strike price $45, expires 6/22/09	(60)	(10,950)

Total Exchange-Traded Call Options Written		(1,231,254)

Exchange-Traded Put Options Written—(0.0)%
Alcon, Inc., strike price $80, expires 5/18/09	(25)	(750)
Alcon, Inc., strike price $85, expires 5/18/09	(40)	(4,400)
Amgen, Inc., strike price $42.50, expires 5/18/09	(100)	(1,400)
Becton Dickinson & Co., strike price $65, expires 5/18/09	(50)	(22,750)
CVS Caremark Corp., strike price $27.50, expires 5/18/09	(300)	(3,750)
CVS Caremark Corp., strike price $29, expires 5/18/09	(100)	(3,000)
Medco Health Solutions, Inc., strike price $40, expires 5/18/09	(120)	(3,300)
Pfizer, Inc., strike price $13, expires 5/18/09	(240)	(6,360)
Teva Pharmaceutical Industries Ltd. - ADR, strike price $42.50, expires 5/18/09	(40)	(2,100)
Vertex Pharmaceuticals, Inc., strike price $25, expires 5/18/09	(115)	(1,725)
Wyeth, strike price $42.50, expires 5/18/09	(185)	(11,100)

Total Exchange-Traded Put Options Written		(60,635)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(0.1)%
Baxter International, Inc., strike price $55, expires 6/01/09, broker UBS Securities LLC	(100)	$(2,522)
Boston Scientific Corp., strike price $10, expires 6/19/09, broker Barclays Capital, Inc.	(400)	(10,892)
Cie Generale d’Optique Essilor International SA, strike price 34.16 EUR, expires 6/30/09, broker Credit Suisse	(13,500)	(14,263)
Coviden Ltd., strike price $37, expires 5/19/09, broker Barclays Capital, Inc.	(240)	(5,957)
DiaSorin SpA, strike price 16.63 EUR, expires 6/30/09, broker Credit Suisse	(10,000)	(12,872)
Fresenius Medical Care AG & Co. KGaA, strike price 30.57 EUR, expires 6/30/09, broker Deutsche Bank	(6,000)	(7,313)
Medtronic, Inc., strike price $34, expires 6/01/09, broker Jefferies & Co., Inc.	(150)	(8,099)
Pfizer, Inc., strike price $14.06, expires 7/17/09, broker UBS Securities LLC	(30,000)	(15,000)
ResMed, Inc., strike price 5.39 AUD, expires 6/03/09, broker Goldman Sachs & Co.	(30,000)	(7,302)
Sonova Holding AG, strike price 79.82 CHF, expires 7/7/09, broker Deutsche Bank	(6,600)	(15,797)
William Demant Holding, strike price 271.62 DKK, expires 7/22/09, broker Credit Suisse	(7,000)	(30,607)
Wyeth, strike price $43, expires 6/15/09, broker UBS Securities LLC	(300)	(16,170)

Total Over-the-Counter Call Options Written		(146,794)

Total Options Written (Premiums Received $1,657,048)—(0.8)%		(1,438,683)

Total investments net of outstanding options written—98.3%		164,117,086
Other Assets in Excess of Liabilities—1.7%		2,856,882

Net Assets—100.0%		$166,973,968

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$175,749,632

Gross unrealized appreciation	$7,035,313
Gross unrealized depreciation	(17,229,176)

Net unrealized depreciation	$(10,193,863)

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	7,622,735	$91,601
BlackRock Liquidity Series, LLC Money Market Series	(2,162,000)	$4,590

(e)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	20,000	USD	17,547	UBS Securities LLC	5/04/09	$(23)
DKK	265,000	USD	47,081	Citigroup Global Markets	5/04/09	(15)
DKK	224,000	USD	39,774	UBS Securities LLC	5/05/09	8
USD	16,692	CHF	19,000	Citigroup Global Markets	5/04/09	44
USD	11,405	CHF	13,000	Citigroup Global Markets	5/05/09	14
USD	79,530	EUR	60,000	Citigroup Global Markets	5/04/09	145
USD	26,476	EUR	20,000	Citigroup Global Markets	5/04/09	14

Total						$187

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$154,577,978	$4,400	$(1,291,889)
Level 2	10,973,391	225	(146,832)
Level 3	—	—	—

Total	$165,551,369	$4,625	$(1,438,721)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	49

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.3%
BHP Billiton Ltd. - ADR (a)	206,700	$9,950,538
Santos Ltd.	610,900	7,200,545
Woodside Petroleum Ltd.	147,800	4,063,593
WorleyParsons Ltd.	165,900	2,188,255

		23,402,931

Austria—0.2%
OMV AG	81,740	2,532,315

Belgium—0.8%
Belgacom SA	171,900	4,996,743
Compagnie Maritime Belge SA	137,000	3,463,209

		8,459,952

Brazil—2.3%
BM&FBOVESPA SA	377,444	1,551,884
Cia Energetica de Minas Gerais - ADR (a)	440,000	6,622,000
Cia Siderurgica Nacional SA - ADR	168,400	3,118,768
Itau Unibanco Banco Multiplo SA - ADR	413,432	5,676,421
Petroleo Brasileiro SA - ADR	206,500	6,932,205

		23,901,278

Canada—9.8%
Barrick Gold Corp. (a)	501,600	14,596,560
Bombardier, Inc., Class B	1,400,000	4,434,761
Canadian Natural Resources Ltd.	186,100	8,579,034
Canadian Oil Sands Trust	188,300	3,888,136
EnCana Corp.	143,400	6,557,682
Goldcorp, Inc.	216,000	5,904,567
Husky Energy, Inc.	277,276	6,717,547
Kinross Gold Corp.	820,000	12,637,057
Potash Corp. of Saskatchewan, Inc.	17,400	1,504,926
Royal Bank of Canada	122,500	4,342,370
Shoppers Drug Mart Corp.	170,000	6,147,239
Suncor Energy, Inc.	312,300	7,919,928
Talisman Energy, Inc.	522,200	6,548,388
Teck Cominco Ltd., Class B	34,765	366,423
TELUS Corp.	237,600	5,804,106
Toronto-Dominion Bank (The)	110,000	4,341,741

		100,290,465

Chile—0.6%
Banco Santander Chile - ADR (a)	169,100	5,987,831

China—2.0%
China Construction Bank Corp., Class H	11,412,500	6,588,645
China Life Insurance Co. Ltd., Class H	700,400	2,459,745
Industrial & Commercial Bank of China	10,570,100	6,013,141
PetroChina Co. Ltd. - ADR	59,600	5,179,836

		20,241,367

Denmark—0.3%
TrygVesta AS	55,200	3,021,138

Finland—1.1%
Fortum Oyj	311,200	6,276,974
Wartsila Oyj, B Shares	151,600	4,998,273

		11,275,247

France—6.9%
Alstom SA	123,000	7,667,515
BNP Paribas	86,400	4,548,431
Cap Gemini SA	203,500	7,606,883
Casino Guichard Perrachon SA	78,800	4,915,798
France Telecom SA	291,900	6,480,188
GDF Suez	162,300	5,828,888
Sanofi-Aventis SA	93,000	5,385,830
Technip SA	130,300	5,597,716
Total SA	145,000	7,255,191
Unibail-Rodamco - REIT	29,600	4,414,120
Vivendi	416,100	11,188,545

		70,889,105

Common Stocks	Shares	Value

Germany—7.7%
Adidas AG	264,100	$9,978,321
Allianz SE	41,700	3,847,788
BASF SE	248,100	9,362,705
Deutsche Post AG	561,300	6,476,168
E.ON AG	50,000	1,690,849
Fresenius Medical Care AG & Co. KGaA	95,500	3,705,995
Linde AG	179,800	14,338,657
MAN AG	99,200	6,148,833
RWE AG	137,800	9,933,794
Salzgitter AG	72,500	5,157,089
ThyssenKrupp AG	394,400	8,437,691

		79,077,890

Greece—1.0%
OPAP SA	320,000	9,872,075

Hong Kong—4.7%
China Mobile Ltd.	690,000	5,958,310
CNOOC Ltd. - ADR (a)	79,400	8,841,190
Esprit Holdings Ltd.	932,300	5,712,433
Hong Kong Exchanges & Clearing Ltd.	427,300	4,921,804
Hutchison Whampoa Ltd.	837,700	4,934,024
New World Development Ltd.	3,713,000	4,856,371
Sun Hung Kai Properties Ltd.	300,000	3,101,327
Yue Yuen Industrial Holdings Ltd.	4,707,100	10,461,258

		48,786,717

Indonesia—0.4%
Telekomunikasi Indonesia Tbk PT - ADR	155,800	4,477,692

Israel—1.4%
Cellcom Israel Ltd.	431,400	9,400,206
Teva Pharmaceutical Industries Ltd. - ADR (a)	104,900	4,604,061

		14,004,267

Italy—0.9%
Assicurazioni Generali SpA	126,800	2,579,853
Intesa Sanpaolo SpA	694,300	1,541,919
Saipem SpA	223,300	4,772,885

		8,894,657

Japan—10.6%
Bank of Yokohama Ltd. (The)	1,172,500	4,971,970
Canon, Inc.	179,600	5,374,657
Daito Trust Construction Co. Ltd.	103,200	4,303,248
Fanuc Ltd.	174,200	12,570,660
Honda Motor Co. Ltd.	321,300	9,416,317
INPEX CORP.	400	2,545,464
ITOCHU Corp.	1,113,300	5,969,564
Japan Tobacco, Inc.	2,380	5,979,495
Konica Minolta Holdings, Inc.	926,500	7,653,398
Matsui Securities Co. Ltd.	680,500	4,823,974
Nintendo Co. Ltd.	60,100	16,158,552
NSK Ltd.	281,000	1,245,153
Sumitomo Corp.	1,121,100	9,758,650
T&D Holdings, Inc.	41,100	1,228,786
Toyo Suisan Kaisha Ltd.	308,500	6,031,523
Toyota Motor Corp.	272,800	10,797,087

		108,828,498

Luxembourg—1.7%
ArcelorMittal	190,000	4,450,631
SES SA	724,490	13,078,322

		17,528,953

Malaysia—0.7%
Sime Darby Bhd	3,737,000	6,900,527

Netherlands—1.3%
ASML Holding NV	167,000	3,532,050
Corio NV - REIT	20,400	905,425
InBev NV	195,100	5,972,445

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Netherlands (concluded)
Koninklijke Ahold NV	252,600	$2,767,521

		13,177,441

Norway—2.5%
Fred Olsen Energy ASA	289,116	9,114,216
Orkla ASA	154,200	1,103,934
StatoilHydro ASA	278,300	5,186,815
Yara International ASA	386,450	10,357,124

		25,762,089

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR	105,100	4,820,937

Singapore—4.4%
CapitaLand Ltd.	4,008,716	7,394,891
Singapore Airlines Ltd.	606,000	4,358,404
Singapore Technologies Engineering Ltd.	4,626,000	7,981,064
Singapore Telecommunications Ltd.	10,041,100	17,253,425
United Overseas Bank Ltd.	1,028,800	7,929,670

		44,917,454

South Africa—0.3%
Telkom SA Ltd.	234,300	2,952,130

South Korea—1.6%
Samsung Electronics Co. Ltd.	25,900	11,959,510
Samsung Securities Co. Ltd. (b)	89,900	4,609,539

		16,569,049

Spain—0.8%
Banco Popular Espanol SA	231,100	1,904,720
Banco Santander SA	622,300	5,985,870

		7,890,590

Sweden—1.1%
Nordea Bank AB	644,124	4,791,218
Skanska AB, B Shares	145,900	1,573,682
TeliaSonera AB	970,000	4,551,206

		10,916,106

Switzerland—4.3%
Alcon, Inc.	28,800	2,649,888
Nestle SA	392,000	12,777,919
Novartis AG	239,000	9,045,747
Sonova Holding AG	55,200	3,586,459
Syngenta AG	65,000	13,876,882
Zurich Financial Services AG	14,800	2,750,292

		44,687,187

Taiwan—3.3%
Nan Ya Plastics Corp.	8,936,000	11,823,260
Siliconware Precision Industries Co. - ADR	1,245,400	9,303,138
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,181,113	12,484,365

		33,610,763

Turkey—0.5%
Turkcell Iletisim Hizmet AS - ADR (a)	407,400	5,173,980

United Kingdom—12.3%
AstraZeneca Plc	110,800	3,879,712
Beazley Group Plc	1,847,400	2,750,417
Bellway Plc	247,400	2,606,439
British American Tobacco Plc	481,703	11,617,162
Catlin Group Ltd.	802,900	4,154,940
De La Rue Plc	336,538	4,770,237
Firstgroup Plc	300,000	1,467,684
GlaxoSmithKline Plc	432,400	6,660,359
HSBC Holdings Plc	367,200	2,611,330
Imperial Tobacco Group Plc	251,300	5,733,725
Intercontinental Hotels Group Plc	466,550	4,432,636
International Power Plc	2,033,400	7,431,029
Northumbrian Water Group Plc	1,084,000	3,561,411

Common Stocks	Shares	Value

United Kingdom (concluded)
Persimmon Plc	494,400	$2,757,622
Rio Tinto Plc - ADR (a)	35,000	5,703,250
Royal Dutch Shell Plc, Class B	636,600	14,406,635
Smiths Group Plc	590,700	6,347,801
Standard Chartered Plc	400,600	6,197,007
Standard Life Plc	966,300	2,686,693
Unilever Plc	525,000	10,222,586
United Business Media Ltd.	801,100	5,425,257
Vodafone Group Plc	3,441,600	6,325,565
Vodafone Group Plc - ADR	264,600	4,855,410

		126,604,907

Total Common Stocks—88.3%		905,455,538

Preferred Stocks

Brazil—0.3%
Usinas Siderurgicas de Minas Gerais SA, 1.21%	195,600	2,901,451

Exchange-Traded Funds

United States—4.1%
iShares MSCI EAFE Index Fund	500,000	20,960,000
iShares MSCI Emerging Markets Index Fund	736,800	21,109,320

Total Exchange-Traded Funds		42,069,320

Total Long-Term Investments (Cost—$1,442,813,998)—92.7%		950,426,309

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	23,098,357	23,098,357

Total Short-Term Investments (Cost—$23,098,357)—2.2%		23,098,357

Total Investments Before Outstanding Options Written (Cost—$1,465,912,355*)—94.9%		973,524,666

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
Alcon, Inc., strike price $90, expires 5/18/09	(175)	(53,812)
Barrick Gold Corp., strike price $33, expires 6/22/09	(1,500)	(127,500)
Barrick Gold Corp., strike price $37.50, expires 5/18/09	(1,360)	(6,800)
BHP Billiton Ltd. - ADR, strike price $50, expires 5/18/09	(385)	(44,275)
BHP Billiton Ltd. - ADR, strike price $50, expires 6/22/09	(505)	(137,613)
BHP Billiton Ltd. - ADR, strike price $55, expires 5/18/09	(350)	(5,250)
Cellcom Israel Ltd., strike price $22.50, expires 5/18/09	(1,300)	(42,250)
Cellcom Israel Ltd., strike price $22.50, expires 6/22/09	(1,300)	(61,750)
Cia Energetica de Minas Gerais - ADR, strike price $15, expires 6/22/09	(2,400)	(312,000)
CNOOC Ltd. - ADR, strike price $110, expires 5/18/09	(400)	(208,000)
CNOOC Ltd. - ADR, strike price $120, expires 6/22/09	(75)	(27,375)
iShares MSCI EAFE Index Fund, strike price $41, expires 5/18/09	(5,000)	(862,500)
iShares MSCI Emerging Markets Index Fund, strike price $27, expires 5/18/09	(1,575)	(329,963)
iShares MSCI Emerging Markets Index Fund, strike price $28, expires 5/18/09	(5,793)	(805,227)
Itau Unibanco Banco Multiplo SA - ADR, strike price $12.50, expires 6/22/09	(1,000)	(195,000)
Itau Unibanco Banco Multiplo SA - ADR, strike price $15, expires 6/22/09	(1,000)	(57,500)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	51

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
PetroChina Co. Ltd. - ADR, strike price $90, expires 5/18/09	(220)	$(39,600)
PetroChina Co. Ltd. - ADR, strike price $95, expires 6/22/09	(140)	(30,800)
Petroleo Brasileiro SA - ADR, strike price $34, expires 6/22/09	(1,115)	(267,600)
Petroleo Brasileiro SA - ADR, strike price $35, expires 5/18/09	(950)	(78,375)
Philippine Long Distance Telephone Co. - ADR, strike price $45, expires 5/18/09	(710)	(120,700)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(105)	(27,562)
Rio Tinto Plc - ADR, strike price $130, expires 5/18/09	(190)	(646,950)
Rio Tinto Plc - ADR, strike price $150, expires 6/22/09	(20)	(48,000)
Suncor Energy, Inc., strike price $25, expires 6/22/09	(450)	(99,000)
Suncor Energy, Inc., strike price $26, expires 6/22/09	(480)	(81,600)
Suncor Energy, Inc., strike price $30, expires 5/18/09	(950)	(9,500)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 5/18/09	(590)	(44,250)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 6/22/09	(6,550)	(655,000)
Talisman Energy, Inc., strike price $12.50, expires 5/18/09	(2,150)	(112,875)
Telekomunikasi Indonesia Tbk PT - ADR, strike price $30, expires 7/18/09	(850)	(114,750)
Teva Pharmaceutical Industries Ltd. - ADR, strike price $45, expires 6/22/09	(200)	(26,000)
Teva Pharmaceutical Industries Ltd. - ADR, strike price $47.50, expires 6/22/09	(440)	(25,300)
Vodafone Group Plc - ADR, strike price $20, expires 5/18/09	(660)	(6,600)

Total Exchange-Traded Call Options Written		(5,711,277)

Exchange-Traded Put Options Written—(0.0)%
iShares MSCI EAFE Index Fund, strike price $36, expires 6/22/09	(1,200)	(66,000)
iShares MSCI EAFE Index Fund, strike price $37, expires 5/18/09	(5,140)	(77,100)
iShares MSCI EAFE Index Fund, strike price $38, expires 5/18/09	(500)	(11,250)
iShares MSCI Emerging Markets Index Fund, strike price $24, expires 6/22/09	(188)	(10,340)
iShares MSCI Emerging Markets Index Fund, strike price $25, expires 5/18/09	(9,000)	(148,500)

Total Exchange-Traded Put Options Written		(313,190)

Over-the-Counter Call Options Written—(2.9)%
Adidas AG, strike price 26.80 EUR, expires 6/10/09, broker UBS Securities LLC	(44,000)	(152,835)
Adidas AG, strike price 27 EUR, expires 5/27/09, broker Credit Suisse	(65,000)	(202,631)
Adidas AG, strike price 31 EUR, expires 7/7/09, broker Credit Suisse	(49,000)	(64,132)
Allianz SE, strike price 65.20 EUR, expires 5/27/09, broker UBS Securities LLC	(25,000)	(214,217)
Alstom SA, strike price 41.92 EUR, expires 6/10/09, broker Citigroup Global Markets	(38,000)	(322,324)
Alstom SA, strike price 48.63 EUR, expires 6/23/09, broker Citigroup Global Markets	(35,800)	(137,292)
ArcelorMittal, strike price 17.08 EUR, expires 5/27/09, broker Deutsche Bank	(60,000)	(147,876)
ArcelorMittal, strike price 19.23 EUR, expires 5/27/09, broker UBS Securities LLC	(54,000)	(69,595)
ASML Holding NV, strike price $17.09, expires 5/13/09, broker Deutsche Bank	(100,000)	(406,420)
Assicurazioni Generali SpA, strike price 13.25 EUR, expires 6/10/09, broker Citigroup Global Markets	(38,000)	(135,120)
Assicurazioni Generali SpA, strike price 15 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(380)	(39,705)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
AstraZeneca Plc, strike price 24.90 GBP, expires 6/10/09, broker Citigroup Global Markets	(44,300)	$(36,877)
AstraZeneca Plc, strike price 25.50 GBP, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(66,500)	(30,537)
Banco Popular Espanol SA, strike price 5.53 EUR, expires 6/10/09, broker UBS Securities LLC	(66,000)	(77,227)
Banco Popular Espanol SA, strike price 7.11 EUR, expires 7/7/09, broker UBS Securities LLC	(72,700)	(36,314)
Banco Santander Chile - ADR, strike price $36.49, expires 5/19/09, broker Citigroup Global Markets	(101,500)	(88,559)
Banco Santander SA, strike price 5.79 EUR, expires 6/10/09, broker UBS Securities LLC	(146,000)	(300,229)
Banco Santander SA, strike price 6.75 EUR, expires 7/7/09, broker Goldman Sachs & Co.	(124,000)	(136,895)
Banco Santander SA, strike price 6.97 EUR, expires 5/27/09, broker UBS Securities LLC	(104,000)	(72,159)
Banco Santander SA, strike price 7 EUR, expires 6/17/09, broker UBS Securities LLC	(248,300)	(200,171)
Bank of Yokohama Ltd. (The), strike price 474.95 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(483,000)	(22,478)
BASF AG, strike price 26 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(491)	(168,419)
BASF AG, strike price 26.95 EUR, expires 7/7/09, broker UBS Securities LLC	(99,400)	(391,262)
Beazley Group Plc, strike price 0.90 GBP, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(554,000)	(99,829)
Beazley Group Plc, strike price 0.97 GBP, expires 6/10/09, broker UBS Securities LLC	(461,000)	(55,915)
Belgacom SA, strike price 25.12 EUR, expires 5/27/09, broker Citigroup Global Markets	(51,000)	(5,164)
Belgacom SA, strike price 25.12 EUR, expires 6/10/09, broker Citigroup Global Markets	(52,000)	(2,846)
Bellway Plc, strike price 7.21 GBP, expires 5/27/09, broker UBS Securities LLC	(148,500)	(80,206)
BNP Paribas, strike price 39.38 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(52,000)	(235,666)
Bombardier, Inc. - Class B, strike price 3.50 CAD, expires 5/16/09, broker National Bank Financial	(3,850)	(100,017)
British American Tobacco Plc, strike price 16.87 GBP, expires 6/10/09, broker UBS Securities LLC	(196,700)	(119,405)
British American Tobacco Plc, strike price 17.64 GBP, expires 5/27/09, broker Deutsche Bank	(285,000)	(51,029)
Canadian Natural Resources Ltd., strike price 46 CAD, expires 5/16/09, broker TD Newcrest	(175)	(136,753)
Canadian Natural Resources Ltd., strike price 58 CAD, expires 5/16/09, broker TD Securities	(500)	(43,996)
Canadian Natural Resources Ltd., strike price 58 CAD, expires 6/20/09, broker TD Securities	(440)	(93,103)
Canadian Natural Resources Ltd., strike price 64 CAD, expires 6/20/09, broker National Bank Financial	(746)	(56,264)
Canadian Oil Sands Trust, strike price 29 CAD, expires 7/18/09, broker TD Securities	(1,130)	(56,817)
Cannon, Inc., strike price 2,363.94 JPY, expires 5/12/09, broker Goldman Sachs & Co.	(69,800)	(416,124)
Cannon, Inc., strike price 3,074.50 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(38,000)	(55,390)
Cap Gemini SA, strike price 28.34 EUR, expires 6/23/09, broker Deutsche Bank	(47,100)	(112,586)
Cap Gemini SA, strike price 30 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(250)	(10,390)
CapitaLand Ltd., strike price 2.10 SGD, expires 5/12/09, broker Credit Suisse	(412,000)	(173,220)
CapitaLand Ltd., strike price 2.56 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(1,280,000)	(270,002)
CapitaLand Ltd., strike price 2.82 SGD, expires 6/03/09, broker Credit Suisse	(713,000)	(90,399)

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Casino Guichard Perrachon SA, strike price 47.29 EUR, expires 6/10/09, broker UBS Securities LLC	(34,000)	$(74,101)
Casino Guichard Perrachon SA, strike price 56 EUR, expires 5/18/09, broker UBS Securities LLC	(53)	(506)
Catlin Group Ltd., strike price 3.41 GBP, expires 5/7/09, broker UBS Securities LLC	(216,000)	(49,098)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/6/09, broker Goldman Sachs & Co.	(108,764)	(5,814)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/27/09, broker Goldman Sachs & Co.	(108,764)	(21,114)
China Construction Bank Corp. - Class H, strike price 4.16 HKD, expires 5/20/09, broker Credit Suisse	(3,362,000)	(173,972)
China Construction Bank Corp. - Class H, strike price 4.28 HKD, expires 5/12/09, broker Credit Suisse	(3,485,000)	(127,155)
China Construction Bank Corp. - Class H, strike price 4.93 HKD, expires 6/10/09, broker Credit Suisse	(1,712,000)	(32,224)
China Life Insurance Co. - Class H, strike price 24.45 HKD, expires 5/12/09, broker Credit Suisse	(211,000)	(79,160)
China Life Insurance Co. - Class H, strike price 28.55 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(210,000)	(30,527)
China Mobile Ltd., strike price 73.50 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(380,000)	(57,415)
China Mobile Ltd., strike price 75.91 HKD, expires 5/20/09, broker Credit Suisse	(310,000)	(12,614)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 6/22/09, broker Goldman Sachs & Co.	(100,000)	(50,670)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 7/01/09, broker Goldman Sachs & Co.	(100,000)	(90,170)
Cia Siderurgica Nacional SA - ADR, strike price $15, expires 5/7/09, broker Barclays Capital, Inc.	(1,000)	(352,000)
Compagnie Maritime Belge SA, strike price 17.50 EUR, expires 5/27/09, broker UBS Securities LLC	(20,000)	(56,828)
Compagnie Maritime Belge SA, strike price 17.54 EUR, expires 6/10/09, broker UBS Securities LLC	(21,000)	(65,775)
Compagnie Maritime Belge SA, strike price 17.94 EUR, expires 6/10/09, broker UBS Securities LLC	(24,140)	(67,846)
Corio NV - REIT, strike price 31.75 EUR, expires 6/10/09, broker UBS Securities LLC	(12,200)	(42,509)
Daito Trust Construction Co. Ltd., strike price 3,398.03 JPY, expires 5/20/09, broker Goldman Sachs & Co.	(60,000)	(444,206)
De La Rue Plc, strike price 10.06 GBP, expires 6/10/09, broker UBS Securities LLC	(11,500)	(2,751)
De La Rue Plc, strike price 9.40 GBP, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(100,000)	(59,001)
De La Rue Plc, strike price 9.40 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(100,000)	(75,024)
De La Rue Plc, strike price 9.68 GBP, expires 6/30/09, broker UBS Securities LLC	(125,000)	(66,293)
Deutsche Post AG, strike price 8.43 EUR, expires 6/10/09, broker UBS Securities LLC	(187,000)	(158,412)
Deutsche Post AG, strike price 9.29 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(150,000)	(54,698)
E.ON AG, strike price 23.54 EUR, expires 7/7/09, broker Goldman Sachs & Co.	(50,000)	(157,201)
EnCana Corp., strike price $48.09, expires 5/29/09, broker Goldman Sachs & Co.	(143,400)	(134,194)
Esprit Holdings Ltd., strike price 42.39 HKD, expires 5/12/09, broker Credit Suisse	(256,000)	(184,410)
Esprit Holdings Ltd., strike price 46.66 HKD, expires 5/20/09, broker Credit Suisse	(303,000)	(129,198)
Fanuc Ltd., strike price 6,142.50 JPY, expires 5/12/09, broker Credit Suisse	(69,500)	(706,536)
Fanuc Ltd., strike price 7,526.44 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(35,000)	(126,523)
Firstgroup Plc, strike price 3.29 GBP, expires 6/23/09, broker UBS Securities LLC	(165,000)	(90,936)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Fortum Oyj, strike price 14.27 EUR, expires 6/10/09, broker Citigroup Global Markets	(18,700)	$(34,614)
Fortum Oyj, strike price 14.88 EUR, expires 6/17/09, broker UBS Securities LLC	(168,000)	(243,261)
France Telecom SA, strike price 17.11 EUR, expires 6/30/09, broker Citigroup Global Markets	(87,600)	(67,410)
Fred Olsen Energy ASA, strike price 198.42 NOK, expires 6/10/09, broker Goldman Sachs & Co.	(49,500)	(117,914)
Fred Olsen Energy ASA, strike price 204.01 NOK, expires 7/7/09, broker UBS Securities LLC	(124,000)	(290,699)
Fresenius Medical Care AG & Co. KGaA, strike price 29.66 EUR, expires 6/10/09, Broker Morgan Stanley & Co.	(57,300)	(74,624)
GDF Suez, strike price 25.01 EUR, expires 7/7/09, broker Citigroup Global Markets	(97,400)	(381,733)
GlaxoSmithKline Plc, strike price 10.26 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(432,400)	(394,359)
Goldcorp, Inc., strike price 40 CAD, expires 6/20/09, broker TD Securities	(650)	(39,491)
Honda Motor Co. Ltd., strike price 2,495.50 JPY, expires 5/12/09, broker Deutsche Bank	(60,000)	(248,585)
Honda Motor Co. Ltd., strike price 3,083.91 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(133,000)	(184,382)
Hong Kong Exchanges and Clearing Ltd., strike price 67.64 HKD, expires 5/20/09, broker JPMorgan Chase Securities	(103,000)	(287,817)
Hong Kong Exchanges and Clearing Ltd., strike price 77.72 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(153,400)	(262,318)
HSBC Holdings Plc, strike price 4.53 GBP, expires 6/10/09, broker Citigroup Global Markets	(155,500)	(115,171)
HSBC Holdings Plc, strike price 5.23 GBP, expires 5/15/09, broker Goldman Sachs & Co.	(56)	(8,136)
Husky Energy, Inc., strike price 31.21 CAD, expires 6/19/09, broker Citigroup Global Markets	(152,000)	(133,632)
Husky Energy, Inc., strike price 32 CAD, expires 7/18/09, broker National Bank Financial	(145)	(6,379)
Hutchison Whampoa Ltd., strike price 48.72 HKD, expires 7/14/09, broker Deutsche Bank	(544,000)	(96,569)
Imperial Tobacco Group Plc, strike price 15.88 GBP, expires 6/23/09, broker Credit Suisse	(70,000)	(61,973)
Imperial Tobacco Group Plc, strike price 16.09 GBP, expires 6/10/09, broker UBS Securities LLC	(113,300)	(72,487)
Imperial Tobacco Group Plc, strike price 17.50 GBP, expires 5/27/09, broker UBS Securities LLC	(68,000)	(4,477)
InBev NV, strike price 22.72 EUR, expires 6/17/09, broker Morgan Stanley & Co., Inc.	(160,000)	(408,094)
Industrial & Commercial Bank of China, strike price 3.51 HKD, expires 5/12/09, broker Credit Suisse	(4,100,000)	(477,091)
Industrial & Commercial Bank of China, strike price 4.42 HKD, expires 6/10/09, broker JPMorgan Chase Securities	(4,100,000)	(157,311)
Inpex Corp., strike price 736,450 JPY, expires 6/10/09, broker JPMorgan Chase Securities	(240)	(32,272)
Intercontinental Hotels Group Plc, strike price 5.79 GBP, expires 5/7/09, broker UBS Securities LLC	(128,300)	(121,531)
Intercontinental Hotels Group Plc, strike price 6.61 GBP, expires 7/7/09, broker Credit Suisse	(151,600)	(102,338)
International Power Plc, strike price 2.24 GBP, expires 6/10/09, broker Citigroup Global Markets	(601,500)	(253,124)
International Power Plc, strike price 2.50 GBP, expires 7/7/09, broker Credit Suisse	(618,500)	(140,934)
Intesa Sanpaolo SpA, strike price 1.76 EUR, expires 6/23/09, broker Citigroup Global Markets	(208,000)	(19,897)
ITOCHU Corp., strike price 477.22 JPY, expires 5/20/09, broker Credit Suisse	(306,000)	(180,438)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	53

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
ITOCHU Corp., strike price 554.27 JPY, expires 6/03/09, broker Deutsche Bank	(362,000)	$(83,967)
Japan Tobacco, Inc., strike price 283,334.87 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(1,400)	(35,724)
Kinross Gold Corp., strike price 24 CAD, expires 5/16/09, broker TD Securities	(1,500)	(20,112)
Kinross Gold Corp., strike price 25 CAD, expires 5/18/09, broker National Bank Financial	(3,700)	(43,409)
Konica Minolta Holdings, Inc., strike price 1,039.72 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(167,000)	(17,347)
Konica Minolta Holdings, Inc., strike price 869 JPY, expires 5/12/09, broker Deutsche Bank	(389,000)	(77,584)
Koninklijke Ahold NV, strike price 8.67 EUR, expires 6/02/09, broker UBS Securities LLC	(252,600)	(54,847)
Linde AG, strike price 57.83 EUR, expires 7/7/09, broker UBS Securities LLC	(107,800)	(690,640)
MAN AG, strike price 35.76 EUR, expires 6/10/09, broker UBS Securities LLC	(32,000)	(467,606)
MAN AG, strike price 42 EUR, expires 7/7/09, broker UBS Securities LLC	(27,500)	(255,209)
Matsui Securities Co. Ltd., strike price 685.42 JPY, expires 6/03/09, broker Deutsche Bank	(408,300)	(174,135)
Nestle SA, strike price 39.87 CHF, expires 6/10/09, broker Citigroup Global Markets	(170,000)	(52,470)
Nestle SA, strike price 40.20 CHF, expires 6/10/09, broker Citigroup Global Markets	(65,000)	(16,749)
New World Development Ltd., strike price 7.24 HKD, expires 5/12/09, broker Goldman Sachs & Co.	(1,040,000)	(389,096)
New World Development Ltd., strike price 7.58 HKD, expires 5/20/09, broker Goldman Sachs & Co.	(1,187,000)	(391,190)
Nintendo Co. Ltd., strike price 30,490.90 JPY, expires 5/20/09, broker Credit Suisse	(36,000)	(94,952)
Nordea Bank AB, strike price 46.46 SEK, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(132,500)	(230,289)
Nordea Bank AB, strike price 58.09 SEK, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(150,000)	(93,213)
Northumbrian Water Group Plc, strike price 2.15 GBP, expires 6/30/09, broker Morgan Stanley & Co., Inc.	(334,000)	(68,386)
Northumbrian Water Group Plc, strike price 2.15 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(250,000)	(54,620)
Northumbrian Water Group Plc, strike price 2.28 GBP, expires 5/27/09, broker Deutsche Bank	(250,000)	(18,763)
Northumbrian Water Group Plc, strike price 2.28 GBP, expires 6/10/09, broker Deutsche Bank	(250,000)	(23,231)
Novartis AG - ADR, strike price 43 CHF, expires 6/19/09, broker Goldman Sachs & Co.	(956)	(141,050)
Novartis AG, strike price 44 CHF, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(143,400)	(110,037)
OMV AG, strike price 26.45 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(49,000)	(50,888)
Orkla ASA, strike price 47.41 NOK, expires 6/02/09, broker UBS Securities LLC	(45,500)	(17,920)
Orkla ASA, strike price 50 NOK, expires 6/23/09, broker UBS Securities LLC	(47,000)	(16,018)
Persimmon Plc, strike price 3.60 GBP, expires 5/27/09, broker JPMorgan Chase Securities	(297,000)	(167,354)
Royal Bank of Canada, strike price 44 CAD, expires 6/20/09, broker National Bank Financial	(735)	(95,471)
Royal Dutch Shell Plc, strike price 14.92 GBP, expires 7/7/09, broker Goldman Sachs & Co.	(300,000)	(372,384)
Royal Dutch Shell Plc, strike price 16 GBP, expires 6/23/09, broker Deutsche Bank	(336,600)	(150,098)
RWE AG, strike price 54.23 EUR, expires 7/7/09, broker Citigroup Global Markets	(47,700)	(191,821)
RWE AG, strike price 58 EUR, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(350)	(44,201)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Saipem SpA, strike price 14 EUR, expires 5/27/09, broker UBS Securities LLC	(134,000)	$(409,357)
Salzgitter AG, strike price 43.94 EUR, expires 6/10/09, broker Citigroup Global Markets	(21,500)	(298,426)
Salzgitter AG, strike price 50.81 EUR, expires 5/7/09, broker UBS Securities LLC	(22,000)	(100,195)
Samsung Electronics Co. Ltd., strike price 524,038.92 KRW, expires 5/20/09, broker Goldman Sachs & Co.	(6,000)	(330,191)
Samsung Electronics Co. Ltd., strike price 543,774 KRW, expires 5/12/09, broker Credit Suisse	(3,000)	(119,036)
Samsung Electronics Co. Ltd., strike price 614,250 KRW, expires 5/20/09, broker Credit Suisse	(10,400)	(108,296)
Samsung Securities Co. Ltd., strike price 65,645.95 KRW, expires 6/03/09, broker Goldman Sachs & Co.	(54,000)	(153,025)
Sanofi-Aventis SA, strike price 43.55 EUR, expires 6/23/09, broker Morgan Stanley & Co., Inc.	(55,800)	(155,698)
Santos Ltd., strike price 18.37 AUD, expires 6/03/09, broker Citigroup Global Markets	(366,500)	(62,162)
SES SA, strike price 14.04 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(200,000)	(177,749)
SES SA, strike price 14.25 EUR, expires 6/30/09, broker Morgan Stanley & Co., Inc.	(200,000)	(213,443)
SES SA, strike price 14.66 EUR, expires 5/6/09, broker Goldman Sachs & Co.	(215,000)	(2,289)
Shoppers Drug Mart Corp., strike price 46 CAD, expires 5/16/09, broker National Bank Financial	(350)	(5,866)
Siliconware Precision Industries Co. - ADR, strike price $5.46, expires 5/19/09, broker UBS Securities LLC	(250,000)	(502,500)
Siliconware Precision Industries Co. - ADR, strike price $5.46, expires 5/26/09, broker UBS Securities LLC	(250,000)	(502,500)
Siliconware Precision Industries Co. - ADR, strike price $5.46, expires 6/9/09, broker UBS Securities LLC	(250,000)	(502,500)
Singapore Airlines Ltd., strike price 10.32 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(250,000)	(99,074)
Singapore Airlines Ltd., strike price 10.41 SGD, expires 5/12/09, broker JPMorgan Chase Securities	(356,000)	(95,303)
Singapore Technologies Engineering Ltd., strike price 2.29 SGD, expires 5/12/09, broker Deutsche Bank	(1,529,629)	(278,794)
Singapore Technologies Engineering Ltd., strike price 2.39 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(1,347,234)	(194,695)
Singapore Telecommunications Ltd., strike price 2.54 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(2,200,000)	(155,901)
Singapore Telecommunications Ltd., strike price 2.59 SGD, expires 5/12/09, broker Deutsche Bank	(3,825,000)	(116,535)
Smiths Group Plc, strike price 7.58 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(177,200)	(107,453)
Sonova Holding AG, strike price 60 CHF, expires 5/7/09, broker UBS Securities LLC	(30,000)	(372,100)
Standard Chartered Plc, strike price 10.22 GBP, expires 7/7/09, broker Citigroup Global Markets	(145,000)	(286,898)
Standard Chartered Plc, strike price 9.32 GBP, expires 6/02/09, broker Deutsche Bank	(95,400)	(244,438)
Standard Life Plc, strike price 1.84 GBP, expires 6/10/09, broker UBS Securities LLC	(290,000)	(71,161)
Standard Life Plc, strike price 200 GBP, expires 6/19/09, broker Goldman Sachs & Co.	(5)	(989)
Standard Life Plc, strike price 210 GBP, expires 6/19/09, broker Goldman Sachs & Co.	(32)	(4,379)

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
StatoilHydro ASA, strike price 125.40 NOK, expires 7/7/09, broker Citigroup Global Markets	(75,000)	$(79,084)
StatoilHydro ASA, strike price 127.18 NOK, expires 5/15/09, broker JPMorgan Chase Securities	(92,000)	(30,274)
Sumitomo Corp., strike price 856.90 JPY, expires 5/12/09, broker Deutsche Bank	(336,500)	(105,381)
Sumitomo Corp., strike price 986.35 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(336,000)	(40,197)
Sun Hung Kai Properties Ltd., strike price 64.03 HKD, expires 5/12/09, broker Deutsche Bank	(90,000)	(187,034)
Sun Hung Kai Properties Ltd., strike price 84.53 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(90,000)	(37,665)
Syngenta AG, strike price 250.36 CHF, expires 7/7/09, broker Deutsche Bank	(18,000)	(199,654)
Syngenta AG, strike price 257.15 CHF, expires 6/19/09, broker Citigroup Global Markets	(21,000)	(133,379)
T&D Holdings, Inc., strike price 2,570.25 JPY, expires 5/12/09, broker Deutsche Bank	(12,350)	(53,719)
T&D Holdings, Inc., strike price 2,926.44 JPY, expires 6/03/09, broker UBS Securities LLC	(12,300)	(40,307)
Talisman Energy, Inc., strike price $12.92, expires 6/9/09, broker Credit Suisse	(98,000)	(65,533)
Technip SA, strike price 29.24 EUR, expires 5/7/09, broker UBS Securities LLC	(78,200)	(347,835)
Telekom SA Ltd., strike price 108.18 ZAR, expires 5/27/09, broker Goldman Sachs & Co.	(150,000)	(87,563)
TeliaSonera AB, strike price 39.73 SEK, expires 6/10/09, broker UBS Securities LLC	(267,000)	(27,662)
TeliaSonera AB, strike price 40.42 SEK, expires 6/10/09, broker Goldman Sachs & Co.	(315,000)	(14,206)
TELUS Corp., strike price 36 CAD, expires 5/15/09, broker TD Newcrest	(700)	(8,799)
ThyssenKrupp AG, strike price 14.11 EUR, expires 6/10/09, broker Citigroup Global Markets	(80,000)	(269,528)
ThyssenKrupp AG, strike price 16.90 EUR, expires 6/10/09, broker Credit Suisse	(80,000)	(106,392)
ThyssenKrupp AG, strike price 19.46 EUR, expires 6/10/09, broker UBS Securities LLC	(80,000)	(37,102)
Toronto-Dominion Bank (The), strike price 46 CAD, expires 5/16/09, broker TD Securities	(330)	(56,000)
Toronto-Dominion Bank, strike price 48 CAD, expires 5/16/09, broker National Bank Financial	(330)	(28,346)
Total SA, strike price 37.59 EUR, expires 5/27/09, broker Citigroup Global Markets	(96,000)	(190,602)
Total SA, strike price 40 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(49,000)	(60,242)
Toyo Suisan Kaisha Ltd., strike price 2,438.25 JPY, expires 5/12/09, broker Deutsche Bank	(186,000)	(67)
Toyota Motor Corp., strike price 3,827 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(163,700)	(414,934)
TrygVesta AS, strike price 336.77 DKK, expires 6/02/09, broker UBS Securities LLC	(33,100)	(31,440)
Unibail-Rodamco SA - REIT, strike price 111.16 EUR, expires 6/10/09, broker UBS Securities LLC	(17,800)	(153,634)
Unilever Plc, strike price 13.26 GBP, expires 6/10/09, broker UBS Securities LLC	(27,000)	(15,195)
Unilever Plc, strike price 13.34 GBP, expires 6/23/09, broker UBS Securities LLC	(288,000)	(182,943)
United Business Media Ltd., strike price 4.94 GBP, expires 5/6/09, broker UBS Securities LLC	(320,600)	(8,099)
United Overseas Bank Ltd., strike price 10.87 SGD, expires 6/03/09, broker Deutsche Bank	(257,000)	(161,179)
United Overseas Bank, strike price 11.32 SGD, expires 6/03/09, broker Credit Suisse	(360,000)	(167,973)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Usinas Siderurgicas de Minas Gerais SA, strike price $35.41, expires 6/17/09, broker Goldman Sachs & Co.	(117,000)	$(77,208)
Vivendi, strike price 20.79 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(124,800)	(56,128)
Vodafone Group Plc - ADR, strike price $19.09, expires 5/15/09, broker Citigroup Global Markets	(80,000)	(13,432)
Vodafone Group Plc, strike price 1.30 GBP, expires 6/23/09, broker Citigroup Global Markets	(1,050,000)	(67,441)
Wartsila Oyj - B Shares, strike price 24.72 EUR, expires 6/30/09, broker UBS Securities LLC	(90,900)	(319,983)
Woodside Petroleum Ltd., strike price 38.51 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(46,500)	(30,161)
Woodside Petroleum Ltd., strike price 40.17 AUD, expires 6/03/09, broker Citigroup Global Markets	(42,200)	(22,183)
WorleyParsons Ltd., strike price 18.83 AUD, expires 5/20/09, broker Johnson Rice & Co.	(100,000)	(57,080)
Yara International ASA, strike price 167.42 NOK, expires 5/27/09, broker Deutsche Bank	(126,000)	(256,546)
Yara International ASA, strike price 186.01 NOK, expires 6/30/09, broker UBS Securities LLC	(67,000)	(89,908)
Yue Yuen Industrial Holdings Ltd., strike price 15.96 HKD, expires 5/12/09, broker Deutsche Bank	(2,171,500)	(425,570)
Yue Yuen Industrial Holdings Ltd., strike price 18.27 HKD, expires 6/03/09, broker Deutsche Bank	(2,171,500)	(223,363)
Zurich Financial Services AG, strike price 195.31 CHF, expires 6/10/09, broker Citigroup Global Markets	(800)	(16,272)
Zurich Financial Services AG, strike price 207.23 CHF, expires 7/7/09, broker Citigroup Global Markets	(8,100)	(132,090)

Total Over-the-Counter Call Options Written—(2.9%)		(30,027,404)

Over-the-Counter Put Options Written—(0.1)%
Inpex Corp., strike price 693,550 JPY, expires 5/12/09, broker JPMorgan Chase Securities	(400)	(284,257)
OMV AG, strike price 24.92 EUR, expires 5/14/09, broker Goldman Sachs & Co.	(132,000)	(364,411)
Usinas Siderurgicas de Minas Gerais SA, strike price $33.35, expires 5/19/09, broker Goldman Sachs & Co.	(195,000)	(205,745)
Woodside Petroleum Ltd., strike price 35.52 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(77,600)	(12,913)
Worleyparsons Ltd., strike price 17.03 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(165,900)	(41,506)
Xstrata Plc, strike price 5.45 GBP, expires 6/19/09, broker UBS Securities LLC	(720,000)	(476,968)

Total Over-the-Counter Put Options Written		(1,385,800)

Total Options Written (Premiums Received $26,601,695)—(3.6)%		(37,437,671)

Total Investments Net of Outstanding Options Written—91.3%		936,086,995
Other Assets in Excess of Liabilities—8.7%		89,417,529

Net Assets—100.0%		$1,025,504,524

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,467,936,336

Gross unrealized appreciation	$19,088,026
Gross unrealized depreciation	(513,499,696)

Net unrealized depreciation	$(494,411,670)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	55

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	23,098,357	$323,978
BlackRock Liquidity Series, LLC Money Market Series	—	$3,203

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	37,132,000	USD	4,791,288	UBS Securities LLC	5/05/09	$110
JPY	123,987,000	USD	1,256,477	Citigroup Global Markets	5/08/09	892
NOK	22,562,000	USD	3,444,442	Citigroup Global Markets	5/06/09	(8,758)
NOK	4,703,000	USD	714,115	Citigroup Global Markets	5/06/09	2,046
SEK	23,257,000	USD	2,894,030	Citigroup Global Markets	5/06/09	(2,945)
USD	238,953	CHF	272,000	Citigroup Global Markets	5/04/09	625
USD	236,863	CHF	270,000	Citigroup Global Markets	5/04/09	283
USD	389,197	EUR	294,000	Citigroup Global Markets	5/04/09	210
USD	1,255,395	GBP	851,000	Citigroup Global Markets	5/05/09	(3,527)
USD	1,936,888	SGD	2,900,000	Deutsche Bank Securities	5/04/09	(21,883)
USD	898,114	SGD	1,334,000	Citigroup Global Markets	5/05/09	(2,918)
USD	247,494	ZAR	2,153,000	UBS Securities LLC	5/04/09	(6,538)

Total						$(42,403)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$299,704,013	—	$(6,024,467)
Level 2	673,820,653	$4,166	(31,459,773)
Level 3	—	—	—

Total	$973,524,666	$4,166	$(37,484,240)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—11.5%
Agrium, Inc.	98,500	$4,237,470
Air Products & Chemicals, Inc.	110,400	7,275,360
Celanese Corp., Series A	131,800	2,746,712
Dow Chemical Co. (The)	231,025	3,696,400
E.I. du Pont de Nemours & Co.	523,479	14,605,064
Monsanto Co.	40,000	3,395,600
Mosaic Co. (The)	23,900	966,755
Olin Corp.	229,000	2,885,400
Potash Corp. of Saskatchewan, Inc.	82,000	7,092,180
Praxair, Inc.	182,900	13,646,169

		60,547,110

Coal—4.1%
Arch Coal, Inc.	165,300	2,309,241
Consol Energy, Inc.	270,079	8,448,071
Massey Energy Co. (a)	325,500	5,178,705
Patriot Coal Corp. (b)	31,560	198,828
Peabody Energy Corp. (a)	207,400	5,473,286

		21,608,131

Forest Products & Paper—6.9%
International Paper Co.	556,000	7,038,960
MeadWestvaco Corp.	598,200	9,367,812
Mondi Ltd.	19,005	58,694
Mondi Plc	322,512	836,328
Temple-Inland, Inc.	434,183	5,184,145
Votorantim Celulose e Papel SA - ADR (b)	471,200	4,118,288
Weyerhauser Co.	277,100	9,770,546

		36,374,773

Iron & Steel—1.0%
Allegheny Technologies, Inc.	50,800	1,662,684
Carpenter Technology Corp.	51,366	1,061,735
Cliffs Natural Resources, Inc.	40,000	922,400
United States Steel Corp.	49,500	1,314,225

		4,961,044

Machinery—2.9%
Caterpillar, Inc.	313,625	11,158,778
Deere & Co.	92,266	3,806,895

		14,965,673

Metal—0.5%
Jiangxi Copper Co. Ltd. (b)	2,413,600	2,818,971

Mining—33.8%
African Rainbow Minerals Ltd.	278,750	3,766,039
Agnico-Eagle Mines Ltd.	143,650	6,336,401
Alamos Gold, Inc. (b)	1,000,000	6,494,595
Alcoa, Inc.	322,050	2,920,994
Alumina Ltd.	1,951,400	2,113,087
Anglo American Plc	127,945	2,753,160
Anglo Platinum Ltd.	45,700	2,444,657
Barrick Gold Corp.	106,600	3,102,060
BHP Billiton Plc	936,700	19,441,223
Cia de Minas Buenaventura SA - ADR	257,300	5,444,468
Cia Vale do Rio Doce - ADR	980,000	16,179,800
Eramet	19,150	4,112,026
First Quantum Minerals Ltd.	183,200	7,085,125
Freeport-McMoRan Copper & Gold, Inc.	93,900	4,004,835
Fresnillo Plc	500,000	3,927,589
Goldcorp, Inc.	200,650	5,521,888
Harry Winston Diamond Corp.	197,750	830,242
Iluka Resources Ltd. (b)	1,990,286	4,733,481
Impala Platinum Holdings Ltd.	560,200	10,703,761
Industrias Penoles SA de CV	513,569	5,579,846
Kazakhmys Plc	251,400	1,953,123
Lihir Gold Ltd. (b)	1,294,650	2,797,560
Minara Resources Ltd. (b)	1,856,150	774,614

Common Stocks	Shares	Value

Mining (concluded)
Minsur SA	1,504,804	$2,351,887
MMC Norilsk Nickel	17,866	1,473,494
MMC Norilsk Nickel - ADR	26,623	218,694
Newmont Mining Corp.	73,350	2,951,604
OZ Minerals Ltd.	7,827,357	4,223,624
Rio Tinto Plc	362,036	14,710,025
Southern Copper Corp.	99,700	1,851,429
Straits Resources Ltd. (b)	804,450	894,771
Teck Cominco Ltd., Class B	390,300	4,098,264
Vedanta Resources Plc	432,700	6,768,266
Xstrata Plc	1,257,996	11,090,700
Zijin Mining Group Co. Ltd.	5,755,750	4,408,370

		178,061,702

Oil & Gas—25.8%
Apache Corp.	90,700	6,608,402
BG Group Plc	375,000	5,987,957
Bill Barrett Corp. (b)	217,100	5,640,258
Canadian Natural Resources Ltd.	82,200	3,790,242
Crescent Point Energy Trust	121,400	2,861,797
Denbury Resources, Inc. (b)	289,100	4,706,548
Devon Energy Corp.	96,100	4,982,785
EnCana Corp.	101,550	4,643,881
ENSCO International, Inc.	41,300	1,167,964
EOG Resources, Inc. (a)	108,700	6,900,276
EQT Corp.	105,200	3,537,876
Forest Oil Corp. (b)	102,100	1,633,600
Galleon Energy, Inc. (b)	380,000	1,509,428
Gasco Energy, Inc. (b)	579,700	289,850
Helmerich & Payne, Inc. (c)	143,900	4,434,998
Heritage Oil Ltd. (b)	445,500	2,511,387
Hess Corp.	104,900	5,747,471
Murphy Oil Corp.	47,800	2,280,538
Nexen, Inc.	173,900	3,310,993
Noble Corp.	87,500	2,391,375
Noble Energy, Inc.	82,900	4,704,575
Occidental Petroleum Corp.	109,600	6,169,384
OGX Petroleo e Gas Participacoes SA (b)	4,200	1,763,292
PetroChina Co. Ltd. - ADR	15,600	1,355,796
Petroleo Brasileiro SA - ADR	173,500	5,824,395
Plains Exploration & Production Co. (b)	144,300	2,722,941
Pride International, Inc. (b)	101,300	2,299,510
Range Resources Corp.	185,500	7,414,435
Rex Energy Corp. (b)	144,600	550,926
Southwestern Energy Co. (b)	178,300	6,393,838
StatoilHydro ASA	116,836	2,177,531
StatoilHydro ASA - ADR	91,300	1,698,180
Suncor Energy, Inc.	77,500	1,965,400
Transocean Ltd. (b)	85,200	5,749,296
TriStar Oil & Gas Ltd. (b)	136,400	1,228,777
Unit Corp. (b)	47,800	1,304,462
Whiting Petroleum Corp. (b)	77,500	2,538,900
XTO Energy, Inc.	152,625	5,289,982

		136,089,246

Oil & Gas Services—5.8%
Cameron International Corp. (b)	107,200	2,742,176
Core Laboratories NV	77,700	6,466,971
FMC Technologies, Inc. (b)	117,878	4,034,964
Halliburton Co.	115,800	2,341,476
Oceaneering International, Inc. (b)	52,500	2,392,425
Schlumberger Ltd. (a)	116,300	5,697,537
Smith International, Inc.	67,300	1,739,705
Weatherford International Ltd. (b)	294,700	4,900,861

		30,316,115

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	57

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pipelines—0.8%
Questar Corp.	142,600	$4,238,072

Total Long-Term Investments (Cost—$727,550,199)—93.1%		489,980,837

Short-Term Securities	Shares/Beneficial Interest

Money Market Funds—4.9%
BlackRock Liquidity Funds, TempFund, 0.64% (d)(e)	23,020,225	23,020,225
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (d)(e)(f)	2,932,500	2,932,500

Total Money Market Funds		25,952,725

Short-Term Securities	Principal Amount

U.S. Government and Agency Sponsored Discount Notes—1.9%
Federal Home Loan Bank Discount Notes, 0.10%, 5/01/09 (b)(g)	$10,200,000	10,200,000

Total Short-Term Securities (Cost—$36,152,725)—6.8%		36,152,725

Options Purchased	Contracts

Exchange-Traded Call Options Purchased—0.0%
Olin Corp., strike price $17.50, expires 5/18/09	250	5,625

Total Options Purchased (Cost—$2,750)—0.0%		5,625

Total Investments Before Outstanding Options Written (Cost—$763,705,674*)—99.9%		526,139,187

Options Written

Exchange-Traded Call Options Written—(1.2)%
Agnico-Eagle Mines Ltd., strike price $60, expires 5/18/09	(200)	(2,000)
Agnico-Eagle Mines Ltd., strike price $65, expires 5/18/09	(275)	(1,375)
Air Products & Chemicals, Inc., strike price $55, expires 5/18/09	(160)	(172,800)
Air Products & Chemicals, Inc., strike price $60, expires 5/18/09	(200)	(123,000)
Alcoa, Inc., strike price $10, expires 5/18/09	(10)	(165)
Alcoa, Inc., strike price $10, expires 6/22/09	(275)	(12,925)
Alcoa, Inc., strike price $11, expires 6/22/09	(275)	(6,188)
Allegheny Technologies, Inc., strike price $25, expires 5/18/09	(100)	(79,000)
Allegheny Technologies, Inc., strike price $30, expires 5/18/09	(70)	(24,500)
Apache Corp., strike price $75, expires 7/20/09	(100)	(47,000)
Apache Corp., strike price $80, expires 5/18/09	(50)	(1,750)
Arch Coal, Inc., strike price $16, expires 5/18/09	(125)	(2,187)
Arch Coal, Inc., strike price $17.50, expires 5/18/09	(125)	(1,250)
Arch Coal, Inc., strike price $20, expires 7/20/09	(125)	(2,500)
Barrick Gold Corp., strike price $37.50, expires 5/18/09	(300)	(1,500)
Bill Barrett Corp., strike price $25, expires 5/18/09	(250)	(45,625)
Bill Barrett Corp., strike price $25, expires 6/22/09	(100)	(30,000)
Bill Barrett Corp., strike price $30, expires 6/22/09	(350)	(32,375)
Canadian Natural Resources Ltd., strike price $49, expires 6/22/09	(120)	(28,500)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Carpenter Technology Corp., strike price $22.50, expires 6/22/09	(170)	$(15,300)
Caterpillar, Inc., strike price $32, expires 5/18/09	(800)	(320,000)
Caterpillar, Inc., strike price $38, expires 5/18/09	(200)	(12,700)
Celanese Corp. - Series A, strike price $15, expires 5/18/09	(432)	(252,720)
Cia de Minas Buenaventura SA - ADR, strike price $25, expires 6/22/09	(330)	(19,800)
Cia Vale do Rio Doce - ADR, strike price $18, expires 5/18/09	(750)	(16,125)
Cia Vale do Rio Doce - ADR, strike price $18, expires 6/22/09	(1,352)	(101,400)
Cia Vale do Rio Doce - ADR, strike price $19, expires 6/22/09	(250)	(11,375)
Cliffs Natural Resources, Inc., strike price $22.50, expires 5/18/09	(132)	(23,100)
Consol Energy, Inc., strike price $30, expires 6/22/09	(300)	(105,000)
Consol Energy, Inc., strike price $35, expires 5/18/09	(175)	(6,125)
Consol Energy, Inc., strike price $35, expires 6/22/09	(100)	(14,000)
Consol Energy, Inc., strike price $40, expires 5/18/09	(175)	(1,312)
Core Laboratories NV, strike price $80, expires 5/18/09	(100)	(46,000)
Core Laboratories NV, strike price $85, expires 6/22/09	(170)	(66,300)
Deere & Co., strike price $35, expires 5/18/09	(115)	(75,900)
Deere & Co., strike price $41, expires 6/22/09	(5)	(1,800)
Deere & Co., strike price $43, expires 6/22/09	(185)	(49,025)
Denbury Resources, Inc., strike price $17.50, expires 6/22/09	(500)	(51,250)
Denbury Resources, Inc., strike price $20, expires 6/22/09	(250)	(8,750)
Devon Energy Corp., strike price $60, expires 5/18/09	(200)	(3,000)
Devon Energy Corp., strike price $60, expires 7/20/09	(100)	(15,500)
Dow Chemical Co. (The), strike price $10, expires 6/22/09	(265)	(161,650)
Dow Chemical Co. (The), strike price $14, expires 6/22/09	(260)	(70,200)
E. I. du Pont de Nemours & Co., strike price $25, expires 5/18/09	(250)	(76,250)
E. I. du Pont de Nemours & Co., strike price $25, expires 7/20/09	(1,060)	(402,800)
E. I. du Pont de Nemours & Co., strike price $28, expires 6/22/09	(250)	(38,750)
EnCana Corp., strike price $50, expires 5/18/09	(205)	(5,125)
ENSCo International, Inc., strike price $35, expires 5/18/09	(100)	(750)
ENSCO International, Inc., strike price $35, expires 6/22/09	(50)	(2,000)
EOG Resources, Inc., strike price $60, expires 5/18/09	(275)	(134,750)
EOG Resources, Inc., strike price $70, expires 5/18/09	(100)	(6,250)
EOG Resources, Inc., strike price $70, expires 6/22/09	(200)	(42,000)
EQT Corp., strike price $45, expires 6/22/09	(200)	(3,000)
FMC Technologies, Inc., strike price $35, expires 5/18/09	(200)	(24,000)
FMC Technologies, Inc., strike price $35, expires 6/20/09	(225)	(55,125)
Forest Oil Corp., strike price $15, expires 5/18/09	(175)	(25,375)
Forest Oil Corp., strike price $20, expires 6/22/09	(175)	(6,125)
Freeport McMoRan Copper & Gold, Inc., strike price $40, expires 5/18/09	(100)	(37,000)
Freeport-McMoRan Copper & Gold, Inc., strike price $45, expires 6/22/09	(100)	(27,900)
Freeport-McMoRan Copper & Gold, Inc., strike price $46, expires 6/22/09	(100)	(24,250)
Freeport-McMoRan Copper & Gold, Inc., strike price $50, expires 5/18/09	(100)	(2,500)
Goldcorp, Inc., strike price $32, expires 6/22/09	(600)	(49,500)
Goldcorp, Inc., strike price $40, expires 7/20/09	(100)	(2,750)
Halliburton Co., strike price $21, expires 6/22/09	(200)	(21,900)
Helmerich & Payne, Inc., strike price $30, expires 6/22/09	(220)	(70,400)
Hess Corp., strike price $60, expires 6/22/09	(100)	(21,750)
Hess Corp., strike price $65, expires 6/22/09	(100)	(10,000)
Hess Corp., strike price $70, expires 5/18/09	(100)	(500)
International Paper Co., strike price $10, expires 5/18/09	(500)	(138,750)
International Paper Co., strike price $10, expires 7/20/09	(250)	(85,000)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
International Paper Co., strike price $11, expires 6/22/09	(542)	$(134,145)
International Paper Co., strike price $12, expires 6/22/09	(542)	(100,270)
Massey Energy Co., strike price $17.50, expires 6/22/09	(160)	(23,200)
Massey Energy Co., strike price $17.50, expires 7/20/09	(485)	(70,325)
MeadWestvaco Corp., strike price $15, expires 6/22/09	(1,010)	(159,075)
Murphy Oil Corp., strike price $55, expires 5/18/09	(100)	(2,000)
Murphy Oil Corp., strike price $60, expires 5/18/09	(100)	(1,000)
Newmont Mining Corp., strike price $45, expires 6/22/09	(100)	(10,850)
Noble Corp., strike price $30, expires 5/18/09	(100)	(2,000)
Noble Corp., strike price $30, expires 6/22/09	(185)	(18,500)
Noble Corp., strike price $35, expires 6/22/09	(15)	(225)
Noble Energy, Inc., strike price $55, expires 5/18/09	(100)	(30,250)
Noble Energy, Inc., strike price $60, expires 6/22/09	(200)	(48,500)
Occidental Petroleum Corp., strike price $65, expires 5/18/09	(100)	(750)
Occidental Petroleum Corp., strike price $70, expires 5/18/09	(50)	(250)
Oceaneering International, Inc., strike price $45, expires 5/18/09	(35)	(7,788)
Oceaneering International, Inc., strike price $45, expires 6/22/09	(130)	(49,400)
Olin Corp., strike price $15, expires 5/18/09	(500)	(3,750)
Olin Corp., strike price $20, expires 5/18/09	(250)	(1,250)
Peabody Energy Corp., strike price $29, expires 6/22/09	(200)	(26,000)
Peabody Energy Corp., strike price $35, expires 5/18/09	(200)	(2,000)
Peabody Energy Corp., strike price $35, expires 6/22/09	(200)	(5,000)
Peabody Energy Corp., strike price $40, expires 6/22/09	(100)	(750)
PetroChina Co. Ltd. - ADR, strike price $90, expires 5/18/09	(50)	(9,000)
Petroleo Brasileiro SA - ADR, strike price $34, expires 6/22/09	(200)	(48,000)
Petroleo Brasileiro SA - ADR, strike price $35, expires 5/18/09	(370)	(30,525)
Petroleo Brasileiro SA - ADR, strike price $37.5, expires 5/18/09	(35)	(875)
Plains Exploration & Production Co., strike price $22.50, expires 5/18/09	(30)	(375)
Plains Exploration & Production Co., strike price $25, expires 5/18/09	(250)	(1,250)
Plains Exploration & Production Co., strike price $30, expires 5/18/09	(250)	(1,250)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(170)	(44,625)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 5/18/09	(100)	(9,500)
Praxair, Inc., strike price $70, expires 6/22/09	(420)	(279,300)
Praxair, Inc., strike price $70, expires 7/20/09	(100)	(74,500)
Praxair, Inc., strike price $75, expires 7/20/09	(70)	(31,150)
Pride International, Inc., strike price $22.50, expires 5/18/09	(100)	(11,500)
Pride International, Inc., strike price $25, expires 6/22/09	(200)	(20,000)
Questar Corp., strike price $35, expires 5/18/09	(100)	(750)
Range Resources Corp., strike price $45, expires 5/18/09	(100)	(1,750)
Range Resources Corp., strike price $45, expires 6/22/09	(490)	(61,250)
Schlumberger Ltd., strike price $50, expires 5/18/09	(75)	(10,875)
Schlumberger Ltd., strike price $50, expires 6/22/09	(380)	(114,950)
Smith International, Inc., strike price $30, expires 6/22/09	(220)	(19,800)
Southern Copper Corp., strike price $20, expires 6/22/09	(150)	(15,750)
Southern Copper Corp., strike price $22.50, expires 6/22/09	(200)	(8,500)
Southwestern Energy Co., strike price $40, expires 5/18/09	(400)	(10,000)
Suncor Energy, Inc., strike price $25, expires 6/22/09	(100)	(22,000)
Suncor Energy, Inc., strike price $30, expires 5/18/09	(70)	(700)
Suncor Energy, Inc., strike price $30, expires 6/22/09	(100)	(5,000)
Temple-Inland, Inc., strike price $12.50, expires 6/22/09	(700)	(99,750)
Temple-Inland, Inc., strike price $7.50, expires 5/18/09	(1,430)	(636,350)
Transocean, Inc., strike price $65, expires 5/18/09	(40)	(16,600)
Transocean, Inc., strike price $70, expires 5/18/09	(125)	(19,375)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Transocean, Inc., strike price $70, expires 6/22/09	(115)	$(39,100)
Unit Corp., strike price $25, expires 5/18/09	(400)	(116,000)
Weatherford International Ltd., strike price $12.50, expires 5/18/09	(100)	(41,000)
Weatherford International Ltd., strike price $15, expires 5/18/09	(200)	(38,000)
Weatherford International Ltd., strike price $16, expires 6/22/09	(470)	(89,300)
Weyerhauser Co., strike price $35, expires 5/18/09	(23)	(4,658)
Whiting Petroleum Corp., strike price $30, expires 5/18/09	(250)	(87,500)
XTO Energy, Inc., strike price $45, expires 5/18/09	(100)	(500)

Total Exchange-Traded Call Options Written		(6,096,058)

Exchange-Traded Put Options Written—(0.0)%
Bill Barrett Corp., strike price $22.50, expires 5/18/09	(250)	(6,250)
Bill Barrett Corp., strike price $22.50, expires 6/22/09	(100)	(10,500)
Denbury Resources, Inc., strike price $12.50, expires 6/22/09	(100)	(3,500)
Denbury Resources, Inc., strike price $15, expires 5/18/09	(250)	(10,000)
EnCana Corp., strike price $40, expires 5/18/09	(100)	(2,000)
ENSCO International, Inc., strike price $30, expires 5/18/09	(50)	(11,500)
EQT Corp., strike price $30, expires 5/18/09	(100)	(2,500)
FMC Technologies, Inc., strike price $30, expires 5/18/09	(200)	(5,000)
FMC Technologies, Inc., strike price $30, expires 6/22/09	(245)	(27,563)
Forest Oil Corp., strike price $15, expires 6/22/09	(175)	(20,125)
Helmerich & Payne, Inc., strike price $25, expires 6/22/09	(150)	(12,000)
Helmerich & Payne, Inc., strike price $30, expires 5/18/09	(11)	(1,457)
Murphy Oil Corp., strike price $40, expires 5/18/09	(100)	(2,000)
Murphy Oil Corp., strike price $45, expires 5/18/09	(100)	(10,250)
Newfield Exploration Co., strike price $22.50, expires 5/18/09	(200)	(2,000)
Newfield Exploration Co., strike price $25, expires 5/18/09	(800)	(8,000)
Newfield Exploration Co., strike price $25, expires 6/22/09	(50)	(3,250)
Newfield Exploration Co., strike price $30, expires 5/18/09	(100)	(10,500)
Oceaneering International, Inc., strike price $40, expires 5/18/09	(130)	(3,575)
Pride International, Inc., strike price $20, expires 5/18/09	(200)	(6,000)
Smith International, Inc., strike price $20, expires 6/22/09	(100)	(5,000)
Southwestern Energy Co., strike price $27, expires 5/18/09	(150)	(750)
Southwestern Energy Co., strike price $29, expires 5/18/09	(50)	(375)
Suncor Energy, Inc., strike price $21, expires 5/18/09	(100)	(1,000)
Suncor Energy, Inc., strike price $22.50, expires 5/18/09	(300)	(6,750)
Unit Corp., strike price $25, expires 5/18/09	(230)	(14,950)
Whiting Petroleum Corp., strike price $25, expires 5/18/09	(250)	(3,750)
Whiting Petroleum Corp., strike price $30, expires 5/18/09	(500)	(35,000)

Total Exchange-Traded Put Options Written		(225,545)

Over-the-Counter Call Options Written—(1.0)%
African Rainbow Minerals Ltd., strike price 146.88 ZAR, expires 6/23/09, broker UBS Securities LLC	(47,000)	(23,126)
African Rainbow Minerals Ltd., strike price 154.80 ZAR, expires 5/28/09, broker UBS Securities LLC	(47,000)	(5,508)
Agrium, Inc., strike price $45, expires 6/19/09, broker Citigroup Global Markets	(33,000)	(69,085)
Alcoa, Inc., strike price $8.50, expires 5/15/09, broker Jefferies & Co., Inc.	(500)	(39,710)
Alumina Ltd., strike price 1.32 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(330,000)	(48,037)
Alumina Ltd., strike price 1.56 AUD, expires 6/03/09, broker Goldman Sachs & Co.	(314,000)	(20,241)
Anglo American Plc, strike price 14.55 GBP, expires 6/10/09, broker Credit Suisse	(21,000)	(47,903)
Anglo American Plc, strike price 16.74 GBP, expires 6/23/09, broker Citigroup Global Markets	(21,000)	(32,780)
Anglo Platinum Ltd., strike price 563.68 ZAR, expires 5/28/09, broker Deutsche Bank	(15,000)	(11,834)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	59

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Apache Corp., strike price $70, expires 6/15/09, broker Goldman Sachs & Co.	(15,000)	$(87,230)
BG Group Plc, strike price 11 GBP, expires 6/19/09, broker Goldman Sachs & Co.	(10)	(9,340)
BG Group Plc, strike price 11.37 GBP, expires 6/19/09, broker Credit Suisse	(115,000)	(77,329)
BHP Billiton Plc, strike price 14.60 GBP, expires 5/27/09, broker Morgan Stanley & Co., Inc.	(210,000)	(188,383)
BHP Billiton Plc, strike price 15.03 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(100,000)	(147,233)
Cameron International Corp., strike price $27, expires 5/29/09, broker Morgan Stanley & Co., Inc.	(15,000)	(16,735)
Cameron International Corp., strike price $27.76, expires 6/19/09, broker UBS Securities LLC	(20,000)	(22,860)
Canadian Natural Resources Ltd., strike price $40, expires 5/12/09, broker UBS Securities LLC	(15,000)	(97,887)
Cia de Minas Buenaventura SA - ADR, strike price $28, expires 5/22/09, broker Goldman Sachs & Co.	(36,000)	(352)
Cia Vale do Rio Doce - ADR, strike price $17, expires 5/15/09, broker Citigroup Global Markets	(100,000)	(82,710)
Consol Energy, Inc., strike price $35, expires 5/29/09, broker Morgan Stanley & Co., Inc.	(24,000)	(16,699)
Denbury Resources, Inc., strike price $16.50, expires 5/29/09, broker UBS Securities LLC	(25,000)	(27,250)
Dow Chemical Co. (The), strike price $15.53, expires 6/17/09, broker UBS Securities LLC	(24,000)	(45,341)
EnCana Corp., strike price $48.09, expires 5/29/09, broker Goldman Sachs & Co.	(15,000)	(14,037)
EQT Corp., strike price $39, expires 5/15/09, broker Citigroup Global Markets	(15,000)	(213)
Eramet, strike price 191.75 EUR, expires 6/10/09, broker UBS Securities LLC	(6,300)	(60,938)
First Quantum Minerals Ltd., strike price 42 CAD, expires 5/16/09, broker TD Securities	(265)	(118,809)
First Quantum Minerals Ltd., strike price 44 CAD, expires 5/16/09, broker TD Securities	(50)	(16,027)
First Quantum Minerals Ltd., strike price 46 CAD, expires 6/20/09, broker TD Securities	(290)	(118,474)
Fresnillo Plc, strike price 5.02 GBP, expires 6/02/09, broker UBS Securities LLC	(165,000)	(151,869)
Halliburton Co., strike price $20, expires 5/6/09, broker Jefferies & Co., Inc.	(200)	(11,482)
Helmerich & Payne, Inc., strike price $27.50, expires 5/22/09, broker UBS Securities LLC	(275)	(112,896)
Heritage Oil Ltd., strike price 3.49 GBP, expires 6/02/09, broker Goldman Sachs & Co.	(181,500)	(128,506)
Hess Corp., strike price $61.17, expires 5/29/09, broker Citigroup Global Markets	(10,000)	(9,550)
Iluka Resources Ltd., strike price 4.61 AUD, expires 6/03/09, broker JPMorgan Chase Securities	(660,000)	(15,219)
Impala Platinum Holdings Ltd., strike price 149.78 ZAR, expires 5/27/09, broker Morgan Stanley & Co.	(95,000)	(227,810)
Impala Platinum Holdings Ltd., strike price 174.08 ZAR, expires 5/27/09, broker Morgan Stanley & Co.	(90,000)	(94,251)
Industrias Penoles SAB de CV, strike price 155.22 MXN, expires 5/6/09, broker Goldman Sachs & Co.	(85,000)	(17,017)
Industrias Penoles SAB de CV, strike price 165 MXN, expires 6/25/09, broker Goldman Sachs & Co.	(85,000)	(65,541)
Jiangxi Copper Co. Ltd., strike price 6.38 HKD, expires 5/20/09, broker Credit Suisse	(423,000)	(146,343)
Jiangxi Copper Co. Ltd., strike price 6.76 HKD, expires 5/12/09, broker Credit Suisse	(374,000)	(110,466)
Kazakhmys Plc, strike price 4.20 GBP, expires 5/27/09, broker Morgan Stanley & Co., Inc.	(42,000)	(66,178)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Kazakhmys Plc, strike price 6.16 GBP, expires 6/23/09, broker UBS Securities LLC	(42,000)	$(17,058)
Lihir Gold Ltd., strike price 3.54 AUD, expires 5/20/09, broker Deutsche Bank	(428,000)	(4,618)
MeadWestvaco Corp., strike price $16.81, expires 6/30/09, broker JPMorgan Chase Securities	(96,400)	(67,702)
MMC Norilsk Nickel - ADR, strike price $9.66, expires 7/7/09, broker UBS Securities LLC	(26,600)	(25,640)
Mondi Plc, strike price 1.73 GBP, expires 6/10/09, broker UBS Securities LLC	(106,500)	(29,130)
Monsanto Co., strike price $85, expires 5/29/09, broker UBS Securities LLC	(40,000)	(135,028)
Mosaic Co. (The), strike price $47, expires 6/25/09, broker Barclays Capital, Inc.	(80)	(10,974)
Newmont Mining Corp., strike price $50, expires 5/13/09, broker Credit Suisse	(14,500)	(61)
Nexen, Inc., strike price 20 CAD, expires 5/18/09, broker TD Securities	(200)	(49,443)
Nexen, Inc., strike price 24 CAD, expires 6/20/09, broker TD Securities	(200)	(20,112)
Nexen, Inc., strike price 26 CAD, expires 6/20/09, broker Prebon Securities, Inc.	(200)	(9,637)
Occidental Petroleum Corp., strike price $63, expires 6/19/09, broker Goldman Sachs & Co.	(40,000)	(41,476)
OZ Minerals Ltd., strike price 0.69 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(1,300,000)	(60,486)
Questar Corp., strike price $32.58, expires 6/19/09, broker Morgan Stanley & Co., Inc.	(50,000)	(38,455)
Rio Tinto Plc, strike price 27.07 GBP, expires 6/23/09, broker Credit Suisse	(60,000)	(238,788)
Rio Tinto Plc, strike price 27.90 GBP, expires 6/02/09, broker UBS Securities LLC	(60,000)	(151,970)
Southwestern Energy Co., strike price $37, expires 6/18/09, broker Jefferies & Co., Inc.	(200)	(40,040)
StatoilHydro ASA, strike price $19, expires 5/21/09, broker UBS Securities LLC	(250)	(12,072)
StatoilHydro ASA, strike price 125.40 NOK, expires 7/7/09, broker Citigroup Global Markets	(38,500)	(40,596)
Teck Resources Ltd., strike price 10 CAD, expires 5/16/09, broker Prebon Securities, Inc.	(390)	(86,935)
Tristar Oil & Gas Ltd., strike price 12 CAD, expires 6/20/09, broker Prebon Securities, Inc.	(135)	(4,525)
United States Steel Corp., strike price $32.50, expires 5/13/09, broker Morgan Stanley & Co., Inc.	(16,300)	(7,953)
Vedanta Resources Plc, strike price 11.03 GBP, expires 7/7/09, broker UBS Securities LLC	(65,300)	(118,841)
Vedanta Resources Plc, strike price 12.10 GBP, expires 6/23/09, broker Morgan Stanley & Co., Inc.	(79,000)	(81,071)
Votorantim Celulose e Papel SA - ADR, strike price $5.64, expires 5/21/09, broker UBS Securities LLC	(50,000)	(155,710)
Votorantim Celulose e Papel SA - ADR, strike price $5.80, expires 6/5/09, broker Credit Suisse	(50,000)	(147,480)
Weyerhauser Co., strike price $37.72, expires 6/25/09, broker Morgan Stanley & Co., Inc.	(89,000)	(166,154)
Xstrata Plc, strike price 5.23 GBP, expires 5/7/09, broker UBS Securities LLC	(125,000)	(142,052)
Xstrata Plc, strike price 5.81 GBP, expires 6/10/09, broker Credit Suisse	(50,000)	(63,676)
Xstrata Plc, strike price 6 GBP, expires 7/7/09, broker UBS Securities LLC	(125,000)	(185,058)
Xstrata Plc, strike price 7.36 GBP, expires 6/23/09, broker Morgan Stanley & Co., Inc.	(118,000)	(44,738)
XTO Energy, Inc., strike price $36, expires 5/15/09, broker UBS Securities LLC	(400)	(28,592)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Zijin Mining Group Co. Ltd., strike price 4.83 HKD, expires 5/20/09, broker Deutsche Bank	(1,900,000)	$(285,207)

Total Over-the-Counter Call Options Written		(5,114,477)

Over-the-Counter Put Options Written—(0.0)%
BASF SE, strike price 25 EUR, expires 5/15/09, broker UBS Securities LLC	(340)	(30,723)
Monsanto Co., strike price $75, expires 5/29/09, broker UBS Securities LLC	(40,000)	(26,140)
Nexen, Inc., strike price 19 CAD, expires 5/15/09, broker TD Securities	(300)	(2,640)
Nexen, Inc., strike price 20 CAD, expires 6/20/09, broker Prebon Securities	(500)	(31,425)
Nexen, Inc., strike price 21 CAD, expires 5/16/09, broker TD Securities	(200)	(4,609)

Total Over-the-Counter Put Options Written		(95,537)

Total Options Written (Premiums Received $8,946,975)—(2.2)%		(11,531,617)

Total Investments Net of Outstanding Options Written—97.7%		514,607,570
Other Assets in Excess of Liabilities—2.3%		12,022,685

Net Assets—100.0%		$526,630,255

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$765,931,603

Gross unrealized appreciation	$15,211,785
Gross unrealized depreciation	(255,004,201)

Net unrealized depreciation	$(239,792,416)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	23,020,225	$147,572
BlackRock Liquidity Series, LLC Money Market Series	1,637,400	$1,393

(f)	Security purchased with the cash proceeds from securities loans.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$397,415,017	$5,625	$(6,321,603)
Level 2	128,718,545	—	(5,210,014)
Level 3	—	—	—

Total	$526,133,562	$5,625	$(11,531,617)

**	Other financial instruments are options written and are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	61

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—5.8%
Foster’s Group Ltd.	117,200	$448,128
National Australia Bank Ltd.	63,500	949,658
Santos Ltd.	123,800	1,459,204
TABCORP Holdings Ltd.	84,400	455,703
Wesfarmers Ltd.	36,450	598,861

		3,911,554

Canada—4.7%
Bank of Montreal	24,700	817,607
Bank of Nova Scotia	14,100	401,034
Enbridge, Inc.	16,000	494,092
National Bank of Canada	7,600	278,002
Royal Bank of Canada	30,300	1,074,072
Suncor Energy, Inc.	4,550	114,503

		3,179,310

Denmark—0.5%
Danske Bank A/S (a)	32,400	355,368

Finland—1.3%
Kesko Oyj, B Shares	19,200	499,257
Nokia Oyj	26,900	382,073

		881,330

France—4.5%
AXA SA	15,000	252,025
Bouygues	11,400	486,323
Schneider Electric SA	4,300	327,224
Societe Generale	5,300	270,875
Total SA	17,200	860,616
Vinci SA	18,200	815,368

		3,012,431

Germany—2.4%
Allianz SE	2,900	267,592
BASF SE	11,000	415,114
SAP AG	15,200	584,384
Siemens AG	5,000	336,174

		1,603,264

Hong Kong—3.5%
Esprit Holdings Ltd.	71,000	435,035
Hang Seng Bank Ltd.	22,600	250,492
HongKong Electric Holdings	204,500	1,207,265
Hopewell Holdings	191,000	491,683

		2,384,475

Italy—1.8%
Eni SpA	42,400	909,868
Intesa Sanpaolo SpA	83,000	264,427

		1,174,295

Japan—5.5%
Canon, Inc.	11,600	347,138
Mitsui & Co. Ltd.	53,000	562,148
Mitsui Mining & Smelting Co. Ltd. (a)	150,000	296,949
Nintendo Co. Ltd.	600	161,317
Oracle Corp.	15,000	530,768
Ricoh Co. Ltd.	53,000	655,285
Sharp Corp.	42,000	442,249
Toyota Motor Corp.	17,100	676,797

		3,672,651

Netherlands—0.5%
Royal KPN NV	29,100	349,849

Portugal—0.5%
Portugal Telecom SGPS SA	44,000	335,500

Common Stocks	Shares	Value

Singapore—1.2%
Singapore Petroleum Co. Ltd.	212,000	$475,660
Singapore Technologies Engineering Ltd.	177,000	305,372

		781,032

Spain—2.2%
ACS Actividades de Construccion y Servicios SA	3,275	163,797
Banco Santander SA	39,297	368,260
Endesa SA	15,000	322,550
Indra Sistemas SA	32,600	644,770

		1,499,377

Sweden—4.3%
Axfood AB	16,000	332,590
Hennes & Mauritz AB	15,200	676,702
Ratos AB, B Shares	27,300	467,368
Scania AB, B Shares	108,000	1,145,138
TeliaSonera AB	63,000	295,594

		2,917,392

Switzerland—0.8%
Nestle SA	16,000	521,548

United Kingdom—8.1%
AstraZeneca Plc	18,000	630,278
BP Plc	73,000	515,866
British American Tobacco Plc	17,300	417,222
GlaxoSmithKline Plc	64,100	987,348
HSBC Holdings Plc	71,200	506,336
Rio Tinto Plc	5,700	231,599
Royal Dutch Shell Plc, A Shares	46,300	1,061,879
Scottish & Southern Energy Plc	69,183	1,127,434

		5,477,962

United States—48.7%
3M Co.	7,100	408,960
Abbott Laboratories	14,625	612,056
Altria Group, Inc.	80,725	1,318,239
Ameren Corp.	28,000	644,560
AT&T Inc. (b)	110,480	2,830,498
Automatic Data Processing, Inc.	12,400	436,480
Bank of America Corp.	47,200	421,496
Bristol-Myers Squibb Co.	49,500	950,400
CenturyTel, Inc.	17,800	483,270
Chevron Corp.	12,800	846,080
Coca-Cola Co. (The)	17,000	731,850
Consolidated Edison, Inc.	24,600	913,398
Eli Lilly & Co.	18,800	618,896
Emerson Electric Co.	45,200	1,538,608
Equity Residential - REIT	14,400	329,616
ExxonMobil Corp.	35,800	2,386,786
General Electric Co.	74,400	941,160
Harley-Davidson, Inc.	8,500	188,360
Health Care REIT, Inc.	37,600	1,281,032
Hewlett-Packard Co.	27,300	982,254
Home Depot, Inc.	10,400	273,728
Hospitality Properties Trust - REIT	12,700	155,448
Intel Corp.	56,300	888,414
International Business Machines Corp.	16,100	1,661,681
Johnson & Johnson	9,300	486,948
Kimco Realty Corp. - REIT	25,000	300,500
Kraft Foods, Inc.	16,108	376,927
Liberty Property Trust - REIT	10,800	262,872
McDonald’s Corp.	23,000	1,225,670
Merck & Co., Inc.	25,000	606,000
Microchip Technology, Inc.	25,500	586,500
Microsoft Corp.	79,700	1,614,722
Nationwide Health Properties, Inc. - REIT	34,400	849,336
PepsiCo, Inc.	13,150	654,344

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Pfizer, Inc.	38,300	$511,688
Philip Morris International, Inc.	32,300	1,169,260
Reynolds American, Inc.	12,600	478,548
United Technologies Corp.	13,600	664,224
Wal-Mart Stores, Inc.	12,100	609,840
Wells Fargo & Co.	30,100	602,301

		32,842,950

Total Long-Term Investments (Cost—$78,140,465)—96.3%		64,900,288

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.64% (c)(d)	2,749,855	2,749,855

Total Short-Term Investments (Cost—$2,749,855)—4.1%		2,749,855

Total Investments Before Outstanding Options Written (Cost—$80,890,320*)—100.4%		67,650,143

Options Written	Contracts

Exchange-Traded Call Options Written—(0.2)%
3M Co., strike price $55, expires 6/22/09	(15)	(6,075)
Altria Group, Inc., strike price $18, expires 6/22/09	(160)	(1,840)
Ameren Corp., strike price $22.50, expires 6/22/09	(55)	(7,425)
AT&T Inc., strike price $27, expires 6/22/09	(220)	(13,530)
Automatic Data Processing, Inc., strike price $42.50, expires 5/18/09	(25)	(125)
Bank of America Corp., strike price $9, expires 5/18/09	(90)	(7,785)
Bristol-Myers Squibb Co., strike price $21, expires 6/22/09	(100)	(3,400)
Chevron Corp., strike price $75, expires 6/22/09	(25)	(1,000)
Coca-Cola Co. (The), strike price $45, expires 5/18/09	(34)	(595)
Consolidated Edison, Inc., strike price $40, expires 5/18/09	(50)	(375)
Eli Lilly & Co., strike price $30, expires 7/20/09	(40)	(14,600)
Emerson Electric Co., strike price $34, expires 6/22/09	(90)	(16,425)
Equity Residential - REIT, strike price $25, expires 5/18/09	(30)	(2,250)
ExxonMobil Corp., strike price $75, expires 5/18/09	(75)	(300)
Harley-Davidson, Inc., strike price $15, expires 5/18/09	(20)	(14,500)
Health Care REIT, Inc., strike price $35, expires 5/18/09	(75)	(9,000)
Hewlett-Packard Co., strike price $39, expires 6/22/09	(50)	(4,500)
Hospitality Properties Trust - REIT, strike price $12.50, expires 6/22/09	(25)	(2,875)
Intel Corp., strike price $16, expires 6/22/09	(110)	(8,360)
International Business Machines Corp., strike price $105, expires 6/22/09	(32)	(11,520)
Johnson & Johnson, strike price $55, expires 7/20/09	(18)	(1,890)
Kimco Realty Corp. - REIT, strike price $15, expires 6/22/09	(50)	(2,625)
Kraft Food, Inc. - Class A, strike price $24, expires 6/22/09	(30)	(2,400)
Liberty Property Trust - REIT, strike price $25, expires 7/20/09	(22)	(6,160)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(25)	(1,438)
McDonald’s Corp., strike price $60, expires 6/22/09	(25)	(562)
Merck & Co., Inc., strike price $30, expires 5/18/09	(50)	(250)
Microchip Technology, Inc., strike price $22.50, expires 5/18/09	(51)	(4,845)
Pfizer, Inc., strike price $15, expires 5/18/09	(75)	(150)
Reynolds American, Inc., strike price $40, expires 5/18/09	(26)	(650)
United Technologies Corp., strike price $50, expires 8/24/09	(25)	(8,000)
Wells Fargo & Co., strike price $20, expires 5/18/09	(60)	(10,500)

Total Exchange-Traded Call Options Written		(165,950)

Over-the-Counter Call Options Written—(0.5)%
ACS Actividades de Construccion y Servicios SA, strike price 36 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(6)	(2,020)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Allianz SE, strike price 74 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(60)	$(1,203)
AstraZeneca Plc, strike price 23.92 GBP, expires 6/02/09, broker Citigroup Global Markets	(3,600)	(4,474)
AXA SA, strike price 13 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(30)	(1,989)
Axfood AB, strike price 169.05 SEK, expires 7/7/09, broker UBS Securities LLC	(3,200)	(3,121)
Bank of Montreal, strike price 40 CAD, expires 7/18/09, broker TD Securities	(50)	(10,014)
Bank of Nova Scotia, strike price 36 CAD, expires 5/15/09, broker TD Securities	(28)	(821)
BASF AG, strike price 26 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(22)	(7,546)
Bouygues SA, strike price 32 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(20)	(4,092)
BP Plc, strike price 4.75 GBP, expires 7/7/09, broker Citigroup Global Markets	(14,600)	(4,557)
British American Tobacco Plc, strike price 16.74 GBP, expires 5/27/09, broker Citigroup Global Markets	(3,400)	(1,731)
Cannon, Inc., strike price 3,233.14 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(2,300)	(2,210)
CenturyTel, Inc., strike price $27, expires 6/25/09, broker UBS Securities LLC	(35)	(2,943)
Danske Bank A/S, strike price 60 DKK, expires 6/19/09, broker Goldman Sachs & Co.	(65)	(6,338)
Enbridge, Inc., strike price 38 CAD, expires 6/20/09, broker National Bank Financial	(32)	(1,341)
Eni SpA, strike price 16.50 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(17)	(3,215)
Esprit Holdings Ltd., strike price 47.92 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(14,200)	(6,504)
Foster’s Group Ltd., strike price 5.22 AUD, expires 6/03/09, broker Citigroup Global Markets	(23,400)	(3,246)
General Electric Co., strike price $13.17, expires 7/10/09, broker UBS Securities LLC	(15,000)	(13,976)
GlaxoSmithKline Plc, strike price 10.26 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(12,800)	(11,674)
Hang Seng Bank Ltd., strike price 85.90 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(4,500)	(2,645)
Hennes & Mauritz AB, strike price 330 SEK, expires 5/15/09, broker Goldman Sachs & Co.	(20)	(7,096)
Hennes & Mauritz AB, strike price 363.37 SEK, expires 6/30/09, broker Morgan Stanley & Co., Inc.	(1,000)	(1,770)
Home Depot, Inc., strike price $23, expires 5/15/09, broker Citigroup Global Markets	(2,000)	(6,720)
HongKong Electric Holdings, strike price 47.26 HKD, expires 7/14/09, broker Deutsche Bank	(41,000)	(3,398)
Hopewell Holdings Ltd., strike price 21.11 HKD, expires 7/14/09, broker JPMorgan Chase Securities	(38,000)	(4,257)
HSBC Holdings Plc, strike price 5.23 GBP, expires 5/15/09, broker Goldman Sachs & Co.	(12)	(1,743)
Indra Sistemas SA, strike price 15.50 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(65)	(2,322)
Intesa Sanpaolo SpA, strike price 2.30 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(80)	(19,139)
Koninklijke KPN NV, strike price 9.98 EUR, expires 6/02/09, broker UBS Securities LLC	(5,800)	(413)
Microsoft Corp., strike price $18.93, expires 5/15/09, broker Goldman Sachs & Co.	(16,000)	(23,016)
Mitsui & Co. Ltd., strike price 1,210.54 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(11,000)	—
Mitsui Mining & Smelting Co. Ltd., strike price 190.41 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(30,000)	(4,844)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	63

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
National Australia Bank Ltd., strike price 23.96 AUD, expires 6/03/09, broker Citigroup Global Markets	(12,700)	$(797)
National Bank of Canada, strike price 46 CAD, expires 5/16/09, broker TD Securities	(15)	(471)
Nationwide Health Properties, Inc. - REIT, strike price $26, expires 6/26/09, broker Morgan Stanley & Co., Inc.	(6,800)	(10,152)
Nestle SA, strike price 40.20 CHF, expires 6/10/09, broker Citigroup Global Markets	(3,200)	(825)
Nintendo Co. Ltd., strike price 30,228.65 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(100)	(583)
Nokia Oyj, strike price 12.50 EUR, expires 7/17/09, broker Morgan Stanley & Co., Inc.	(53)	(4,137)
Oracle Corp. Japan, strike price 3,976.50 JPY, expires 6/10/09, broker Goldman Sachs & Co.	(3,000)	(833)
PepsiCo, Inc., strike price $52.50, expires 5/21/09, broker JPMorgan Chase Securities	(2,500)	(349)
Philip Morris International, Inc., strike price $40, expires 5/21/09, broker Goldman Sachs & Co.	(6,500)	(223)
Portugal Telecom SGPS SA, strike price 6.10 EUR, expires 6/02/09, broker Goldman Sachs & Co.	(8,800)	(1,415)
Ratos AB - B Shares, strike price 144 SEK, expires 6/02/09, broker UBS Securities LLC	(5,400)	(3,974)
Ricoh Co. Ltd., strike price 1,320.28 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(11,000)	(5,655)
Rio Tinto Plc, strike price 27.90 GBP, expires 6/02/09, broker UBS Securities LLC	(1,100)	(2,786)
Royal Bank of Canada, strike price 40 CAD, expires 5/16/09, broker Towa International Ltd.	(60)	(14,028)
Royal Dutch Shell Plc - A Shares, strike price 17.60 EUR, expires 7/7/09, broker Citigroup Global Markets	(9,200)	(8,722)
Santos Ltd., strike price 18.37 AUD, expires 6/03/09, broker Citigroup Global Markets	(24,700)	(4,189)
SAP AG, strike price 29 EUR, expires 5/15/09, broker Morgan Stanley & Co., Inc.	(60)	(1,703)
Scania AB - B Shares, strike price 82.50 SEK, expires 6/02/09, broker Goldman Sachs & Co.	(21,600)	(16,423)
Schneider Electric SA, strike price 56 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(7)	(2,008)
Scottish & Southern Energy Plc, strike price 11.18 GBP, expires 6/02/09, broker Citigroup Global Markets	(13,800)	(8,213)
Sharp Corp., strike price 903.83 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(9,000)	(14,586)
Siemens AG, strike price 50 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(10)	(512)
Singapore Petroleum Co. Ltd., strike price 3.18 SGD, expires 6/03/09, broker Deutsche Bank	(43,000)	(7,657)
Singapore Technologies Engineering Ltd., strike price 2.63 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(37,308)	(2,138)
Societe Generale, strike price 34 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(11)	(8,135)
Suncor Energy, Inc., strike price 34 CAD, expires 5/16/09, broker Towa International Ltd.	(10)	(138)
Tabcorp Holdings Ltd., strike price 7.34 AUD, expires 6/03/09, broker Citigroup Global Markets	(16,900)	(3,872)
TeliaSonera AB, strike price 39.73 SEK, expires 6/10/09, broker UBS Securities LLC	(12,600)	(1,305)
Total SA, strike price 42 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(34)	(244)
Toyota Motor Corp., strike price 3,827 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(3,400)	(8,618)
Vinci SA, strike price 34 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(36)	(6,312)
Wal-Mart Stores, Inc., strike price $53.25, expires 5/15/09, broker Goldman Sachs & Co.	(2,500)	(783)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Wesfarmers Ltd., strike price 20.59 AUD, expires 6/03/09, broker Citigroup Global Markets	(7,300)	$(11,933)

Total Over-the-Counter Call Options Written		(324,097)

Total Options Written (Premiums Received $424,661)—(0.7)%		(490,047)

Total Investments Net of Outstanding Options Written—99.7%		67,160,096
Other Assets in Excess of Liabilities—0.3%		234,524

Net Assets—100.0%		$67,394,620

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$80,933,886

Gross unrealized appreciation	$6,249,577
Gross unrealized depreciation	(19,533,320)

Net unrealized depreciation	$(13,283,743)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Represents the current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	2,749,855	$4,504

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	13,159	CHF	15,000	Citigroup Global Markets	5/05/09	$15
USD	11,930	EUR	9,000	Citigroup Global Markets	5/04/09	22

Total						$37

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$39,039,707	—	$(165,950)
Level 2	28,610,436	$37	(324,097)
Level 3	—	—	—

Total	$67,650,143	$37	$(490,047)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	65

Schedule of Investments April 30, 2009 (Unaudited)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.0%
BHP Billiton Ltd. - ADR	16,700	$803,938
Foster’s Group Ltd.	834,800	3,191,957
Woodside Petroleum Ltd.	40,300	1,108,002

		5,103,897

Austria—0.2%
OMV AG	40,360	1,250,358

Belgium—0.5%
Belgacom SA	86,100	2,502,732

Bermuda—1.2%
Allied World Assurance Co. Holdings Ltd.	36,200	1,344,468
Invesco Ltd.	125,200	1,842,944
Nabors Industries Ltd. (a)	103,400	1,572,714
RenaissanceRe Holdings Ltd.	31,900	1,552,254

		6,312,380

Brazil—1.7%
Banco Bradesco SA - ADR	36,600	449,448
BM&FBOVESPA SA	172,692	710,033
Cia Energetica de Minas Gerais - ADR (b)	192,798	2,901,610
Cia Siderurgica Nacional SA - ADR	83,300	1,542,716
Petroleo Brasileiro SA - ADR	93,000	3,122,010

		8,725,817

Canada—4.8%
Barrick Gold Corp.	111,700	3,234,086
Barrick Gold Corp. (b)	127,000	3,695,700
Bombardier, Inc., Class B	650,000	2,058,996
Canadian Natural Resources Ltd.	64,600	2,978,706
EnCana Corp.	46,100	2,108,153
Husky Energy, Inc.	87,213	2,112,903
Petro-Canada	77,800	2,453,034
Potash Corp. of Saskatchewan, Inc.	18,700	1,617,363
Research In Motion Ltd. (a)	27,500	1,911,250
Royal Bank of Canada	29,500	1,045,714
Talisman Energy, Inc.	107,300	1,345,542

		24,561,447

Cayman Islands—0.5%
Herbalife Ltd.	135,000	2,675,700

China—1.7%
China Construction Bank Corp., Class H	5,537,100	3,196,669
China Life Insurance Co. Ltd., Class H	339,900	1,193,700
Industrial & Commercial Bank of China	5,316,000	3,024,177
PetroChina Co. Ltd. - ADR	18,200	1,581,762

		8,996,308

Finland—1.1%
Fortum Oyj	156,227	3,151,134
Wartsila Oyj, B Shares	72,200	2,380,444

		5,531,578

France—4.4%
Alstom SA	55,500	3,459,732
BNP Paribas	43,500	2,290,009
Compagnie Generale des Etablissements Michelin, Class B	63,000	3,224,870
PPR	22,200	1,700,810
Sanofi-Aventis SA	44,900	2,600,255
Technip SA	68,200	2,929,887
Total SA	73,800	3,692,642
Vivendi	103,600	2,785,708

		22,683,913

Germany—3.7%
Adidas AG	81,500	3,079,262
Allianz SE	20,300	1,873,144
Deutsche Boerse AG	13,300	982,534
Fresenius Medical Care AG & Co. KGaA	90,900	3,527,486
K+S AG	62,700	3,771,836

Common Stocks	Shares	Value

Germany (concluded)
Linde AG	56,300	$4,489,802
ThyssenKrupp AG	61,000	1,305,018

		19,029,082

Hong Kong—2.9%
China Mobile Ltd.	362,400	3,129,408
CNOOC Ltd. - ADR	19,200	2,137,920
Esprit Holdings Ltd.	168,830	1,034,463
Hong Kong Exchanges & Clearing Ltd.	135,350	1,559,013
Hutchison Whampoa Ltd.	423,900	2,496,757
Kerry Properties Ltd.	698,600	2,109,519
New World Development Ltd.	1,927,800	2,521,441

		14,988,521

India—0.6%
State Bank of India Ltd.	118,000	3,045,392

Israel—1.3%
Partner Communications - ADR (b)	418,500	6,800,625

Italy—1.2%
AEM SpA	1,046,488	1,720,102
Assicurazioni Generali SpA	37,300	758,900
Intesa Sanpaolo SpA	428,900	952,512
Parmalat SpA	1,279,200	2,540,647

		5,972,161

Japan—4.8%
Canon, Inc.	79,600	2,382,086
Honda Motor Co. Ltd.	86,100	2,523,327
ITOCHU Corp.	509,100	2,729,817
Konica Minolta Holdings, Inc.	247,500	2,044,486
Nintendo Co. Ltd.	20,700	5,565,425
NSK Ltd.	142,000	629,223
Sumitomo Corp.	330,600	2,877,718
T&D Holdings, Inc.	20,000	597,949
Toyota Motor Corp.	135,500	5,362,923

		24,712,954

Luxembourg—0.4%
ArcelorMittal	93,600	2,207,088

Mexico—0.7%
Fomento Economico Mexicano SAB de CV - ADR	134,200	3,799,202

Netherlands—0.3%
ASML Holding NV	85,900	1,816,785

Norway—1.9%
Fred Olsen Energy ASA	83,600	2,635,442
Orkla ASA	253,300	1,813,401
Yara International ASA	195,600	5,242,214

		9,691,057

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR	53,400	2,449,458

Singapore—2.3%
CapitaLand Ltd.	1,304,603	2,406,605
Singapore Airlines Ltd.	276,000	1,985,016
Singapore Telecommunications Ltd.	2,182,035	3,749,348
United Overseas Bank Ltd.	452,538	3,488,022

		11,628,991

South Korea—0.9%
Samsung Electronics Co. Ltd.	6,700	3,093,773
Samsung Securities Co. Ltd. (a)	28,200	1,445,929

		4,539,702

Spain—0.6%
Banco Santander SA	312,800	3,008,807

Sweden—0.6%
Nordea Bank AB	326,000	2,424,901
Skanska AB, B Shares	73,900	797,088

		3,221,989

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland—2.7%
Alcon, Inc.	27,800	$2,557,878
Nestle SA	150,500	4,905,808
Novartis AG - ADR	57,200	2,168,452
Syngenta AG	15,200	3,245,055
Zurich Financial Services AG	5,100	947,736

		13,824,929

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	335,709	3,548,444

United Kingdom—5.0%
AstraZeneca Plc	64,600	2,261,998
Bellway Plc	127,700	1,345,361
Catlin Group Ltd.	413,000	2,137,240
De La Rue Plc	64,102	908,610
GlaxoSmithKline Plc	142,200	2,190,340
HSBC Holdings Plc	188,700	1,341,933
Imperial Tobacco Group Plc	169,200	3,860,511
Persimmon Plc	255,300	1,423,991
Rio Tinto Plc - ADR	2,950	480,702
Standard Chartered Plc	98,300	1,520,634
Unilever Plc	212,600	4,139,661
Vodafone Group Plc - ADR	235,200	4,315,920

		25,926,901

United States—39.7%
3M Co.	53,500	3,081,600
Allstate Corp. (The)	26,200	611,246
Altera Corp.	178,000	2,903,180
Altria Group, Inc. (b)	299,800	4,895,734
Ameriprise Financial, Inc.	46,600	1,227,910
Amgen, Inc. (a)(b)	117,500	5,695,225
Anadarko Petroleum Corp.	36,300	1,563,078
Analog Devices, Inc.	129,500	2,755,760
Aon Corp.	101,500	4,283,300
Apple, Inc. (a)	21,900	2,755,677
Applied Materials, Inc.	95,900	1,170,939
Arch Coal, Inc.	81,200	1,134,364
AvalonBay Communities, Inc. - REIT	18,687	1,061,609
Bank of America Corp.	162,000	1,446,660
Bank of New York Mellon Corp. (The)	67,400	1,717,352
Becton Dickinson & Co.	79,800	4,826,304
Boston Properties, Inc. - REIT	22,600	1,116,892
Bristol-Myers Squibb Co.	110,000	2,112,000
Broadcom Corp. (a)	150,000	3,478,500
Campbell Soup Co.	79,000	2,031,880
Charles Schwab Corp. (The)	87,300	1,613,304
Chesapeake Energy Corp.	124,800	2,459,808
Chevron Corp.	21,600	1,427,760
Cisco Systems, Inc. (a)	55,200	1,066,464
Colgate-Palmolive Co.	33,900	2,000,100
Comcast Corp., Class A	204,000	3,153,840
ConocoPhillips	22,000	902,000
Consol Energy, Inc.	101,700	3,181,176
Corning, Inc.	86,400	1,263,168
CVS Caremark Corp.	103,900	3,301,942
Diamond Offshore Drilling, Inc.	24,000	1,737,840
Eagle Bulk Shipping, Inc. (c)	467,760	3,049,795
ExxonMobil Corp.	65,000	4,333,550
FPL Group, Inc.	30,100	1,619,079
Freeport-McMoRan Copper & Gold, Inc.	52,800	2,251,920
General Electric Co.	135,000	1,707,750
Genzyme Corp. (a)	48,400	2,581,172
Goldman Sachs Group, Inc. (The)	25,300	3,251,050
Google, Inc., Class A(a)	9,600	3,801,312
Greenhill & Co., Inc.	18,500	1,434,305
H.J. Heinz Co.	70,000	2,409,400

Common Stocks	Shares	Value

United States (concluded)
Halliburton Co.	170,700	$3,451,554
Helmerich & Payne, Inc.	71,200	2,194,384
Hess Corp.	30,000	1,643,700
Hewlett-Packard Co.	53,600	1,928,528
Hudson City Bancorp, Inc.	43,100	541,336
Intel Corp. (b)	229,700	3,624,666
IntercontinentalExchange, Inc. (a)	24,700	2,163,720
International Business Machines Corp.	33,900	3,498,819
J.M. Smucker Co. (The)	59,868	2,358,799
JPMorgan Chase & Co.	101,300	3,342,900
Kellogg Co.	70,500	2,968,755
Kohl’s Corp. (a)(b)	54,200	2,457,970
Linear Technology Corp.	76,900	1,674,882
McDonald’s Corp.	62,500	3,330,625
Medco Health Solutions, Inc. (a)	70,300	3,061,565
Medtronic, Inc.	101,100	3,235,200
MetLife, Inc.	18,300	544,425
Microsoft Corp.	143,200	2,901,232
Molson Coors Brewing Co., Class B	67,000	2,562,750
Morgan Stanley	47,100	1,113,444
Motorola, Inc.	180,000	995,400
NASDAQ OMX Group, Inc. (The) (a)	72,700	1,398,021
Newmont Mining Corp.	83,500	3,360,040
Nucor Corp.	65,100	2,648,919
Occidental Petroleum Corp.	95,000	5,347,550
Pfizer, Inc.	391,300	5,227,768
Procter & Gamble Co. (The)	34,943	1,727,582
Qualcomm, Inc.	65,500	2,771,960
Qwest Communications International, Inc.	1,090,500	4,242,045
T. Rowe Price Group, Inc.	38,300	1,475,316
Target Corp.	79,300	3,271,918
Texas Instruments, Inc.	60,100	1,085,406
U.S. Bancorp	67,000	1,220,740
Ultra Petroleum Corp. (a)	78,600	3,364,080
Wal-Mart Stores, Inc.	60,100	3,029,040
Walt Disney Co. (The)	133,800	2,930,220
Weatherford International Ltd. (a)	272,500	4,531,675
Wells Fargo & Co.	90,700	1,814,907
Wyeth	85,200	3,612,480
Yum! Brands, Inc.	106,500	3,551,775

		204,622,041

Total Common Stocks—87.9%		453,178,259

Preferred Stocks

Brazil—0.3%
Usinas Siderurgicas de Minas Gerais SA, 1.21%	98,200	1,456,659

Exchange-Traded Funds

United States—5.3%
iShares MSCI EAFE Index Fund	309,700	12,982,624
iShares MSCI Emerging Markets Index Fund	51,500	1,475,475
SPDR Trust Series 1	145,150	12,707,883

Total Exchange-Traded Funds—5.3%		27,165,982

Total Long-Term Investments (Cost—$597,765,018)—93.5%		481,800,900

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	67

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares/Beneficial Interest	Value

Money Market Funds—5.1%
BlackRock Liquidity Funds, TempFund, 0.64% (d)(e)	25,295,154	$25,295,154
BlackRock Liquidity Series, LLC, Money Market Series, 0.80% (d)(e)(f)	863,850	863,850

Total Money Market Funds		26,159,004

	Principal Amount

U.S. Government and Agency Sponsored Discount Notes—0.2%
Federal Home Loan Bank Discount Notes, 0.10%, 5/01/09 (a)(g)	$1,200,000	1,200,000

Total Short-Term Securities (Cost—$27,359,004)—5.3%		27,359,004

Total Investments Before Outstanding Options Written (Cost—$625,124,022*)—98.8%		509,159,904

Options Written	Contracts

Exchange-Traded Call Options Written—(1.6)%
3M Co., strike price $60, expires 7/20/09	(270)	(56,700)
Alcon, Inc., strike price $95, expires 8/24/09	(168)	(84,000)
Allied World Assurance Co., strike price $40, expires 5/18/09	(272)	(10,880)
Allstate Corp., strike price $25, expires 5/18/09	(145)	(10,512)
Allstate Corp., strike price $27.50, expires 5/18/09	(12)	(240)
Altera Corp., strike price $19, expires 6/22/09	(580)	(8,700)
Altera Corp., strike price $20, expires 5/18/09	(415)	(2,075)
Amerprise Financial, Inc., strike price $25, expires 5/18/09	(280)	(63,000)
Amgen, Inc., strike price $50, expires 5/18/09	(60)	(4,590)
Amgen, Inc., strike price $50, expires 6/22/09	(120)	(22,560)
Amgen, Inc., strike price $57.50, expires 5/18/09	(125)	(562)
Amgen, Inc., strike price $57.50, expires 7/20/09	(400)	(31,600)
Anadarko Petroleum Corp., strike price $46, expires 6/22/09	(220)	(39,600)
Analog Devices, Inc., strike price $22.50, expires 5/18/09	(650)	(9,750)
Aon Corp., strike price $45, expires 7/20/09	(150)	(19,500)
Apple, Inc., strike price $125, expires 6/22/09	(219)	(165,893)
Applied Materials, Inc., strike price $13, expires 7/20/09	(570)	(44,175)
ArcelorMittal, strike price $27.50, expires 6/22/09	(245)	(28,787)
Arch Coal, Inc., strike price $17.50, expires 5/18/09	(450)	(4,500)
AvalonBay Communities, Inc. - REIT, strike price $60, expires 5/18/09	(65)	(13,325)
AvalonBay Communities, Inc. - REIT, strike price $65, expires 6/22/09	(45)	(12,600)
Banco Bradesco SA - ADR, strike price $12.50, expires 5/18/09	(150)	(7,125)
Banco Bradesco SA - ADR, strike price $12.50, expires 6/22/09	(70)	(7,350)
Bank of America Corp., strike price $10, expires 5/18/09	(1,525)	(74,725)
Bank of New York Mellon Corp., strike price $30, expires 6/22/09	(400)	(38,000)
Barrick Gold Corp., strike price $37.50, expires 5/18/09	(780)	(3,900)
Becton Dickinson & Co., strike price $70, expires 5/18/09	(225)	(2,250)
Becton Dickinson & Co., strike price $75, expires 6/22/09	(250)	(3,750)
BHP Billiton Ltd. - ADR, strike price $50, expires 5/18/09	(43)	(4,945)
BHP Billiton Ltd. - ADR, strike price $50, expires 6/22/09	(14)	(3,815)
BHP Billiton Ltd. - ADR, strike price $55, expires 5/18/09	(43)	(645)
Boston Properties, Inc. - REIT, strike price $50, expires 7/20/09	(130)	(74,100)
Bristol-Myers Squibb Co., strike price $21, expires 6/22/09	(380)	(12,920)
Bristol-Myers Squibb Co., strike price $22.50, expires 6/22/09	(275)	(3,300)
Broadcom Corp., strike price $19, expires 5/18/09	(225)	(96,750)
Broadcom Corp., strike price $21, expires 5/18/09	(625)	(159,375)
Campbell Soup Co., strike price $27.50, expires 5/18/09	(790)	(7,900)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Canadian Natural Resources Ltd., strike price $45, expires 5/18/09	(355)	$(96,738)
Canadian Natural Resources Ltd., strike price $48, expires 5/18/09	(30)	(3,825)
Canadian Natural Resources Ltd., strike price $55, expires 6/22/09	(261)	(20,227)
Charles Schwab Corp., strike price $17.50, expires 5/18/09	(150)	(18,000)
Charles Schwab Corp., strike price $19, expires 6/22/09	(375)	(40,313)
Chesapeake Energy Corp., strike price $21, expires 6/22/09	(377)	(47,125)
Chesapeake Energy Corp., strike price $22.50, expires 5/18/09	(340)	(7,650)
Chesapeake Energy Corp., strike price $25, expires 5/18/09	(30)	(225)
Chevron Corp., strike price $75, expires 6/22/09	(216)	(8,640)
Cia Energetica de Minas Gerais - ADR, strike price $15, expires 6/22/09	(800)	(104,000)
Cisco Systems, Inc., strike price $18, expires 5/18/09	(35)	(5,512)
Cisco Systems, Inc., strike price $19, expires 6/22/09	(290)	(38,860)
CNOOC Ltd. - ADR, strike price $105, expires 6/22/09	(110)	(116,600)
CNOOC Ltd. - ADR, strike price $110, expires 5/18/09	(5)	(2,600)
Colgate-Palmolive Co., strike price $60, expires 5/18/09	(185)	(17,575)
Comcast Corp. - Class A, strike price $15, expires 5/18/09	(1,100)	(99,000)
Comcast Corp. - Class A, strike price $16, expires 5/18/09	(125)	(4,687)
ConocoPhillips, strike price $60, expires 5/18/09	(220)	(660)
Consol Energy, Inc., strike price $30, expires 6/22/09	(610)	(213,500)
Corning, Inc., strike price $16, expires 5/18/09	(500)	(8,750)
CVS Caremark Corp., strike price $30, expires 5/18/09	(205)	(46,125)
CVS Caremark Corp., strike price $31, expires 6/22/09	(418)	(91,960)
Diamond Offshore Drilling, Inc., strike price $73.13, expires 5/18/09	(240)	(53,400)
Eagle Bulk Shipping, Inc., strike price $10, expires 6/22/09	(480)	(7,200)
Eagle Bulk Shipping, Inc., strike price $7.50, expires 6/22/09	(1,150)	(71,875)
Fomento Economico Mexicano SAB de CV - ADR, strike price $30, expires 7/20/09	(520)	(93,600)
FPL Group, Inc., strike price $50, expires 6/22/09	(300)	(138,000)
Freeport-McMoRan Copper & Gold, Inc., strike price $45, expires 5/18/09	(243)	(27,094)
Freeport-McMoRan Copper & Gold, Inc., strike price $50, expires 5/18/09	(285)	(7,125)
Genzyme Corp., strike price $57.50, expires 6/22/09	(290)	(39,875)
Goldman Sachs Group, Inc., strike price $125, expires 5/18/09	(79)	(51,350)
Goldman Sachs Group, Inc., strike price $125, expires 6/22/09	(55)	(58,438)
Goldman Sachs Group, Inc., strike price $140, expires 5/18/09	(27)	(2,376)
Goldman Sachs Group, Inc., strike price $145, expires 5/18/09	(28)	(1,106)
Google, Inc., strike price $380, expires 5/18/09	(10)	(20,750)
Google, Inc., strike price $380, expires 6/22/09	(25)	(71,125)
Google, Inc., strike price $400, expires 6/22/09	(21)	(35,700)
Greenhill & Co., strike price $80, expires 5/18/09	(185)	(43,938)
H.J. Heinz Co., strike price $35, expires 6/22/09	(700)	(87,500)
Halliburton Co., strike price $21, expires 6/22/09	(450)	(49,275)
Halliburton Co., strike price $22.50, expires 7/20/09	(345)	(31,222)
Helmerich & Payne, Inc., strike price $30, expires 5/18/09	(400)	(87,000)
Hess Corp., strike price $65, expires 5/18/09	(180)	(2,700)
Hewlett-Packard Co., strike price $35, expires 5/18/09	(30)	(4,875)
Hewlett-Packard Co., strike price $39, expires 6/22/09	(290)	(26,100)
Hudson City Bancorp, strike price $12.50, expires 5/18/09	(130)	(6,500)
Intel Corp., strike price $16, expires 6/22/09	(1,150)	(87,400)
IntercontinentalExchange, Inc., strike price $85, expires 5/18/09	(150)	(88,500)
IntercontinentalExchange, Inc., strike price $90, expires 6/22/09	(35)	(22,400)
International Business Machines Corp., strike price $105, expires 6/22/09	(339)	(122,040)

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (continued)
Invesco Ltd., strike price $17.50, expires 5/18/09	(65)	$(1,137)
Invesco Ltd., strike price $17.50, expires 7/20/09	(680)	(59,500)
iShares MSCI EAFE Index Fund, strike price $41, expires 5/18/09	(3,097)	(534,233)
iShares MSCI Emerging Markets Index Fund, strike price $27, expires 5/18/09	(515)	(107,893)
J.M. Smuckers Co., strike price $40, expires 5/18/09	(330)	(17,325)
JPMorgan Chase & Co., strike price $32, expires 5/18/09	(335)	(79,898)
JPMorgan Chase & Co., strike price $34, expires 6/22/09	(275)	(75,213)
Kellogg Co., strike price $40, expires 5/18/09	(705)	(162,150)
Kohl’s Corp., strike price $46, expires 6/22/09	(320)	(85,600)
Linear Technology Corp., strike price $24, expires 6/22/09	(559)	(18,167)
Linear Technology Corp., strike price $25, expires 5/18/09	(210)	(1,050)
McDonald’s Corp., strike price $57.50, expires 5/18/09	(90)	(1,125)
McDonald’s Corp., strike price $57.50, expires 6/22/09	(335)	(19,262)
McDonald’s Corp., strike price $60, expires 6/22/09	(200)	(4,500)
Medco Health Solutions, Inc., strike price $45, expires 5/18/09	(422)	(27,430)
Medtronic, Inc., strike price $32.50, expires 5/18/09	(500)	(32,500)
Molson Coors Brewing Co. - Class B, strike price $35, expires 5/18/09	(370)	(135,050)
Morgan Stanley, strike price $26, expires 5/18/09	(20)	(900)
Morgan Stanley, strike price $27, expires 6/22/09	(260)	(27,950)
Motorola, Inc., strike price $5, expires 5/18/09	(1,100)	(67,100)
NASDAQ OMX Group, Inc. (The), strike price $20, expires 6/22/09	(430)	(63,425)
Newmont Mining Corp., strike price $45, expires 6/22/09	(170)	(18,445)
Novartis AG - ADR, strike price $40, expires 5/18/09	(310)	(6,200)
Nucor Corp., strike price $47, expires 6/22/09	(390)	(39,000)
Occidental Petroleum Corp., strike price $60, expires 5/18/09	(430)	(23,650)
Partner Communications - ADR, strike price $17.50, expires 5/18/09	(1,200)	(36,000)
Petro-Canada, strike price $30, expires 6/22/09	(460)	(149,500)
Petro-Canada, strike price $35, expires 5/18/09	(318)	(9,540)
PetroChina Co. Ltd. - ADR, strike price $90, expires 5/18/09	(100)	(18,000)
Petroleo Brasileiro SA - ADR, strike price $34, expires 6/22/09	(650)	(156,000)
Petroleo Brasileiro SA - ADR, strike price $35, expires 5/18/09	(280)	(23,100)
Pfizer, Inc., strike price $14, expires 6/22/09	(1,563)	(55,487)
Pfizer, Inc., strike price $15, expires 5/18/09	(1,150)	(2,300)
Pfizer, Inc., strike price $15, expires 6/22/09	(1,200)	(15,600)
Philippine Long Distance Telephone Co. - ADR, strike price $45, expires 5/18/09	(315)	(53,550)
Potash Corp. of Saskatchewan, Inc., strike price $100, expires 6/22/09	(73)	(19,162)
Potash Corp. of Saskatchewan, Inc., strike price $95, expires 5/18/09	(40)	(3,800)
Procter & Gamble Co. (The), strike price $50, expires 5/18/09	(45)	(4,275)
Procter & Gamble Co. (The), strike price $55, expires 7/20/09	(160)	(10,400)
QUALCOMM, Inc., strike price $42, expires 6/22/09	(395)	(95,393)
Research In Motion Ltd., strike price $50, expires 5/18/09	(150)	(292,125)
Rio Tinto Plc - ADR, strike price $130, expires 5/18/09	(15)	(51,075)
Rio Tinto Plc - ADR, strike price $150, expires 6/22/09	(3)	(7,200)
SPDR Trust Series 1, strike price $85, expires 5/18/09	(891)	(322,988)
SPDR Trust Series 1, strike price $87, expires 5/18/09	(560)	(134,120)
T. Rowe Price Group, Inc., strike price $30, expires 5/18/09	(210)	(180,600)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 5/18/09	(275)	(20,625)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, strike price $10, expires 6/22/09	(1,750)	(175,000)
Talisman Energy, Inc., strike price $12.50, expires 5/18/09	(635)	(33,337)
Target Corp., strike price $42.50, expires 7/20/09	(125)	(37,688)
Ultra Petroleum Corp., strike price $45, expires 6/22/09	(400)	(85,000)
US Bancorp, strike price $17.50, expires 5/18/09	(657)	(113,333)

Options Written	Contracts	Value

Exchange-Traded Call Options Written (concluded)
Vodafone Group Plc - ADR, strike price $20, expires 5/18/09	(540)	$(5,400)
Wal-Mart Stores, Inc., strike price $55, expires 6/22/09	(200)	(11,100)
Walt Disney Co. (The), strike price $20, expires 5/18/09	(220)	(48,400)
Walt Disney Co. (The), strike price $21, expires 5/18/09	(61)	(8,845)
Walt Disney Co. (The), strike price $21, expires 6/22/09	(525)	(105,000)
Weatherford International Ltd., strike price $12.50, expires 5/18/09	(1,180)	(483,800)
Weatherford International Ltd., strike price $16, expires 6/22/09	(450)	(85,500)
Wells Fargo & Co., strike price $18, expires 5/18/09	(740)	(222,000)
Wells Fargo & Co., strike price $22.50, expires 5/18/09	(67)	(4,857)
Yum! Brands, Inc., strike price $30, expires 5/18/09	(460)	(165,600)
Yum! Brands, Inc., strike price $33, expires 7/20/09	(175)	(47,250)

Total Exchange-Traded Call Options Written		(8,367,088)

Exchange-Traded Put Options Written—(0.0)%
Anadarko Petroleum Corp., strike price $40, expires 5/18/09	(370)	(31,450)
eBay, Inc., strike price $16, expires 5/18/09	(930)	(35,340)
iShares MSCI EAFE Index Fund, strike price $36, expires 6/22/09	(305)	(16,775)
iShares MSCI EAFE Index Fund, strike price $37, expires 5/18/09	(2,500)	(37,500)
iShares MSCI EAFE Index Fund, strike price $38, expires 5/18/09	(250)	(5,625)
SPDR Trust Series 1, strike price $75, expires 5/18/09	(37)	(703)
SPDR Trust Series 1, strike price $79, expires 5/18/09	(1,450)	(63,075)

Total Exchange-Traded Put Options Written		(190,468)

Over-the-Counter Call Options Written—(1.8)%
Adidas AG, strike price 26.80 EUR, expires 6/10/09, broker UBS Securities LLC	(3,900)	(13,547)
Adidas AG, strike price 27 EUR, expires 5/27/09, broker Credit Suisse	(45,000)	(140,283)
AEM SpA, strike price 1.21 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(314,000)	(32,674)
Aem SpA, strike price 1.21 EUR, expires 6/10/09, broker UBS Securities LLC	(314,000)	(32,040)
Allianz SE, strike price 65.20 EUR, expires 5/27/09, broker UBS Securities LLC	(12,000)	(102,824)
Alstom SA, strike price 41.92 EUR, expires 6/10/09, broker Citigroup Global Markets	(17,200)	(145,894)
Alstom SA, strike price 48.63 EUR, expires 6/23/09, broker Citigroup Global Markets	(16,100)	(61,743)
Altria Group, Inc., strike price $16.39, expires 5/15/09, broker UBS Securities LLC	(60,000)	(18,336)
Altria Group, Inc., strike price $17.24, expires 6/25/09, broker Citigroup Global Markets	(120,000)	(31,368)
Analog Devices, Inc., strike price $21.54, expires 6/9/09, broker Credit Suisse	(12,500)	(9,624)
Aon Corp., strike price $42.50, expires 5/22/09, broker Barclays Capital, Inc.	(150)	(21,092)
Aon Corp., strike price $43, expires 6/25/09, broker Barclays Capital, Inc.	(460)	(79,189)
ArcelorMittal, strike price $25, expires 5/22/09, broker Jefferies & Co., Inc.	(280)	(53,110)
ASML Holding NV, strike price $17.09, expires 5/13/09, broker Deutsche Bank	(50,000)	(203,210)
Assicurazioni Generali SpA, strike price 13.25 EUR, expires 6/10/09, broker Citigroup Global Markets	(11,100)	(39,469)
Assicurazioni Generali SpA, strike price 15 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(111)	(11,598)
AstraZeneca Plc, strike price 24.90 GBP, expires 6/10/09, broker Citigroup Global Markets	(25,800)	(21,477)
AstraZeneca Plc, strike price 25.50 GBP, expires 6/02/09, broker Morgan Stanley & Co., Inc.	(38,800)	(17,817)
Banco Santander SA, strike price 5.79 EUR, expires 6/10/09, broker UBS Securities LLC	(64,800)	(133,252)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	69

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Banco Santander SA, strike price 6.75 EUR, expires 7/7/09, broker Goldman Sachs & Co.	(55,000)	$(60,720)
Banco Santander SA, strike price 6.80 EUR, expires 6/10/09, broker Citigroup Global Markets	(15,500)	(14,368)
Banco Santander SA, strike price 6.97 EUR, expires 5/27/09, broker UBS Securities LLC	(52,500)	(36,426)
Banco Santander SA, strike price 7 EUR, expires 6/17/09, broker UBS Securities LLC	(125,000)	(100,771)
Barrick Gold Corp., strike price 48 CAD, expires 5/16/09, broker Towa International Ltd.	(310)	(4,157)
Belgacom SA, strike price 25.12 EUR, expires 5/27/09, broker Citigroup Global Markets	(25,800)	(2,612)
Belgacom SA, strike price 25.12 EUR, expires 6/10/09, broker Citigroup Global Markets	(25,900)	(1,417)
Bellway Plc, strike price 7.21 GBP, expires 5/27/09, broker UBS Securities LLC	(76,500)	(41,318)
BNP Paribas, strike price 39.38 EUR, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(24,000)	(108,769)
Bombardier, Inc. - Class B, strike price 3.50 CAD, expires 5/16/09, broker National Bank Financial	(1,800)	(46,761)
Cannon, Inc., strike price 3,074.50 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(28,000)	(40,814)
Cannon, Inc., strike price 3,233.14 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(19,700)	(18,927)
CapitaLand Ltd., strike price 2.56 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(624,000)	(131,626)
CapitaLand Ltd., strike price 2.82 SGD, expires 6/03/09, broker Credit Suisse	(159,000)	(20,159)
Catlin Group Ltd., strike price 3.41 GBP, expires 5/7/09, broker UBS Securities LLC	(112,500)	(25,572)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/6/09, broker Goldman Sachs & Co.	(56,100)	(2,999)
Catlin Group Ltd., strike price 3.72 GBP, expires 5/27/09, broker Goldman Sachs & Co.	(56,100)	(10,890)
China Construction Bank Corp. - Class H, strike price 4.16 HKD, expires 5/20/09, broker Credit Suisse	(1,384,000)	(71,617)
China Construction Bank Corp. - Class H, strike price 4.91 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(1,938,000)	(30,908)
China Construction Bank Corp. - Class H, strike price 4.93 HKD, expires 6/10/09, broker Credit Suisse	(831,000)	(15,641)
China Life Insurance Co. - Class H, strike price 24.45 HKD, expires 5/12/09, broker Credit Suisse	(102,000)	(38,267)
China Life Insurance Co. - Class H, strike price 28.55 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(102,000)	(14,828)
China Mobile Ltd., strike price 73.50 HKD, expires 6/03/09, broker JPMorgan Chase Securities	(200,400)	(30,279)
China Mobile Ltd., strike price 75.91 HKD, expires 5/20/09, broker Credit Suisse	(162,000)	(6,592)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 6/22/09, broker Goldman Sachs & Co.	(40,500)	(20,521)
Cia Energetica de Minas Gerais - ADR, strike price $16.12, expires 7/01/09, broker Goldman Sachs & Co.	(40,500)	(36,519)
Cia Siderurgica Nacional SA - ADR, strike price $15, expires 5/7/09, broker Barclays Capital, Inc.	(500)	(176,000)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 36 EUR, expires 5/15/09, broker	(115)	(55,084)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 37.14 EUR, expires 7/7/09, broker	(17,300)	(109,758)
Compagnie Generale Des Etablissements Michelin - Class B, strike price 37.50 EUR, expires 5/15/09, broker	(9,000)	(30,561)
De La Rue Plc, strike price 10.06 GBP, expires 6/10/09, broker UBS Securities LLC	(14,000)	(3,349)
De La Rue Plc, strike price 9.40 GBP, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(25,100)	(14,809)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
De La Rue Plc, strike price 9.40 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(25,000)	$(18,756)
Deutche Borse AG, strike price 45 EUR, expires 5/15/09, broker Morgan Stanley & Co., Inc.	(45)	(60,667)
Deutche Borse AG, strike price 49.47 EUR, expires 6/02/09, broker Citigroup Global Markets	(3,500)	(30,947)
Eagle Bulk Shipping, Inc., strike price $8.50, expires 5/12/09, broker Jefferies & Co., Inc.	(480)	(1,771)
Eagles Bulk Shipping, Inc., strike price $9, expires 6/25/09, broker UBS Securities LLC	(70,000)	(14,532)
EnCana Corp., strike price $48.09, expires 5/29/09, broker Goldman Sachs & Co.	(46,100)	(43,140)
Esprit Holdings Ltd., strike price 46.66 HKD, expires 5/20/09, broker Credit Suisse	(56,000)	(23,878)
Esprit Holdings Ltd., strike price 52.39 HKD, expires 7/14/09, broker JPMorgan Chase Securities	(45,000)	(14,241)
ExxonMobil Corp., strike price $71, expires 5/29/09, broker UBS Securities LLC	(65,000)	(39,904)
Fomento Economico Mexicano SAB de CV - ADR, strike price $27.50, expires 5/21/09, broker Barclays Capital, Inc.	(215)	(32,600)
Fomento Economico Mexicano SAB de CV - ADR, strike price $29.58, expires 6/19/09, broker UBS Securities LLC	(7,700)	(9,947)
Fortum Oyj, strike price 14.27 EUR, expires 6/10/09, broker Citigroup Global Markets	(36,900)	(68,303)
Fortum Oyj, strike price 14.88 EUR, expires 6/17/09, broker UBS Securities LLC	(57,000)	(82,535)
Foster’s Group Ltd., strike price 5.22 AUD, expires 6/03/09, broker Citigroup Global Markets	(250,000)	(34,678)
Fred Olsen Energy ASA, strike price 198.42 NOK, expires 6/10/09, broker Goldman Sachs & Co.	(21,200)	(50,501)
Fred Olsen Energy ASA, strike price 204.01 NOK, expires 7/7/09, broker UBS Securities LLC	(29,000)	(67,986)
Fresenius Medical Care AG & Co. KGaA, strike price 29.66 EUR, expires 6/10/09, Broker Morgan Stanley & Co.	(33,000)	(42,977)
Fresenius Medical Care AG & Co. KGaA, strike price 30.57 EUR, expires 6/30/09, broker Deutsche Bank	(21,500)	(26,205)
General Electric Co., strike price $13.17, expires 7/10/09, broker UBS Securities LLC	(81,500)	(75,934)
GlaxoSmithKline Plc, strike price 10.26 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(142,200)	(129,690)
Halliburton Co., strike price $20, expires 5/6/09, broker Jefferies & Co., Inc.	(125)	(7,176)
Halliburton Co., strike price $21, expires 5/12/09, broker Jefferies & Co., Inc.	(100)	(3,992)
Herbalife Ltd., strike price $21.25, expires 8/21/09, broker Goldman Sachs & Co.	(81,000)	(148,846)
Honda Motor Co. Ltd., strike price 3,083.91 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(51,700)	(71,673)
Hong Kong Exchanges and Clearing Ltd., strike price 67.64 HKD, expires 5/20/09, broker JPMorgan Chase Securities	(74,000)	(206,781)
Hong Kong Exchanges and Clearing Ltd., strike price 87.94 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(7,200)	(6,345)
HSBC Holdings Plc, strike price 4.53 GBP, expires 6/10/09, broker Citigroup Global Markets	(79,900)	(59,178)
HSBC Holdings Plc, strike price 5.23 GBP, expires 5/15/09, broker Goldman Sachs & Co.	(29)	(4,213)
Hudson City Bancorp, strike price $12.25, expires 6/18/09, broker Goldman Sachs & Co.	(13,000)	(11,019)
Husky Energy, Inc., strike price 31.21 CAD, expires 6/19/09, broker Citigroup Global Markets	(48,000)	(42,200)

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Husky Energy, Inc., strike price 32 CAD, expires 7/18/09, broker National Bank Financial	(45)	$(1,980)
Hutchison Whampoa Ltd., strike price 48.72 HKD, expires 7/14/09, broker Deutsche Bank	(275,000)	(48,817)
Imperial Tobacco Group Plc, strike price 16.09 GBP, expires 6/10/09, broker UBS Securities LLC	(76,200)	(48,752)
Imperial Tobacco Group Plc, strike price 17.50 GBP, expires 5/27/09, broker UBS Securities LLC	(93,000)	(6,123)
Industrial & Commercial Bank of China, strike price 3.83 HKD, expires 6/03/09, broker Credit Suisse	(2,000,000)	(165,512)
Industrial & Commercial Bank of China, strike price 4.42 HKD, expires 6/10/09, broker JPMorgan Chase Securities	(2,000,000)	(76,737)
Intel Corp., strike price $15.50, expires 5/12/09, broker Jefferies & Co., Inc.	(230)	(17,071)
Intesa Sanpaolo SpA, strike price 1.76 EUR, expires 6/23/09, broker Citigroup Global Markets	(129,000)	(12,340)
ITOCHU Corp., strike price 477.22 JPY, expires 5/20/09, broker Credit Suisse	(160,000)	(94,347)
ITOCHU Corp., strike price 554.27 JPY, expires 6/03/09, broker Deutsche Bank	(145,000)	(33,633)
K&S AG, strike price 36.57 EUR, expires 5/15/09, broker UBS Securities LLC	(18,000)	(205,949)
K&S AG, strike price 37.62 EUR, expires 5/27/09, broker Goldman Sachs & Co.	(21,000)	(211,301)
Kerry Properties Ltd., Strike Price $15.829, Expires 5/20/09, Broker Goldman Sachs & Co., strike price 15.83 HKD, expires 5/20/09	(384,000)	(375,269)
Konica Minolta Holdings, Inc., strike price 1,039.72 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(74,000)	(7,687)
Konica Minolta Holdings, Inc., strike price 880.74 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(74,500)	(30,111)
Linde AG, strike price 57.83 EUR, expires 7/7/09, broker UBS Securities LLC	(33,700)	(215,905)
Medtronic, Inc., strike price $34, expires 6/01/09, broker Jefferies & Co., Inc.	(105)	(5,669)
MetLife, Inc., strike price $30, expires 6/01/09, broker Jefferies & Co., Inc.	(110)	(28,191)
Microsoft Corp., strike price $18.93, expires 5/15/09, broker Goldman Sachs & Co.	(62,000)	(89,187)
Microsoft Corp., strike price $20, expires 6/10/09, broker UBS Securities LLC	(24,000)	(24,276)
Nabors Industries Ltd., strike price $18.50, expires 6/25/09, broker UBS Securities LLC	(62,000)	(21,830)
Nestle SA, strike price 39.87 CHF, expires 6/10/09, broker Citigroup Global Markets	(90,000)	(27,778)
New World Development Ltd., strike price 7.58 HKD, expires 5/20/09, broker Goldman Sachs & Co.	(636,000)	(209,601)
New World Development Ltd., strike price 9.47 HKD, expires 6/03/09, broker Goldman Sachs & Co.	(520,500)	(75,684)
Newmont Mining Corp., strike price $50, expires 5/13/09, broker Credit Suisse	(17,500)	(74)
Nintendo Co. Ltd., strike price 30,228.65 JPY, expires 6/03/09, broker Goldman Sachs & Co.	(2,400)	(13,983)
Nintendo Co. Ltd., strike price 30,490.90 JPY, expires 5/20/09, broker Credit Suisse	(10,000)	(26,376)
Nordea Bank AB, strike price 46.46 SEK, expires 6/10/09, broker Morgan Stanley & Co., Inc.	(137,800)	(239,501)
Novartis AG - ADR, strike price 43 CHF, expires 6/19/09, broker Goldman Sachs & Co.	(262)	(38,656)
Occidental Petroleum Corp., strike price $63, expires 6/19/09, broker Goldman Sachs & Co.	(52,000)	(53,919)
OMV AG, strike price 26.45 EUR, expires 6/10/09, broker Goldman Sachs & Co.	(24,200)	(25,132)
Orkla ASA, strike price 47.41 NOK, expires 6/02/09, broker UBS Securities LLC	(71,500)	(28,160)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (continued)
Orkla ASA, strike price 47.58 NOK, expires 6/10/09, broker UBS Securities LLC	(80,000)	$(33,821)
Paramalat SpA, strike price 1.50 EUR, expires 5/7/09, broker UBS Securities LLC	(369,000)	(10,384)
Paramalat SpA, strike price 1.58, expires 6/10/09, broker UBS Securities LLC	(398,500)	(11,401)
Partner Communications - ADR, strike price $18.81, expires 7/17/09, broker UBS Securities LLC	(130,000)	(41,574)
Persimmon Plc, strike price 3.60 GBP, expires 5/27/09, broker JPMorgan Chase Securities	(153,000)	(86,212)
PPR, strike price 59.77 EUR, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(7,000)	(38,784)
PPR, strike price 60 EUR, expires 5/15/09, broker Goldman Sachs & Co.	(63)	(7,414)
Qwest Communications International, Inc., strike price $3.58, expires 5/12/09, broker Goldman Sachs & Co.	(834,000)	(397,067)
RenaissanceRe Holdings Ltd., strike price $53.50, expires 5/21/09, broker Barclays Capital, Inc.	(180)	(7,567)
Royal Bank of Canada, strike price 44 CAD, expires 6/20/09, broker National Bank Financial	(175)	(22,731)
Samsung Electronics Co. Ltd., strike price 524,038.92 KRW, expires 5/20/09, broker Goldman Sachs & Co.	(3,700)	(203,618)
Samsung Electronics Co. Ltd., strike price 614,250 KRW, expires 5/20/09, broker Credit Suisse	(1,300)	(13,537)
Samsung Securities Co. Ltd., strike price 65,645.95 KRW, expires 6/03/09, broker Goldman Sachs & Co.	(17,000)	(48,175)
Sanofi-Aventis SA, strike price 43.55 EUR, expires 6/23/09, broker Morgan Stanley & Co., Inc.	(26,900)	(75,059)
Singapore Airlines Ltd., strike price 10.32 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(136,000)	(53,896)
Singapore Airlines Ltd., strike price 10.93 SGD, expires 6/03/09, broker JPMorgan Chase Securities	(140,000)	(28,623)
Singapore Telecommunications Ltd., strike price 2.54 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(160,000)	(11,338)
Singapore Telecommunications Ltd., strike price 2.63 SGD, expires 6/03/09, broker Goldman Sachs & Co.	(1,149,000)	(51,468)
Standard Chartered Plc, strike price 10.70 GBP, expires 7/7/09, broker Morgan Stanley & Co., Inc.	(23,200)	(39,281)
Standard Chartered Plc, strike price 9.32 GBP, expires 6/02/09, broker Deutsche Bank	(35,800)	(91,728)
Sumitomo Corp., strike price 856.90 JPY, expires 5/12/09, broker Deutsche Bank	(99,200)	(31,066)
Sumitomo Corp., strike price 986.35 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(99,100)	(11,856)
Syngenta AG, strike price 250.36 CHF, expires 7/7/09, broker Deutsche Bank	(9,100)	(100,936)
T&D Holdings, Inc., strike price 2,570.25 JPY, expires 5/12/09, broker Deutsche Bank	(6,000)	(26,098)
T&D Holdings, Inc., strike price 2,926.44 JPY, expires 6/03/09, broker UBS Securities LLC	(6,000)	(19,662)
Target Corp., strike price $43.50, expires 6/16/09, broker UBS Securities LLC	(350)	(67,514)
Technip SA, strike price 29.24 EUR, expires 5/7/09, broker UBS Securities LLC	(41,000)	(182,369)
Texas Instruments, Inc., strike price $18, expires 5/22/09, broker Jefferies & Co., Inc.	(360)	(27,324)
ThyssenKrupp AG, strike price 15.06 EUR, expires 5/7/09, broker Deutsche Bank	(36,700)	(63,108)
Total SA, strike price 37.59 EUR, expires 5/27/09, broker Citigroup Global Markets	(49,000)	(97,286)
Total SA, strike price 40 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(24,800)	(30,490)
Toyota Motor Corp., strike price 3,827 JPY, expires 6/03/09, broker JPMorgan Chase Securities	(81,300)	(206,073)
Ultra Petroleum Corp., strike price $42.50, expires 6/18/09, broker Morgan Stanley & Co., Inc.	(7,000)	(20,781)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	71

Schedule of Investments (concluded)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written (concluded)
Unilever Plc, strike price 13.26 GBP, expires 6/10/09, broker UBS Securities LLC	(69,500)	$(39,113)
Unilever Plc, strike price 13.34 GBP, expires 6/23/09, broker UBS Securities LLC	(58,000)	(36,843)
United Overseas Bank, strike price 11.32 SGD, expires 6/03/09, broker Credit Suisse	(226,000)	(105,450)
United Overseas Bank, strike price 11.59 SGD, expires 6/03/09, broker Credit Suisse	(45,000)	(17,446)
Usinas Siderurgicas de Minas Gerais SA, strike price $35.41, expires 6/17/09, broker Goldman Sachs & Co.	(59,000)	(38,934)
Vivendi, strike price 20.79 EUR, expires 6/23/09, broker JPMorgan Chase Securities	(62,000)	(27,884)
Wal-Mart Stores, Inc., strike price $53.25, expires 5/15/09, broker Goldman Sachs & Co.	(16,000)	(5,010)
Wartsila Oyj - B Shares, strike price 24.72 EUR, expires 6/30/09, broker UBS Securities LLC	(43,300)	(152,423)
Woodside Petroleum Ltd., strike price 38.51 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(24,200)	(15,697)
Yara International ASA, strike price 167.42 NOK, expires 5/27/09, broker Deutsche Bank	(55,000)	(111,985)
Yara International ASA, strike price 186.01 NOK, expires 6/30/09, broker UBS Securities LLC	(42,000)	(56,360)
Zurich Financial Services AG, strike price 195.31 CHF, expires 6/10/09, broker Citigroup Global Markets	(1,700)	(34,578)
Zurich Financial Services AG, strike price 207.23 CHF, expires 7/7/09, broker Citigroup Global Markets	(1,400)	(22,830)

Total Over-the-Counter Call Options Written—(1.8)%		(9,204,546)

Over-the-Counter Put Options Written—(0.1)%
Nabors Industries Ltd., strike price $13, expires 6/25/09, broker UBS Securities LLC	(103,000)	(57,371)
OMV AG, strike price 24.92 EUR, expires 5/14/09, broker Goldman Sachs & Co.	(66,000)	(182,206)
Usinas Siderurgicas de Minas Gerais SA, strike price $33.35, expires 5/19/09, broker Goldman Sachs & Co.	(98,000)	(103,400)
Woodside Petroleum Ltd., strike price 35.52 AUD, expires 5/20/09, broker JPMorgan Chase Securities	(40,300)	(6,706)
Xstrata Plc, strike price 5.45 GBP, expires 6/19/09, broker UBS Securities LLC	(365,000)	(241,796)

Total Over-the-Counter Put Options Written		(591,479)

Total Options Written (Premiums Received $14,029,617)—(3.5)%		(18,353,581)

Total Investments Net of Outstanding Options Written—95.3%		490,806,323
Other Assets in Excess of Liabilities—4.7%		24,401,233

Net Assets—100.0%		$515,207,556

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$627,280,047

Gross unrealized appreciation	$15,748,557
Gross unrealized depreciation	(133,868,700)

Net unrealized depreciation	$(118,120,143)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	25,295,154	$165,015
BlackRock Liquidity Series, LLC Money Market Series	(2,015,550)	$75,647

(f)	Security purchased with the cash proceeds from securities loans.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	18,679,000	USD	2,410,225	UBS Securities LLC	5/05/09	$56
JPY	62,656,000	USD	634,952	Citigroup Global Markets	5/08/09	451
NOK	13,464,000	USD	2,055,490	Citigroup Global Markets	5/06/09	(5,226)
NOK	2,992,000	USD	454,313	Citigroup Global Markets	5/06/09	1,301
SEK	12,301,000	USD	1,530,699	Citigroup Global Markets	5/06/09	(1,557)
USD	120,355	CHF	137,000	Citigroup Global Markets	5/04/09	314
USD	81,586	CHF	93,000	Citigroup Global Markets	5/05/09	98
USD	209,429	EUR	158,000	Citigroup Global Markets	5/04/09	382
USD	21,181	EUR	16,000	Citigroup Global Markets	5/04/09	11
USD	275,862	GBP	187,000	Citigroup Global Markets	5/05/09	(775)
USD	890,301	SGD	1,333,000	Deutsche Bank Securities	5/04/09	(10,059)
USD	365,574	SGD	543,000	Citigroup Global Markets	5/05/09	(1,188)

Total						$(16,192)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$340,585,978	—	$(8,557,556)
Level 2	168,573,926	$2,613	(9,814,830)
Level 3	—	—	—

Total	$509,159,904	$2,613	$(18,372,386)

**

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2009

[This Page Intentionally Left Blank]

Statements of Assets and Liabilities

April 30, 2009	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)
Assets
Investments at value - unaffiliated[1,2]	$437,670,935	$519,601,053	$237,973,430	$114,893,768	$535,547,432
Investments at value - affiliated[3]	8,918,424	21,699,473	6,752,474	4,858,252	23,083,307
Cash	—	—	41,580	—	—
Cash collateral pledged for options written contracts	—	—	—	—	—
Foreign currency at value[4]	—	—	—	10,163	7,915
Investments sold receivable	548,896	706,312	21,875	819,135	5,378,402
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	12
Dividend and interest receivable	994,054	1,153,662	411,393	359,126	1,025,162
Securities lending income receivable - affiliated	—	6,414	—	3,783	2,931
Other assets	178,521	105,060	75,545	3,051	201,403

	448,310,830	543,271,974	245,276,297	120,947,278	565,246,564

Liabilities
Collateral at value - securities loaned	—	4,375,000	—	1,200,500	3,567,600
Investments purchased payable	4,140	1,500	1,200	284,046	88,762
Options written at value[5]	4,049,244	11,277,733	2,998,985	3,744,476	5,880,160
Foreign currency at value[4]	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—	—
Investment advisory fees payable	233,783	426,467	145,390	108,318	523,198
Officer’s and Trustees’ fees payable	88,284	73,751	31,133	—	89,158
Licensing fee payable	35,605	42,226	19,207	—	—
Other liabilities	—	—	—	21,562	372,869
Other accrued expenses payable	356,923	404,040	280,180	78,956	262,801

	4,767,979	16,600,717	3,476,095	5,437,858	10,784,548

Net Assets	$443,542,851	$526,671,257	$241,800,202	$115,509,420	$554,462,016

Net Assets Consist of
Paid-in capital	$715,088,527	$956,629,667	$359,794,833	$224,629,644	$709,364,816
Distributions in excess of net investment income	(7,652,226)	(31,488,444)	(3,256,220)	(8,951,059)	(12,783,850)
Accumulated net realized gain (loss)	(183,768,362)	(236,634,775)	(26,997,621)	(11,052,640)	9,051,846
Net unrealized appreciation/depreciation	(80,125,088)	(161,835,191)	(87,740,790)	(89,116,525)	(151,170,796)

Net Assets	$443,542,851	$526,671,257	$241,800,202	$115,509,420	$554,462,016

Net asset value[6]	$8.14	$7.55	$8.99	$9.78	$18.63

[1] Investments at cost - unaffiliated	$516,773,099	$680,153,523	$324,511,301	$202,049,574	$688,139,823
[2] Securities on loan at value	$—	$4,084,500	$—	$1,175,420	$3,563,636
[3] Investments at cost - affiliated	$8,918,424	$21,699,473	$6,752,474	$4,858,252	$23,083,307
[4] Foreign currency at cost	$—	$—	$—	$10,068	$7,926
[5] Premiums received	$3,026,320	$9,995,012	$1,796,066	$1,806,016	$7,293,829
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	54,518,315	69,778,138	26,908,028	11,812,573	29,766,217

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2009

April 30, 2009	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)

Assets
Investments at value - unaffiliated[1,2]	$385,194,204	$197,134,503	$157,868,534	$950,426,309	$500,186,462	$64,900,288	$483,000,900
Investments at value - affiliated[3]	24,786,437	10,090,076	7,687,235	23,098,357	25,952,725	2,749,855	26,159,004
Cash	23,546,149	11,814,300	4,047,225	63,892,287	13,406,624	11,400	31,085,375
Cash collateral pledged for options written contracts	—	—	—	10,000,000	—	—	—
Foreign currency at value[4]	406,332	113,983	81,261	17,719,604	—	81,218	243,965
Investments sold receivable	2,661,438	1,327,719	4,505,755	6,602,367	1,506,470	79,531	3,427,757
Unrealized appreciation on foreign currency exchange contracts	1,595	974	225	4,166	—	37	2,613
Dividend and interest receivable	1,932,735	630,440	234,184	6,892,348	972,784	241,058	1,734,169
Securities lending income receivable - affiliated	—	1,089	16	261	400	—	2,372
Other assets	53,843	133,747	19,063	160,667	781,177	8,776	790,604

	438,582,733	221,246,831	174,443,498	1,078,796,366	542,806,642	68,072,163	546,446,759

Liabilities
Collateral at value - securities loaned	—	—	64,500	—	2,932,500	—	863,850
Investments purchased payable	9,085,463	4,518,546	5,554,692	14,499,696	691,629	45,101	11,125,029
Options written at value[5]	11,769,846	7,052,618	1,438,683	37,437,671	11,531,617	490,047	18,353,581
Foreign currency at value[4]	—	—	—	—	205,558	—	—
Unrealized depreciation on foreign currency exchange contracts	15,128	7,498	38	46,569	—	—	18,805
Investment advisory fees payable	334,817	167,827	136,196	820,031	495,246	40,730	412,954
Officer’s and Trustees’ fees payable	43,032	20,391	9,231	106,180	67,927	7,509	62,982
Licensing fee payable	—	—	—	5,911	—	8,146	—
Other liabilities	—	—	161,605	13,418	—	—	—
Other accrued expenses payable	272,264	247,793	104,585	362,366	251,910	86,010	402,002

	21,520,550	12,014,673	7,469,530	53,291,842	16,176,387	677,543	31,239,203

Net Assets	$417,062,183	$209,232,158	$166,973,968	$1,025,504,524	$526,630,255	$67,394,620	$515,207,556

Net Assets Consist of
Paid-in capital	$764,272,677	$301,565,206	$181,156,741	$1,976,810,677	$811,072,654	$83,390,386	$746,538,931
Distributions in excess of net investment income	(36,800,503)	(11,803,218)	(6,643,033)	(80,005,419)	(26,847,600)	(976,402)	(28,744,983)
Accumulated net realized gain (loss)	(289,073,887)	(34,848,861)	944,449	(368,206,208)	(17,453,858)	(1,719,958)	(82,303,530)
Net unrealized appreciation/depreciation	(21,336,104)	(45,680,969)	(8,484,189)	(503,094,526)	(240,140,941)	(13,299,406)	(120,282,862)

Net Assets	$417,062,183	$209,232,158	$166,973,968	$1,025,504,524	$526,630,255	$67,394,620	$515,207,556

Net asset value[6]	$9.27	$16.56	$21.99	$9.65	$9.29	$11.17	$9.88

[1] Investments at cost - unaffiliated	$405,914,732	$241,278,469	$166,568,784	$1,442,813,998	$737,752,949	$78,140,465	$598,965,018
[2] Securities on loan at value	$—	$—	$57,990	$—	$2,619,700	$—	$866,508
[3] Investments at cost - affiliated	$24,786,437	$10,090,076	$7,687,235	$23,098,357	$25,952,725	$2,749,855	$26,159,004
[4] Foreign currency at cost	$405,875	$114,825	$80,707	$17,401,425	$(203,656)	$81,059	$244,356
[5] Premiums received	$11,220,346	$5,516,772	$1,657,048	$26,601,695	$8,946,975	$424,661	$14,029,617
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	44,995,192	12,634,026	7,591,500	106,306,178	56,708,028	6,033,028	52,162,868

SEMI-ANNUAL REPORT	APRIL 30, 2009	75

Statements of Operations

Period Ended April 30, 2009	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)
Investment Income
Dividends	$11,864,296	$13,965,670	$6,084,191	$1,105,725	$5,877,898
Income - affiliated	77,644	211,601	34,686	69,471	140,584
Securities lending income - affiliated	—	33,421	—	16,607	79,743
Foreign taxes withheld	—	—	—	(61,104)	(301,385)

Total income	11,941,940	14,210,692	6,118,877	1,130,699	5,796,840

Expenses
Investment advisory	1,501,530	2,772,581	900,831	651,548	3,050,683
License	231,005	277,258	120,111	—	—
Printing	81,633	93,251	37,751	25,931	89,765
Professional	49,170	56,628	37,794	34,631	61,398
Custodian	36,289	44,398	31,734	52,028	61,035
Officer and Trustees	30,150	37,049	19,286	9,202	35,324
Insurance	19,866	23,446	9,964	4,705	23,292
Transfer agent	5,042	5,233	4,981	4,966	4,886
Registration	3,266	11,089	333	8,983	454
Miscellaneous	2,454	8,293	2,453	15,645	8,775

Total expenses	1,960,405	3,329,226	1,165,238	807,639	3,335,612

Less fees waived by advisor	—	—	—	—	(508,447)

Total expenses after fees waived	1,960,405	3,329,226	1,165,238	807,639	2,827,165

Net investment income	9,981,535	10,881,466	4,953,639	323,060	2,969,675

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(134,554,043)	(209,329,626)	(19,238,058)	(14,651,986)	(21,954,290)
Foreign currency	—	—	—	35,669	(24,017)
Futures	—	—	—	—	—
Options written	3,570,961	27,282,793	1,876,958	2,638,501	36,184,629
Swaps	—	—	—	—	—

	(130,983,082)	(182,046,833)	(17,361,100)	(11,977,816)	14,206,322

Net change in unrealized appreciation/depreciation on:
Investments	20,255,722	77,466,280	(22,985,305)	18,716,267	(28,819,414)
Foreign currency	—	—	—	5,799	4,334
Futures	—	—	—	—	—
Options written	(1,022,924)	(5,946,753)	(1,202,919)	(2,975,543)	(26,267,611)
Swaps	—	—	—	—	—

	19,232,798	71,519,527	(24,188,224)	15,746,523	(55,082,691)

Total realized and unrealized gain (loss)	(111,750,284)	(110,527,306)	(41,549,324)	3,768,707	(40,876,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(101,768,749)	$(99,645,840)	$(36,595,685)	$4,091,767	$(37,906,694)

[1]	Net of $(34,502) and $(84,994) foreign capital gain tax for BlackRock Global Opportunities Equity Trust (BOE) and BlackRock World Investment Trust (BWC), respectively.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2009

Period Ended April 30, 2009	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)
Investment Income
Dividends	$8,519,737	$3,876,499	$1,173,517	$22,894,889	$5,039,125	$1,808,759	$8,707,815
Income - affiliated	170,599	66,759	91,601	323,978	147,572	4,504	165,015
Securities lending income - affiliated	—	18,974	4,590	3,203	1,393	—	75,647
Foreign taxes withheld	(395,461)	(190,075)	(54,827)	(1,786,049)	(68,134)	(79,170)	(473,330)

Total income	8,294,875	3,772,157	1,214,881	21,436,021	5,119,956	1,734,093	8,475,147

Expenses
Investment advisory	2,057,840	1,002,379	837,679	5,038,939	2,751,942	245,333	2,496,459
License	—	—	—	1,524	—	49,066	—
Printing	73,446	35,326	24,082	152,375	91,030	12,534	85,685
Professional	53,380	40,174	33,909	91,583	54,456	27,412	57,961
Custodian	86,376	65,912	42,432	204,506	91,552	28,509	76,585
Officer and Trustees	26,819	18,721	11,670	64,059	32,327	5,239	31,672
Insurance	18,246	8,420	6,027	42,834	21,867	2,748	20,804
Transfer agent	4,861	4,861	4,871	5,010	4,968	4,864	4,980
Registration	4,999	334	4,290	8,105	1,940	997	3,535
Miscellaneous	9,725	49,570	4,484	25,275	14,684	2,576	100,062

Total expenses	2,335,692	1,225,697	969,444	5,634,210	3,064,766	379,278	2,877,743

Less fees waived by advisor	—	—	—	—	(458,657)	—	—

Total expenses after fees waived	2,335,692	1,225,697	969,444	5,634,210	2,606,109	379,278	2,877,743

Net investment income	5,959,183	2,546,460	245,437	15,801,811	2,513,847	1,354,815	5,597,404

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(227,712,066)	(50,510,892)	(7,948,628)	(428,321,050)	(42,793,884)	(1,665,293)	(121,089,968)
Foreign currency	(1,620,845)	(16,427)	(7,833)	484,883	(57,199)	33,402	(71,314)
Futures	(10,002,169)	—	—	—	—	—	—
Options written	19,703,635	17,176,256	6,575,308	62,033,301	28,141,176	342,276	42,244,916
Swaps	—	—	—	(349,939)	—	—	—

	(219,631,445)	(33,351,063)	(1,381,153)	(366,152,805)	(14,709,907)	(1,289,615)	(78,916,366)

Net change in unrealized appreciation/depreciation on:
Investments	184,398,661	34,765,840 [1]	(3,017,181)	377,520,822	54,321,968	(4,835,255)	83,934,473 [1]
Foreign currency	1,158,361	(7,588)	(12,499)	339,628	244	2,258	1,046
Futures	4,527,836	—	—	—	—	—	—
Options written	2,989,836	(8,184,856)	(1,366,470)	(12,823,011)	(19,926,839)	(65,386)	(20,168,315)
Swaps	—	—	—	1,061,948	—	—	—

	193,074,694	26,573,396	(4,396,150)	366,099,387	34,395,373	(4,898,383)	63,767,204

Total realized and unrealized gain (loss)	(26,556,751)	(6,777,667)	(5,777,303)	(53,418)	19,685,466	(6,187,998)	(15,149,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,597,568)	$(4,231,207)	$(5,531,866)	$15,748,393	$22,199,313	$(4,833,183)	$(9,551,758)

SEMI-ANNUAL REPORT	APRIL 30, 2009	77

Statements of Changes in Net Assets

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$9,981,535	$24,232,203	$10,881,466	$26,271,376
Net realized gain (loss)	(130,983,082)	(54,852,838)	(182,046,833)	(46,984,333)
Net change in unrealized appreciation/depreciation	19,232,798	(201,915,360)	71,519,527	(215,885,148)

Net increase (decrease) in net assets resulting from operations	(101,768,749)	(232,535,995)	(99,645,840)	(236,598,105)

Dividends and Distributions to Shareholders From
Net investment income	(17,718,452)	(23,269,463)	(42,651,887)	(36,568,327)
Net realized gain	—	—	—	—
Tax return of capital	—	(25,797,022)	—	(41,626,799)

Decrease in net assets resulting from dividends and distributions to shareholders	(17,718,452)	(49,066,485)	(42,651,887)	(78,195,126)

Capital Share Transactions
Reinvestment of dividends	—	—	—	—

Net Assets
Total decrease in net assets	(119,487,201)	(281,602,480)	(142,297,727)	(314,793,231)
Beginning of period	563,030,052	844,632,532	668,968,984	983,762,215

End of period	$443,542,851	$563,030,052	$526,671,257	$668,968,984

End of period undistributed (distributions in excess of) net investment income	$(7,652,226)	$84,691	$(31,488,444)	$281,977

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2009

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Period Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$4,953,639	$12,034,545	$323,060	$818,561
Net realized gain (loss)	(17,361,100)	(11,706,289)	(11,977,816)	18,966,066
Net change in unrealized appreciation/depreciation	(24,188,224)	(98,616,276)	15,746,523	(119,422,702)

Net increase (decrease) in net assets resulting from operations	(36,595,685)	(98,288,020)	4,091,767	(99,638,075)

Dividends and Distributions to Shareholders From
Net investment income	(8,745,109)	(10,691,257)	(9,405,571)	(197,349)
Net realized gain	—	—	—	(18,613,793)
Tax return of capital	—	(13,525,968)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(8,745,109)	(24,217,225)	(9,405,571)	(18,811,142)

Capital Share Transactions
Reinvestment of dividends	—	—	541,632	—

Net Assets
Total decrease in net assets	(45,340,794)	(122,505,245)	(4,772,172)	(118,449,217)
Beginning of period	287,140,996	409,646,241	120,281,592	238,730,809

End of period	$241,800,202	$287,140,996	$115,509,420	$120,281,592

End of period undistributed (distributions in excess of) net investment income	$(3,256,220)	$535,250	$(8,951,059)	$131,452

	BlackRock Energy and Resources Trust (BGR)		BlackRock Global Equity Income Trust (BFD)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$2,969,675	$14,442,007	$5,959,183	$19,038,174
Net realized gain (loss)	14,206,322	43,477,431	(219,631,445)	(69,240,742)
Net change in unrealized appreciation/depreciation	(55,082,691)	(458,340,416)	193,074,694	(268,111,010)

Net increase (decrease) in net assets resulting from operations	(37,906,694)	(400,420,978)	(20,597,568)	(318,313,578)

Dividends and Distributions to Shareholders From
Net investment income	(24,110,636)	(28,642,573)	(42,745,432)	(18,288,211)
Net realized gain	—	(73,767,114)	—	—
Tax return of capital	—	—	—	(67,202,654)

Decrease in net assets resulting from dividends and distributions to shareholders	(24,110,636)	(102,409,687)	(42,745,432)	(85,490,865)

Capital Share Transactions
Reinvestment of dividends	—	—	—	—

Net Assets
Total decrease in net assets	(62,017,330)	(502,830,665)	(63,343,000)	(403,804,443)
Beginning of period	616,479,346	1,119,310,011	480,405,183	884,209,626

End of period	$554,462,016	$616,479,346	$417,062,183	$480,405,183

End of period undistributed (distributions in excess of) net investment income	$(12,783,850)	$8,357,111	$(36,800,503)	$(14,254)

SEMI-ANNUAL REPORT	APRIL 30, 2009	79

Statements of Changes in Net Assets (concluded)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$2,546,460	$5,279,605	$245,437	$428,710
Net realized gain (loss)	(33,351,063)	23,855,281	(1,381,153)	11,657,369
Net change in unrealized appreciation/depreciation	26,573,396	(155,095,659)	(4,396,150)	(46,993,721)

Net increase (decrease) in net assets resulting from operations	(4,231,207)	(125,960,773)	(5,531,866)	(34,907,642)

Dividends and Distributions to Shareholders From
Net investment income	(14,371,205)	(7,049,171)	(7,135,964)	(706,588)
Net realized gain	—	(31,369,148)	—	(15,024,124)
Tax return of capital	—	(305,125)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(14,371,205)	(38,723,444)	(7,135,964)	(15,730,712)

Capital Share Transactions
Reinvestment of dividends	—	2,777,501	—	—

Net Assets
Total decrease in net assets	(18,602,412)	(161,906,716)	(12,667,830)	(50,638,354)
Beginning of period	227,834,570	389,741,286	179,641,798	230,280,152

End of period	$209,232,158	$227,834,570	$166,973,968	$179,641,798

End of period undistributed (distributions in excess of) net investment income	$(11,803,218)	$21,527	$(6,643,033)	$247,494

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	APRIL 30, 2009

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Period Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$15,801,811	$41,662,352	$2,513,847	$11,960,821
Net realized gain (loss)	(366,152,805)	81,394,441	(14,709,907)	48,498,401
Net change in unrealized appreciation/depreciation	366,099,387	(977,670,522)	34,395,373	(625,770,770)

Net increase (decrease) in net assets resulting from operations	15,748,393	(854,613,729)	22,199,313	(565,311,548)

Dividends and Distributions to Shareholders From
Net investment income	(96,759,883)	(31,621,671)	(30,826,484)	(9,394,325)
Net realized gain	—	(93,583,511)	—	(69,123,611)
Tax return of capital	—	(52,187,938)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(96,759,883)	(177,393,120)	(30,826,484)	(78,517,936)

Capital Share Transactions
Reinvestment of dividends	—	—	—	—

Net Assets
Total decrease in net assets	(81,011,490)	(1,032,006,849)	(8,627,171)	(643,829,484)
Beginning of period	1,106,516,014	2,138,522,863	535,257,426	1,179,086,910

End of period	$1,025,504,524	$1,106,516,014	$526,630,255	$535,257,426

End of period undistributed (distributions in excess of) net investment income	$(80,005,419)	$952,653	$(26,847,600)	$1,465,037

	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)		BlackRock World Investment Trust (BWC)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Operations
Net investment income	$1,354,815	$3,270,350	$5,597,404	$12,986,868
Net realized gain (loss)	(1,289,615)	(482,350)	(78,916,366)	57,554,814
Net change in unrealized appreciation/depreciation	(4,898,383)	(49,347,668)	63,767,204	(380,892,213)

Net increase (decrease) in net assets resulting from operations	(4,833,183)	(46,559,668)	(9,551,758)	(310,350,531)

Dividends and Distributions to Shareholders From
Net investment income	(2,488,624)	(3,107,404)	(35,601,157)	(12,477,040)
Net realized gain	—	—	—	(89,138,804)
Tax return of capital	—	(2,322,321)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(2,488,624)	(5,429,725)	(35,601,157)	(101,615,844)

Capital Share Transactions
Reinvestment of dividends	—	—	—	1,506,138

Net Assets
Total decrease in net assets	(7,321,807)	(51,989,393)	(45,152,915)	(410,460,237)
Beginning of period	74,716,427	126,705,820	560,360,471	970,820,708

End of period	$67,394,620	$74,716,427	$515,207,556	$560,360,471

End of period undistributed (distributions in excess of) net investment income	$(976,402)	$157,407	$(28,744,983)	$1,258,770

SEMI-ANNUAL REPORT	APRIL 30, 2009	81

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

	Six Months Ended April 30, 2009 (unaudited)					Period December 23, 2003[1] through October 31, 2004
		Year Ended October 31,

		2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.33	$15.49	$15.95	$14.21	$14.67	$14.33 [2]

Net investment income	0.18	0.41	0.45	0.42	0.43	0.37
Net realized and unrealized gain (loss)	(2.04)	(4.67)	(0.01)	2.21	0.01	0.66

Net increase (decrease) from investment operations	(1.86)	(4.26)	0.44	2.63	0.44	1.03

Dividends and distributions from:
Net investment income	(0.33)[3]	(0.43)	(0.44)	(0.41)	(0.43)	(0.38)
Net realized gain	—	—	(0.38)	(0.32)	(0.28)	—
Tax return of capital	—	(0.47)	(0.08)	(0.16)	(0.19)	(0.29)

Total dividends and distributions	(0.33)	(0.90)	(0.90)	(0.89)	(0.90)	(0.67)

Capital charges with respect to the issuance of shares	—	—	—	—	—	(0.02)

Net asset value, end of period	$8.14	$10.33	$15.49	$15.95	$14.21	$14.67

Market price, end of period	$6.97	$9.20	$13.64	$14.86	$12.77	$14.98

Total Investment Returns[4]

Based on net asset value	(17.74)%[5]	(27.56)%	3.15%	19.89%	3.11%	7.28%[5]

Based on market price	(20.91)%[5]	(26.73)%	(2.50)%	24.31%	(9.25)%	4.62%[5]

Ratios to Average Net Assets

Total expenses	0.85%[6]	0.83%	0.82%	0.84%	0.84%	0.83%[6]

Net investment income	4.32%[6]	3.46%	2.87%	2.90%	2.93%	3.00%[6]

Supplemental Data

Net assets, end of period (000)	$443,543	$563,030	$844,633	$869,703	$774,691	$800,200

Portfolio turnover	27%	23%	12%	11%	27%	6%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	Six Months Ended April 30, 2009 (unaudited)				Period August 31, 2005[1] through October 31, 2005
		Year Ended October 31,

		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$9.59	$14.10	$14.88	$14.01	$14.33 [2]

Net investment income	0.15	0.34	0.39	0.37	0.06
Net realized and unrealized gain (loss)	(1.58)	(3.73)	0.06	1.71	(0.26)

Net increase (decrease) from investment operations	(1.43)	(3.39)	0.45	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.61)[3]	(0.52)	(0.43)	(0.15)	(0.06)
Net realized gain	—	(0.60)	(0.80)	(1.06)	(0.04)

Total dividends and distributions	(0.61)	(1.12)	(1.23)	(1.21)	(0.10)

Capital charges with respect to the issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$7.55	$9.59	$14.10	$14.88	$14.01

Market price, end of period	$6.72	$8.47	$12.68	$14.92	$13.79

Total Investment Return[4]

Based on net asset value	(14.73)%[5]	(24.35)%	3.21%	15.72%	(1.42)%[5]

Based on market price	(14.07)%[5]	(25.70)%	(7.43)%	17.97%	(7.40)%[5]

Ratios to Average Net Assets

Total expenses	1.20%[6]	1.18%	1.17%	1.19%	1.25%[6]

Net investment income	3.92%[6]	3.20%	2.76%	2.73%	2.44%[6]

Supplemental Data

Net assets, end of period (000)	$526,671	$668,969	$983,762	$1,033,127	$968,245

Portfolio turnover	35%	86%	91%	138%	5%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	83

Financial Highlights	BlackRock Strategic Dividend AchieversTM Trust (BDT)

	Six Months Ended April 30, 2009 (unaudited)					Period March 30, 2004[1] through October 31, 2004
		Year Ended October 31,

		2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.67	$15.22	$16.13	$15.14	$14.96	$14.33 [2]

Net investment income	0.18	0.37	0.40	0.37	0.46	0.18
Net realized and unrealized gain (loss)	(1.53)	(4.02)	(0.41)	1.52	0.62	0.92

Net increase (decrease) from investment operations	(1.35)	(3.65)	(0.01)	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.33)[3]	(0.40)	(0.40)	(0.35)	(0.46)	(0.17)
Net realized gain	—	—	(0.38)	(0.55)	(0.42)	—
Tax return of capital	—	(0.50)	(0.12)	—	(0.02)	(0.28)

Total dividends and distributions	(0.33)	(0.90)	(0.90)	(0.90)	(0.90)	(0.45)

Capital charges with respect to the issuance of shares	—	—	—	—	—	(0.02)

Net asset value, end of period	$8.99	$10.67	$15.22	$16.13	$15.14	$14.96

Market price, end of period	$7.52	$9.01	$13.19	$14.53	$13.20	$14.54

Total Investment Return[4]

Based on net asset value	(12.15)%[5]	(23.93)%	0.24%	13.65%	7.62%	7.75%[5]

Based on market price	(12.97)%[5]	(25.88)%	(3.56)%	17.43%	(3.46)%	0.01%[5]

Ratios to Average Net Assets

Total expenses	0.97%[6]	0.94%	0.95%	0.96%	0.96%	0.99%[6]

Net investment income	4.12%[6]	3.40%	2.75%	2.57%	3.01%	2.18%[6]

Supplemental Data

Net assets, end of period (000)	$241,800	$287,141	$409,646	$433,938	$407,366	$402.570

Portfolio turnover	2%	20%	18%	18%	24%	1%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008	Period September 28, 2007[1] through October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$10.23	$20.31	$19.10 [2]

Net investment income	0.03	0.03	—
Net realized and unrealized gain (loss)	0.32	(8.51)	1.25

Net increase (decrease) from investment operations	0.35	(8.48)	1.25

Dividends and distributions from:
Net investment income	(0.80)[3]	(0.02)	—
Net realized gain	—	(1.58)	—

Total dividends and distributions	(0.80)	(1.60)	—

Capital charges with respect to the issuance of shares	—	—	(0.04)

Net asset value, end of period	$9.78	$10.23	$20.31

Market price, end of period	$9.52	$9.20	$19.75

Total Investment Return[4]

Based on net asset value	3.86%[5]	(43.99)%	6.28%[5]

Based on market price	12.42%[5]	(48.20)%	(1.25)%[5]

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.49%[6]	1.35%	1.68%[6]

Total expenses	1.49%[6]	1.36%	1.70%[6]

Net investment income	0.60%[6]	0.38%	0.97%[6]

Supplemental Data

Net assets, end of period (000)	$115,509	$120,282	$238,731

Portfolio turnover	11%	45%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	85

Financial Highlights	BlackRock Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2009 (unaudited)				Period December 29, 2004[1] through October 31, 2005
		Year Ended October 31,

		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$20.71	$37.60	$29.67	$28.12	$23.88 [2]

Net investment income	0.10	1.18	0.49	0.75	0.56
Net realized and unrealized gain (loss)	(1.37)	(14.63)	9.27	3.65	4.85

Net increase (decrease) from investment operations	(1.27)	(13.45)	9.76	4.40	5.41

Dividends and distributions from:
Net investment income	(0.81)[3]	(0.96)	(0.70)	(0.49)	(0.54)
Net realized gain	—	(2.48)	(1.13)	(2.36)	(0.59)

Total dividends and distributions	(0.81)	(3.44)	(1.83)	(2.85)	(1.13)

Capital charges with respect to the issuance of shares	—	—	—	—	(0.04)

Net asset value, end of period	$18.63	$20.71	$37.60	$29.67	$28.12

Market price, end of period	$16.94	$17.99	$32.14	$26.73	$25.16

Total Investment Return[4]

Based on net asset value	(5.52)%[5]	(38.15)%	34.98%	17.30%	22.99%[5]

Based on market price	(1.11)%[5]	(37.14)%	28.07%	18.11%	5.10%[5]

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly	1.11%[6]	1.07%	1.07%	1.08%	1.10%[6]

Total expenses	1.31%[6]	1.27%	1.27%	1.28%	1.30%[6]

Net investment income	1.17%[6]	1.38%	1.69%	2.47%	2.59%[6]

Supplemental Data

Net assets, end of period (000)	$554,462	$616,479	$1,119,310	$883,104	$836,924

Portfolio turnover	25%	54%	47%	40%	64%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock Global Equity Income Trust (BFD)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008	Period March 30, 2007[1] through October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$10.68	$19.65	$19.10 [2]

Net investment income	0.13	0.41	0.28
Net realized and unrealized gain (loss)	(0.59)	(7.48)	1.25

Net increase (decrease) from investment operations	(0.46)	(7.07)	1.53

Dividends and distributions from:
Net investment income	(0.95)[3]	(0.41)	(0.28)
Net realized gain	—	—	(0.08)
Tax return of capital	—	(1.49)	(0.59)

Total dividends and distributions	(0.95)	(1.90)	(0.95)

Capital charges with respect to the issuance of shares	—	—	(0.03)

Net asset value, end of period	$9.27	$10.68	$19.65

Market price, end of period	$8.43	$9.13	$17.93

Total Investment Return[4]
Based on net asset value	(1.00)%[5]	(38.56)%	8.09%[5]

Based on market price	5.31%[5]	(42.44)%	(5.81)%[5]

Ratios to Average Net Assets
Total expenses	1.14%[6]	1.11%	1.11%[6]

Net investment income	2.90%[6]	2.66%	2.12%[6]

Supplemental Data
Net assets, end of period (000)	$417,062	$480,405	$884,210

Portfolio turnover	120%	72%	39%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	87

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2009 (unaudited)				Period March 31, 2005[1] through October 31, 2005
		Year Ended October 31,

		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$18.03	$31.09	$26.72	$23.77	$23.88 [2]

Net investment income	0.20	0.39	0.55	0.58	0.37
Net realized and unrealized gain (loss)	(0.53)	(10.39)	6.32	4.64	0.13

Net increase (decrease) from investment operations	(0.33)	(10.00)	6.87	5.22	0.50

Dividends and distributions from:
Net investment income	(1.14)[3]	(0.56)	(0.36)	(0.59)	(0.23)
Net realized gain	—	(2.48)	(2.14)	(1.68)	(0.33)
Tax return of capital	—	(0.02)	—	—	—

Total dividends and distributions	(1.14)	(3.06)	(2.50)	(2.27)	(0.56)

Capital charges with respect to the issuance of shares	—	—	—	—	(0.05)

Net asset value, end of period	$16.56	$18.03	$31.09	$26.72	$23.77

Market price, end of period	$15.12	$15.89	$28.76	$27.61	$23.88

Total Investment Return[4]

Based on net asset value	0.48%[5]	(35.08)%	27.47%	24.48%	0.81%[5]

Based on market price	4.10%[5]	(38.15)%	14.11%	26.64%	(2.21)%[5]

Ratios to Average Net Assets

Total expenses	1.22%[6]	1.14%	1.15%	1.16%	1.19%[6]

Net investment income	2.54%[6]	1.60%	1.87%	2.45%	3.66%[6]

Supplemental Data

Net assets, end of period (000)	$209,232	$227,835	$389,741	$331,744	$294,195

Portfolio turnover	59%	120%	111%	184%	55%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30, 2009 (unaudited)				Period March 31, 2005[1] through October 31, 2005
		Year Ended October 31,

		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$23.66	$30.33	$27.74	$26.38	$23.88 [2]

Net investment income	0.03	0.10	0.05	0.00 [3]	(0.03)
Net realized and unrealized gain (loss)	(0.76)	(4.70)	4.76	3.28	3.34

Net increase (decrease) from investment operations	(0.73)	(4.60)	4.81	3.28	3.31

Dividends and distributions from:
Net investment income	(0.94)[4]	(0.09)	(0.02)	—	—
Net realized gain	—	(1.98)	(2.20)	(1.92)	(0.77)

Total dividends and distributions	(0.94)	(2.07)	(2.22)	(1.92)	(0.77)

Capital charges with respect to the issuance of shares	—	—	—	—	(0.04)

Net asset value, end of period	$21.99	$23.66	$30.33	$27.74	$26.38

Market price, end of period	$19.72	$21.62	$27.05	$27.32	$25.19

Total Investment Return[5]

Based on net asset value	(2.61)%[6]	(15.55)%	18.62%	13.00%	13.88%[6]

Based on market price	(4.42)%[6]	(13.47)%	7.42%	16.59%	3.81%[6]

Ratios to Average Net Assets

Total expenses	1.16%[7]	1.13%	1.13%	1.15%	1.18%[7]

Net investment income	0.29%[7]	0.20%	0.15%	(0.11)%	(0.19)%[7]

Supplemental Data

Net assets, end of period (000)	$166,974	$179,642	$230,280	$208,151	$198,005

Portfolio turnover	76%	121%	89%	181%	104%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[6]	Aggregate total investment return.
[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	89

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008	Period May 30, 2007[1] through October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$10.41	$20.12	$19.10 [2]

Net investment income	0.15	0.27	0.14
Net realized and unrealized gain (loss)	(0.00)[3]	(8.31)	1.50

Net increase (decrease) from investment operations	0.15	(8.04)	1.64

Dividends and distributions from:
Net investment income	(0.91)[4]	(0.30)	(0.10)
Net realized gain	—	(0.88)	(0.50)
Tax return of capital	—	(0.49)	—

Total dividends and distributions	(0.91)	(1.67)	(0.60)

Capital charges with respect to the issuance of shares	—	—	(0.02)

Net asset value, end of period	$9.65	$10.41	$20.12

Market price, end of period	$8.70	$9.09	$17.76

Total Investment Return[5]

Based on net asset value	2.68%[6]	(41.76)%	8.93%[6]

Based on market price	6.01%[6]	(42.39)%	(8.17)%[6]

Ratios to Average Net Assets

Total expenses	1.12%[7]	1.11%	1.07%[7]

Net investment income	3.14%[7]	2.34%	1.75%[7]

Supplemental Data

Net assets, end of period (000)	$1,025,505	$1,106,516	$2,138,523

Portfolio turnover	48%	123%	46%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	Amounted to less than $(0.01) per share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[6]	Aggregate total investment return.
[7]	Annualized.

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2009 (unaudited)			Period September 29, 2006[1] through October 31, 2006
		Year Ended October 31,

		2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.44	$20.79	$15.33	$14.33 [2]

Net investment income	0.04	0.20	0.20	0.04
Net realized and unrealized gain (loss)	0.35	(10.16)	6.35	0.98

Net increase (decrease) from investment operations	0.39	(9.96)	6.55	1.02

Dividends and distributions from:
Net investment income	(0.54)[3]	(0.17)	(0.29)	—
Net realized gain	—	(1.22)	(0.80)	—

Total dividends and distributions	(0.54)	(1.39)	(1.09)	—

Capital charges with respect to the issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$9.29	$9.44	$20.79	$15.33

Market price, end of period	$7.84	$7.74	$17.59	$15.00

Total Investment Return[4]

Based on net asset value	5.64%[5]	(50.14)%	45.34%	6.98%[5]

Based on market price	8.73%[5]	(51.69)%	25.67%	—%[5]

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly	1.14%[6]	1.09%	1.08%	1.22%[6]

Total expenses	1.34%[6]	1.29%	1.21%	1.42%[6]

Net investment income	1.10%[6]	1.14%	1.37%	2.63%[6]

Supplemental Data

Net assets, end of period (000)	$526,630	$535,257	$1,179,087	$820,283

Portfolio turnover	10%	29%	61%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	91

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Six Months Ended April 30, 2009 (unaudited)						Period May 28, 2004[1] through October 31, 2004
			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.38		$21.00	$18.55	$15.98	$15.29	$14.33 [2]

Net investment income	0.22		0.50	0.46	0.39	0.56	0.21
Net realized and unrealized gain (loss)	(1.02)		(8.22)	2.90	3.22	0.88	0.96

Net increase (decrease) from investment operations	(0.80)		(7.72)	3.36	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.41)[3]		(0.52)	(0.44)	(0.49)	(0.37)	(0.17)
Net realized gain	—		—	(0.40)	(0.55)	(0.38)	—
Tax return of capital	—		(0.38)	(0.07)	(0.00)	—	(0.02)

Total dividends and distributions	(0.41)		(0.90)	(0.91)	(1.04)	(0.75)	(0.19)

Capital charges with respect to the issuance of shares	—		—	—	—	—	(0.02)

Net asset value, end of period	$11.17		$12.38	$21.00	$18.55	$15.98	$15.29

Market price, end of period	$9.39		$10.50	$18.07	$16.36	$14.54	$13.80

Total Investment Return[4]

Based on net asset value	(5.13	)%5	(37.53)%	19.10%	24.34%	10.08%	8.13%[5]

Based on market price	(5.97	)%5	(38.42)%	16.20%	20.52%	10.97%	(6.80)%[5]

Ratios to Average Net Assets

Total expenses	1.16%[6]		0.96%	1.20%	1.13%	1.14%	1.23%[6]

Net investment income	4.14%[6]		3.11%	2.45%	2.45%	3.35%	3.27%[6]

Supplemental Data

Net assets, end of period (000)	$67,395		$74,716	$126,706	$111,925	$96,402	$92,243

Portfolio turnover	7%		10%	12%	10%	38%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	APRIL 30, 2009

Financial Highlights	BlackRock World Investment Trust (BWC)

	Six Months Ended April 30, 2009 (unaudited)					Period October 27, 2005[1] through October 31, 2005
			Year Ended October 31,

			2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$10.74		$18.64	$16.35	$14.42	$14.332

Net investment income	0.10		0.25	0.30	0.30	—
Net realized and unrealized gain (loss)	(0.28)		(6.20)	3.74	2.88	0.11

Net increase (decrease) from investment operations	(0.18)		(5.95)	4.04	3.18	0.11

Dividends and distributions from:
Net investment income	(0.68)[3]		(0.24)	(0.25)	(0.34)	—
Net realized gain	—		(1.71)	(1.50)	(0.91)	—

Total dividends and distributions	(0.68)		(1.95)	(1.75)	(1.25)	—

Capital charges with respect to the issuance of shares	—		—	—	—	(0.02)

Net asset value, end of period	$9.88		$10.74	$18.64	$16.35	$14.42

Market price, end of period	$8.76		$9.22	$17.28	$16.59	$15.08

Total Investment Return[4]

Based on net asset value	(0.62	)%5	(34.34)%	26.48%	22.47%	0.80%[5]

Based on market price	2.64%[5]		(39.20)%	15.56%	18.99%	0.53%[5]

Ratios to Average Net Assets

Total expenses	1.15%[6]		1.10%	1.11%	1.10%	1.23%[6]

Net investment income	2.24%[6]		1.58%	1.62%	2.04%	2.59%[6]

Supplemental Data

Net assets, end of period (000)	$515,208		$560,360	$970,821	$849,947	$672,981

Portfolio turnover	58%		123%	110%	153%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2009	93

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock EcoSolutions Investment Trust (“EcoSolutions”), BlackRock Energy and Resources Trust (“Energy and Resources”) (formerly known as BlackRock Global Energy and Resources Trust), BlackRock Global Equity Income Trust (“Global Equity Income”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock International Growth and Income Trust (“International Growth”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except EcoSolutions, Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). EcoSolutions, Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset values of their shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates market value. The Trusts value their investments in the BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Trusts are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the Advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial Futures Contracts — Each Trust may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the

94	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward Currency Contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Each Trust may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency exchange contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•

Options — The Trusts may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Trust writes a call option, such option is “covered,” meaning that the Trust holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Trust writes a put option, such option is covered by cash or liquid securities in an amount sufficient to cover the obligation.

In purchasing and writing options, the Trusts bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Trusts purchasing a security at a price different from the current market value. The Trust may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Trust to the risk of default by the counterparty to the transaction.

•

Total Return Swaps — The Trusts may enter into total return swaps for investment purposes or to manage its interest rate risk. Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., options, swaps, written options, forward currency contracts or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Trust may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Upon notification from issuers, some of the

SEMI-ANNUAL REPORT	APRIL 30, 2009	95

Notes to Financial Statements (continued)

dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: All Trusts declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend dates.

Securities Lending: The Trusts may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trusts on the next business day. The Trusts typically receive income on the loaned securities but do not receive the income on the collateral. The Trusts may invest cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trusts may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts could experience delays and costs in gaining access to the collateral. The Trusts also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Trusts file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, Energy and Resources, Global Opportunities, Health Sciences, Real Asset, S&P Quality Rankings and World Investment’s US federal tax returns remains open for the four years ended October 31, 2008. The statute of limitations on EcoSolutions, Global Equity Income and International Growth’s US federal tax returns remains open for the two years ended October 31, 2008. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Dividend Achievers Universe: Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent”) to use the Dividend AchieversTM universe of common stocks. If Mergent revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Mergent” and “Dividend AchieversTM” are trademarks of Mergent and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent and Mergent makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on their Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment policies. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s”, “S&P”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s. The Trust is required to pay a quarterly licensing fee, which is shown on its Statement of Operations.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover the

96	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

Trusts’ deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income - affiliated on the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., (“BlackRock”) to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholders of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trusts. For such services, the Trusts pay the Advisor a monthly fee at the following annual rates of the average weekly value of each Trust’s net assets: 0.65% for Dividend Achievers, 1.00% for Enhanced Dividend Achievers, 0.75% for Strategic Dividend Achievers, 1.20% for EcoSolutions, 1.20% for Energy and Resources, 1.00% for Global Equity Income, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.00% for International Growth, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees on Energy and Resources and Real Asset as a percentage of their average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Energy and Resources and in 2014 for Real Asset.

The Advisor has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) for Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, S&P Quality Rankings and World Investment, State Street Research & Management Company (“SSRM”) for Energy and Resources, BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”) for Real Asset and EcoSolutions, BlackRock Capital Management, Inc. (“BCM”) and BIM for Global Equity Income, each an affiliate of the Advisor. The Advisor pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

During the two months ended December 31, 2008 (after which it was no longer considered affiliated), Merrill Lynch, through its affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Commission Amount

Dividend Achievers	$1,900
Enhanced Dividend Achievers	3,021
Strategic Dividend Achievers	1,370
EcoSolutions	583
Energy and Resources	2,015
Global Equity Income	34,735
Global Opportunities	5,585
Health Sciences	8,619
International Growth	695
Real Asset	1,689
World Investment	13,969

The Trusts have received an exemptive order from the SEC permitting them to lend portfolio securities to MLPF&S, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Trusts have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Trusts on such investments is shown as securities lending - affiliated on the Statements of Operations. For the period ended April 30, 2009, BIM received $58,663 in securities lending agent fees.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investment securities, excluding short-term securities for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Dividend Achievers	$127,766,458	$134,338,607
Enhanced Dividend Achievers	204,741,567	192,727,149
Strategic Dividend Achievers	5,790,205	8,684,894
EcoSolutions	11,738,224	12,975,952
Energy and Resources	128,736,545	128,993,659
Global Equity Income	458,431,622	456,364,241
Global Opportunities	113,542,617	123,619,139
Health Sciences	147,964,888	115,555,698
International Growth	466,205,997	520,895,499
Real Asset	46,638,112	83,131,114
S&P Quality Rankings	4,267,418	6,173,161
World Investment	281,467,128	299,210,839

Transactions in options written during the six months ended April 30, 2009 were as follows:

SEMI-ANNUAL REPORT	APRIL 30, 2009	97

Notes to Financial Statements (continued)

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

Dividend Achievers
Options outstanding at beginning of period	—	$—	—	$—
Options written	1,706,453	7,425,765	3,056	867,537
Options expired	(409,087)	(2,911,876)	—	—
Options exercised	(3,038)	(197,971)	—	—
Options closed	(401,613)	(1,289,598)	(3,056)	(867,537)

Options outstanding at end of period	892,715	$3,026,320	—	$—

Enhanced Dividend Achievers
Options outstanding at beginning of period	2,302,738	$11,580,993	—	$—
Options written	6,249,313	29,953,459	3,549	1,007,519
Options expired	(4,434,844)	(25,129,802)	—	—
Options exercised	(342,308)	(1,468,015)	—	—
Options closed	(1,133,328)	(4,941,623)	(3,549)	(1,007,519)

Options outstanding at end of period	2,641,571	$9,995,012	—	$—

Strategic Dividend Achievers
Options outstanding at beginning of period	—	$—
Options written	1,986,296	4,046,599
Options expired	(688,665)	(1,726,499)
Options exercised	(97,902)	(243,126)
Options closed	(145,687)	(280,908)

Options outstanding at end of period	1,054,042	$1,796,066

EcoSolutions
Options outstanding at beginning of period	991,747	$1,793,449	30,243	$42,102
Options written	15,610,163	5,205,304	398	46,551
Options expired	(4,042,927)	(3,786,665)	(378)	(44,952)
Options exercised	(312,391)	(358,156)	(30,263)	(43,701)
Options closed	(2,968,544)	(1,047,916)	—	—

Options outstanding at end of period	9,278,048	$1,806,016	—	$—

Energy and Resources
Options outstanding at beginning of period	2,819,111	$29,384,101	2,750	$690,995
Options written	3,619,129	18,733,291	218,105	2,204,301
Options expired	(4,233,195)	(35,307,289)	(73,735)	(827,161)
Options exercised	(199,217)	(1,318,828)	(87,015)	(910,902)
Options closed	(822,320)	(4,450,742)	(4,475)	(903,937)

Options outstanding at end of period	1,183,508	$7,040,533	55,630	$253,296

Global Equity Income
Options outstanding at beginning of period	3,840	$9,618,280	—	$—
Options written	16,885,669	53,353,603	401,130	785,163
Options expired	(7,035)	(10,205,032)	(16,675)	(18,375)
Options exercised	(2,620)	(263,698)	(25)	(600)
Options closed	(104,955)	(41,952,653)	(720)	(96,342)

Options outstanding at end of period	16,774,899	$10,550,500	383,710	$669,846

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

Global Opportunities
Options outstanding at beginning of period	5,903,329	$8,394,632	145	$59,055
Options written	17,278,572	16,355,478	491,699	1,554,612
Options expired	(12,846,162)	(14,551,443)	(113,359)	(412,834)
Options exercised	(1,361,244)	(1,876,858)	(105,536)	(474,909)
Options closed	(1,058,793)	(3,220,132)	(2,794)	(310,829)

Options outstanding at end of period	7,915,702	$5,101,677	270,155	$415,095

Health Sciences
Options outstanding at beginning of period	111,442	$2,513,406	154,677	$3,039,139
Options written	512,535	6,027,361	7,432	864,847
Options expired	(326,580)	(4,628,802)	(3,547)	(389,966)
Options exercised	(22,850)	(455,733)	(65,037)	(2,635,929)
Options closed	(158,237)	(1,892,187)	(92,210)	(785,088)

Options outstanding at end of period	116,310	$1,564,045	1,315	$93,003

International Growth
Options outstanding at beginning of period	48,073,175	$19,940,508	—	$—
Options written	155,828,187	80,673,631	2,301,073	6,588,362
Options expired	(97,300,022)	(54,276,947)	(309,525)	(1,473,980)
Options exercised	(19,271,796)	(7,635,969)	(672,820)	(1,515,897)
Options closed	(26,325,881)	(14,418,220)	(11,800)	(1,279,793)

Options outstanding at end of period	61,003,663	$24,283,003	1,306,928	$2,318,692

Real Asset
Options outstanding at beginning of period	7,954,427	$19,707,535	15,650	$320,858
Options written	22,561,687	23,697,862	88,392	2,677,669
Options expired	(14,630,711)	(29,391,283)	(38,712)	(1,314,826)
Options exercised	(4,596,204)	(1,983,429)	(17,111)	(555,386)
Options closed	(2,511,006)	(3,878,822)	(1,788)	(333,203)

Options outstanding at end of period	8,778,193	$8,151,863	46,431	$795,112

S&P Quality Rankings
Options outstanding at beginning of period	—	$—
Options written	1,148,074	862,882
Options expired	(423,341)	(300,821)
Options exercised	(51,885)	(61,235)
Options closed	(166,024)	(76,165)

Options outstanding at end of period	506,824	$424,661

World Investment
Options outstanding at beginning of period	14,800,869	$20,233,897	345	$141,903
Options written	46,998,738	40,863,873	1,182,094	3,814,297
Options expired	(33,961,160)	(35,669,361)	(283,864)	(1,066,453)
Options exercised	(3,046,685)	(4,478,834)	(212,959)	(995,354)
Options closed	(3,936,546)	(7,958,348)	(7,474)	(856,003)

Options outstanding at end of period	20,855,216	$12,991,227	678,142	$1,038,390

98	SEMI-ANNUAL REPORT	APRIL 30, 2009

Notes to Financial Statements (continued)

As of April 30, 2009, the value of portfolio securities subject to covered call options written were as follows:

Value

Dividend Achievers	$90,552,035
Enhanced Dividend Achievers	285,842,334
Strategic Dividend Achievers	46,322,201
EcoSolutions	42,747,093
Energy and Resources	151,354,498
Global Equity Income	262,244,896
Global Opportunities	127,100,326
Health Sciences	43,967,445
International Growth	597,195,084
Real Asset	159,819,027
S&P Quality Rankings	12,803,830
World Investment	322,292,844

4. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and coun-terparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statement of Assets and Liabilities.

As of April 30, 2009, the Trusts listed below had the following sector classifications:

Sector	Global Equity Income	Global Oppor- tunities	S&P Quality Rankings	World Investment

Energy	17%	17%	20%	16%
Consumer Products	16	15	16	15
Financial Institutions	14	15	12	15
Technology	10	10	12	10
Health Care	8	8	6	8
Basic Materials	8	8	1	8
Industrials	7	7	14	7
Telecommunications	7	7	8	7
Exchange-Traded Funds	6	6	—	6
Automotive	2	2	1	2
Media	2	2	—	2
Real Estate	1	1	5	2
Building & Development	1	1	—	1
Business Equipment & Services	1	—	2	—
Transportation	—	1	—	1
Utilities	—	—	1	—
Aerospace & Defense	—	—	1	—
Entertainment & Leisure	—	—	1	—

5. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At April 30, 2009, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

Common Shares Owned

Dividend Achievers	8,028
Enhanced Dividend Achievers	8,028
Strategic Dividend Achievers	8,028
EcoSolutions	6,964
Energy and Resources	4,817
Global Equity Income	6,021
Global Opportunities	4,817
Health Sciences	4,817
International Growth	6,178
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

Shares issued and outstanding during the period April 30, 2009 and the year ended October 31, 2008 increased by the following amounts as a result of dividend reinvestments:

	Period Ended April 30, 2009	Year Ended October 31, 2008

Strategic Dividend Achievers	55,609	—
Global Opportunities	—	99,860
World Investment	—	88,064

6. Capital Loss Carryforwards:

As of October 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31, 2016

Dividend Achievers	$52,785,280
Enhanced Dividend Achievers	29,702,025
Strategic Dividend Achievers	9,636,519
Global Equity Income	67,573,002
S&P Quality Rankings	217,452

SEMI-ANNUAL REPORT	APRIL 30, 2009	99

Notes to Financial Statements (concluded)

7. Subsequent Events:

Subsequent to April 30, 2009, the Board declared distributions per common share as follows:

	Ex-Date	Record Date	Payable Date	Distribution per Common Share

Dividend Achievers	6/11/09	6/15/09	6/30/09	$0.162500
Enhanced Dividend Achievers	6/11/09	6/15/09	6/30/09	0.305625
Strategic Dividend Achievers	6/11/09	6/15/09	6/30/09	0.162500
EcoSolutions	6/11/09	6/15/09	6/30/09	0.400000
Energy and Resources	6/11/09	6/15/09	6/30/09	0.405000
Global Equity Income	5/13/09	5/15/09	5/29/09	0.475000
Global Opportunities	5/13/09	5/15/09	5/29/09	0.568750
Health Sciences	6/11/09	6/15/09	6/30/09	0.384375
International Growth	6/11/09	6/15/09	6/30/09	0.455100
Real Asset	6/11/09	6/15/09	6/30/09	0.271800
S&P Quality Rankings	5/13/09	5/15/09	5/29/09	0.187500
World Investment	6/11/09	6/15/09	6/30/09	0.341250

The June 2, 2009 shareholder meeting to approve the merger of BlackRock Global Equity Income Trust (BFD), BlackRock World Investment Trust (BWC) and BlackRock Global Opportunities Equity Trust (BOE) has been adjourned until June 30, 2009 to allow additional time to solicit the required shareholder votes.

100	SEMI-ANNUAL REPORT	APRIL 30, 2009

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Donald C. Burke, President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

Accounting Agent
The Bank of New York Mellon
Brooklyn, NY 11217

Custodian
The Bank of New York Mellon
Lake Mary, FL 32746

Transfer Agent
The Bank of New York Mellon
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Trusts’ Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Trustee of the Trusts. The Board wishes Mr. Salomon well in his retirement.

BlackRock Global Equity Income Trust is managed by a team of investment professionals. Effective April 13, 2009, Thomas P. Callan, Michael D. Carey, Jean M. Rosenbaum and Kyle G. McClements are the Trust’s co-portfolio managers responsible for the day-to-day management of the Trust’s portfolio and the selection of its investments. Messrs. Callan, Carey and McClements and Ms. Rosenbaum have been members of the Trust’s management team since 2009.

Thomas P. Callan is Managing Director of BlackRock Inc. since 1998; head of the BlackRock’s Global Opportunities equity team.
Michael D. Carey is Managing Director of BlackRock, Inc. since 2007 and Director thereof from 2004 to 2007.
Jean M. Rosenbaum is Managing Director of BlackRock, Inc. since 2006 and Director thereof from 2002 to 2006.
Kyle G. McClements is Director of BlackRock, Inc. since 2006 and Vice President thereof from 2005 to 2006; Vice President of State Street Research & Management from 2004 to 2005.

SEMI-ANNUAL REPORT	APRIL 30, 2009	101

Additional Information

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of each Trust’s plan. The Trusts will send you a Form 1099-DIV each calendar year that will tell you how to report these dividends and distributions for federal income tax purposes.

April 30, 2009

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Dividend Achievers*	$0.161	$—	$0.164	$0.325	50%	0%	50%	100%
Enhanced Dividend Achievers*	$0.140	$—	$0.471	$0.611	23%	0%	77%	100%
Strategic Dividend Achievers*	$0.160	$—	$0.165	$0.325	49%	0%	51%	100%
EcoSolutions*	$0.107	$—	$0.693	$0.800	13%	0%	87%	100%
Energy and Resources*	$0.192	$0.227	$0.391	$0.810	24%	28%	48%	100%
Global Equity Income*	$0.070	$—	$0.880	$0.950	7%	0%	93%	100%
Global Opportunities*	$0.120	$—	$1.018	$1.138	11%	0%	89%	100%
Health Sciences*	$0.022	$0.539	$0.379	$0.940	2%	58%	40%	100%
International Growth & Income*	$0.081	$—	$0.829	$0.910	9%	0%	91%	100%
Real Asset*	$0.061	$—	$0.483	$0.544	11%	0%	89%	100%
S&P Quality Rankings*	$0.120	$—	$0.293	$0.413	29%	0%	71%	100%
World Investment*	$0.092	$—	$0.590	$0.683	14%	0%	86%	100%

*

The Fund estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

General Information

Global Equity Income’s, Global Opportunities’, International Growth’s and S&P Quality Rankings’ Boards approved a change to the Trust’s non-fundamental investment policy. Under normal circumstances, the Trust anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Advisor, in which case the Trust would invest at least 30%) — of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Trust considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Trust will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). This change in the Trust’s non-fundamental investment policy may reduce the Trust’s flexibility to respond to global market events. For temporary defensive purposes, the Trust may deviate very substantially from the allocation described above.

Global Equity Income recently implemented a change to one of its non-fundamental investment policies, which was approved by its Board of Directors. Global Equity Income had previously, under normal market conditions, invested at least 80% of its total assets in a combination of (i) dividend-paying domestic and foreign common stocks and (ii) common stocks the value of which is subject to covered written index call options. This non-fundamental policy was revised to allow Global Equity Income, under normal market conditions, to invest at least 80% of its total assets in equity securities of companies located in countries throughout the world or options on equity securities or indices of equity securities. The new non-fundamental policy does not emphasize dividend-paying stocks or index call options.

Energy and Resource’s Board recently approved a change to the Trust’s name from “BlackRock Global Energy and Resources Trust” to “BlackRock Energy and Resources Trust”.

Other than the revisions to Global Equity Income’s, Global Opportunities’, International Growth’s and S&P Quality Rankings’ investment policy discussed above, during the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed on page 101, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolios.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

102	SEMI-ANNUAL REPORT	APRIL 30, 2009

Additional Information (concluded)

General Information (concluded)

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,”Clients”) and to safeguarding their nonpublic personal information.The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates,or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2009	103

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

#CEF-SAR-BK12-0409

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Dividend AchieversTM Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: June 19, 2009